HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.94%
	Aerospace & Defense — 1.39%
3,065	HEICO Corp.	$404
1,057	L3Harris Technologies, Inc.	233
5,411	Lockheed Martin Corp.	1,867
747	Northrop Grumman Corp.	269
18,437	Raytheon Technologies Corp.	1,585
6,782	Spirit Aerosystems Holdings, Inc., Class - A	300
431	Teledyne Technologies, Inc.(a)	185
9,011	The Boeing Co.(a)	1,982
4,528	TransDigm Group, Inc.(a)	2,828
		9,653

	Air Freight & Logistics — 0.64%
305	Expeditors International of Washington, Inc.	36
4,786	FedEx Corp.	1,050
1,886	GXO Logistics, Inc.(a)	148
16,845	United Parcel Service, Inc., Class - B	3,067
1,886	XPO Logistics, Inc.(a)	150
		4,451

	Airlines — 0.24%
2,805	Alaska Air Group, Inc.(a)	164
2,097	Copa Holdings SA, Class - A(a)	171
14,457	Delta Air Lines, Inc.(a)	617
9,703	JetBlue Airways Corp.(a)	148
10,506	Southwest Airlines Co.(a)	540
		1,640

	Auto Components — 0.38%
585	Gentex Corp.	19
12,500	Lear Corp.	1,956
37,827	The Goodyear Tire & Rubber Co.(a)	670
		2,645

	Automobiles — 1.51%
7,064	General Motors Co.(a)	372
13,053	Tesla, Inc.(a)	10,123
		10,495

	Banks — 4.57%
232,714	Bank of America Corp.	9,878
16,687	Bank OZK	717
18,854	Citigroup, Inc.	1,323
1,826	Citizens Financial Group, Inc.	86
15,989	Comerica, Inc.	1,287
596	Commerce Bancshares, Inc.	42
1,552	Cullen/Frost Bankers, Inc.	184
3,013	East West Bancorp, Inc.	234
13,076	Fifth Third Bancorp	555
6,815	First Hawaiian, Inc.	200
1,892	First Republic Bank	365
41,225	Huntington Bancshares, Inc.	637
52,407	JPMorgan Chase & Co.	8,579
17,314	KeyCorp	374
2,282	M&T Bank Corp.	341
10,303	People's United Financial, Inc.	180
8,270	PNC Financial Services Group, Inc.	1,618
710	SVB Financial Group(a)	459
42,174	Synovus Financial Corp.	1,851
32,258	Truist Financial Corp.	1,892
9,426	Umpqua Holdings Corp.	191
3,073	Wells Fargo & Co.	143
9,321	Zions Bancorp NA	577
		31,713

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages — 1.50%
4,600	Brown-Forman Corp., Class - B	$308
2,846	Constellation Brands, Inc., Class - A	600
6,891	Keurig Dr Pepper, Inc.	235
4,530	Monster Beverage Corp.(a)	402
28,839	PepsiCo, Inc.	4,338
85,987	The Coca-Cola Co.	4,512
		10,395

	Biotechnology — 2.46%
34,760	AbbVie, Inc.	3,750
8,886	Agios Pharmaceuticals, Inc.(a)	410
2,223	Alnylam Pharmaceuticals, Inc.(a)	420
16,160	Amgen, Inc.	3,436
2,901	Biogen, Inc.(a)	821
1,831	Exact Sciences Corp.(a)	175
2,125	Mirati Therapeutics, Inc.(a)	376
5,691	Moderna, Inc.(a)	2,190
5,614	Sage Therapeutics, Inc.(a)	249
8,247	Seagen, Inc.(a)	1,400
17,938	United Therapeutics Corp.(a)	3,311
3,143	Vertex Pharmaceuticals, Inc.(a)	570
		17,108

	Building Products — 0.62%
10,045	A.O. Smith Corp.	613
21,311	Carrier Global Corp.	1,103
13,273	Johnson Controls International PLC	904
6,549	Masco Corp.	364
7,831	Trane Technologies PLC	1,352
		4,336

	Capital Markets — 2.54%
4,496	Affiliated Managers Group, Inc.	679
2,506	Ameriprise Financial, Inc.	662
2,656	Ares Management Corp., Class - A	196
4,582	BlackRock, Inc., Class - A	3,844
1,669	CME Group, Inc.	323
4,721	Evercore, Inc., Class - A	631
16,955	Franklin Resources, Inc.	504
2,293	Interactive Brokers Group, Inc., Class - A	143
1,491	Intercontinental Exchange, Inc.	171
9,972	Invesco Ltd.	240
9,493	KKR & Co., Inc., Class - A	578
20,369	Morgan Stanley	1,982
686	Morningstar, Inc.	178
629	Nasdaq, Inc.	121
3,423	Northern Trust Corp.	369
7,695	State Street Corp.	652
7,780	T. Rowe Price Group, Inc.	1,530
25,629	The Charles Schwab Corp.	1,867
7,506	The Goldman Sachs Group, Inc.	2,837
4,599	Virtu Financial, Inc., Class - A	112
		17,619

	Chemicals — 1.47%
9,871	Air Products & Chemicals, Inc.	2,528
4,923	Axalta Coating Systems Ltd.(a)	144
1,640	Celanese Corp., Series A	247
39,584	CF Industries Holdings, Inc.	2,210
9,311	Corteva, Inc.	392
9,217	Dow, Inc.	531
13,149	DuPont de Nemours, Inc.	894
731	Linde PLC	214
7,173	LyondellBasell Industries N.V., Class - A	673

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
24,876	Olin Corp.	$1,200
6,716	PPG Industries, Inc.	960
1,538	The Scotts Miracle-Gro Co.	225
		10,218

	Commercial Services & Supplies — 1.01%
11,948	Clean Harbors, Inc.(a)	1,241
27,349	Copart, Inc.(a)	3,794
3,003	IAA, Inc.(a)	164
3,003	KAR Auction Services, Inc.(a)	49
1,270	Republic Services, Inc.	152
2,747	Stericycle, Inc.(a)	187
9,682	Waste Management, Inc.	1,446
		7,033

	Communications Equipment — 0.80%
90,637	Cisco Systems, Inc.	4,933
31,124	Commscope Holding, Inc.(a)	423
774	Motorola Solutions, Inc.	180
		5,536

	Construction & Engineering — 0.09%
3,578	AECOM(a)	226
841	Arcosa, Inc.	42
717	Jacobs Engineering Group, Inc.	95
2,295	Quanta Services, Inc.	261
		624

	Construction Materials — 0.13%
1,351	Martin Marietta Materials, Inc.	462
2,578	Vulcan Materials Co.	436
		898

	Consumer Finance — 1.20%
20,867	American Express Co.	3,496
20,025	Capital One Financial Corp.	3,243
6,409	Discover Financial Services	787
14,450	OneMain Holdings, Inc.	800
		8,326

	Containers & Packaging — 0.48%
10,307	Amcor PLC	119
262	AptarGroup, Inc.	31
27	Avery Dennison Corp.	6
22,939	Ball Corp.	2,064
10,608	International Paper Co.	593
2,050	Packaging Corporation of America	282
2,320	Silgan Holdings, Inc.	89
2,452	Sonoco Products Co.	146
		3,330

	Distributors — 0.07%
3,827	Genuine Parts Co.	464

	Diversified Consumer Services — 0.31%
12,786	Bright Horizons Family Solutions, Inc.(a)	1,783
7,498	H&R Block, Inc.	187
3,097	Service Corp. International	187
		2,157

	Diversified Financial Services — 0.98%
21,024	Berkshire Hathaway, Inc., Class - B(a)	5,738
14,613	Equitable Holdings, Inc.	433

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services (continued)
17,093	Jefferies Financial Group, Inc.	$635
		6,806

	Diversified Telecommunication Services — 0.66%
48,429	AT&T, Inc.	1,308
50,123	Lumen Technologies, Inc.	621
48,924	Verizon Communications, Inc.	2,642
		4,571

	Electric Utilities — 1.41%
1,604	Alliant Energy Corp.	90
30,034	American Electric Power Co., Inc.	2,438
7,685	Duke Energy Corp.	750
1,914	Edison International	106
9,746	Eversource Energy	797
9,106	Exelon Corp.	440
3,311	Hawaiian Electric Industries, Inc.	135
35,480	NextEra Energy, Inc.	2,786
32,159	The Southern Co.	1,993
4,017	Xcel Energy, Inc.	251
		9,786

	Electrical Equipment — 0.70%
3,350	AMETEK, Inc.	415
5,969	ChargePoint Holdings, Inc.(a)	119
12,355	Eaton Corp. PLC	1,846
16,658	Emerson Electric Co.	1,569
2,216	Enphase Energy, Inc.(a)	332
3,984	Regal-Beloit Corp.	599
		4,880

	Electronic Equipment, Instruments & Components — 0.04%
769	Arrow Electronics, Inc.(a)	86
512	Dolby Laboratories, Inc., Class - A	45
1,050	Keysight Technologies, Inc.(a)	173
		304

	Energy Equipment & Services — 0.64%
26,930	Halliburton Co.	582
12,675	Helmerich & Payne, Inc.	347
251,709	Patterson-UTI Energy, Inc.	2,266
42,009	Schlumberger Ltd.	1,245
		4,440

	Entertainment — 1.59%
2,063	Activision Blizzard, Inc.	160
2,970	Liberty Media Corp. - Liberty Formula One, Class - C(a)	153
7,509	Netflix, Inc.(a)	4,583
36,143	The Walt Disney Co.(a)	6,114
		11,010

	Equity Real Estate Investment Trusts — 2.80%
992	Alexandria Real Estate Equities, Inc.	190
3,172	American Campus Communities, Inc.	154
3,688	American Homes 4 Rent, Class - A	141
5,297	American Tower Corp.	1,406
566	Apartment Income REIT Corp.	28
2,773	Boston Properties, Inc.	300
27,975	Brixmor Property Group, Inc.	619
7,024	Camden Property Trust	1,036
4,700	Corporate Office Properties Trust	127
7,417	Crown Castle International Corp.	1,286

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
5,913	CubeSmart	$286
1,783	CyrusOne, Inc.	138
968	Digital Realty Trust, Inc.	140
6,566	Duke Realty Corp.	314
25,003	Empire State Realty Trust, Inc.	251
726	Equinix, Inc.	574
2,122	Equity Lifestyle Properties, Inc.	166
507	Essex Property Trust, Inc.	162
2,294	Extra Space Storage, Inc.	385
1,385	Federal Realty Investment Trust	163
26,253	Healthcare Trust of America, Inc., Class - A	779
12,588	Healthpeak Properties, Inc.	421
10,627	Invitation Homes, Inc.	407
5,259	Iron Mountain, Inc.	229
4,087	JBG SMITH Properties	121
21,155	Kimco Realty Corp.	439
846	Lamar Advertising Co., Class - A	96
3,183	Life Storage, Inc.	365
6,040	Medical Properties Trust, Inc.	121
2,029	Mid-America Apartment Communities, Inc.	379
2,890	Omega Healthcare Investors, Inc.	87
82,052	Parks Hotels & Resorts, Inc.(a)	1,569
10,542	Prologis, Inc.	1,322
2,688	Public Storage	799
19,572	Realty Income Corp.	1,269
6,543	Rexford Industrial Realty, Inc.	371
32,566	Service Properties Trust	365
1,367	Sun Communities, Inc.	253
35,601	The Macerich Co.	595
4,609	UDR, Inc.	244
2,307	Ventas, Inc.	127
8,362	VICI Properties, Inc.	238
16,526	Vornado Realty Trust	694
1,917	Welltower, Inc.	158
1,573	WP Carey, Inc.	115
		19,429

	Food & Staples Retailing — 1.07%
3,254	Casey's General Stores, Inc.	613
1,943	Costco Wholesale Corp.	873
9,412	Sysco Corp.	739
9,040	The Kroger Co.	365
34,781	Walmart, Inc.	4,848
		7,438

	Food Products — 1.04%
13,782	Archer-Daniels-Midland Co.	827
14,339	Beyond Meat, Inc.(a)	1,510
3,437	Campbell Soup Co.	144
16,807	Conagra Brands, Inc.	569
5,689	Flowers Foods, Inc.	134
12,760	General Mills, Inc.	763
2,450	Hormel Foods Corp.	100
10,284	Kellogg Co.	657
3,010	Lamb Weston Holding, Inc.	185
9,502	Mondelez International, Inc., Class - A	553
1,277	Post Holdings, Inc.(a)	141
6,350	The Hain Celestial Group, Inc.(a)	272
1,964	The Hershey Co.	332
13,887	The Kraft Heinz Co.	511
6,256	Tyson Foods, Inc., Class - A	494
		7,192

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities — 0.01%
808	Atmos Energy Corp.	$71

	Health Care Equipment & Supplies — 2.95%
48,674	Abbott Laboratories	5,749
1,636	Align Technology, Inc.(a)	1,089
2,461	Baxter International, Inc.	198
4,797	Becton, Dickinson & Co.	1,179
3,501	Danaher Corp.	1,066
5,780	DENTSPLY SIRONA, Inc.	336
783	Dexcom, Inc.(a)	428
2,250	Edwards Lifesciences Corp.(a)	255
699	ICU Medical, Inc.(a)	163
1,653	IDEXX Laboratories, Inc.(a)	1,028
573	Intuitive Surgical, Inc.(a)	570
39,271	Medtronic PLC	4,923
3,499	Penumbra, Inc.(a)	932
1,498	STERIS PLC	306
6,183	Stryker Corp.	1,631
2,387	Tandem Diabetes Care, Inc.(a)	285
212	Teleflex, Inc.	80
352	The Cooper Companies, Inc.	145
812	Zimmer Biomet Holdings, Inc.	119
		20,482

	Health Care Providers & Services — 2.37%
3,127	AmerisourceBergen Corp.	374
4,252	Anthem, Inc.	1,585
24,101	Centene Corp.(a)	1,502
12,651	Cigna Corp.	2,532
14,322	CVS Health Corp.	1,215
1,535	DaVita, Inc.(a)	178
2,167	Encompass Health Corp.	163
4,756	HCA Healthcare, Inc.	1,154
2,789	Humana, Inc.	1,085
2,131	Laboratory Corporation of America Holdings(a)	600
4,072	McKesson Corp.	812
992	Molina Heathcare, Inc.(a)	269
3,171	Quest Diagnostics, Inc.	461
11,048	UnitedHealth Group, Inc.	4,317
1,312	Universal Health Services, Inc., Class - B	182
		16,429

	Health Care Technology — 0.56%
1,939	Cerner Corp.	137
2,521	Teladoc Health, Inc.(a)	320
11,861	Veeva Systems, Inc., Class - A(a)	3,417
		3,874

	Hotels, Restaurants & Leisure — 1.62%
2,249	Darden Restaurants, Inc.	341
148	Hilton Worldwide Holdings, Inc.(a)	20
22,330	Hyatt Hotels Corp., Class - A(a)	1,722
1,434	Marriott International, Inc., Class - A(a)	212
20,166	McDonald's Corp.	4,861
6,858	MGM Resorts International	296
5,125	Six Flags Entertainment Corp.(a)	218
30,827	Starbucks Corp.	3,401
546	Vail Resorts, Inc.(a)	182
		11,253

	Household Durables — 0.49%
6,524	Bath & Body Works, Inc.	411
3,443	D.R. Horton, Inc.	289

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
3,121	Garmin Ltd.	$485
3,252	Leggett & Platt, Inc.	146
6,964	Lennar Corp., Class - A	653
83	Lennar Corp., Class - B	6
4,132	PulteGroup, Inc.	190
710	Roku, Inc.(a)	222
17,676	Toll Brothers, Inc.	978
		3,380

	Household Products — 1.54%
2,171	Church & Dwight Co., Inc.	179
18,737	Kimberly-Clark Corp.	2,482
428	Spectrum Brands Holdings, Inc.	41
1,218	The Clorox Co.	202
55,605	The Procter & Gamble Co.	7,773
		10,677

	Industrial Conglomerates — 0.80%
12,155	3M Co.	2,132
16,050	Honeywell International, Inc.	3,408
41	Roper Technologies, Inc.	18
		5,558

	Insurance — 1.85%
23,465	Aflac, Inc.	1,223
560	Aon PLC, Class - A	160
3,483	Arthur J. Gallagher & Co.	518
1,195	Assurant, Inc.	189
1,344	Brown & Brown, Inc.	75
3,252	Cincinnati Financial Corp.	371
52,976	Fidelity National Financial, Inc.	2,402
9,177	Lincoln National Corp.	631
2,577	Marsh & McLennan Companies, Inc.	390
2,536	Mercury General Corp.	141
26,353	MetLife, Inc.	1,627
7,077	Old Republic International Corp.	164
6,114	Prudential Financial, Inc.	643
26,534	The Allstate Corp.	3,378
2,945	The Progressive Corp.	266
2,164	W.R. Berkley Corp.	158
2,293	Willis Towers Watson PLC	533
		12,869

	Interactive Media & Services — 6.74%
6,267	Alphabet, Inc., Class - A(a)	16,755
4,583	Alphabet, Inc., Class - C(a)	12,215
51,914	Facebook, Inc., Class - A(a)	17,619
3,559	Zillow Group, Inc., Class - C(a)	314
		46,903

	Internet & Direct Marketing Retail — 3.93%
7,971	Amazon.com, Inc.(a)	26,186
15,824	eBay, Inc.	1,102
		27,288

	IT Services — 4.89%
2,831	Accenture PLC, Class - A	906
2,108	Akamai Technologies, Inc.(a)	220
1,853	Cognizant Technology Solutions Corp.	138
8,471	EPAM Systems, Inc.(a)	4,833
642	Fidelity National Information Services, Inc.	78
13,957	GoDaddy, Inc., Class - A(a)	973
1,829	Leidos Holdings, Inc.	176
18,311	MasterCard, Inc., Class - A	6,365

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
14,603	Okta, Inc.(a)	$3,466
6,910	Paychex, Inc.	777
34,290	PayPal Holdings, Inc.(a)	8,922
974	Square, Inc., Class - A(a)	234
10,501	The Western Union Co.	212
2,174	Twilio, Inc., Class - A(a)	694
4,247	VeriSign, Inc.(a)	871
23,246	Visa, Inc., Class - A	5,178
43	WEX, Inc.(a)	8
		34,051

	Leisure Products — 0.14%
1,780	Brunswick Corp.	170
2,849	Hasbro, Inc.	254
10,271	Mattel, Inc.(a)	191
3,276	Polaris, Inc.	391
		1,006

	Life Sciences Tools & Services — 1.11%
4,371	Agilent Technologies, Inc.	689
398	Bio-Rad Laboratories, Inc., Class - A(a)	297
1,294	Bruker Corp.	101
438	Charles River Laboratories International, Inc.(a)	181
710	IQVIA Holdings, Inc.(a)	170
2,796	Mettler-Toledo International, Inc.(a)	3,850
485	PerkinElmer, Inc.	84
2,339	QIAGEN N.V.(a)	121
3,456	Thermo Fisher Scientific, Inc.	1,975
720	Waters Corp.(a)	257
		7,725

	Machinery — 1.44%
11,054	AGCO Corp.	1,354
12,196	Caterpillar, Inc.	2,341
4,945	Colfax Corp.(a)	227
5,428	Cummins, Inc.	1,219
53	Donaldson Companies, Inc.	3
4,752	Dover Corp.	739
1,740	Fortive Corp.	123
28	IDEX Corp.	6
6,910	Ingersoll-Rand, Inc.(a)	348
1,442	ITT, Inc.	124
1,244	Nordson Corp.	296
17,062	Oshkosh Corp.	1,747
7,507	Otis Worldwide Corp.	618
1,693	Parker Hannifin Corp.	473
2,490	The Timken Co.	163
1,711	Westinghouse Air Brake Technologies Corp.	148
485	Xylem, Inc.	60
		9,989

	Media — 1.33%
1,042	Charter Communications, Inc., Class - A(a)	758
123,826	Comcast Corp., Class - A	6,926
4,889	Fox Corp., Class - A	196
2,709	Liberty Broadband Corp., Class - C(a)	468
3,789	Omnicom Group, Inc.	275
15,400	ViacomCBS, Inc., Class - B	608
		9,231

	Metals & Mining — 0.31%
11,122	Cleveland-Cliffs, Inc.(a)	220

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining (continued)
18,550	Newmont Corp.	$1,007
8,225	Nucor Corp.	810
1,912	Steel Dynamics, Inc.	112
		2,149

	Mortgage Real Estate Investment Trusts — 0.13%
26,183	AGNC Investment Corp.	412
40,328	Annaly Capital Management, Inc.	340
15,165	New Residential Investment Corp.	167
		919

	Multiline Retail — 0.72%
952	Dollar General Corp.	202
4,169	Dollar Tree, Inc.(a)	399
5,126	Ollie's Bargain Outlet Holdings, Inc.(a)	309
17,745	Target Corp.	4,060
		4,970

	Multi-Utilities — 0.89%
2,674	Ameren Corp.	217
1,937	CMS Energy Corp.	116
1,642	Consolidated Edison, Inc.	119
24,990	Dominion Energy, Inc.	1,825
1,043	DTE Energy Co.	117
72,854	NiSource, Inc.	1,765
5,865	Public Service Enterprise Group, Inc.	357
951	Sempra Energy	120
17,371	WEC Energy Group, Inc.	1,532
		6,168

	Oil, Gas & Consumable Fuels — 1.97%
19,551	Antero Midstream Corp.	204
7,263	Cheniere Energy, Inc.(a)	709
19,851	Chevron Corp.	2,014
10,799	Cimarex Energy Co.	942
5,077	ConocoPhillips	344
45,056	Continental Resources, Inc.	2,080
21,068	Coterra Energy, Inc.	458
30,851	Devon Energy Corp.	1,096
521	DT Midstream, Inc.	24
3,995	EOG Resources, Inc.	321
7,396	EQT Corp.(a)	151
9,607	Exxon Mobil Corp.	565
16,993	Hess Corp.	1,327
11,538	Marathon Petroleum Corp.	713
26,124	Occidental Petroleum Corp.	773
6,401	ONEOK, Inc.	371
6,951	Targa Resources Corp.	342
41,203	The Williams Companies, Inc.	1,069
2,242	Valero Energy Corp.	158
		13,661

	Personal Products — 0.07%
1,700	The Estee Lauder Companies, Inc.	510

	Pharmaceuticals — 3.50%
40,491	Bristol-Myers Squibb Co.	2,396
1,441	Catalent, Inc.(a)	192
4,682	Elanco Animal Health, Inc.(a)	149
19,272	Eli Lilly & Co.	4,453
1,000	Jazz Pharmaceuticals PLC(a)	130
44,819	Johnson & Johnson	7,239
64,349	Merck & Co., Inc.	4,833
6,434	Organon & Co.	211

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
99,288	Pfizer, Inc.	$4,270
1,312	Reata Pharmaceuticals, Inc., Class - A(a)	132
8,926	Viatris, Inc.	121
790	Zoetis, Inc.	153
		24,279

	Professional Services — 0.71%
26,820	CoStar Group, Inc.(a)	2,308
1,081	Equifax, Inc.	274
950	IHS Markit Ltd.	111
825	Robert Half International, Inc.	83
10,910	Verisk Analytics, Inc., Class - A	2,185
		4,961

	Real Estate Management & Development — 0.08%
1,691	CBRE Group, Inc., Class - A(a)	165
4,563	Howard Hughes Corp.(a)	400
		565

	Road & Rail — 0.96%
327	AMERCO	211
4,011	CSX Corp.	119
2,655	Knight-Swift Transportation Holdings, Inc.	136
4,712	Lyft, Inc., Class - A(a)	253
5,345	Norfolk Southern Corp.	1,279
1,462	Old Dominion Freight Line, Inc.	418
7,527	Ryder System, Inc.	623
18,473	Union Pacific Corp.	3,620
		6,659

	Semiconductors & Semiconductor Equipment — 4.55%
5,196	Advanced Micro Devices, Inc.(a)	535
3,728	Analog Devices, Inc.	624
21,151	Applied Materials, Inc.	2,723
2,567	Broadcom, Inc.	1,245
113,563	Intel Corp.	6,050
3,302	KLA Corp.	1,105
1,129	Lam Research Corp.	643
6,026	Marvell Technology, Inc.	363
2,758	Micron Technology, Inc.	196
50,260	NVIDIA Corp.	10,411
9,665	QUALCOMM, Inc.	1,247
3,842	Skyworks Solutions, Inc.	633
23,905	Texas Instruments, Inc.	4,595
6,964	Universal Display Corp.	1,191
115	Xilinx, Inc.	17
		31,578

	Software — 10.42%
12,361	Adobe, Inc.(a)	7,116
10,190	Autodesk, Inc.(a)	2,906
1,261	Bill.com Holdings, Inc.(a)	337
2,804	C3.ai, Inc., Class - A(a)	130
5,448	Five9, Inc.(a)	870
27,227	Manhattan Associates, Inc.(a)	4,167
139,124	Microsoft Corp.	39,221
56,988	Oracle Corp.	4,965
8,321	PAYCOM Software, Inc.(a)	4,125
8,384	RingCentral, Inc., Class - A(a)	1,824
4,117	Salesforce.com, Inc.(a)	1,117
8,243	ServiceNow, Inc.(a)	5,129
668	Synopsys, Inc.(a)	200

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
1,172	Zoom Video Communications, Inc., Class - A(a)	$306
		72,413

	Specialty Retail — 2.48%
1,187	Advance Auto Parts, Inc.	248
2,829	AutoNation, Inc.(a)	344
22	AutoZone, Inc.(a)	37
7,757	Best Buy Co., Inc.	820
631	Burlington Stores, Inc.(a)	179
4,224	CarMax, Inc.(a)	541
4,609	Dick's Sporting Goods, Inc.	552
923	Five Below, Inc.(a)	163
36,426	Floor & Decor Holdings, Inc., Class - A(a)	4,400
3,466	Foot Locker, Inc.	158
3,541	Lowe's Companies, Inc.	718
7,287	Penske Automotive Group, Inc.	733
1,818	Ross Stores, Inc.	198
17,296	The Home Depot, Inc.	5,679
21,249	The TJX Companies, Inc.	1,402
2,059	Tractor Supply Co.	417
2,174	Victoria's Secret & Co.(a)	120
3,016	Williams-Sonoma, Inc.	535
		17,244

	Technology Hardware, Storage & Peripherals — 6.33%
291,098	Apple, Inc.	41,190
83,952	HP, Inc.	2,297
2,448	NetApp, Inc.	220
6,217	Western Digital Corp.(a)	351
		44,058

	Textiles, Apparel & Luxury Goods — 0.52%
6,619	Capri Holdings Ltd.(a)	320
1,404	Carter's, Inc.	137
30,504	Hanesbrands, Inc.	523
9,274	NIKE, Inc., Class - B	1,346
1,533	Ralph Lauren Corp.	170
7,801	Tapestry, Inc.	289
12,187	Under Armour, Inc., Class - C(a)	214
9,099	V.F. Corp.	610
		3,609

	Thrifts & Mortgage Finance — 0.02%
7,171	TFS Financial Corp.	137

	Tobacco — 0.37%
36,600	Altria Group, Inc.	1,666
9,309	Philip Morris International, Inc.	882
		2,548

	Trading Companies & Distributors — 0.33%
19,931	Fastenal Co.	1,029
1,130	Watsco, Inc.	299
8,335	WESCO International, Inc.(a)	961
		2,289

	Water Utilities — 0.03%
1,178	American Water Works Co., Inc.	199

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Wireless Telecommunication Services — 0.44%
23,667	T-Mobile US, Inc.(a)	$3,024

	Total Common Stocks	687,223

	Investment Company — 0.71%
4,948,237	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(b)	4,948

	Total Investment Company	4,948

	Purchased Options on Futures — 0.05%
	Total Purchased Options on Futures	329

	Total Investments (cost $317,689) — 99.70%	692,500
	Other assets in excess of liabilities — 0.30%	2,082

	Net Assets - 100.00%	$694,582

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Annualized 7-day yield as of period-end.
As of September 30, 2021, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

REIT—Real Estate Investment Trust

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	21	12/17/21	$4,513	$(79)
E-Mini S&P Midcap 400 Future	8	12/17/21	2,106	(21)
			$6,619	$(100)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(100)
	Total Net Unrealized Appreciation/(Depreciation)			$(100)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	8	$1,676	$4,190.00	10/15/21	$(16)
E-Mini S&P 500 Future Option	Put	4	790	3,950.00	10/15/21	(2)
E-Mini S&P 500 Future Option	Put	4	792	3,960.00	10/15/21	(2)
E-Mini S&P 500 Future Option	Put	4	798	3,990.00	10/15/21	(3)
E-Mini S&P 500 Future Option	Put	5	1,000	4,000.00	10/15/21	(4)
E-Mini S&P 500 Future Option	Put	6	1,230	4,100.00	10/15/21	(7)
E-Mini S&P 500 Future Option	Put	8	1,648	4,120.00	10/15/21	(11)
E-Mini S&P 500 Future Option	Put	6	1,290	4,300.00	10/29/21	(29)
E-Mini S&P 500 Future Option	Put	4	830	4,150.00	10/29/21	(11)
E-Mini S&P 500 Future Option	Put	4	826	4,130.00	10/29/21	(11)
E-Mini S&P 500 Future Option	Put	4	824	4,120.00	10/29/21	(10)
E-Mini S&P 500 Future Option	Put	3	617	4,110.00	10/29/21	(7)
E-Mini S&P 500 Future Option	Put	6	1,230	4,100.00	10/29/21	(14)
E-Mini S&P 500 Future Option	Put	4	800	4,000.00	10/29/21	(6)
E-Mini S&P 500 Future Option	Put	8	1,560	3,900.00	10/29/21	(8)
E-Mini S&P 500 Future Option	Put	8	1,680	4,200.00	10/29/21	(28)
E-Mini S&P 500 Future Option	Put	3	578	3,850.00	11/19/21	(5)
E-Mini S&P 500 Future Option	Put	4	790	3,950.00	11/19/21	(9)
E-Mini S&P 500 Future Option	Put	5	1,000	4,000.00	11/19/21	(13)
E-Mini S&P 500 Future Option	Put	3	602	4,010.00	11/19/21	(8)
E-Mini S&P 500 Future Option	Put	6	1,254	4,180.00	11/19/21	(27)
E-Mini S&P 500 Future Option	Put	6	1,245	4,150.00	11/19/21	(25)
E-Mini S&P 500 Future Option	Put	6	1,230	4,100.00	11/19/21	(21)
E-Mini S&P 500 Future Option	Put	8	1,628	4,070.00	11/19/21	(26)
E-Mini S&P 500 Future Option	Put	4	810	4,050.00	11/19/21	(12)
E-Mini S&P 500 Future Option	Put	4	808	4,040.00	11/19/21	(12)
E-Mini S&P 500 Future Option	Put	3	603	4,020.00	11/19/21	(9)
E-Mini S&P 500 Future Option	Put	3	600	4,000.00	11/30/21	(9)
E-Mini S&P 500 Future Option	Put	6	1,263	4,210.00	11/30/21	(32)
E-Mini S&P 500 Future Option	Put	6	1,251	4,170.00	11/30/21	(29)
E-Mini S&P 500 Future Option	Put	3	563	3,750.00	11/30/21	(5)
E-Mini S&P 500 Future Option	Put	3	570	3,800.00	11/30/21	(6)
E-Mini S&P 500 Future Option	Put	3	585	3,900.00	11/30/21	(7)
E-Mini S&P 500 Future Option	Put	4	784	3,920.00	11/30/21	(10)
E-Mini S&P 500 Future Option	Put	4	786	3,930.00	11/30/21	(10)
E-Mini S&P 500 Future Option	Put	7	1,383	3,950.00	11/30/21	(19)
E-Mini S&P 500 Future Option	Put	4	794	3,970.00	11/30/21	(12)
E-Mini S&P 500 Future Option	Put	3	570	3,800.00	12/17/21	—
E-Mini S&P 500 Future Option	Put	6	1,200	4,000.00	12/17/21	(24)
E-Mini S&P 500 Future Option	Put	4	780	3,900.00	12/17/21	(12)
						$(511)

Exchanged-traded options on futures contacts purchased as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	4	$884	$4,420.00	10/15/21	$27
E-Mini S&P 500 Future Option	Put	4	880	4,400.00	10/15/21	24
E-Mini S&P 500 Future Option	Put	3	656	4,370.00	10/15/21	16
E-Mini S&P 500 Future Option	Put	4	890	4,450.00	10/29/21	34
E-Mini S&P 500 Future Option	Put	3	660	4,400.00	10/29/21	21
E-Mini S&P 500 Future Option	Put	3	675	4,500.00	10/29/21	32
E-Mini S&P 500 Future Option	Put	6	1,335	4,450.00	11/19/21	59
E-Mini S&P 500 Future Option	Put	3	660	4,400.00	11/19/21	25
E-Mini S&P 500 Future Option	Put	3	675	4,500.00	11/30/21	35
E-Mini S&P 500 Future Option	Put	3	668	4,450.00	11/30/21	30
E-Mini S&P 500 Future Option	Put	3	653	4,350.00	12/17/21	26
						$329

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.80%
	Aerospace & Defense — 1.07%
890	BWX Technologies, Inc.	$48
5,461	General Dynamics Corp.	1,071
391	HEICO Corp.	52
728	HEICO Corp., Class - A	86
2,104	Huntington Ingalls Industries, Inc.	406
4,826	L3Harris Technologies, Inc.	1,063
5,693	Lockheed Martin Corp.	1,964
1,511	Northrop Grumman Corp.	544
33,522	Raytheon Technologies Corp.	2,881
5,365	The Boeing Co.(a)	1,180
475	TransDigm Group, Inc.(a)	297
19,254	Virgin Galactic Holdings, Inc.(a)	487
		10,079

	Air Freight & Logistics — 0.19%
4,946	Expeditors International of Washington, Inc.	589
7,548	GXO Logistics, Inc.(a)	592
7,548	XPO Logistics, Inc.(a)	601
		1,782

	Airlines — 0.21%
12,994	Alaska Air Group, Inc.(a)	761
18,665	Delta Air Lines, Inc.(a)	796
27,293	JetBlue Airways Corp.(a)	417
		1,974

	Auto Components — 0.20%
77,861	QuantumScape Corp.(a)	1,911

	Automobiles — 2.33%
71,725	Ford Motor Co.(a)	1,016
27,001	Tesla, Inc.(a)	20,938
		21,954

	Banks — 3.03%
33,119	Bank of America Corp.	1,406
13,206	Bank OZK	568
61,197	Citigroup, Inc.	4,296
13,240	Citizens Financial Group, Inc.	622
40,559	Comerica, Inc.	3,265
1,150	Cullen/Frost Bankers, Inc.	136
29,928	East West Bancorp, Inc.	2,321
86,090	First Horizon Corp.	1,402
3,853	First Republic Bank	743
36,888	Huntington Bancshares, Inc.	570
24,784	JPMorgan Chase & Co.	4,057
74,674	KeyCorp	1,614
5,691	Prosperity Bancshares, Inc.	405
110,003	Regions Financial Corp.	2,344
209	SVB Financial Group(a)	135
26,956	Truist Financial Corp.	1,581
49,126	Zions Bancorp NA	3,040
		28,505

	Beverages — 1.06%
7,236	Brown-Forman Corp., Class - B	485
7,881	Molson Coors Beverage Co., Class - B	366
8,931	Monster Beverage Corp.(a)	793
29,046	PepsiCo, Inc.	4,368
74,917	The Coca-Cola Co.	3,931
		9,943

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology — 2.00%
6,913	AbbVie, Inc.	$746
5,991	Acceleron Pharma, Inc.(a)	1,031
9,107	Alnylam Pharmaceuticals, Inc.(a)	1,719
15,193	Amgen, Inc.	3,231
3,041	BioNTech SE, ADR(a)	830
80,540	Iovance Biotherapeutics, Inc.(a)	1,986
19,253	Moderna, Inc.(a)	7,410
800	Neurocrine Biosciences, Inc.(a)	77
2,019	Regeneron Pharmaceuticals, Inc.(a)	1,222
1,014	Seagen, Inc.(a)	172
2,251	Vertex Pharmaceuticals, Inc.(a)	408
		18,832

	Building Products — 0.27%
404	Armstrong World Industries, Inc.	39
17,452	Carrier Global Corp.	903
347	Lennox International, Inc.	102
50,415	Resideo Technologies, Inc.(a)	1,250
1,218	Trane Technologies PLC	210
		2,504

	Capital Markets — 2.32%
1,624	BlackRock, Inc., Class - A	1,362
2,335	CBOE Global Markets, Inc.	289
6,242	CME Group, Inc.	1,207
1,203	FactSet Research Systems, Inc.	475
2,582	Intercontinental Exchange, Inc.	296
143,372	Invesco Ltd.	3,456
18,395	Janus Henderson Group PLC	760
5,371	LPL Financial Holdings, Inc.	842
349	MarketAxess Holdings, Inc.	147
1,577	Moody's Corp.	560
31,488	Morgan Stanley	3,064
390	Morningstar, Inc.	101
838	MSCI, Inc.	510
7,783	S&P Global, Inc.	3,307
2,032	T. Rowe Price Group, Inc.	400
16,324	The Charles Schwab Corp.	1,189
8,823	The Goldman Sachs Group, Inc.	3,336
21,850	Virtu Financial, Inc., Class - A	534
		21,835

	Chemicals — 1.68%
3,430	Air Products & Chemicals, Inc.	878
13,075	CF Industries Holdings, Inc.	730
11,817	Dow, Inc.	680
30,407	Ecolab, Inc.	6,344
999	FMC Corp.	91
8,463	Linde PLC	2,483
28,629	LyondellBasell Industries N.V., Class - A	2,687
19,809	The Chemours Co.	576
4,752	The Sherwin-Williams Co.	1,329
		15,798

	Commercial Services & Supplies — 0.27%
2,552	Cintas Corp.	971
6,652	Copart, Inc.(a)	923
1,301	IAA, Inc.(a)	71
6,507	Rollins, Inc.	230
2,752	Waste Connections, Inc.	347
		2,542

	Communications Equipment — 0.66%
1,194	Arista Networks, Inc.(a)	410

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
101,754	Cisco Systems, Inc.	$5,538
885	F5 Networks, Inc.(a)	176
153	Motorola Solutions, Inc.	36
		6,160

	Construction & Engineering — 0.04%
2,650	Jacobs Engineering Group, Inc.	351
374	Quanta Services, Inc.	43
		394

	Consumer Finance — 0.27%
95	Credit Acceptance Corp.(a)	56
141,214	SLM Corp.	2,485
		2,541

	Containers & Packaging — 0.08%
27,178	Amcor PLC	314
1,280	AptarGroup, Inc.	153
747	Avery Dennison Corp.	155
841	Packaging Corporation of America	116
		738

	Distributors — 0.06%
2,966	Genuine Parts Co.	359
381	Pool Corp.	166
		525

	Diversified Consumer Services — 0.04%
516	Bright Horizons Family Solutions, Inc.(a)	72
2,222	Chegg, Inc.(a)	151
1,727	Service Corp. International	104
1,276	Terminix Global Holdings, Inc.(a)	53
		380

	Diversified Financial Services — 0.88%
17,401	Berkshire Hathaway, Inc., Class - B(a)	4,750
49,933	Equitable Holdings, Inc.	1,480
32,550	Voya Financial, Inc.	1,998
		8,228

	Diversified Telecommunication Services — 0.16%
122,941	Lumen Technologies, Inc.	1,523

	Electric Utilities — 0.52%
15,796	Edison International	876
60,365	FirstEnergy Corp.	2,151
23,487	Hawaiian Electric Industries, Inc.	959
4,256	NextEra Energy, Inc.	334
12,422	OGE Energy Corp.	409
5,512	PPL Corp.	154
		4,883

	Electrical Equipment — 0.25%
5,157	AMETEK, Inc.	640
13,294	Emerson Electric Co.	1,251
1,210	Hubbell, Inc.	219
931	Rockwell Automation, Inc.	274
		2,384

	Electronic Equipment, Instruments & Components — 0.18%
13,136	Amphenol Corp., Class - A	961
1,465	CDW Corp.	267

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
1,757	Trimble, Inc.(a)	$145
2,343	Vontier Corp.	79
493	Zebra Technologies Corp.(a)	254
		1,706

	Energy Equipment & Services — 0.08%
25,809	Schlumberger Ltd.	765

	Entertainment — 1.86%
24,348	Live Nation Entertainment, Inc.(a)	2,219
17,116	Netflix, Inc.(a)	10,446
10,271	ROBLOX Corp., Class - A(a)	776
3,284	Sea Ltd., ADR(a)	1,047
6,288	Spotify Technology SA(a)	1,417
9,160	The Walt Disney Co.(a)	1,550
		17,455

	Equity Real Estate Investment Trusts — 2.19%
529	American Tower Corp.	140
42,284	Americold Realty Trust	1,228
12,064	Brookfield Renewable Corp., Class - A	468
16,503	Equinix, Inc.	13,040
1,608	Equity Lifestyle Properties, Inc.	126
41,651	Healthpeak Properties, Inc.	1,394
4,056	Parks Hotels & Resorts, Inc.(a)	78
52,271	SITE Centers Corp.	807
40,605	Ventas, Inc.	2,242
25,254	Vornado Realty Trust	1,061
		20,584

	Food & Staples Retailing — 1.49%
18,462	Costco Wholesale Corp.	8,296
11,656	Sysco Corp.	915
9,624	Walgreens Boots Alliance, Inc.	453
31,287	Walmart, Inc.	4,360
		14,024

	Food Products — 0.78%
4,187	Beyond Meat, Inc.(a)	441
70,463	Conagra Brands, Inc.	2,387
3,603	Flowers Foods, Inc.	85
5,224	Hormel Foods Corp.	214
413	Lamb Weston Holding, Inc.	25
5,092	McCormick & Company, Inc.	413
56,218	Mondelez International, Inc., Class - A	3,270
1,045	The Hershey Co.	177
2,332	The J.M. Smucker Co.	280
		7,292

	Gas Utilities — 0.39%
34,942	National Fuel Gas Co.	1,836
42,971	UGI Corp.	1,831
		3,667

	Health Care Equipment & Supplies — 3.05%
34,185	Abbott Laboratories	4,039
372	Abiomed, Inc.(a)	121
11,112	Baxter International, Inc.	894
6,721	Becton, Dickinson & Co.	1,652
10,892	Boston Scientific Corp.(a)	473
22,316	Danaher Corp.	6,793
3,939	Dexcom, Inc.(a)	2,154
15,477	Edwards Lifesciences Corp.(a)	1,752

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
584	Hill-Rom Holdings, Inc.	$88
2,690	IDEXX Laboratories, Inc.(a)	1,673
4,773	Intuitive Surgical, Inc.(a)	4,745
1,280	Medtronic PLC	160
4,072	ResMed, Inc.	1,073
9,642	Stryker Corp.	2,543
3,346	Zimmer Biomet Holdings, Inc.	490
		28,650

	Health Care Providers & Services — 2.19%
22,388	Acadia Healthcare Company, Inc.(a)	1,428
5,215	Anthem, Inc.	1,944
1,650	Centene Corp.(a)	103
25,863	CVS Health Corp.	2,195
3,283	Henry Schein, Inc.(a)	250
832	Humana, Inc.	324
1,952	Laboratory Corporation of America Holdings(a)	549
4,595	McKesson Corp.	916
2,799	Quest Diagnostics, Inc.	407
32,028	UnitedHealth Group, Inc.	12,514
		20,630

	Health Care Technology — 0.46%
51,381	Cerner Corp.	3,623
2,596	Veeva Systems, Inc., Class - A(a)	748
		4,371

	Hotels, Restaurants & Leisure — 2.18%
18,179	Airbnb, Inc., Class - A(a)	3,050
1,800	Chipotle Mexican Grill, Inc.(a)	3,272
1,046	Choice Hotels International, Inc.	132
2,110	Marriott International, Inc., Class - A(a)	312
26,395	Royal Caribbean Cruises Ltd.(a)	2,348
99,402	Starbucks Corp.	10,964
310	Vail Resorts, Inc.(a)	104
5,019	Yum China Holdings, Inc.	292
		20,474

	Household Durables — 0.04%
2,470	Garmin Ltd.	384

	Household Products — 0.94%
5,143	Church & Dwight Co., Inc.	425
17,683	Colgate-Palmolive Co.	1,336
7,129	Kimberly-Clark Corp.	944
2,554	The Clorox Co.	423
41,123	The Procter & Gamble Co.	5,749
		8,877

	Independent Power and Renewable Electricity Producers — 0.25%
36,550	NRG Energy, Inc.	1,492
51,268	Vistra Corp.	877
		2,369

	Industrial Conglomerates — 0.58%
12,543	3M Co.	2,200
11,662	General Electric Co.	1,202
4,278	Honeywell International, Inc.	908
2,488	Roper Technologies, Inc.	1,110
		5,420

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance — 1.85%
9,715	Aflac, Inc.	$506
7,992	Aon PLC, Class - A	2,284
1,155	Arthur J. Gallagher & Co.	172
16,505	AXIS Capital Holdings Ltd.	760
11,297	Chubb Ltd.	1,960
171	Erie Indemnity Co., Class - A	31
9,236	Fidelity National Financial, Inc.	419
43,476	Lincoln National Corp.	2,988
15,337	Marsh & McLennan Companies, Inc.	2,322
22,534	Principal Financial Group, Inc.	1,451
4,893	Prudential Financial, Inc.	515
14,254	Reinsurance Group of America	1,586
3,201	The Allstate Corp.	408
5,631	The Progressive Corp.	509
6,974	The Travelers Companies, Inc.	1,060
15,794	Unum Group	396
		17,367

	Interactive Media & Services — 7.41%
6,174	Alphabet, Inc., Class - A(a)	16,506
10,497	Alphabet, Inc., Class - C(a)	27,978
51,744	Facebook, Inc., Class - A(a)	17,561
646	IAC/InterActiveCorp.(a)	84
20,326	Match Group, Inc.(a)	3,191
58,644	Snap, Inc., Class - A(a)	4,332
1,048	Vimeo, Inc.(a)	31
		69,683

	Internet & Direct Marketing Retail — 5.15%
12,760	Amazon.com, Inc.(a)	41,918
1,528	Booking Holdings, Inc.(a)	3,627
1,690	MercadoLibre, Inc.(a)	2,838
		48,383

	IT Services — 10.04%
12,354	Accenture PLC, Class - A	3,952
154,540	Adyen N.V., ADR(a)	4,333
61,269	Automatic Data Processing, Inc.	12,249
1,297	Booz Allen Hamilton Holding Corp.	103
2,371	Broadridge Financial Solutions, Inc.	395
2,941	Cognizant Technology Solutions Corp.	218
756	Fiserv, Inc.(a)	82
5,691	FleetCor Technologies, Inc.(a)	1,487
7,975	Global Payments, Inc.	1,257
780	GoDaddy, Inc., Class - A(a)	54
1,598	Jack Henry & Associates, Inc.	262
26,341	MasterCard, Inc., Class - A	9,158
24,350	Okta, Inc.(a)	5,779
53,750	PayPal Holdings, Inc.(a)	13,987
6,836	Shopify, Inc.(a)	9,268
4,094	Snowflake, Inc., Class - A(a)	1,238
17,227	Square, Inc., Class - A(a)	4,132
9,983	Twilio, Inc., Class - A(a)	3,185
104,725	Visa, Inc., Class - A	23,328
		94,467

	Leisure Products — 0.02%
1,422	Polaris, Inc.	170

	Life Sciences Tools & Services — 0.91%
1,141	Bio-Techne Corp.	553
440	Bruker Corp.	34
1,402	Illumina, Inc.(a)	569
758	Mettler-Toledo International, Inc.(a)	1,044

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
239	PerkinElmer, Inc.	$41
9,568	Thermo Fisher Scientific, Inc.	5,467
2,297	Waters Corp.(a)	821
		8,529

	Machinery — 1.46%
9,555	Caterpillar, Inc.	1,834
4,840	Deere & Co.	1,622
3,369	Dover Corp.	524
6,615	Fortive Corp.	467
34,446	Gates Industrial Corp. PLC(a)	560
1,569	Graco, Inc.	110
2,179	IDEX Corp.	451
8,257	Illinois Tool Works, Inc.	1,706
17,092	Ingersoll-Rand, Inc.(a)	862
506	Nordson Corp.	121
8,726	Otis Worldwide Corp.	718
9,394	PACCAR, Inc.	741
11,372	The Middleby Corp.(a)	1,939
927	The Toro Co.	90
16,855	Westinghouse Air Brake Technologies Corp.	1,453
4,438	Xylem, Inc.	549
		13,747

	Media — 1.03%
610	Charter Communications, Inc., Class - A(a)	444
58,598	Comcast Corp., Class - A	3,277
17,467	Discovery, Inc.(a)	443
2,377	Liberty Broadband Corp., Class - C(a)	411
4,935	Omnicom Group, Inc.	358
37,013	Sinclair Broadcast Group, Inc., Class - A	1,173
17,241	The Interpublic Group of Companies, Inc.	632
74,543	ViacomCBS, Inc., Class - B	2,945
		9,683

	Metals & Mining — 0.17%
41,910	Cleveland-Cliffs, Inc.(a)	830
13,795	Newmont Corp.	749
		1,579

	Mortgage Real Estate Investment Trusts — 0.44%
45,247	AGNC Investment Corp.	713
49,025	Annaly Capital Management, Inc.	413
191,150	New Residential Investment Corp.	2,102
20,515	Starwood Property Trust, Inc.	501
59,387	Two Harbors Investment Corp.	377
		4,106

	Multiline Retail — 0.37%
939	Dollar General Corp.	199
4,517	Dollar Tree, Inc.(a)	432
12,273	Target Corp.	2,808
		3,439

	Multi-Utilities — 0.41%
84,210	CenterPoint Energy, Inc.	2,071
15,797	DTE Energy Co.	1,765
		3,836

	Oil, Gas & Consumable Fuels — 2.09%
54,988	Antero Midstream Corp.	573
6,691	Chevron Corp.	679
54,461	ConocoPhillips	3,690

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
79,339	Devon Energy Corp.	$2,817
7,898	DT Midstream, Inc.	365
41,773	EQT Corp.(a)	855
5,696	Exxon Mobil Corp.	335
142,438	Marathon Oil Corp.	1,947
13,944	ONEOK, Inc.	809
4,640	Pioneer Natural Resources Co.	773
129,720	Range Resources Corp.(a)	2,936
28,597	Targa Resources Corp.	1,407
94,273	The Williams Companies, Inc.	2,445
		19,631

	Personal Products — 0.62%
19,350	The Estee Lauder Companies, Inc.	5,804

	Pharmaceuticals — 2.38%
1,067	Bristol-Myers Squibb Co.	63
30,683	Eli Lilly & Co.	7,089
31,287	Johnson & Johnson	5,054
55,581	Merck & Co., Inc.	4,175
49,218	Novo Nordisk A/S, Class - B, ADR	4,725
5,558	Organon & Co.	182
1,405	Reata Pharmaceuticals, Inc., Class - A(a)	141
4,788	Zoetis, Inc.	930
		22,359

	Professional Services — 0.22%
3,310	CoStar Group, Inc.(a)	285
2,353	Equifax, Inc.	597
4,977	IHS Markit Ltd.	580
2,931	Verisk Analytics, Inc., Class - A	587
		2,049

	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class - A(a)	124

	Road & Rail — 1.46%
916	AMERCO	592
147,040	CSX Corp.	4,373
1,303	Landstar System, Inc.	206
562	Old Dominion Freight Line, Inc.	161
81,766	Uber Technologies, Inc.(a)	3,663
24,231	Union Pacific Corp.	4,749
		13,744

	Semiconductors & Semiconductor Equipment — 4.43%
96,872	Advanced Micro Devices, Inc.(a)	9,969
8,866	Analog Devices, Inc.	1,485
6,209	Applied Materials, Inc.	799
3,425	Broadcom, Inc.	1,661
73,074	Intel Corp.	3,893
1,378	KLA Corp.	461
1,153	Lam Research Corp.	656
28,189	Marvell Technology, Inc.	1,700
1,854	Microchip Technology, Inc.	285
7,602	Micron Technology, Inc.	540
65,328	NVIDIA Corp.	13,534
3,257	ON Semiconductor Corp.(a)	149
30,091	QUALCOMM, Inc.	3,881
1,736	SolarEdge Technologies, Inc.(a)	460
9,164	Texas Instruments, Inc.	1,761
2,830	Xilinx, Inc.	427
		41,661

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software — 11.98%
12,173	Adobe, Inc.(a)	$7,008
1,974	ANSYS, Inc.(a)	672
9,953	Atlassian Corp. PLC, Class - A(a)	3,895
9,699	Bill.com Holdings, Inc.(a)	2,589
3,193	Citrix Systems, Inc.	343
14,221	Crowdstrike Holdings, Inc., Class - A(a)	3,495
5,915	DocuSign, Inc.(a)	1,523
1,303	Fortinet, Inc.(a)	381
1,687	HubSpot, Inc.(a)	1,141
5,422	Intuit, Inc.	2,925
206,090	Microsoft Corp.	58,102
63,347	Oracle Corp.	5,519
377	Palo Alto Networks, Inc.(a)	181
72,733	Salesforce.com, Inc.(a)	19,727
4,177	SAP AG, ADR	564
652	Splunk, Inc.(a)	94
1,391	SS&C Technologies Holdings, Inc.	97
151	Synopsys, Inc.(a)	45
23,143	The Trade Desk, Inc., Class - A(a)	1,627
1,831	VMware, Inc., Class - A^(a)	272
10,080	Workday, Inc., Class - A(a)	2,518
		112,718

	Specialty Retail — 3.06%
854	Advance Auto Parts, Inc.	178
597	AutoZone, Inc.(a)	1,014
6,005	Best Buy Co., Inc.	635
376	Burlington Stores, Inc.(a)	107
7,584	Carvana Co.(a)	2,287
56,169	Lowe's Companies, Inc.	11,395
1,946	O'Reilly Automotive, Inc.(a)	1,189
9,045	Ross Stores, Inc.	985
12,502	The Home Depot, Inc.	4,104
94,265	The TJX Companies, Inc.	6,219
1,256	Tractor Supply Co.	254
1,253	Ulta Beauty, Inc.(a)	452
		28,819

	Technology Hardware, Storage & Peripherals — 6.26%
415,931	Apple, Inc.	58,854

	Textiles, Apparel & Luxury Goods — 2.13%
35,622	Kering SA, ADR	2,542
960	Kontoor Brands, Inc.	48
11,142	Lululemon Athletica, Inc.(a)	4,509
28,370	LVMH Moet Hennessy Louis Vuitton SE, ADR	4,065
58,173	NIKE, Inc., Class - B	8,448
6,722	V.F. Corp.	450
		20,062

	Tobacco — 0.18%
17,508	Philip Morris International, Inc.	1,660

	Trading Companies & Distributors — 0.23%
23,095	Air Lease Corp.	908
14,448	Fastenal Co.	746
909	MSC Industrial Direct Co., Inc.	73
1,221	W.W. Grainger, Inc.	480
		2,207

	Transportation Infrastructure — 0.05%
10,938	Macquarie Infrastructure Corp.	444

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Water Utilities — 0.19%
39,134	Essential Utilities, Inc.	$1,803

	Total Common Stocks	929,011

	Investment Companies — 0.29%
278,595	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(b)	279
2,412,263	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(b)	2,412

	Total Investment Companies	2,691

	Purchased Options on Futures — 0.05%
	Total Purchased Options on Futures	512

	Total Investments (cost $298,851) — 99.14%	932,214
	Other assets in excess of liabilities — 0.86%	8,062

	Net Assets - 100.00%	$940,276

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021, was $269 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(a)	Represents non-income producing security.
(b)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	22.85%	75.95%	98.80%
Investment Companies	-	0.29%	0.29%
Purchased Options on Futures	-	0.05%	0.05%
Other Assets (Liabilities)	0.13%	0.73%	0.86%
Total Net Assets	22.98%	77.02%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	23	12/17/21	$6,754	$(302)
E-Mini S&P 500 Future	6	12/17/21	1,289	(56)
			$8,043	$(358)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(358)
	Total Net Unrealized Appreciation/(Depreciation)			$(358)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	5	$998	$3,990.00	10/15/21	$(3)
E-Mini S&P 500 Future Option	Put	5	988	3,950.00	10/15/21	(3)
E-Mini S&P 500 Future Option	Put	10	2,095	4,190.00	10/15/21	(20)
E-Mini S&P 500 Future Option	Put	10	2,060	4,120.00	10/15/21	(14)
E-Mini S&P 500 Future Option	Put	10	2,050	4,100.00	10/15/21	(12)
E-Mini S&P 500 Future Option	Put	5	990	3,960.00	10/15/21	(3)
E-Mini S&P 500 Future Option	Put	5	1,000	4,000.00	10/15/21	(3)
E-Mini S&P 500 Future Option	Put	6	1,239	4,130.00	10/29/21	(16)
E-Mini S&P 500 Future Option	Put	5	1,038	4,150.00	10/29/21	(14)
E-Mini S&P 500 Future Option	Put	6	1,236	4,120.00	10/29/21	(15)
E-Mini S&P 500 Future Option	Put	5	1,028	4,110.00	10/29/21	(12)
E-Mini S&P 500 Future Option	Put	10	2,050	4,100.00	10/29/21	(24)
E-Mini S&P 500 Future Option	Put	6	1,200	4,000.00	10/29/21	(9)
E-Mini S&P 500 Future Option	Put	10	1,950	3,900.00	10/29/21	(10)
E-Mini S&P 500 Future Option	Put	10	2,150	4,300.00	10/29/21	(49)
E-Mini S&P 500 Future Option	Put	10	2,100	4,200.00	10/29/21	(34)
E-Mini S&P 500 Future Option	Put	5	963	3,850.00	11/19/21	(9)
E-Mini S&P 500 Future Option	Put	6	1,185	3,950.00	11/19/21	(14)
E-Mini S&P 500 Future Option	Put	10	2,090	4,180.00	11/19/21	(45)
E-Mini S&P 500 Future Option	Put	5	1,003	4,010.00	11/19/21	(14)
E-Mini S&P 500 Future Option	Put	10	2,050	4,100.00	11/19/21	(35)
E-Mini S&P 500 Future Option	Put	12	2,442	4,070.00	11/19/21	(39)
E-Mini S&P 500 Future Option	Put	6	1,215	4,050.00	11/19/21	(18)
E-Mini S&P 500 Future Option	Put	5	1,010	4,040.00	11/19/21	(15)
E-Mini S&P 500 Future Option	Put	5	1,005	4,020.00	11/19/21	(14)
E-Mini S&P 500 Future Option	Put	10	2,075	4,150.00	11/19/21	(41)
E-Mini S&P 500 Future Option	Put	6	1,200	4,000.00	11/19/21	(16)
E-Mini S&P 500 Future Option	Put	10	2,105	4,210.00	11/30/21	(53)
E-Mini S&P 500 Future Option	Put	5	993	3,970.00	11/30/21	(14)
E-Mini S&P 500 Future Option	Put	10	2,085	4,170.00	11/30/21	(48)
E-Mini S&P 500 Future Option	Put	11	2,173	3,950.00	11/30/21	(30)
E-Mini S&P 500 Future Option	Put	6	1,179	3,930.00	11/30/21	(16)
E-Mini S&P 500 Future Option	Put	6	1,176	3,920.00	11/30/21	(15)
E-Mini S&P 500 Future Option	Put	5	975	3,900.00	11/30/21	(12)
E-Mini S&P 500 Future Option	Put	5	950	3,800.00	11/30/21	(9)
E-Mini S&P 500 Future Option	Put	5	938	3,750.00	11/30/21	(8)
E-Mini S&P 500 Future Option	Put	5	1,000	4,000.00	11/30/21	(15)
E-Mini S&P 500 Future Option	Put	10	2,000	4,000.00	12/17/21	(39)
E-Mini S&P 500 Future Option	Put	5	975	3,900.00	12/17/21	(16)
E-Mini S&P 500 Future Option	Put	5	950	3,800.00	12/17/21	—
						$(776)

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Exchanged-traded options on futures contacts purchased as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	5	$1,105	$4,420.00	10/15/21	$34
E-Mini S&P 500 Future Option	Put	5	1,100	4,400.00	10/15/21	31
E-Mini S&P 500 Future Option	Put	5	1,093	4,370.00	10/15/21	26
E-Mini S&P 500 Future Option	Put	5	1,125	4,500.00	10/29/21	53
E-Mini S&P 500 Future Option	Put	5	1,113	4,450.00	10/29/21	43
E-Mini S&P 500 Future Option	Put	5	1,100	4,400.00	10/29/21	35
E-Mini S&P 500 Future Option	Put	5	1,100	4,400.00	11/19/21	42
E-Mini S&P 500 Future Option	Put	10	2,225	4,450.00	11/19/21	96
E-Mini S&P 500 Future Option	Put	5	1,125	4,500.00	11/30/21	58
E-Mini S&P 500 Future Option	Put	5	1,113	4,450.00	11/30/21	51
E-Mini S&P 500 Future Option	Put	5	1,088	4,350.00	12/17/21	43
						$512

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.28%
	Aerospace & Defense — 1.12%
9,981	General Dynamics Corp.	$1,956
1,556	HEICO Corp.	205
2,476	HEICO Corp., Class - A	293
13,422	Howmet Aerospace, Inc.	419
4,177	Huntington Ingalls Industries, Inc.	806
9,791	L3Harris Technologies, Inc.	2,157
10,392	Lockheed Martin Corp.	3,586
7,602	Northrop Grumman Corp.	2,738
51,062	Raytheon Technologies Corp.	4,390
1,583	Teledyne Technologies, Inc.(a)	680
7,641	Textron, Inc.	533
18,720	The Boeing Co.(a)	4,118
7,751	TransDigm Group, Inc.(a)	4,841
		26,722

	Air Freight & Logistics — 0.41%
16,867	C.H. Robinson Worldwide, Inc.	1,467
12,359	Expeditors International of Washington, Inc.	1,472
8,522	FedEx Corp.	1,869
27,663	United Parcel Service, Inc., Class - B	5,038
		9,846

	Airlines — 0.02%
5,366	Delta Air Lines, Inc.(a)	229
4,972	Southwest Airlines Co.(a)	255
		484

	Auto Components — 0.10%
9,127	Aptiv PLC(a)	1,360
2,812	Autoliv, Inc.	241
8,248	BorgWarner, Inc.	356
1,995	Lear Corp.	312
		2,269

	Automobiles — 1.37%
132,106	Ford Motor Co.(a)	1,871
43,938	General Motors Co.(a)	2,316
36,717	Tesla, Inc.(a)	28,473
		32,660

	Banks — 2.28%
260,015	Bank of America Corp.	11,038
69,685	Citigroup, Inc.	4,890
14,423	Citizens Financial Group, Inc.	678
24,074	Fifth Third Bancorp	1,022
5,878	First Republic Bank	1,134
50,627	Huntington Bancshares, Inc.	783
102,066	JPMorgan Chase & Co.	16,708
32,982	KeyCorp	713
4,333	M&T Bank Corp.	647
14,328	PNC Financial Services Group, Inc.	2,803
32,439	Regions Financial Corp.	691
1,884	SVB Financial Group(a)	1,219
45,328	Truist Financial Corp.	2,658
47,716	U.S. Bancorp	2,836
139,291	Wells Fargo & Co.	6,464
		54,284

	Beverages — 1.27%
21,251	Brown-Forman Corp., Class - B	1,424
7,545	Constellation Brands, Inc., Class - A	1,589
56,609	Keurig Dr Pepper, Inc.	1,934

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages (continued)
23,391	Molson Coors Beverage Co., Class - B	$1,085
47,025	Monster Beverage Corp.(a)	4,178
51,791	PepsiCo, Inc.	7,790
210,967	Primo Water Corp.	3,316
1,593	The Boston Beer Co., Inc., Class - A(a)	812
155,707	The Coca-Cola Co.	8,170
		30,298

	Biotechnology — 1.76%
66,850	AbbVie, Inc.	7,212
7,554	Alnylam Pharmaceuticals, Inc.(a)	1,427
22,928	Amgen, Inc.	4,876
7,265	Biogen, Inc.(a)	2,056
9,662	BioMarin Pharmaceutical, Inc.(a)	746
1,573	BioNTech SE, ADR(a)	429
5,777	Exact Sciences Corp.(a)	551
58,085	Gilead Sciences, Inc.	4,057
17,794	Incyte Corp.(a)	1,224
14,376	Moderna, Inc.(a)	5,533
9,684	Neurocrine Biosciences, Inc.(a)	929
4,230	Novavax, Inc.(a)	877
5,159	Regeneron Pharmaceuticals, Inc.(a)	3,122
9,213	Repligen Corp.(a)	2,662
8,555	Seagen, Inc.(a)	1,452
11,371	Vertex Pharmaceuticals, Inc.(a)	2,063
53,982	Vitrolife AB	2,849
		42,065

	Building Products — 0.41%
16,565	A.O. Smith Corp.	1,012
3,105	Allegion PLC	410
44,361	Carrier Global Corp.	2,296
4,788	Fortune Brands Home & Security, Inc.	428
28,998	Johnson Controls International PLC	1,974
3,852	Lennox International, Inc.	1,133
11,677	Masco Corp.	649
3,650	Owens Corning	312
9,351	Trane Technologies PLC	1,615
		9,829

	Capital Markets — 2.98%
3,935	Ameriprise Financial, Inc.	1,039
5,839	Apollo Global Management, Inc.	360
5,140	BlackRock, Inc., Class - A	4,311
23,164	Blackstone, Inc., Class - A	2,695
12,034	CBOE Global Markets, Inc.	1,490
23,500	CME Group, Inc.	4,545
10,424	FactSet Research Systems, Inc.	4,115
10,205	Franklin Resources, Inc.	303
53,129	Intercontinental Exchange, Inc.	6,100
11,763	Invesco Ltd.	284
17,642	KKR & Co., Inc., Class - A	1,074
3,277	MarketAxess Holdings, Inc.	1,379
13,391	Moody's Corp.	4,756
47,060	Morgan Stanley	4,579
9,945	Morningstar, Inc.	2,576
7,433	MSCI, Inc.	4,522
4,935	Nasdaq, Inc.	952
6,678	Northern Trust Corp.	720
6,241	Raymond James Financial, Inc.	576
16,679	S&P Global, Inc.	7,086
4,172	SEI Investments Co.	247
11,729	State Street Corp.	994
7,649	T. Rowe Price Group, Inc.	1,505

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
28,150	The Bank of New York Mellon Corp.	$1,459
5,503	The Carlyle Group, Inc.	260
98,825	The Charles Schwab Corp.	7,199
13,005	The Goldman Sachs Group, Inc.	4,916
13,558	Tradeweb Markets, Inc., Class - A	1,095
		71,137

	Chemicals — 1.19%
8,039	Air Products & Chemicals, Inc.	2,059
3,975	Albemarle Corp.	870
3,852	Celanese Corp., Series A	580
7,317	CF Industries Holdings, Inc.	408
24,853	Corteva, Inc.	1,046
25,077	Dow, Inc.	1,443
17,940	DuPont de Nemours, Inc.	1,220
4,573	Eastman Chemical Co.	461
8,686	Ecolab, Inc.	1,812
4,379	FMC Corp.	401
11,871	International Flavors & Fragrances, Inc.	1,588
29,167	Linde PLC	8,557
9,026	LyondellBasell Industries N.V., Class - A	847
9,871	PPG Industries, Inc.	1,412
7,151	RPM International, Inc.	555
12,149	The Mosaic Co.	434
16,905	The Sherwin-Williams Co.	4,729
		28,422

	Commercial Services & Supplies — 0.61%
3,187	Cintas Corp.	1,213
21,530	Copart, Inc.(a)	2,987
14,752	Republic Services, Inc.	1,771
32,065	Rollins, Inc.	1,133
33,768	Waste Connections, Inc.	4,252
20,729	Waste Management, Inc.	3,096
		14,452

	Communications Equipment — 0.50%
1,916	Arista Networks, Inc.(a)	658
142,037	Cisco Systems, Inc.	7,732
4,591	F5 Networks, Inc.(a)	913
36,997	Juniper Networks, Inc.	1,018
6,992	Motorola Solutions, Inc.	1,624
		11,945

	Construction & Engineering — 0.21%
5,850	Jacobs Engineering Group, Inc.	775
133,578	WillScot Mobile Mini Holdings Corp.(a)	4,237
		5,012

	Construction Materials — 0.08%
2,104	Martin Marietta Materials, Inc.	719
6,360	Vulcan Materials Co.	1,076
		1,795

	Consumer Finance — 0.39%
12,625	Ally Financial, Inc.	645
23,013	American Express Co.	3,855
15,234	Capital One Financial Corp.	2,467
10,359	Discover Financial Services	1,273
19,685	Synchrony Financial	962
		9,202

	Containers & Packaging — 0.51%
52,963	Amcor PLC	614

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
2,816	Avery Dennison Corp.	$584
46,250	Ball Corp.	4,161
38,559	Crown Holdings, Inc.	3,887
12,615	International Paper Co.	705
5,841	Packaging Corporation of America	803
16,952	Sealed Air Corp.	928
9,059	WestRock Co.	451
		12,133

	Distributors — 0.17%
4,872	Genuine Parts Co.	591
9,757	LKQ Corp.(a)	491
7,070	Pool Corp.	3,071
		4,153

	Diversified Consumer Services — 0.15%
85,743	Frontdoor, Inc.(a)	3,593

	Diversified Financial Services — 0.56%
46,346	Berkshire Hathaway, Inc., Class - B(a)	12,650
13,250	Equitable Holdings, Inc.	393
4,209	Voya Financial, Inc.	258
		13,301

	Diversified Telecommunication Services — 0.78%
272,052	AT&T, Inc.	7,348
30,020	Cellnex Telecom SA	1,853
56,811	Lumen Technologies, Inc.	704
160,490	Verizon Communications, Inc.	8,668
		18,573

	Electric Utilities — 1.23%
25,621	Alliant Energy Corp.	1,434
29,280	American Electric Power Co., Inc.	2,377
34,936	Duke Energy Corp.	3,410
22,659	Edison International	1,257
12,060	Entergy Corp.	1,198
16,998	Evergy, Inc.	1,057
22,248	Eversource Energy	1,819
35,442	Exelon Corp.	1,713
34,445	FirstEnergy Corp.	1,227
76,063	NextEra Energy, Inc.	5,972
50,236	PG&E Corp.(a)	482
13,169	Pinnacle West Capital Corp.	953
47,198	PPL Corp.	1,316
47,714	The Southern Co.	2,957
32,878	Xcel Energy, Inc.	2,055
		29,227

	Electrical Equipment — 0.49%
7,774	AMETEK, Inc.	964
13,477	Eaton Corp. PLC	2,012
20,220	Emerson Electric Co.	1,905
4,277	Enphase Energy, Inc.(a)	641
2,122	Generac Holdings, Inc.(a)	867
16,945	Plug Power, Inc.(a)	433
3,926	Rockwell Automation, Inc.	1,154
5,300	Sensata Technologies Holding PLC(a)	290
5,805	Sunrun, Inc.(a)	255
134,371	Vertiv Holdings Co.	3,238
		11,759

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components — 0.35%
20,224	Amphenol Corp., Class - A	$1,481
2,575	Arrow Electronics, Inc.(a)	289
4,730	CDW Corp.	861
5,892	Cognex Corp.	473
26,674	Corning, Inc.	973
1,271	IPG Photonics Corp.(a)	201
6,260	Keysight Technologies, Inc.(a)	1,028
11,100	TE Connectivity Ltd.	1,524
8,448	Trimble, Inc.(a)	695
1,801	Zebra Technologies Corp.(a)	928
		8,453

	Energy Equipment & Services — 0.11%
24,918	Baker Hughes, Inc.	616
29,853	Halliburton Co.	645
47,057	Schlumberger Ltd.	1,395
		2,656

	Entertainment — 1.74%
35,867	Activision Blizzard, Inc.	2,776
15,335	AMC Entertainment Holdings, Inc.(a)	584
16,685	Electronic Arts, Inc.	2,374
6,540	Liberty Media Corp. - Liberty Formula One, Class - C(a)	336
5,495	Live Nation Entertainment, Inc.(a)	501
29,064	Netflix, Inc.(a)	17,738
5,228	ROBLOX Corp., Class - A(a)	395
13,566	Sea Ltd., ADR(a)	4,324
3,212	Spotify Technology SA(a)	724
9,018	Take-Two Interactive Software, Inc.(a)	1,390
61,932	The Walt Disney Co.(a)	10,476
		41,618

	Equity Real Estate Investment Trusts — 5.14%
48,527	Acadia Realty Trust	990
19,867	Alexandria Real Estate Equities, Inc.	3,797
52,307	American Homes 4 Rent, Class - A	1,994
36,517	American Tower Corp.	9,693
23,337	AvalonBay Communities, Inc.	5,172
4,992	Boston Properties, Inc.	541
125,657	Brixmor Property Group, Inc.	2,778
22,409	Camden Property Trust	3,304
24,480	Crown Castle International Corp.	4,243
15,379	Digital Realty Trust, Inc.	2,221
42,209	Douglas Emmett, Inc.	1,334
15,322	Duke Realty Corp.	733
7,475	Equinix, Inc.	5,906
13,108	Equity Lifestyle Properties, Inc.	1,024
18,005	Equity Residential	1,457
3,469	Essex Property Trust, Inc.	1,109
34,397	Extra Space Storage, Inc.	5,778
18,625	First Industrial Realty Trust, Inc.	970
57,527	Healthpeak Properties, Inc.	1,926
24,256	Host Hotels & Resorts, Inc.(a)	396
92,377	Independence Realty Trust, Inc.	1,880
4,394	Innovative Industrial Properties, Inc.	1,016
148,094	Invitation Homes, Inc.	5,677
24,649	Iron Mountain, Inc.	1,071
60,371	Kimco Realty Corp.	1,253
22,068	Life Storage, Inc.	2,532
20,108	Medical Properties Trust, Inc.	404
6,459	Mid-America Apartment Communities, Inc.	1,206
7,743	Omega Healthcare Investors, Inc.	232

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
33,024	Pebblebrook Hotel Trust	$740
13,674	Phillips Edison & Co., Inc.	420
11,056	PotlatchDeltic Corp.	570
83,151	Prologis, Inc.	10,431
12,271	Public Storage	3,645
12,699	Realty Income Corp.	824
5,201	Regency Centers Corp.	350
64,509	Retail Opportunity Investments Corp.	1,124
36,697	Rexford Industrial Realty, Inc.	2,083
15,926	Ryman Hospitality Properties, Inc.(a)	1,333
12,191	SBA Communications Corp.	4,030
26,466	Simon Property Group, Inc.	3,440
25,724	SL Green Realty Corp.	1,822
36,346	Sun Communities, Inc.	6,727
73,809	UDR, Inc.	3,910
12,650	Ventas, Inc.	698
7,867	VEREIT, Inc.	356
98,113	VICI Properties, Inc.	2,787
5,515	Vornado Realty Trust	232
61,859	Welltower, Inc.	5,097
25,220	Weyerhaeuser Co.	897
7,349	WP Carey, Inc.	537
		122,690

	Food & Staples Retailing — 0.99%
21,931	Costco Wholesale Corp.	9,855
17,208	Sysco Corp.	1,351
51,263	The Kroger Co.	2,072
40,658	Walgreens Boots Alliance, Inc.	1,913
59,840	Walmart, Inc.	8,341
		23,532

	Food Products — 0.98%
24,741	Archer-Daniels-Midland Co.	1,485
9,933	Bunge Ltd.	808
33,973	Campbell Soup Co.	1,420
51,312	Conagra Brands, Inc.	1,738
40,350	General Mills, Inc.	2,414
35,068	Hormel Foods Corp.	1,438
26,258	Kellogg Co.	1,678
8,074	Lamb Weston Holding, Inc.	496
20,781	McCormick & Company, Inc.	1,684
61,336	Mondelez International, Inc., Class - A	3,568
10,864	The Hershey Co.	1,839
12,466	The J.M. Smucker Co.	1,496
42,558	The Kraft Heinz Co.	1,567
22,108	Tyson Foods, Inc., Class - A	1,745
		23,376

	Gas Utilities — 0.08%
14,473	Atmos Energy Corp.	1,277
13,996	UGI Corp.	596
		1,873

	Health Care Equipment & Supplies — 3.19%
64,222	Abbott Laboratories	7,586
3,704	Abiomed, Inc.(a)	1,206
6,030	Align Technology, Inc.(a)	4,013
29,788	Baxter International, Inc.	2,396
14,174	Becton, Dickinson & Co.	3,484
47,759	Boston Scientific Corp.(a)	2,072
39,792	Danaher Corp.	12,114
15,562	DENTSPLY SIRONA, Inc.	903
7,689	Dexcom, Inc.(a)	4,206

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
21,919	Edwards Lifesciences Corp.(a)	$2,482
12,716	Hologic, Inc.(a)	938
7,398	IDEXX Laboratories, Inc.(a)	4,601
8,324	Insulet Corp.(a)	2,366
7,016	Intuitive Surgical, Inc.(a)	6,975
5,500	Masimo Corp.(a)	1,489
48,409	Medtronic PLC	6,068
3,153	Novocure Ltd.(a)	366
5,861	ResMed, Inc.	1,545
15,340	STERIS PLC	3,134
11,438	Stryker Corp.	3,016
2,193	Teleflex, Inc.	825
2,753	The Cooper Companies, Inc.	1,138
4,535	West Pharmaceutical Services, Inc.	1,925
8,725	Zimmer Biomet Holdings, Inc.	1,277
		76,125

	Health Care Providers & Services — 1.74%
10,118	AmerisourceBergen Corp.	1,209
8,251	Anthem, Inc.	3,076
101,110	Brookdale Senior Living, Inc.(a)	637
17,581	Cardinal Health, Inc.	870
19,599	Centene Corp.(a)	1,221
11,581	Cigna Corp.	2,318
53,321	CVS Health Corp.	4,525
7,814	DaVita, Inc.(a)	908
13,444	HCA Healthcare, Inc.	3,263
38,755	HealthEquity, Inc.(a)	2,510
13,246	Henry Schein, Inc.(a)	1,009
4,350	Humana, Inc.	1,693
3,290	Laboratory Corporation of America Holdings(a)	926
7,135	McKesson Corp.	1,422
2,001	Molina Heathcare, Inc.(a)	543
21,555	Oak Street Health, Inc.(a)	917
11,073	Quest Diagnostics, Inc.	1,609
31,811	UnitedHealth Group, Inc.	12,429
2,622	Universal Health Services, Inc., Class - B	363
		41,448

	Health Care Technology — 0.37%
23,149	Cerner Corp.	1,633
19,154	Definitive Healthcare Corp.(a)	820
15,989	Doximity, Inc., Class - A^(a)	1,290
11,903	Teladoc Health, Inc.(a)	1,510
12,636	Veeva Systems, Inc., Class - A(a)	3,641
		8,894

	Hotels, Restaurants & Leisure — 1.71%
13,094	Airbnb, Inc., Class - A(a)	2,196
7,674	Aramark	252
14,364	Caesars Entertainment, Inc.(a)	1,612
28,264	Carnival Corp.(a)	707
2,206	Chipotle Mexican Grill, Inc.(a)	4,010
7,567	Choice Hotels International, Inc.	956
4,396	Darden Restaurants, Inc.	666
3,543	Domino's Pizza, Inc.	1,690
10,811	DraftKings, Inc., Class - A(a)	521
91,910	Hilton Grand Vacations, Inc.(a)	4,372
11,412	Hilton Worldwide Holdings, Inc.(a)	1,508
11,607	Las Vegas Sands Corp.(a)	425
9,318	Marriott International, Inc., Class - A(a)	1,380
28,083	McDonald's Corp.	6,770
13,560	MGM Resorts International	585

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
49,189	Planet Fitness, Inc., Class - A(a)	$3,864
119,906	Playa Hotels & Resorts N.V.(a)	994
7,736	Royal Caribbean Cruises Ltd.(a)	688
39,703	Starbucks Corp.	4,380
2,810	Vail Resorts, Inc.(a)	939
3,550	Wynn Resorts Ltd.(a)	301
15,525	YUM! Brands, Inc.	1,899
		40,715

	Household Durables — 0.56%
70,254	Bath & Body Works, Inc.	4,429
43,778	D.R. Horton, Inc.	3,676
7,728	Garmin Ltd.	1,201
9,295	Lennar Corp., Class - A	871
2,042	Mohawk Industries, Inc.(a)	362
12,932	Newell Brands, Inc.	286
118	NVR, Inc.(a)	566
8,977	PulteGroup, Inc.	412
3,801	Roku, Inc.(a)	1,191
2,111	Whirlpool Corp.	430
		13,424

	Household Products — 1.01%
45,780	Church & Dwight Co., Inc.	3,780
41,102	Colgate-Palmolive Co.	3,106
19,669	Kimberly-Clark Corp.	2,605
11,394	The Clorox Co.	1,887
90,118	The Procter & Gamble Co.	12,599
		23,977

	Independent Power and Renewable Electricity Producers — 0.07%
11,809	NRG Energy, Inc.	482
22,454	The AES Corp.	513
33,797	Vistra Corp.	578
		1,573

	Industrial Conglomerates — 0.68%
22,919	3M Co.	4,020
37,095	General Electric Co.	3,822
23,405	Honeywell International, Inc.	4,968
7,636	Roper Technologies, Inc.	3,407
		16,217

	Insurance — 1.65%
21,772	Aflac, Inc.	1,135
482	Alleghany Corp.(a)	301
2,488	American Financial Group, Inc.	313
29,123	American International Group, Inc.	1,599
23,344	Aon PLC, Class - A	6,672
58,213	Arch Capital Group Ltd.(a)	2,222
9,972	Arthur J. Gallagher & Co.	1,482
3,371	Assurant, Inc.	531
4,486	Athene Holding Ltd., Class - A(a)	309
17,656	Brown & Brown, Inc.	979
16,226	Chubb Ltd.	2,815
5,162	Cincinnati Financial Corp.	590
7,056	Erie Indemnity Co., Class - A	1,259
2,172	Everest Re Group Ltd.	545
12,945	Fidelity National Financial, Inc.	587
3,352	Globe Life, Inc.	298
6,174	Lincoln National Corp.	424
7,709	Loews Corp.	416
465	Markel Corp.(a)	556

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
21,472	Marsh & McLennan Companies, Inc.	$3,251
25,085	MetLife, Inc.	1,548
9,276	Principal Financial Group, Inc.	597
13,386	Prudential Financial, Inc.	1,408
6,488	RenaissanceRe Holdings Ltd.	905
12,366	The Allstate Corp.	1,574
12,105	The Hartford Financial Services Group, Inc.	850
29,026	The Progressive Corp.	2,624
9,241	The Travelers Companies, Inc.	1,405
4,808	W.R. Berkley Corp.	352
7,304	Willis Towers Watson PLC	1,698
		39,245

	Interactive Media & Services — 5.34%
13,810	Alphabet, Inc., Class - A(a)	36,920
10,960	Alphabet, Inc., Class - C(a)	29,212
102,372	Facebook, Inc., Class - A(a)	34,744
25,092	IAC/InterActiveCorp.(a)	3,269
19,978	Match Group, Inc.(a)	3,137
82,662	Pinterest, Inc., Class - A(a)	4,211
28,119	Scout24 AG	1,953
112,245	Snap, Inc., Class - A(a)	8,292
84,500	Twitter, Inc.(a)	5,103
2,065	Zillow Group, Inc., Class - A(a)	183
5,352	Zillow Group, Inc., Class - C(a)	472
		127,496

	Internet & Direct Marketing Retail — 3.73%
20,852	Alibaba Group Holding Ltd., ADR(a)	3,087
19,175	Amazon.com, Inc.(a)	62,991
1,388	Booking Holdings, Inc.(a)	3,295
13,091	Chewy, Inc., Class - A(a)	892
2,316	DoorDash, Inc., Class - A(a)	477
36,380	eBay, Inc.	2,535
4,259	Etsy, Inc.(a)	886
29,915	Expedia Group, Inc.(a)	4,903
83,787	Farfetch Ltd., Class - A(a)	3,140
3,600	MercadoLibre, Inc.(a)	6,045
2,495	Wayfair, Inc., Class - A(a)	637
		88,888

	IT Services — 6.67%
21,418	Accenture PLC, Class - A	6,852
78,290	Adyen N.V., ADR(a)	2,195
752	Adyen N.V.(a)	2,102
10,230	Affirm Holdings, Inc.(a)	1,219
15,533	Afterpay Ltd.(a)	1,349
14,110	Akamai Technologies, Inc.(a)	1,476
14,346	Automatic Data Processing, Inc.	2,868
42,098	Bigcommerce Holdings, Inc., Class 1(a)	2,132
45,540	Black Knight, Inc.(a)	3,279
16,586	Booz Allen Hamilton Holding Corp.	1,316
7,787	Broadridge Financial Solutions, Inc.	1,298
17,877	Cognizant Technology Solutions Corp.	1,327
1,891	EPAM Systems, Inc.(a)	1,079
50,200	Fidelity National Information Services, Inc.	6,108
52,307	Fiserv, Inc.(a)	5,675
2,681	FleetCor Technologies, Inc.(a)	700
2,908	Gartner, Inc.(a)	884
11,643	Global Payments, Inc.	1,835
10,477	GMO Payment Gateway, Inc.	1,323
57,351	GoDaddy, Inc., Class - A(a)	3,997
31,602	International Business Machines Corp.	4,390
7,419	Jack Henry & Associates, Inc.	1,217

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
6,778	Leidos Holdings, Inc.	$652
85,898	Marqeta, Inc., Class - A(a)	1,900
54,368	MasterCard, Inc., Class - A	18,901
1,851	MongoDB, Inc.(a)	873
6,893	Okta, Inc.(a)	1,636
41,196	Pagseguro Digital Ltd.(a)	2,131
10,934	Paychex, Inc.	1,230
76,250	PayPal Holdings, Inc.(a)	19,841
3,489	Shopify, Inc.(a)	4,730
14,155	Snowflake, Inc., Class - A(a)	4,281
46,946	Square, Inc., Class - A(a)	11,260
58,112	Stoneco Ltd., Class - A(a)	2,018
49,309	The Western Union Co.	997
36,295	Toast, Inc., Class - A^(a)	1,813
21,105	Twilio, Inc., Class - A(a)	6,734
18,851	VeriSign, Inc.(a)	3,864
97,490	Visa, Inc., Class - A	21,715
		159,197

	Leisure Products — 0.09%
4,479	Hasbro, Inc.	400
18,941	Peloton Interactive, Inc., Class - A(a)	1,648
		2,048

	Life Sciences Tools & Services — 2.52%
6,545	10X Genomics, Inc., Class - A(a)	953
37,816	Agilent Technologies, Inc.	5,957
17,569	Avantor, Inc.(a)	719
1,709	Bio-Rad Laboratories, Inc., Class - A(a)	1,275
2,772	Bio-Techne Corp.	1,343
4,981	Charles River Laboratories International, Inc.(a)	2,056
40,284	Eurofins Scientific SE	5,171
4,937	Illumina, Inc.(a)	2,002
20,576	IQVIA Holdings, Inc.(a)	4,929
11,713	Medpace Holdings, Inc.(a)	2,217
3,267	Mettler-Toledo International, Inc.(a)	4,500
26,251	PerkinElmer, Inc.	4,549
4,358	PPD, Inc.(a)	204
11,646	Sartorius Stedim Biotech	6,507
29,060	Thermo Fisher Scientific, Inc.	16,602
3,479	Waters Corp.(a)	1,244
		60,228

	Machinery — 1.00%
18,471	Caterpillar, Inc.	3,546
6,240	Cummins, Inc.	1,401
10,034	Deere & Co.	3,362
4,866	Dover Corp.	757
10,889	Fortive Corp.	768
14,417	IDEX Corp.	2,984
10,704	Illinois Tool Works, Inc.	2,212
13,708	Ingersoll-Rand, Inc.(a)	691
1,770	Nordson Corp.	422
25,815	Otis Worldwide Corp.	2,124
18,180	PACCAR, Inc.	1,435
4,354	Parker Hannifin Corp.	1,217
5,609	Pentair PLC	407
1,800	Snap-on, Inc.	376
5,415	Stanley Black & Decker, Inc.	949
6,101	Westinghouse Air Brake Technologies Corp.	526

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
6,087	Xylem, Inc.	$753
		23,930

	Media — 1.31%
7,814	Altice USA, Inc., Class - A(a)	162
368	Cable One, Inc.	668
10,091	Charter Communications, Inc., Class - A(a)	7,341
161,900	Comcast Corp., Class - A	9,054
28,952	Discovery, Inc.(a)	735
32,910	Discovery, Inc., Class - C(a)	799
8,344	Dish Network Corp.(a)	363
20,320	Fox Corp., Class - A	815
13,236	Fox Corp., Class - B	491
4,075	Liberty Broadband Corp., Class - A(a)	686
27,550	Liberty Broadband Corp., Class - C(a)	4,758
27,129	Liberty Global PLC, Class - A(a)	809
34,074	Liberty Global PLC, Class - C(a)	1,003
3,032	Liberty Media Corp. - Liberty SiriusXM, Class - A(a)	143
5,847	Liberty Media Corp. - Liberty SiriusXM, Class - C(a)	278
20,583	News Corp., Class - A	484
12,965	Omnicom Group, Inc.	940
72,159	Sirius XM Holdings, Inc.	440
13,158	The Interpublic Group of Companies, Inc.	483
19,873	ViacomCBS, Inc., Class - B	785
		31,237

	Metals & Mining — 0.23%
49,125	Freeport-McMoRan, Inc.	1,598
47,509	Newmont Corp.	2,580
10,203	Nucor Corp.	1,005
7,097	Steel Dynamics, Inc.	415
		5,598

	Mortgage Real Estate Investment Trusts — 0.09%
81,266	AGNC Investment Corp.	1,281
106,960	Annaly Capital Management, Inc.	901
		2,182

	Multiline Retail — 0.44%
12,937	Dollar General Corp.	2,745
17,236	Dollar Tree, Inc.(a)	1,649
26,823	Target Corp.	6,137
		10,531

	Multi-Utilities — 0.68%
18,829	Ameren Corp.	1,525
19,085	CenterPoint Energy, Inc.	469
26,549	CMS Energy Corp.	1,585
26,546	Consolidated Edison, Inc.	1,927
38,998	Dominion Energy, Inc.	2,848
10,192	DTE Energy Co.	1,139
43,921	NiSource, Inc.	1,064
31,655	Public Service Enterprise Group, Inc.	1,928
14,375	Sempra Energy	1,819
22,141	WEC Energy Group, Inc.	1,953
		16,257

	Oil, Gas & Consumable Fuels — 1.33%
13,586	Cheniere Energy, Inc.(a)	1,327
65,095	Chevron Corp.	6,604
45,482	ConocoPhillips	3,082
22,914	Coterra Energy, Inc.	499

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
21,833	Devon Energy Corp.	$775
19,722	EOG Resources, Inc.	1,583
142,656	Exxon Mobil Corp.	8,391
9,335	Hess Corp.	729
68,865	Kinder Morgan, Inc.	1,152
21,993	Marathon Petroleum Corp.	1,359
31,455	Occidental Petroleum Corp.	930
15,012	ONEOK, Inc.	871
14,763	Phillips 66	1,034
7,459	Pioneer Natural Resources Co.	1,242
41,012	The Williams Companies, Inc.	1,064
13,781	Valero Energy Corp.	973
		31,615

	Personal Products — 0.31%
3,523	L'Oreal SA	1,458
19,882	The Estee Lauder Companies, Inc.	5,963
		7,421

	Pharmaceuticals — 2.38%
90,874	Bristol-Myers Squibb Co.	5,377
5,739	Catalent, Inc.(a)	764
19,357	Elanco Animal Health, Inc.(a)	618
37,043	Eli Lilly & Co.	8,559
10,612	Horizon Therapeutics PLC(a)	1,163
7,694	Jazz Pharmaceuticals PLC(a)	1,002
94,838	Johnson & Johnson	15,316
98,957	Merck & Co., Inc.	7,432
209,698	Pfizer, Inc.	9,019
29,667	Royalty Pharma PLC, Class - A	1,072
73,011	Viatris, Inc.	989
27,982	Zoetis, Inc.	5,432
		56,743

	Professional Services — 0.98%
211,702	Clarivate PLC(a)	4,638
42,236	CoStar Group, Inc.(a)	3,634
19,574	Equifax, Inc.	4,961
47,082	Experian PLC	1,972
13,911	IHS Markit Ltd.	1,622
3,842	Robert Half International, Inc.	385
21,173	TransUnion	2,378
19,426	Verisk Analytics, Inc., Class - A	3,890
		23,480

	Real Estate Management & Development — 0.22%
11,336	CBRE Group, Inc., Class - A(a)	1,104
12,668	Colliers International Group, Inc.	1,618
6,329	Jones Lang LaSalle, Inc.(a)	1,570
73,507	Tricon Residential, Inc.	981
		5,273

	Road & Rail — 1.12%
1,442	AMERCO	932
41,630	Canadian Pacific Railway Ltd.	2,719
76,610	CSX Corp.	2,278
5,731	JB Hunt Transport Services, Inc.	958
3,068	Kansas City Southern	830
19,517	Knight-Swift Transportation Holdings, Inc.	998
8,728	Lyft, Inc., Class - A(a)	468
8,439	Norfolk Southern Corp.	2,019
11,982	Old Dominion Freight Line, Inc.	3,427
170,788	Uber Technologies, Inc.(a)	7,651

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail (continued)
22,397	Union Pacific Corp.	$4,391
		26,671

	Semiconductors & Semiconductor Equipment — 3.77%
74,365	Advanced Micro Devices, Inc.(a)	7,652
18,182	Analog Devices, Inc.	3,045
59,047	Applied Materials, Inc.	7,601
877	ASML Holding NV, NYS	653
13,758	Broadcom, Inc.	6,672
136,115	Intel Corp.	7,252
5,190	KLA Corp.	1,736
4,807	Lam Research Corp.	2,736
27,380	Marvell Technology, Inc.	1,651
9,143	Microchip Technology, Inc.	1,403
37,900	Micron Technology, Inc.	2,690
1,446	Monolithic Power Systems, Inc.	701
126,199	NVIDIA Corp.	26,145
9,335	NXP Semiconductors N.V.	1,828
13,880	ON Semiconductor Corp.(a)	635
3,852	Qorvo, Inc.(a)	644
38,027	QUALCOMM, Inc.	4,905
5,612	Skyworks Solutions, Inc.	925
1,766	SolarEdge Technologies, Inc.(a)	468
24,852	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,775
5,608	Teradyne, Inc.	612
31,099	Texas Instruments, Inc.	5,978
8,283	Xilinx, Inc.	1,251
		89,958

	Software — 10.79%
27,228	Adobe, Inc.(a)	15,675
31,558	Anaplan, Inc.(a)	1,922
12,013	ANSYS, Inc.(a)	4,090
6,443	AppFolio, Inc., Class - A(a)	776
4,611	Atlassian Corp. PLC, Class - A(a)	1,805
21,105	Autodesk, Inc.(a)	6,019
21,792	Avalara, Inc.(a)	3,809
14,526	Bentley Systems, Inc., Class - B	881
7,395	Bill.com Holdings, Inc.(a)	1,974
13,006	Blackline, Inc.(a)	1,535
22,286	Cadence Design Systems, Inc.(a)	3,375
34,697	Ceridian HCM Holding, Inc.(a)	3,908
15,266	Citrix Systems, Inc.	1,639
12,513	Cloudflare, Inc., Class - A(a)	1,410
18,803	Coupa Software, Inc.(a)	4,121
13,489	Crowdstrike Holdings, Inc., Class - A(a)	3,315
27,517	Dassault Systemes SE	1,448
6,147	Datadog, Inc., Class - A(a)	869
11,360	DocuSign, Inc.(a)	2,925
23,656	Dropbox, Inc., Class - A(a)	691
32,551	Duck Creek Technologies, Inc.(a)	1,440
6,263	Dynatrace, Inc.(a)	444
29,399	Envestnet, Inc.(a)	2,359
981	Fair Isaac Corp.(a)	390
4,662	Fortinet, Inc.(a)	1,361
5,705	Guidewire Software, Inc.(a)	678
2,359	HubSpot, Inc.(a)	1,595
15,748	Intuit, Inc.	8,496
20,160	Kinaxis, Inc.(a)	2,909
21,867	Lightspeed Commerce, Inc.(a)	2,110
307,004	Microsoft Corp.	86,551
56,302	Money Forward, Inc.(a)	4,021
47,133	New Relic, Inc.(a)	3,383

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
61,989	Nortonlifelock, Inc.	$1,568
67,926	Oracle Corp.	5,918
49,055	Palantir Technologies, Inc., Class - A(a)	1,179
14,018	Palo Alto Networks, Inc.(a)	6,714
10,699	PAYCOM Software, Inc.(a)	5,304
8,700	Paylocity Holding Corp.(a)	2,439
31,450	Procore Technologies, Inc.(a)	2,810
3,740	PTC, Inc.(a)	448
2,545	RingCentral, Inc., Class - A(a)	554
56,281	Salesforce.com, Inc.(a)	15,264
10,435	ServiceNow, Inc.(a)	6,493
5,416	Splunk, Inc.(a)	784
7,777	SS&C Technologies Holdings, Inc.	540
5,130	Synopsys, Inc.(a)	1,536
46,281	The Descartes Systems Group, Inc.(a)	3,768
193,749	The Sage Group PLC	1,845
26,192	The Trade Desk, Inc., Class - A(a)	1,841
11,049	Tyler Technologies, Inc.(a)	5,068
1,890	Unity Software, Inc.(a)	239
3,690	VMware, Inc., Class - A^(a)	548
34,683	Workday, Inc., Class - A(a)	8,667
14,471	Xero Ltd.(a)	1,420
3,939	Zendesk, Inc.(a)	458
10,610	Zoom Video Communications, Inc., Class - A(a)	2,775
4,958	Zscaler, Inc.(a)	1,300
		257,404

	Specialty Retail — 1.72%
4,058	Advance Auto Parts, Inc.	847
1,256	AutoZone, Inc.(a)	2,132
7,611	Best Buy Co., Inc.	805
2,237	Burlington Stores, Inc.(a)	634
5,541	CarMax, Inc.(a)	709
16,533	Carvana Co.(a)	4,986
10,680	Lithia Motors, Inc., Class - A	3,386
23,876	Lowe's Companies, Inc.	4,843
3,255	O'Reilly Automotive, Inc.(a)	1,989
12,035	Ross Stores, Inc.	1,310
39,301	The Home Depot, Inc.	12,902
62,206	The TJX Companies, Inc.	4,104
8,741	Tractor Supply Co.	1,771
1,756	Ulta Beauty, Inc.(a)	634
		41,052

	Technology Hardware, Storage & Peripherals — 4.05%
626,826	Apple, Inc.	88,696
9,198	Dell Technologies, Inc.(a)	957
43,444	Hewlett Packard Enterprise Co.	619
42,395	HP, Inc.	1,160
85,951	NCR Corp.(a)	3,331
7,495	NetApp, Inc.	673
7,260	Seagate Technology Holdings PLC	599
10,277	Western Digital Corp.(a)	580
		96,615

	Textiles, Apparel & Luxury Goods — 0.65%
18,308	Kering SA, ADR	1,306
8,619	Lululemon Athletica, Inc.(a)	3,488
14,443	LVMH Moet Hennessy Louis Vuitton SE, ADR	2,069
54,346	NIKE, Inc., Class - B	7,894

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
11,201	V.F. Corp.	$750
		15,507

	Tobacco — 0.40%
84,047	Altria Group, Inc.	3,826
60,207	Philip Morris International, Inc.	5,707
		9,533

	Trading Companies & Distributors — 0.11%
22,895	Fastenal Co.	1,182
2,437	United Rentals, Inc.(a)	855
1,791	W.W. Grainger, Inc.	704
		2,741

	Water Utilities — 0.12%
11,501	American Water Works Co., Inc.	1,944
17,732	Essential Utilities, Inc.	817
		2,761

	Wireless Telecommunication Services — 0.27%
51,061	T-Mobile US, Inc.(a)	6,524

	Total Common Stocks	2,129,867

	Contingent Right — 0.00%
	Biotechnology — 0.00%
14	Oncternal Therapeutics, Inc. CVR, 6/8/29(a)(b)	–

	Total Contingent Right	–

	Exchange-Traded Fund — 0.00%
1	SPDR S&P 500 ETF Trust	–

	Total Exchange-Traded Fund	–

	Investment Companies — 9.38%
3,353,471	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(c)	3,353
220,518,675	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(c)	220,519

	Total Investment Companies	223,872

	Purchased Options on Futures — 0.18%
	Total Purchased Options on Futures	4,279

	Total Investments (cost $1,454,542) — 98.84%	2,358,018
	Other assets in excess of liabilities — 1.16%	27,576

	Net Assets - 100.00%	$2,385,594

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021, was $3,259 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2021.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The Institutional U.S. Equity Portfolio	Echo Street Capital Management LLC	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	11.21%	4.58%	70.35%	-	3.14%	-	89.28%
Contingent Right	-	-	0.00%	-	-	-	0.00%
Exchange-Traded Fund	0.00%	-	-	-	-	-	0.00%
Investment Companies	0.12%	-	0.03%	9.21%	0.02%	0.00%	9.38%
Purchased Options on Futures	-	-	-	0.18%	-	-	0.18%
Other Assets (Liabilities)	-0.09%	0.05%	0.10%	1.07%	0.01%	0.02%	1.16%
Total Net Assets	11.24%	4.63%	70.48%	10.46%	3.17%	0.02%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	1,347	12/17/21	$289,453	$(12,469)
Russell 2000 Mini Index Future	72	12/17/21	7,923	(79)
			$297,376	$(12,548)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(12,548)
	Total Net Unrealized Appreciation/(Depreciation)			$(12,548)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	43	$8,493	$3,950.00	10/15/21	$(22)
E-Mini S&P 500 Future Option	Put	41	8,118	3,960.00	10/15/21	(23)
E-Mini S&P 500 Future Option	Put	41	8,180	3,990.00	10/15/21	(27)
E-Mini S&P 500 Future Option	Put	50	10,000	4,000.00	10/15/21	(34)
E-Mini S&P 500 Future Option	Put	84	17,220	4,100.00	10/15/21	(103)
E-Mini S&P 500 Future Option	Put	82	16,892	4,120.00	10/15/21	(113)
E-Mini S&P 500 Future Option	Put	82	17,179	4,190.00	10/15/21	(167)
E-Mini S&P 500 Future Option	Put	48	9,888	4,120.00	10/29/21	(122)
E-Mini S&P 500 Future Option	Put	84	17,220	4,100.00	10/29/21	(197)
E-Mini S&P 500 Future Option	Put	46	9,499	4,130.00	10/29/21	(122)
E-Mini S&P 500 Future Option	Put	82	17,220	4,200.00	10/29/21	(282)
E-Mini S&P 500 Future Option	Put	45	9,338	4,150.00	10/29/21	(128)
E-Mini S&P 500 Future Option	Put	84	18,060	4,300.00	10/29/21	(410)
E-Mini S&P 500 Future Option	Put	82	15,990	3,900.00	10/29/21	(85)
E-Mini S&P 500 Future Option	Put	50	10,000	4,000.00	10/29/21	(79)
E-Mini S&P 500 Future Option	Put	42	8,631	4,110.00	10/29/21	(103)
E-Mini S&P 500 Future Option	Put	49	9,800	4,000.00	11/19/21	(130)
E-Mini S&P 500 Future Option	Put	42	8,421	4,010.00	11/19/21	(114)
E-Mini S&P 500 Future Option	Put	84	17,430	4,150.00	11/19/21	(343)
E-Mini S&P 500 Future Option	Put	42	8,442	4,020.00	11/19/21	(118)
E-Mini S&P 500 Future Option	Put	43	8,686	4,040.00	11/19/21	(128)
E-Mini S&P 500 Future Option	Put	50	10,125	4,050.00	11/19/21	(153)
E-Mini S&P 500 Future Option	Put	97	19,740	4,070.00	11/19/21	(315)
E-Mini S&P 500 Future Option	Put	84	17,220	4,100.00	11/19/21	(297)
E-Mini S&P 500 Future Option	Put	84	17,556	4,180.00	11/19/21	(374)
E-Mini S&P 500 Future Option	Put	42	8,085	3,850.00	11/19/21	(72)
E-Mini S&P 500 Future Option	Put	50	9,875	3,950.00	11/19/21	(114)
E-Mini S&P 500 Future Option	Put	84	17,514	4,170.00	11/30/21	(400)
E-Mini S&P 500 Future Option	Put	50	9,825	3,930.00	11/30/21	(129)
E-Mini S&P 500 Future Option	Put	97	19,158	3,950.00	11/30/21	(263)

E-Mini S&P 500 Future Option	Put	46	9,131	3,970.00	11/30/21	(132)
E-Mini S&P 500 Future Option	Put	42	8,400	4,000.00	11/30/21	(130)
E-Mini S&P 500 Future Option	Put	84	17,682	4,210.00	11/30/21	(444)
E-Mini S&P 500 Future Option	Put	49	9,555	3,900.00	11/30/21	(117)
E-Mini S&P 500 Future Option	Put	46	8,625	3,750.00	11/30/21	(74)
E-Mini S&P 500 Future Option	Put	42	7,980	3,800.00	11/30/21	(77)
E-Mini S&P 500 Future Option	Put	50	9,800	3,920.00	11/30/21	(126)
E-Mini S&P 500 Future Option	Put	44	8,580	3,900.00	12/17/21	(136)
E-Mini S&P 500 Future Option	Put	42	7,980	3,800.00	12/17/21	—
E-Mini S&P 500 Future Option	Put	84	16,800	4,000.00	12/17/21	(329)
						$(6,532)

Exchanged-traded options on futures contacts purchased as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	42	$9,177	$4,370.00	10/15/21	$219
E-Mini S&P 500 Future Option	Put	41	9,061	4,420.00	10/15/21	279
E-Mini S&P 500 Future Option	Put	41	9,020	4,400.00	10/15/21	251
E-Mini S&P 500 Future Option	Put	42	9,450	4,500.00	10/29/21	442
E-Mini S&P 500 Future Option	Put	41	9,123	4,450.00	10/29/21	352
E-Mini S&P 500 Future Option	Put	42	9,240	4,400.00	10/29/21	296
E-Mini S&P 500 Future Option	Put	84	18,690	4,450.00	11/19/21	813
E-Mini S&P 500 Future Option	Put	42	9,240	4,400.00	11/19/21	350
E-Mini S&P 500 Future Option	Put	42	9,450	4,500.00	11/30/21	490
E-Mini S&P 500 Future Option	Put	42	9,345	4,450.00	11/30/21	426
E-Mini S&P 500 Future Option	Put	42	9,135	4,350.00	12/17/21	361
						$4,279

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.58%
	Aerospace & Defense — 0.74%
108	Aerojet Rocketdyne Holdings, Inc.	$5
700	Curtiss-Wright Corp.	88
12,675	Kratos Defense & Security Solutions, Inc.(a)	282
433	Maxar Technologies, Inc.	12
64	Moog, Inc., Class - A	5
16,607	Triumph Group, Inc.(a)	310
		702

	Air Freight & Logistics — 0.50%
2,611	Atlas Air Worldwide Holdings, Inc.(a)	214
643	Echo Global Logistics, Inc.(a)	31
586	Hub Group, Inc., Class - A(a)	40
2,318	XPO Logistics, Inc.(a)	184
		469

	Airlines — 1.63%
4,601	Alaska Air Group, Inc.(a)	270
13,242	Azul SA, ADR(a)	266
30,732	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	670
14,135	JetBlue Airways Corp.(a)	216
4,224	Mesa Air Group, Inc.(a)	32
889	SkyWest, Inc.(a)	44
1,519	Spirit Airlines, Inc.(a)	39
		1,537

	Auto Components — 1.89%
1,571	Adient PLC(a)	65
2,008	American Axle & Manufacturing Holdings, Inc.(a)	18
6,713	BorgWarner, Inc.	290
1,655	Cooper-Standard Holding, Inc.(a)	36
31,834	Dana, Inc.	709
554	Dorman Products, Inc.(a)	52
37	Fox Factory Holding Corp.(a)	5
19,392	Modine Manufacturing Co.(a)	220
11,904	Stoneridge, Inc.(a)	243
2,188	Tenneco, Inc., Class - A(a)	31
1,827	The Goodyear Tire & Rubber Co.(a)	32
872	Visteon Corp.(a)	82
		1,783

	Automobiles — 0.06%
1,806	Lordstown Motors Corp., Class - A(a)	14
522	Winnebago Industries, Inc.	38
		52

	Banks — 6.93%
1,044	1st Source, Inc.	49
1,715	Ameris Bancorp	89
813	Banc of California, Inc.	15
6,660	BankUnited, Inc.	279
1,471	Bankwell Financial Group, Inc.	43
2,204	BCB Bancorp, Inc.	33
4,535	Berkshire Hills Bancorp, Inc.	122
418	Byline Bancorp, Inc.	10
7,342	Cadence Bancorp	161
2,951	Cathay General Bancorp.	122
1,054	Central Valley Community Bancorp	23
2,637	CIT Group, Inc.	137
291	City Holding Co.	23
229	Civista Bancshares, Inc.	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
3,735	Columbia Banking System, Inc.	$142
7,173	Community Bankers Trust Corp.	82
2,630	ConnectOne Bancorp, Inc.	79
1,105	Cullen/Frost Bankers, Inc.	131
581	Eagle Bancorp, Inc.	33
688	Enterprise Financial Services Corp.	31
1,703	FB Financial Corp.	73
29,448	First Bancorp	387
166	First Bancorp	7
2,341	First Bank	33
3,516	First Busey Corp.	87
7	First Citizens BancShares, Inc., Class - A	6
3,478	First Financial Bancorp	81
794	First Financial Bankshares, Inc.	36
7,829	First Horizon Corp.	128
538	First Interstate BancSystem, Inc., Class - A	22
2,416	First Merchants Corp.	101
6,458	Fulton Financial Corp.	99
1,995	Glacier Bancorp, Inc.	110
3,305	Hancock Whitney Corp.	156
868	Hilltop Holdings, Inc.	28
6,454	Home Bancshares, Inc.	152
1,293	Hope Bancorp, Inc.	19
2,366	Horizon Bancorp, Inc.	43
1,662	Independent Bank Group, Inc.	118
129	International Bancshares Corp.	5
1,158	Investar Holding Corp.	25
441	Lakeland Financial Corp.	31
2,392	Live Oak Bancshares, Inc.	152
1,295	Midland States Bancorp, Inc.	32
1,880	MidWestOne Financial Group, Inc.	57
1,180	NBT Bancorp, Inc.	43
1,622	Northrim Bancorp, Inc.	69
2,194	Old Second Bancorp, Inc.	29
1,149	Orrstown Financial Services, Inc.	27
1,042	Pacific Premier Bancorp, Inc.	43
1,429	Peoples Bancorp, Inc.	45
3,238	Pinnacle Financial Partners, Inc.	305
4,401	Popular, Inc.	341
7,725	Republic First Bancorp, Inc.(a)	24
1,928	Select Bancorp, Inc.(a)	33
851	ServisFirst Bancshares, Inc.	66
207	Simmons First National Corp., Class - A	6
159	Southside Bancshares, Inc.	6
1,311	Stock Yards Bancorp, Inc.	77
510	Texas Capital Bancshares, Inc.(a)	31
22,999	The Bancorp, Inc.(a)	585
2,444	The Bank of N.T. Butterfield & Son Ltd.	87
63	Tompkins Financial Corp.	5
3,235	Towne Bank	101
126	Triumph Bancorp, Inc.(a)	13
205	Trustmark Corp.	7
59	UMB Financial Corp.	6
3,391	United Community Banks, Inc.	111
2,879	Veritex Holdings, Inc.	113
2,021	Washington Trust Bancorp, Inc.	107
5,375	Webster Financial Corp.	293
2,812	WesBanco, Inc.	96
113	Westamerica Bancorp	6
3,649	Wintrust Financial Corp.	293
		6,565

	Beverages — 0.11%
296	Celsius Holdings, Inc.(a)	27

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages (continued)
234	National Beverage Corp.	$12
122	The Boston Beer Co., Inc., Class - A(a)	62
		101

	Biotechnology — 6.27%
2,211	4D Molecular Therapeutics In(a)	60
5,537	ACADIA Pharmaceuticals, Inc.(a)	92
1,078	Acceleron Pharma, Inc.(a)	185
23,827	Adverum Biotechnologies, Inc.(a)	52
1,393	Aldeyra Therapeutics, Inc.(a)	12
1,469	Alector, Inc.(a)	34
4,854	Alkermes PLC(a)	149
395	Allakos, Inc.(a)	42
2,568	Allovir, Inc.(a)	64
6,265	Alpine Immune Sciences, Inc.^(a)	67
6,158	Altimmune, Inc.(a)	70
320	Alx Oncology Holdings, Inc.(a)	24
564	AnaptysBio, Inc.(a)	15
1,049	Anavex Life Sciences Corp.(a)	19
468	Apellis Pharmaceuticals, Inc.(a)	15
1,104	Aprea Therapeutics, Inc.(a)	6
734	Arcus Biosciences, Inc.(a)	26
193	Arcutis Biotherapeutics, Inc.(a)	5
1,137	Arena Pharmaceuticals, Inc.(a)	68
1,118	Arrowhead Pharmaceuticals, Inc.(a)	70
3,800	Astria Therapeutics, Inc.(a)	34
398	Atara Biotherapeutics, Inc.(a)	7
3,335	Atea Pharmaceuticals, Inc.(a)	117
1,646	Avidity Biosciences, Inc.(a)	41
9,870	Avrobio, Inc.(a)	55
464	Beam Therapeutics, Inc.(a)	40
2,743	BioCryst Pharmaceuticals, Inc.(a)	39
698	Biohaven Pharmaceutical Holding Co. Ltd.(a)	97
2,617	BioMarin Pharmaceutical, Inc.(a)	201
6,039	Black Diamond Therapeutics, Inc.(a)	51
4,091	Bluebird Bio, Inc.(a)	78
50	Blueprint Medicines Corp.(a)	5
1,173	Bridgebio Pharma, Inc.(a)	55
1,721	Calyxt, Inc.(a)	6
10,164	Cardiff Oncology, Inc.(a)	68
845	CareDx, Inc.(a)	54
515	ChemoCentryx, Inc.(a)	9
1,365	Chimerix, Inc.(a)	8
1,515	Clovis Oncology, Inc.(a)	7
1,251	Cortexyme, Inc.(a)	115
8,421	Curis, Inc.(a)	66
4,348	Cyclerion Therapeutics, Inc.(a)	13
467	Cytokinetics, Inc.(a)	17
100	Denali Therapeutics, Inc.(a)	5
1,232	Dicerna Pharmaceuticals, Inc.(a)	25
1,419	Dynavax Technologies Corp.(a)	27
920	Editas Medicine, Inc.(a)	38
132	Emergent BioSolutions, Inc.(a)	7
1,275	Exact Sciences Corp.(a)	122
1,244	Fate Therapeutics, Inc.(a)	74
6,455	FibroGen, Inc.(a)	66
2,895	Forma Therapeutics Holdings, Inc.(a)	67
1,932	Galectin Therapeutics, Inc.(a)	7
6,245	Global Blood Therapeutics, Inc.(a)	159
6,298	Halozyme Therapeutics, Inc.(a)	255
5,949	Immunic, Inc.(a)	53
2,674	ImmunoGen, Inc.(a)	15
5,502	Immunovant, Inc.(a)	48

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
7,364	Inovio Pharmaceuticals, Inc.(a)	$53
1,651	Insmed, Inc.(a)	45
928	Intellia Therapeutics, Inc.(a)	124
314	Invitae Corp.(a)	9
7,870	Iovance Biotherapeutics, Inc.(a)	194
831	Ironwood Pharmaceuticals, Inc.(a)	11
193	Karuna Therapeutics, Inc.(a)	24
15,908	Karyopharm Therapeutics, Inc.(a)	93
975	Kezar Life Sciences, Inc.(a)	8
2,662	Kinnate BioPharma, Inc.(a)	61
223	Kodiak Sciences, Inc.(a)	21
347	Krystal Biotech, Inc.(a)	18
824	Kura Oncology, Inc.(a)	15
180	Kymera Therapeutics, Inc.(a)	11
1,468	Lexicon Pharmaceuticals, Inc.(a)	7
333	Ligand Pharmaceuticals, Inc., Class - B(a)	46
854	MacroGenics, Inc.(a)	18
1,407	MannKind Corp.(a)	6
575	Mersana Therapeutics, Inc.(a)	5
653	Mirati Therapeutics, Inc.(a)	116
1,311	Myriad Genetics, Inc.(a)	42
649	Natera, Inc.(a)	72
1,589	NeuroBo Pharmaceuticals, Inc.(a)	6
1,021	Novavax, Inc.(a)	211
9,226	OPKO Health, Inc.(a)	34
2,087	PDL BioPharma, Inc.(b)	5
2,773	PhaseBio Pharmaceuticals, Inc.(a)	9
1,324	Precigen, Inc.(a)	7
747	Protagonist Therapeutics, Inc.(a)	13
700	Prothena Corp. PLC(a)	50
142	PTC Therapeutics, Inc.(a)	5
7,832	Puma Biotechnology, Inc.(a)	55
7,927	Recro Pharma, Inc.(a)	16
1,328	REGENXBIO, Inc.(a)	56
2,574	Relay Therapeutics, Inc.(a)	81
1,148	Repligen Corp.(a)	331
3,117	Rigel Pharmaceuticals, Inc.(a)	11
448	Rocket Pharmaceuticals, Inc.(a)	13
1,653	Sana Biotechnology, Inc.(a)	37
1,425	Seres Therapeutics, Inc.(a)	10
274	Sutro Biopharma, Inc.(a)	5
2,137	Syndax Pharmaceuticals, Inc.(a)	41
1,519	TG Therapeutics, Inc.(a)	51
4,673	Travere Therapeutics, Inc.(a)	113
121	Turning Point Therapeutics, Inc.(a)	8
164	Twist Bioscience Corp.(a)	18
1,299	Ultragenyx Pharmaceutical, Inc.(a)	117
790	United Therapeutics Corp.(a)	146
3,560	UroGen Pharma Ltd.(a)	60
326	Vanda Pharmaceuticals, Inc.(a)	6
1,893	VBI Vaccines, Inc.(a)	6
2,535	Vericel Corp.(a)	124
1,004	Xoma Corp.(a)	25
131	Y-mAbs Therapeutics, Inc.(a)	4
629	Zentalis Pharmaceuticals, Inc.(a)	42
		5,941

	Building Products — 2.32%
50	Advanced Drainage Systems, Inc.	5
1,927	American Woodmark Corp.(a)	126
1,948	Apogee Enterprises, Inc.	74
5,407	Armstrong Flooring, Inc.(a)	17
19,362	Builders FirstSource, Inc.(a)	1,001
12,352	Caesarstone Ltd.	154

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
354	CSW Industrials, Inc.	$45
815	Gibraltar Industries, Inc.(a)	57
1,230	Griffon Corp.	30
443	Insteel Industries, Inc.	17
887	Masonite International Corp.(a)	94
91	Patrick Industries, Inc.	8
39	Simpson Manufacturing Co., Inc.	4
3,662	Trex Company, Inc.(a)	373
2,812	UFP Industries, Inc.	191
		2,196

	Capital Markets — 2.84%
1,715	Ares Management Corp., Class - A	127
4,822	Arlington Asset Investment Corp., Class - A	18
4,301	Artisan Partners Asset Management, Inc., Class - A	210
493	B. Riley Financial, Inc.	29
13,347	BGC Partners, Inc., Class - A	70
1,179	Brightsphere Investment Group, Inc.	31
979	Cohen & Steers, Inc.	82
677	Cowen, Inc., Class - A	23
1,752	Evercore, Inc., Class - A	234
3,056	Federated Hermes, Inc., Class - B	99
1,301	Focus Financial Partners, Inc., Class - A(a)	68
62	GlassBridge Enterprises, Inc.(a)	4
184	Hamilton Lane, Inc.	16
118	Houlihan Lokey, Inc.	11
3,700	LPL Financial Holdings, Inc.	579
116	Moelis & Co., Class - A	7
405	PJT Partners, Inc., Class - A	32
3,321	Raymond James Financial, Inc.	306
6,548	Safeguard Scientifics, Inc.(a)	58
3,805	Stifel Financial Corp.	259
5,165	The Carlyle Group, Inc.	244
2,045	Victory Capital Holdings, Inc., Class - A	72
157	Virtus Investment Partners, Inc.	49
9,720	WisdomTree Investments, Inc.	55
		2,683

	Chemicals — 2.59%
8,475	Advanced Emissions Solutions, Inc.(a)	54
2,312	Albemarle Corp.	506
828	Avient Corp.	38
695	Balchem Corp.	101
48	Cabot Corp.	2
3,536	Danimer Scientific, Inc.(a)	58
4,140	Ecovyst, Inc.	48
1,174	Ferro Corp.(a)	24
4,677	FMC Corp.	428
454	GCP Applied Technologies, Inc.(a)	10
158	Huntsman Corp.	5
198	Ingevity Corp.(a)	14
985	Innospec, Inc.	83
562	Kraton Corp.(a)	26
3,156	Kronos Bio, Inc.(a)	66
1,908	Kronos Worldwide, Inc.	24
8,424	Livent Corp.(a)	194
617	Minerals Technologies, Inc.	43
129	NewMarket Corp.	44
1,544	Orion Engineered Carbons SA(a)	28
4,266	PureCycle Technologies, Inc.(a)	57
274	Quaker Chemical Corp.	65
898	Sensient Technologies Corp.	82
85	Stepan Co.	10

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
1,217	Trinseo SA	$66
15,273	Tronox Holdings PLC, Class - A	376
		2,452

	Commercial Services & Supplies — 1.08%
1,375	ABM Industries, Inc.	62
1,728	ACCO Brands Corp.	15
1,307	Casella Waste Systems, Inc.(a)	99
335	Cimpress PLC(a)	29
5,117	Covanta Holding Corp.	103
1,949	Deluxe Corp.	70
989	Healthcare Services Group, Inc.	25
1,301	Herman Miller, Inc.	49
656	HNI Corp.	24
19,381	Interface, Inc.	293
749	McGrath RentCorp	54
33	MSA Safety, Inc.	5
18,603	Pitney Bowes, Inc.	134
1,559	Quad/Graphics, Inc.(a)	7
256	Tetra Tech, Inc.	38
27	UniFirst Corp.	6
130	US Ecology, Inc.(a)	4
48	VSE Corp.	2
		1,019

	Communications Equipment — 0.35%
1,460	ADTRAN, Inc.	27
673	Clearfield, Inc.(a)	30
2,372	Infinera Corp.(a)	20
1,292	InterDigital, Inc.	87
5,605	KVH Industries, Inc.(a)	54
475	Lumentum Holdings, Inc.(a)	40
822	NETGEAR, Inc.(a)	26
4,451	PCTEL, Inc.	28
2,536	Ribbon Communications, Inc.(a)	15
423	Viavi Solutions, Inc.(a)	7
		334

	Construction & Engineering — 2.58%
5,036	AECOM(a)	318
1,546	Ameresco, Inc., Class - A(a)	90
752	API Group Corp.(a)	15
1,585	Dycom Industries, Inc.(a)	113
1,160	EMCOR Group, Inc.	134
2,153	Fluor Corp.(a)	34
6,722	Granite Construction, Inc.	266
3,120	INNOVATE Corp.(a)	13
4,040	MasTec, Inc.(a)	349
117	MYR Group, Inc.(a)	12
2,758	Primoris Services Corp.	68
3,813	Quanta Services, Inc.	434
38,561	Tutor Perini Corp.(a)	500
2,938	WillScot Mobile Mini Holdings Corp.(a)	93
		2,439

	Construction Materials — 0.81%
2,559	Eagle Materials, Inc., Class - A	336
13,597	Summit Materials, Inc., Class - A(a)	434
		770

	Consumer Finance — 0.47%
4,660	Green Dot Corp., Class - A(a)	235
3,434	LendingClub Corp.(a)	97
875	Navient Corp.	17

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance (continued)
351	Nelnet, Inc., Class - A	$28
936	PROG Holdings, Inc.	39
131	World Acceptance Corp.(a)	25
		441

	Containers & Packaging — 0.42%
693	AptarGroup, Inc.	83
5,441	Graphic Packaging Holding Co.	104
3,245	Myers Industries, Inc.	64
11,932	Pactiv Evergreen, Inc.	148
		399

	Diversified Consumer Services — 1.01%
10,794	Adtalem Global Education, Inc.(a)	409
2,186	Chegg, Inc.(a)	149
8,669	Houghton Mifflin Harcourt Co.(a)	116
25,778	Perdoceo Education Corp.(a)	272
782	Universal Technical Institute, Inc.(a)	5
		951

	Diversified Financial Services — 0.19%
2,195	Cannae Holdings, Inc.(a)	68
4,967	Marlin Business Services Corp.	111
		179

	Diversified Telecommunication Services — 0.54%
1,267	ATN International, Inc.	59
379	Bandwidth, Inc.(a)	34
3,270	IDT Corp.(a)	137
221	Iridium Communications, Inc.(a)	9
16,125	Radius Global Infrastructure, Inc.(a)	264
340	Vonage Holdings Corp.(a)	5
		508

	Electric Utilities — 0.33%
1,876	ALLETE, Inc.	112
3,048	Genie Energy Ltd.	20
175	MGE Energy, Inc.	13
528	Otter Tail Corp.	30
2,326	PNM Resources, Inc.	114
468	Portland General Electric Co.	22
		311

	Electrical Equipment — 1.19%
379	American Superconductor Corp.(a)	6
14,999	Array Technologies, Inc.(a)	278
1,099	Bloom Energy Corp., Class - A(a)	21
3,814	EnerSys	284
1,528	Enphase Energy, Inc.(a)	229
1,676	FuelCell Energy, Inc.(a)	11
181	Generac Holdings, Inc.(a)	74
1,604	Plug Power, Inc.(a)	41
3,233	Sunrun, Inc.(a)	142
294	Vicor Corp.(a)	39
		1,125

	Electronic Equipment, Instruments & Components — 2.83%
1,816	908 Devices, Inc.(a)	59
517	Airgain, Inc.(a)	7
1,155	Arlo Technologies, Inc.(a)	7
743	Badger Meter, Inc.	75
544	Belden, Inc.	32
455	Benchmark Electronics, Inc.	12

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
34	Dolby Laboratories, Inc., Class - A	$3
46	ePlus, Inc.(a)	5
2,764	Fabrinet(a)	283
77	FARO Technologies, Inc.(a)	5
18,351	Flex Ltd.(a)	324
6,416	II-VI, Inc.(a)	380
1,005	Insight Enterprises, Inc.(a)	91
548	IPG Photonics Corp.(a)	87
4,552	Iteris, Inc.(a)	24
1,165	Itron, Inc.(a)	88
7,383	Jabil, Inc.	430
301	Kimball Electronics, Inc.(a)	8
2,844	Knowles Corp.(a)	53
520	Littelfuse, Inc.	142
1,326	Methode Electronics, Inc.	56
801	nLight, Inc.(a)	23
95	Novanta, Inc.(a)	15
7,431	Ouster, Inc.^(a)	54
207	Par Technology Corp.(a)	13
114	PC Connection, Inc.	5
51	Plexus Corp.(a)	5
1,948	Rogers Corp.(a)	363
34	SYNNEX Corp.	4
801	TTM Technologies, Inc.(a)	10
290	Vishay Intertechnology, Inc.	6
1,649	Wrap Technologies, Inc.(a)	10
		2,679

	Energy Equipment & Services — 0.32%
1,908	Archrock, Inc.	16
460	Cactus, Inc., Class - A	17
4,798	Championx Corp.(a)	107
493	Helmerich & Payne, Inc.	14
3,794	Liberty Oilfield Services, Inc., Class - A(a)	46
2,855	Nextier Oilfield Solutions, Inc.(a)	13
1,775	Oceaneering International, Inc.(a)	24
1,647	Solaris Oilfield Infrastructure, Inc., Class - A	14
4,093	Tidewater, Inc.(a)	49
		300

	Entertainment — 0.53%
6,094	AMC Entertainment Holdings, Inc.(a)	233
4,971	Cinemark Holdings, Inc.(a)	95
3,589	IMAX Corp.(a)	68
1,640	Liberty Media Corp. - Liberty Braves, Class - A(a)	44
2,497	Liberty Media Corp. - Liberty Braves, Class - C(a)	66
		506

	Equity Real Estate Investment Trusts — 4.25%
1,868	Agree Realty Corp.	123
2,565	Alexander & Baldwin, Inc.	60
516	Alpine Income Property Trust, Inc.	9
926	American Finance Trust, Inc.	7
2,787	CareTrust REIT, Inc.	57
879	Catchmark Timber Trust, Inc., Class - A	10
4,816	Chatham Lodging Trust(a)	59
6,508	Clipper Realty, Inc.	53
1,131	Community Healthcare Trust, Inc.	51
1,360	CoreCivic, Inc.(a)	12
1,684	Corenergy Infrastructure Trust, Inc.	7

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
9,239	CorePoint Lodging, Inc.(a)	$143
10,270	Corporate Office Properties Trust	278
9,262	DiamondRock Hospitality Co.(a)	88
11,256	DigitalBridge Group, Inc.(a)	68
14,808	Diversified Healthcare Trust	50
3,905	Easterly Government Properties, Inc.	81
1,309	EastGroup Properties, Inc.	219
197	Equity Commonwealth(a)	5
681	Farmland Partners, Inc.	8
89	First Industrial Realty Trust, Inc.	5
2,615	Four Corners Property Trust, Inc.	70
533	Getty Realty Corp.	16
2,520	Gladstone Commercial Corp.	53
6,912	Global Medical REIT, Inc.	102
3,307	Global Net Lease, Inc.	53
6,232	Hersha Hospitality Trust(a)	58
2,757	Independence Realty Trust, Inc.	56
1,274	Industrial Logistics Property Trust	32
711	Innovative Industrial Properties, Inc.	164
566	iStar, Inc.	14
5,617	Lexington Realty Trust	72
2,277	LTC Properties, Inc.	72
3,365	Mack-Cali Realty Corp.	58
4,297	Monmouth Real Estate Investment Corp., Class - A	80
763	National Health Investors, Inc.	41
1,574	National Storage Affiliates	83
6,053	NETSTREIT Corp.	143
1,652	Office Properties Income Trust	42
290	Pebblebrook Hotel Trust	6
2,882	Postal Realty Trust, Inc., Class - A	54
1,185	PotlatchDeltic Corp.	61
24	PS Business Parks, Inc.	4
788	Retail Opportunity Investments Corp.	14
6,256	Retail Properties of America, Inc.	81
6,433	RLJ Lodging Trust	96
1,766	Ryman Hospitality Properties, Inc.(a)	148
6,550	Sabra Health Care REIT, Inc.	96
1,446	Seritage Growth Properties, Class - A	21
5,156	Service Properties Trust	58
10,972	SITE Centers Corp.	169
3,441	STAG Industrial, Inc.	135
7,641	Summit Hotel Properties, Inc.(a)	74
846	Tanger Factory Outlet Centers, Inc.	14
83	Terreno Realty Corp.	5
7,560	The Macerich Co.	126
2,539	Uniti Group, Inc.	31
1,132	Universal Health Realty Income Trust	63
3,762	Urban Edge Properties	69
1,486	Ventas, Inc.	82
676	Xenia Hotels & Resorts, Inc.(a)	12
		4,021

	Food & Staples Retailing — 0.74%
2,670	BJ's Wholesale Club Holdings, Inc., Class - C(a)	147
205	Casey's General Stores, Inc.	39
230	Ingles Markets, Inc., Class - A	15
828	Performance Food Group Co.(a)	38
538	PriceSmart, Inc.	42
1,005	Rite Aid Corp.(a)	14
1,071	SpartanNash Co.	23
1,208	The Andersons, Inc.	37
6,050	United Natural Foods, Inc.(a)	293

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food & Staples Retailing (continued)
834	Village Super Market, Inc., Class - A	$18
714	Weis Markets, Inc.	38
		704

	Food Products — 0.80%
1,523	B&G Foods, Inc.^	46
4,899	Darling Ingredients, Inc.(a)	353
572	Fresh Del Monte Produce, Inc.	18
409	Freshpet, Inc.(a)	58
682	J&J Snack Foods Corp.	105
236	John B. Sanfilippo & Son, Inc.	19
351	Lancaster Colony Corp.	59
1,116	The Simply Good Foods Co.(a)	38
1,490	Tootsie Roll Industries, Inc.	45
1,083	Vital Farms, Inc.(a)	19
		760

	Gas Utilities — 0.30%
715	Chesapeake Utilities Corp.	86
221	New Jersey Resources Corp.	8
1,587	Spire, Inc.	97
2,134	UGI Corp.	91
		282

	Health Care Equipment & Supplies — 4.59%
448	Abiomed, Inc.(a)	146
6,455	Acutus Medical, Inc.(a)	57
5,486	AngioDynamics, Inc.(a)	142
155	AtriCure, Inc.(a)	11
160	Avanos Medical, Inc.(a)	5
781	Axonics, Inc.(a)	51
1,686	Beyond Air, Inc.(a)	19
2,639	BioSig Technologies, Inc.(a)	8
385	CONMED Corp.	50
403	CryoPort, Inc.(a)	27
553	Dariohealth Corp.(a)	8
416	Dexcom, Inc.(a)	226
8,101	Eargo, Inc.(a)	55
698	Glaukos Corp.(a)	34
140	Globus Medical, Inc.(a)	11
1,603	Haemonetics Corp.(a)	113
2,800	Hologic, Inc.(a)	207
200	Inogen, Inc.(a)	9
2,203	Insulet Corp.(a)	625
479	Integer Holdings Corp.(a)	43
661	Intricon Corp.(a)	12
3,272	Invacare Corp.(a)	16
933	iRhythm Technologies, Inc.(a)	55
511	Lantheus Holdings, Inc.(a)	13
211	LeMaitre Vascular, Inc.	11
158	LENSAR, Inc.(a)	1
754	LivaNova PLC(a)	60
4,218	Merit Medical Systems, Inc.(a)	303
4,046	Neogen Corp.(a)	176
8,369	Neuronetics, Inc.(a)	55
671	Nevro Corp.(a)	78
93	NuVasive, Inc.(a)	6
6,199	PAVmed, Inc.(a)	53
249	Quidel Corp.(a)	35
390	Shockwave Medical, Inc.(a)	80
12,294	Sientra, Inc.(a)	70
119	Silk Road Medical, Inc.(a)	7
25,067	SmileDirectClub, Inc.^(a)	133
1,272	STAAR Surgical Co.(a)	163

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
47	STERIS PLC	$10
8,743	Talis Biomedical Corp.(a)	55
2,289	Tandem Diabetes Care, Inc.(a)	273
1,365	The Cooper Companies, Inc.	563
449	TransMedics Group, Inc.(a)	15
360	Vapotherm, Inc.(a)	8
7,691	Varex Imaging Corp.(a)	217
2,157	ViewRay, Inc.(a)	16
2,221	VolitionRX, Ltd.(a)	7
		4,338

	Health Care Providers & Services — 1.96%
3,941	Acadia Healthcare Company, Inc.(a)	252
56	Amedisys, Inc.(a)	8
590	AMN Healthcare Services, Inc.(a)	68
13	Chemed Corp.	6
1,165	Community Health Systems, Inc.(a)	14
153	CorVel Corp.(a)	28
10,095	Covetrus, Inc.(a)	183
47	Encompass Health Corp.	4
145	Guardant Health, Inc.(a)	18
576	Hanger, Inc.(a)	13
1,566	HealthEquity, Inc.(a)	101
776	LHC Group, Inc.(a)	122
373	Magellan Health, Inc.(a)	35
3,089	MEDNAX, Inc.(a)	88
277	Modivcare, Inc.(a)	50
817	Molina Heathcare, Inc.(a)	222
757	National Healthcare Corp.	53
3,325	Ontrak, Inc.(a)	33
409	Option Care Health, Inc.(a)	10
1,478	Owens & Minor, Inc.	46
3,683	Patterson Companies, Inc.	111
1,149	R1 RCM, Inc.(a)	25
2,950	RadNet, Inc.(a)	86
1,380	Select Medical Holdings Corp.	50
1,391	Sharps Compliance Corp.(a)	12
435	Surgery Partners, Inc.(a)	18
2,414	Tenet Healthcare Corp.(a)	160
195	The Ensign Group, Inc.	15
150	The Pennant Group, Inc.(a)	4
244	Triple-S Management Corp., Class - B(a)	9
82	U.S. Physical Therapy, Inc.	9
		1,853

	Health Care Technology — 0.88%
358	Allscripts Healthcare Solutions, Inc.(a)	5
1,328	Evolent Health, Inc., Class - A(a)	41
398	Health Catalyst, Inc.(a)	20
2,657	HealthStream, Inc.(a)	76
1,693	Inovalon Holdings, Inc., Class - A(a)	68
925	Inspire Medical System, Inc.(a)	216
2,060	NextGen Healthcare, Inc.(a)	29
1,677	Omnicell, Inc.(a)	250
171	Schrodinger, Inc.(a)	9
831	Teladoc Health, Inc.(a)	105
250	Vocera Communications, Inc.(a)	11
		830

	Hotels, Restaurants & Leisure — 3.53%
162	BJ's Restaurants, Inc.(a)	7
805	Bloomin' Brands, Inc.(a)	20
5,307	Boyd Gaming Corp.(a)	335
9,101	Caesars Entertainment, Inc.(a)	1,021

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
398	Chuy's Holdings, Inc.(a)	$13
1,221	Dave & Buster's Entertainment, Inc.(a)	47
1,018	Dine Brands Global, Inc.(a)	83
470	El Pollo Loco Holdings, Inc.(a)	8
7,017	Fiesta Restaurant Group, Inc.(a)	77
428	Golden Entertainment, Inc.(a)	21
1,218	Hilton Grand Vacations, Inc.(a)	58
73	Jack in the Box, Inc.	7
5,491	Lindblad Expeditions Holdings, Inc.(a)	80
36	Marriott Vacations Worldwide Corp.	6
731	Papa John's International, Inc.	93
5,426	Planet Fitness, Inc., Class - A(a)	426
3,075	PlayAGS, Inc.(a)	24
2,685	Red Robin Gourmet Burgers, Inc.(a)	62
4,134	Red Rock Resorts, Inc., Class - A(a)	212
999	Scientific Games Corp., Class - A(a)	83
581	Texas Roadhouse, Inc.	53
6,931	The Cheesecake Factory, Inc.(a)	326
145	Vail Resorts, Inc.(a)	48
1,396	Wingstop, Inc.	229
		3,339

	Household Durables — 1.24%
972	Gopro, Inc., Class - A(a)	9
5,700	Green Brick Partners, Inc.(a)	117
1,600	Hamilton Beach Brands Holding Co., Class - A	25
156	Hooker Furniture Corp.	4
370	Installed Building Products, Inc.	40
137	iRobot Corp.(a)	11
748	LGI Homes, Inc.(a)	106
485	M/I Homes, Inc.(a)	28
112	MDC Holdings, Inc.	5
1,111	Meritage Homes Corp.(a)	108
147	Skyline Champion Corp.(a)	9
584	The Lovesac Co.(a)	39
1,473	TopBuild Corp.(a)	301
7,049	Tupperware Brands Corp.(a)	149
4,560	Universal Electronics, Inc.(a)	224
		1,175

	Household Products — 0.06%
240	Central Garden & Pet Co.(a)	12
990	Central Garden & Pet Co., Class - A(a)	42
20	WD-40 Co.	5
		59

	Independent Power and Renewable Electricity Producers — 0.12%
1,499	Clearway Energy, Inc., Class - C	45
2,146	Sunnova Energy International, Inc.(a)	71
		116

	Industrial Conglomerates — 0.12%
1,959	Raven Industries, Inc.	113

	Insurance — 2.03%
2,133	American Equity Investment Life Holding Co.	63
567	AMERISAFE, Inc.	32
6,237	Argo Group International Holdings Ltd.	326
3,379	CNO Financial Group, Inc.	80
876	Everest Re Group Ltd.	220
1,150	Goosehead Insurance, Inc.	175

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
8,295	Heritage Insurance Holdings, Inc.	$56
1,842	Horace Mann Educators Corp.	73
655	Kinsale Capital Group, Inc.	106
2,483	ProAssurance Corp.	59
49	RLI Corp.	5
723	Safety Insurance Group, Inc.	57
1,404	Selective Insurance Group, Inc.	106
1,597	Trupanion, Inc.(a)	124
14,455	United Insurance Holdings Corp.	52
5,258	W.R. Berkley Corp.	385
		1,919

	Interactive Media & Services — 0.05%
8,509	DHI Group, Inc.(a)	41
139	Yelp, Inc.(a)	5
		46

	Internet & Direct Marketing Retail — 0.31%
593	1-800-Flowers.com, Inc., Class - A(a)	18
352	Etsy, Inc.(a)	73
724	Gaia, Inc.(a)	7
607	Lands' End, Inc.(a)	14
3,824	Magnite, Inc.(a)	107
511	Overstock.com, Inc.(a)	40
91	Stamps.com, Inc.(a)	30
		289

	IT Services — 3.18%
2,013	Alliance Data Systems Corp.	203
62	Booz Allen Hamilton Holding Corp.	5
23,951	Brightcove, Inc.(a)	276
20	CACI International, Inc., Class - A(a)	5
1,399	Cass Information Systems, Inc.	59
34	Concentrix Corp.(a)	6
10,305	Conduent, Inc.(a)	68
1,652	CSG Systems International, Inc.	80
2,141	EVERTEC, Inc.	98
717	Evo Payments, Inc., Class - A(a)	17
514	Exlservice Holdings, Inc.(a)	63
5,229	Genpact Ltd.	248
254	Jack Henry & Associates, Inc.	42
19,032	KBR, Inc.	750
1,477	LiveRamp Holdings, Inc.(a)	70
78	ManTech International Corp., Class - A	6
979	MAXIMUS, Inc.	81
25,272	Paya Holdings, Inc.(a)	274
88	Perficient, Inc.(a)	10
4,560	Rackspace Technology, Inc.(a)	65
1,018	Science Applications International Corp.	87
7,628	Switch, Inc., Class - A	194
135	The Hackett Group, Inc.	3
81	TTEC Holdings, Inc.	8
68	Tucows, Inc.(a)	5
822	Unisys Corp.(a)	21
2,286	Verra Mobility Corp.(a)	34
1,318	WEX, Inc.(a)	232
		3,010

	Leisure Products — 0.63%
324	American Outdoor Brands, Inc.(a)	8
925	Callaway Golf Co.(a)	26
77	Johnson Outdoors, Inc., Class - A	8
356	Mastercraft Boat Holdings, Inc.(a)	9
19,948	Mattel, Inc.(a)	370

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
1,298	Smith & Wesson Brands, Inc.	$27
1,691	Yeti Holdings, Inc.(a)	145
		593

	Life Sciences Tools & Services — 1.15%
9,166	Accelerate Diagnostics, Inc.(a)	53
102	Bruker Corp.	8
3,416	Codexis, Inc.(a)	79
3,486	Fluidigm Corp.(a)	23
1,767	Harvard Bioscience, Inc.(a)	12
23	ICON PLC(a)	6
599	Medpace Holdings, Inc.(a)	113
636	NanoString Technologies, Inc.(a)	31
3,662	NeoGenomics, Inc.(a)	177
1,392	Pacific Biosciences of California, Inc.(a)	36
664	Personalis, Inc.(a)	13
3,464	QIAGEN N.V.(a)	179
2,230	Quanterix Corp.(a)	111
2,240	Seer, Inc.(a)	77
6,384	Sotera Health Co.(a)	167
		1,085

	Machinery — 2.69%
68	Albany International Corp.	5
1,637	Astec Industries, Inc.	88
255	Barnes Group, Inc.	11
1,580	Chart Industries, Inc.(a)	301
5,658	CIRCOR International, Inc.(a)	187
168	Columbus McKinnon Corp.	8
1,804	DMC Global, Inc.(a)	67
3,382	Evoqua Water Technologies Co.(a)	127
1,773	Federal Signal Corp.	68
141	Franklin Electric Co., Inc.	11
4,941	Harsco Corp.(a)	84
434	Helios Technologies, Inc.	36
431	Hyster-Yale Materials Handling, Inc.	22
332	IDEX Corp.	69
1,220	ITT, Inc.	105
819	John Bean Technologies Corp.	115
217	Kadant, Inc.	44
121	Kennametal, Inc.	4
1,296	Kornit Digital Ltd.(a)	188
902	Lincoln Electric Holdings, Inc.	116
331	Lydall, Inc.	21
12,090	Meritor, Inc.(a)	257
118	Mueller Industries, Inc.	5
47	Oshkosh Corp.	5
1,221	Park-Ohio Holdings Corp.	31
23	RBC Bearings, Inc.(a)	5
2,342	Rexnord Corp.	151
1,356	SPX Corp.(a)	72
1,151	SPX FLOW, Inc.	84
2,067	Terex Corp.	87
2,085	The Greenbrier Companies, Inc.	90
342	TriMas Corp.(a)	11
2,838	Welbilt, Inc.(a)	66
		2,541

	Marine — 0.22%
658	Genco Shipping & Trading Ltd.	13
2,105	Kirby Corp.(a)	101
1,166	Matson, Inc.	94
		208

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media — 1.00%
2,263	AMC Networks, Inc., Class - A(a)	$105
4,704	Cardlytics, Inc.(a)	395
13,262	Emerald Holding, Inc.(a)	58
2,513	Entravision Communications Corp., Class - A	18
23,679	Fluent, Inc.(a)	54
5,444	Gray Television, Inc.	124
3,244	Liberty Latin America Ltd., Class - C(a)	43
535	Scholastic Corp.	19
2,631	Sinclair Broadcast Group, Inc., Class - A	83
2,249	TEGNA, Inc.	44
		943

	Metals & Mining — 1.75%
19,346	Alamos Gold, Inc.	139
6,347	Alcoa Corp.(a)	310
20,143	Allegheny Technologies, Inc.(a)	335
401	Arconic Corp.(a)	13
5,579	Carpenter Technology Corp.	183
4,270	Coeur Mining, Inc.(a)	26
87	Compass Minerals International, Inc.	6
1,173	Haynes International, Inc.	44
9,750	Hecla Mining Co.	54
191	Materion Corp.	13
11,813	Pan American Silver Corp.	275
2,916	Ryerson Holding Corp.	65
5,772	Timkensteel Corp.(a)	75
365	United States Steel Corp.	8
549	Warrior Met Coal, Inc.	13
1,868	Worthington Industries, Inc.	98
		1,657

	Mortgage Real Estate Investment Trusts — 0.46%
3,370	AG Mortgage Investment Trust, Inc.	39
3,653	ARMOUR Residential REIT, Inc.	39
7,810	BrightSpire Capital, Inc.	74
1,677	Capstead Mortgage Corp.	11
1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	101
21,280	Invesco Mortgage Capital, Inc.	67
6,389	MFA Financial, Inc.	29
2,348	Redwood Trust, Inc.	30
3,043	Two Harbors Investment Corp.	19
11,584	Western Asset Mortgage Capital Corp.	30
		439

	Multiline Retail — 0.21%
8,601	Macy's, Inc.	194

	Multi-Utilities — 0.19%
726	Black Hills Corp.	46
1,680	NorthWestern Corp.	96
889	Unitil Corp.	38
		180

	Oil, Gas & Consumable Fuels — 2.40%
1,121	Amyris, Inc.(a)	15
3,497	Antero Resources Corp.(a)	66
1,094	Arch Resources, Inc.(a)	101
9,716	Berry Corp.	70
85	Chesapeake Energy Corp.	5
2,408	Clean Energy Fuels Corp.(a)	20
8,222	CNX Resources Corp.(a)	104
9,016	Comstock Resources, Inc.(a)	93

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
2,431	CONSOL Energy, Inc.(a)	$63
3,905	Delek US Holdings, Inc.	70
7,643	Devon Energy Corp.	272
2,053	DHT Holdings, Inc.	13
1,588	Earthstone Energy, Inc., Class - A(a)	15
13,299	Equitrans Midstream Corp.	135
2,568	Evolution Petroleum Corp.	15
12,453	Falcon Minerals Corp.	59
2,801	Frontline Ltd.(a)	26
2,312	Golar LNG Ltd.(a)	30
20,751	Kosmos Energy Ltd.(a)	61
214	Matador Resources Co.	8
21,284	Navigator Holdings Ltd.(a)	190
23,241	Nordic American Tankers Ltd.	59
3,747	Ovintiv, Inc.	123
292	PDC Energy, Inc.	14
2,901	Penn Virginia Corp.(a)	77
2,305	Range Resources Corp.(a)	52
696	Renewable Energy Group, Inc.(a)	35
52	REX American Resources Corp.(a)	4
588	Scorpio Tankers, Inc.	11
9,204	SFL Corp. Ltd.	77
419	SM Energy Co.	11
46,388	Southwestern Energy Co.(a)	258
4,755	Talos Energy, Inc.(a)	65
1,690	World Fuel Services Corp.	57
		2,274

	Paper & Forest Products — 0.13%
563	Boise Cascade Co.	30
1,354	Domtar Corp.(a)	74
95	Louisiana-Pacific Corp.	6
246	Schweitzer-Mauduit International, Inc.	9
		119

	Personal Products — 0.15%
494	e.l.f. Beauty, Inc.(a)	14
853	Inter Parfums, Inc.	64
198	Medifast, Inc.	38
238	USANA Health Sciences, Inc.(a)	22
		138

	Pharmaceuticals — 1.49%
10,185	Acer Therapeutics, Inc.(a)	26
6,939	Adicet Bio, Inc.(a)	54
9,592	Aerie Pharmaceuticals, Inc.(a)	109
2,129	Amneal Pharmaceuticals, Inc.(a)	11
6,194	Amphastar Pharmaceuticals, Inc.(a)	118
1,153	Amryt Pharma PLC, ADR(a)	14
774	Arvinas, Inc.(a)	64
3,007	Avalo Therapeutics, Inc.(a)	7
81	Catalent, Inc.(a)	11
260	Corcept Therapeutics, Inc.(a)	5
11,629	CorMedix, Inc.(a)	54
2,328	Harmony Biosciences Holdings, Inc.(a)	89
1,228	Harrow Health, Inc.(a)	11
653	Horizon Therapeutics PLC(a)	72
1,079	Innoviva, Inc.(a)	18
711	Intra-Cellular Therapies, Inc.(a)	27
1,598	Marinus Pharmaceuticals, Inc.(a)	18
929	NGM Biopharmaceuticals, Inc.(a)	20
537	Omeros Corp.(a)	7
4,932	Pacira BioSciences, Inc.(a)	276
1,073	Paratek Pharmaceuticals, Inc.(a)	5

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
1,203	Phibro Animal Health Corp., Class - A	$26
1,583	Prestige Consumer Healthcare, Inc.(a)	89
1,048	Revance Therapeutics, Inc.(a)	29
4,208	Satsuma Pharmaceuticals, Inc.(a)	20
5,589	Strongbridge BioPharma PLC(a)	11
8,374	Supernus Pharmaceuticals, Inc.(a)	223
		1,414

	Professional Services — 0.76%
917	ASGN, Inc.(a)	104
1,815	CBIZ, Inc.(a)	59
45	Exponent, Inc.	5
2,022	GP Strategies Corp.(a)	42
217	Huron Consulting Group, Inc.(a)	11
173	ICF International, Inc.	15
594	Kelly Services, Inc., Class - A	11
982	Kforce, Inc.	59
1,998	Korn Ferry	145
9,154	Mistras Group, Inc.(a)	93
1,649	Upwork, Inc.(a)	74
2,865	Willdan Group, Inc.(a)	102
		720

	Real Estate Management & Development — 0.34%
1,451	BBX Capital, Inc.(a)	14
264	Essential Properties Realty Trust, Inc.	7
1,232	eXp World Holdings, Inc.	49
299	Forestar Group, Inc.(a)	6
821	Marcus & Millichap, Inc.(a)	33
3,583	Newmark Group, Inc., Class - A	51
40	Rafael Holdings, Inc., Class - B(a)	1
303	Realogy Holdings Corp.(a)	5
1,604	Redfin Corp.(a)	81
1,184	The RMR Group, Inc., Class - A	40
894	The St. Joe Co.	38
		325

	Road & Rail — 0.61%
119	Avis Budget Group, Inc.(a)	14
6,403	Knight-Swift Transportation Holdings, Inc.	328
206	P.A.M. Transportation Services, Inc.(a)	9
808	Saia, Inc.(a)	192
286	Universal Truckload Services, Inc.	6
1,208	US Xpress Enterprise, Inc., Class - A(a)	10
3,453	Yellow Corp.(a)	20
		579

	Semiconductors & Semiconductor Equipment — 5.67%
809	Advanced Energy Industries, Inc.	71
485	Alpha & Omega Semiconductor Ltd.(a)	15
658	Ambarella, Inc.(a)	102
3,622	Amkor Technology, Inc.	90
3,010	AXT, Inc.(a)	25
154	Brooks Automation, Inc.	16
353	CEVA, Inc.(a)	15
55	Cirrus Logic, Inc.(a)	5
6,540	Cree, Inc.	528
169	Diodes, Inc.(a)	15
126	Entegris, Inc.	16
4,167	FormFactor, Inc.(a)	156
188	Impinj, Inc.(a)	11
5,553	Lattice Semiconductor Corp.(a)	359
12,599	MACOM Technology Solutions Holdings, Inc.(a)	818

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
6,840	Marvell Technology, Inc.	$412
8,109	MaxLinear, Inc., Class - A(a)	400
746	MKS Instruments, Inc.	113
655	Monolithic Power Systems, Inc.	317
2,556	Power Integrations, Inc.	253
2,750	Qorvo, Inc.(a)	460
5,713	Semtech Corp.(a)	445
1,373	Silicon Laboratories, Inc.(a)	192
706	SiTime Corp.(a)	144
324	SMART Global Holdings, Inc.(a)	14
799	Synaptics, Inc.(a)	144
212	Ultra Clean Holdings, Inc.(a)	9
1,181	Universal Display Corp.	202
661	Veeco Instruments, Inc.(a)	15
		5,362

	Software — 4.94%
12,860	2U, Inc.(a)	431
4,145	8x8, Inc.(a)	97
3,699	ACI Worldwide, Inc.(a)	114
416	Alarm.com Holding, Inc.(a)	33
829	Altair Engineering, Inc., Class - A(a)	57
343	Alteryx, Inc., Class - A(a)	25
2,844	American Software, Inc., Class - A	68
192	Appian Corp.(a)	18
295	Asana, Inc., Class - A(a)	31
3,150	Asure Software, Inc.(a)	28
49	Avalara, Inc.(a)	9
488	Avaya Holdings Corp.(a)	10
711	Benefitfocus, Inc.(a)	8
1,530	Blackbaud, Inc.(a)	108
185	Blackline, Inc.(a)	22
1,091	Box, Inc., Class - A(a)	26
6,074	BTRS Holdings, Inc.(a)	65
274	Cerence, Inc.(a)	26
3,773	Cloudera, Inc.(a)	60
979	Cognyte Software, Ltd.(a)	20
2,767	CommVault Systems, Inc.(a)	208
803	Cornerstone OnDemand, Inc.(a)	46
155	Coupa Software, Inc.(a)	34
313	Digimarc Corp.(a)	11
740	Digital Turbine, Inc.(a)	51
434	Domo, Inc., Class - B(a)	37
1,935	Ebix, Inc.	52
581	eGain Corp.(a)	6
107	Envestnet, Inc.(a)	9
465	Everbridge, Inc.(a)	70
83	Fair Isaac Corp.(a)	33
631	Five9, Inc.(a)	101
7,941	GTY Technology Holdings, Inc.(a)	60
846	Guidewire Software, Inc.(a)	101
512	HubSpot, Inc.(a)	345
172	J2 Global, Inc.(a)	23
2,447	JFrog Ltd.(a)	82
167	LivePerson, Inc.(a)	10
21	MicroStrategy, Inc.(a)	12
2,501	Mimecast Ltd.(a)	159
3,237	Model N, Inc.(a)	108
1,579	Momentive Global, Inc.(a)	31
785	Onespan, Inc.(a)	15
1,405	Pegasystems, Inc.	179
192	Ping Identity Holding Corp.(a)	5
910	PROS Holdings, Inc.(a)	32

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
1,208	PTC, Inc.(a)	$145
205	Q2 Holdings, Inc.(a)	16
556	QAD, Inc., Class - A	49
680	Qualys, Inc.(a)	76
1,182	Rapid7, Inc.(a)	134
1,097	Rimini Street, Inc.(a)	11
157	Sailpoint Technologies Holding, Inc.(a)	7
831	SPS Commerce, Inc.(a)	134
3,548	SS&C Technologies Holdings, Inc.	245
782	Tenable Holdings, Inc.(a)	36
131	Upland Software, Inc.(a)	4
606	Varonis Systems, Inc.(a)	37
979	Verint Systems, Inc.(a)	44
4,401	Viant Technology, Inc., Class - A(a)	54
1,464	Workiva, Inc.(a)	205
6,211	Yext, Inc.(a)	75
690	Zix Corp.(a)	5
307	Zscaler, Inc.(a)	81
14,743	Zuora, Inc., Class - A(a)	243
		4,677

	Specialty Retail — 1.97%
714	Advance Auto Parts, Inc.	149
1,447	American Eagle Outfitters, Inc.	37
520	Asbury Automotive Group, Inc.(a)	102
790	Camping World Holdings, Inc., Class - A	31
5,234	Express, Inc.(a)	25
1,782	Floor & Decor Holdings, Inc., Class - A(a)	214
2,020	Genesco, Inc.(a)	117
72	Group 1 Automotive, Inc.	14
1,362	Guess?, Inc.	29
14,503	Leslie's, Inc.(a)	297
487	Lithia Motors, Inc., Class - A	154
808	Monro, Inc.	46
324	Murphy USA, Inc.	54
414	National Vision Holdings, Inc.(a)	24
53	Penske Automotive Group, Inc.	5
247	Restoration Hardware Co.(a)	165
2,077	Sally Beauty Holdings, Inc.(a)	35
708	Shoe Carnival, Inc.	23
431	Signet Jewelers Ltd.	34
114	Sleep Number Corp.(a)	11
7,426	Sportsman's Warehouse Holdings, Inc.(a)	131
468	The Aaron's Co., Inc.	13
297	The Buckle, Inc.	12
3,215	The Cato Corp., Class - A	53
1,585	The ODP Corp.(a)	64
560	Tilly's, Inc., Class - A	8
526	Urban Outfitters, Inc.(a)	16
		1,863

	Technology Hardware, Storage & Peripherals — 0.49%
268	3D Systems Corp.(a)	7
1,377	Diebold Nixdorf, Inc.(a)	14
761	Immersion Corp.(a)	5
10,281	Integral Ad Science Holding Corp.(a)	212
5,881	NCR Corp.(a)	229
		467

	Textiles, Apparel & Luxury Goods — 0.69%
47	Columbia Sportswear Co.	5
1,065	Crocs, Inc.(a)	153
53	Deckers Outdoor Corp.(a)	19
3,666	Fossil Group, Inc.(a)	43

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
792	G-III Apparel Group Ltd.(a)	$22
5,020	Kontoor Brands, Inc.	251
412	Steven Madden Ltd.	17
4,730	Wolverine World Wide, Inc.	141
		651

	Thrifts & Mortgage Finance — 0.94%
1,712	Axos Financial, Inc.(a)	88
3,569	Bankfinancial Corp.	41
3,931	Columbia Financial, Inc.(a)	73
47	Federal Agricultural Mortgage Corp., Class - C	5
667	Flagstar Bancorp, Inc.	34
79	HomeStreet, Inc.	3
3,424	Meridian Bancorp, Inc.	71
155	Meta Financial Group, Inc.	8
228	MGIC Investment Corp.	3
1,030	Mr Cooper Group, Inc.(a)	42
7,218	NMI Holdings, Inc.(a)	164
5,668	Northwest Bancshares, Inc.	75
233	OceanFirst Financial Corp.	5
871	PennyMac Financial Services, Inc.	53
3,124	Provident Financial Services, Inc.	73
3,405	Sterling Bancorp, Inc.(a)	18
941	Walker & Dunlop, Inc.	108
244	Washington Federal, Inc.	8
623	Western New England Bancorp, Inc.	5
247	WSFS Financial Corp.	13
		890

	Tobacco — 0.03%
2,572	Vector Group Ltd.	33

	Trading Companies & Distributors — 1.74%
63	Applied Industrial Technologies, Inc.	6
5,085	Beacon Roofing Supply, Inc.(a)	243
609	DXP Enterprises, Inc.(a)	18
55	GATX Corp.	5
192	GMS, Inc.(a)	8
1,745	Herc Holdings, Inc.	285
41,083	MRC Global, Inc.(a)	303
1,578	Rush Enterprises, Inc., Class - A	71
1,389	SiteOne Landscape Supply, Inc.(a)	277
4,993	Textainer Group Holdings Ltd.(a)	174
2,187	WESCO International, Inc.(a)	252
		1,642

	Water Utilities — 0.20%
65	American States Water Co.	6
1,134	California Water Service Group	67
4,005	Consolidated Water Co. Ltd.^	46
602	Global Water Resources, Inc.	11
626	Middlesex Water Co.	64
		194

	Wireless Telecommunication Services — 0.04%
2,825	Spok Holdings, Inc.	29
546	Telephone & Data Systems, Inc.	11
		40

	Total Common Stocks	88,524

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Contingent Rights — 0.13%
	Biotechnology — 0.00%
1,646	Progenics Pharma CVR, 12/31/22(a)(b)	$–
1	Tobira Therapeutics, Inc. CVR, 12/31/28(a)(b)	–
		–

	Metals & Mining — 0.13%
174,487	Pan American Silver Corp. CVR, 2/22/29(a)	126

	Pharmaceuticals — 0.00%
759	Aratana Therapeutics, Inc. CVR, 12/31/21(a)(b)	–

	Total Contingent Rights	126

	Investment Companies — 6.45%
454,958	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(c)	455
5,645,486	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(c)	5,645

	Total Investment Companies	6,100

	Total Investments (cost $53,662) — 100.16%	94,750
	Liabilities in excess of other assets — (0.16)%	(151)

	Net Assets - 100.00%	$94,599

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021, was $337 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2021.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	39.89%	53.69%	93.58%
Contingent Rights	0.13%	-	0.13%
Investment Companies	0.14%	6.31%	6.45%
Other Assets (Liabilities)	0.05%	-0.21%	-0.16%
Total Net Assets	40.21%	59.79%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	50	12/17/21	$5,502	$(55)
			$5,502	$(55)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(55)
	Total Net Unrealized Appreciation/(Depreciation)			$(55)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.10%
	Australia — 1.67%
510	Afterpay Ltd. (IT Services)(a)	$44
1,791	AGL Energy Ltd. (Multi-Utilities)	7
693	Ampol Ltd. (Oil, Gas & Consumable Fuels)	14
2,941	APA Group (Gas Utilities)	18
1,433	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	48
485	ASX Ltd. (Capital Markets)	28
4,501	Aurizon Holdings Ltd. (Road & Rail)	12
3,765	AusNet Services (Electric Utilities)	7
6,890	Australia & New Zealand Banking Group Ltd. (Banks)	138
7,185	BHP Billiton Ltd. (Metals & Mining)	192
5,134	BHP Group Ltd. (Metals & Mining)	129
1,230	BlueScope Steel Ltd. (Metals & Mining)	18
3,525	Brambles Ltd. (Commercial Services & Supplies)	27
165	Cochlear Ltd. (Health Care Equipment & Supplies)	26
3,429	Coles Group Ltd. (Food & Staples Retailing)	42
4,333	Commonwealth Bank of Australia (Banks)	322
1,360	Computershare Ltd. (IT Services)	18
991	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	7
1,108	CSL Ltd. (Biotechnology)	232
2,615	Dexus (Equity Real Estate Investment Trusts)	20
3,057	Endeavour Group Ltd. (Food & Staples Retailing)	15
3,517	Evolution Mining Ltd. (Metals & Mining)	9
4,206	Fortescue Metals Group Ltd. (Metals & Mining)	45
4,174	Goodman Group (Equity Real Estate Investment Trusts)	64
5,779	Insurance Australia Group Ltd. (Insurance)	20
1,593	LendLease Group (Real Estate Management & Development)(b)	12
856	Macquarie Group Ltd. (Capital Markets)	111
357	Magellan Financial Group Ltd. (Capital Markets)	9
7,667	Medibank Private Ltd. (Insurance)	20
9,646	Mirvac Group (Equity Real Estate Investment Trusts)	20
8,028	National Australia Bank Ltd. (Banks)	158
1,950	Newcrest Mining Ltd. (Metals & Mining)	32
2,645	Northern Star Resources Ltd. (Metals & Mining)	16
927	Orica Ltd. (Chemicals)	9
4,121	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	14
2,446	Qantas Airways Ltd. (Airlines)(a)	10
3,741	QBE Insurance Group Ltd. (Insurance)	31
427	Ramsay Health Care Ltd. (Health Care Providers & Services)	21
112	REA Group Ltd. (Interactive Media & Services)	13
495	Reece Ltd. (Trading Companies & Distributors)	7
914	Rio Tinto Ltd. (Metals & Mining)	65
4,289	Santos Ltd. (Oil, Gas & Consumable Fuels)	22

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
12,339	Scentre Group (Equity Real Estate Investment Trusts)	$26
923	SEEK Ltd. (Professional Services)	20
1,187	Sonic Healthcare Ltd. (Health Care Providers & Services)	34
11,701	South32 Ltd. (Metals & Mining)	29
5,512	Stockland (Equity Real Estate Investment Trusts)	17
3,312	Suncorp Group Ltd. (Insurance)	29
2,888	Sydney Airport (Transportation Infrastructure)(a)	17
5,667	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	20
10,531	Telstra Corp. Ltd. (Diversified Telecommunication Services)	30
5,576	The GPT Group (Equity Real Estate Investment Trusts)	20
6,949	Transurban Group (Transportation Infrastructure)	70
2,004	Treasury Wine Estates Ltd. (Beverages)	18
8,881	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	10
528	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	15
2,750	Wesfarmers Ltd. (Food & Staples Retailing)	109
8,782	Westpac Banking Corp. (Banks)	162
358	WiseTech Global Ltd. (Software)	14
2,388	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	41
3,057	Woolworths Group Ltd. (Food & Staples Retailing)	86
		2,839

	Austria — 0.05%
747	Erste Group Bank AG (Banks)	33
383	OMV AG (Oil, Gas & Consumable Fuels)	23
389	Raiffeisen Bank International AG (Banks)(b)	10
147	Verbund AG (Electric Utilities)	15
246	Voestalpine AG (Metals & Mining)	9
		90

	Belgium — 0.77%
444	Ageas SA (Insurance)	22
18,902	Anheuser-Busch InBev N.V. (Beverages)	1,072
134	Colruyt SA (Food & Staples Retailing)	7
67	Elia Group SA/NV (Electric Utilities)(b)	8
281	Groupe Bruxelles Lambert SA (Diversified Financial Services)	31
634	KBC Group N.V. (Banks)	57
370	Proximus SADP (Diversified Telecommunication Services)	7
25	Sofina SA (Diversified Financial Services)	10
183	Solvay SA, Class - A (Chemicals)	23
321	UCB SA (Pharmaceuticals)	36
491	Umicore SA (Chemicals)(b)	29
		1,302

	Bermuda — 0.15%
1,034	Arch Capital Group Ltd. (Insurance)(a)	39
302	Athene Holding Ltd., Class - A (Insurance)(a)	21
325	Bunge Ltd. (Food Products)	26
72	Everest Re Group Ltd. (Insurance)	18

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Bermuda (continued)
910	IHS Markit Ltd. (Professional Services)	$107
902	Invesco Ltd. (Capital Markets)	22
131	RenaissanceRe Holdings Ltd. (Insurance)	18
		251

	Canada — 2.72%
600	Agnico Eagle Mines Ltd. (Metals & Mining)	31
400	Air Canada (Airlines)(a)(b)	7
1,317	Algonquin Power & Utilities Corp. (Multi-Utilities)	19
2,000	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	77
800	AltaGas Ltd. (Gas Utilities)	16
200	Atco Ltd., Class - I (Multi-Utilities)	6
2,300	B2gold Corp. (Metals & Mining)	8
500	Ballard Power Systems, Inc. (Electrical Equipment)(a)	7
1,600	Bank of Montreal (Banks)	160
4,300	Barrick Gold Corp. (Metals & Mining)	78
200	BCE, Inc. (Diversified Telecommunication Services)	10
1,100	Blackberry Ltd. (Software)(a)	11
3,150	Brookfield Asset Management, Inc. (Capital Markets)	169
800	CAE, Inc. (Aerospace & Defense)(a)	24
900	Cameco Corp. (Oil, Gas & Consumable Fuels)	20
200	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	9
1,100	Canadian Imperial Bank of Commerce (Banks)	122
1,700	Canadian National Railway Co. (Road & Rail)	198
2,900	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	106
1,600	Canadian Pacific Railway Ltd. (Road & Rail)	104
100	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	14
300	Canadian Utilities Ltd., Class - A (Multi-Utilities)	8
600	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	8
400	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	21
3,200	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	32
500	CGI, Inc. (IT Services)(a)	42
700	Dollarama, Inc. (Multiline Retail)	30
600	Emera, Inc. (Electric Utilities)	27
400	Empire Co. Ltd. (Food & Staples Retailing)	12
4,900	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	195
1,500	First Quantum Minerals Ltd. (Metals & Mining)	28
100	FirstService Corp. (Real Estate Management & Development)	18
1,100	Fortis, Inc. (Electric Utilities)	49
500	Franco-Nevada Corp. (Metals & Mining)	65
500	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	18
600	Great-West Lifeco, Inc. (Insurance)	18
800	Hydro One Ltd. (Electric Utilities)(b)	19

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
300	iA Financial Corp., Inc. (Insurance)	$17
200	IGM Financial, Inc. (Capital Markets)	7
600	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	19
400	Intact Financial Corp. (Insurance)	53
900	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	14
1,000	Ivanhoe Mines Ltd. (Metals & Mining)(a)	6
600	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	15
3,200	Kinross Gold Corp. (Metals & Mining)	17
600	Kirkland Lake Gold Ltd. (Metals & Mining)	25
300	Lightspeed Commerce, Inc. (Software)(a)	29
400	Loblaw Companies Ltd. (Food & Staples Retailing)	27
301	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	122
1,400	Lundin Mining Corp. (Metals & Mining)(b)	10
700	Magna International, Inc. (Auto Components)	53
4,700	Manulife Financial Corp. (Insurance)	90
600	Metro, Inc. (Food & Staples Retailing)	29
800	National Bank of Canada (Banks)	61
500	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)(b)	16
1,400	Nutrien Ltd. (Chemicals)	91
100	Nuvei Corp. (IT Services)(a)(b)	11
200	Onex Corp. (Diversified Financial Services)	14
700	Open Text Corp. (Software)(b)	34
500	Pan American Silver Corp. (Metals & Mining)	12
400	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	11
1,400	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	44
1,350	Power Corp. of Canada (Insurance)	45
500	Quebecor, Inc. (Media)	12
700	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	43
300	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	5
300	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	19
900	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	42
3,500	Royal Bank of Canada (Banks)	349
1,200	Shaw Communications, Inc., Class - B (Media)	35
300	Shopify, Inc. (IT Services)(a)	408
1,400	Sun Life Financial, Inc. (Insurance)	72
3,700	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	77
2,300	TC Energy Corp. (Oil, Gas & Consumable Fuels)	111
1,100	Teck Resources Ltd., Class - B (Metals & Mining)	27
1,000	TELUS Corp. (Diversified Telecommunication Services)	22
3,000	The Bank of Nova Scotia (Banks)	185
4,400	The Toronto-Dominion Bank (Banks)	292

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
400	Thomson Reuters Corp. (Professional Services)	$44
100	TMX Group Ltd. (Capital Markets)	11
200	Toromont Industries, Ltd. (Trading Companies & Distributors)	17
600	Waste Connections, Inc. (Commercial Services & Supplies)	76
200	West Fraser Timber Co. Ltd. (Paper & Forest Products)	17
200	Weston (George) Ltd. (Food & Staples Retailing)	22
1,100	Wheaton Precious Metals Corp. (Metals & Mining)	41
300	WSP Global, Inc. (Construction & Engineering)(b)	36
2,100	Yamana Gold, Inc. (Metals & Mining)	8
		4,629

	China — 0.00%
2,000	SITC International Holdings Co. Ltd. (Marine)	7

	Denmark — 1.06%
8	A.P. Moller - Maersk A/S, Class - A (Marine)	21
14	A.P. Moller - Maersk A/S, Class - B (Marine)	38
354	Ambu A/S, Class - B (Health Care Equipment & Supplies)	10
251	Carlsberg A/S, Class - B (Beverages)	41
263	Christian Hansen Holding A/S (Chemicals)(b)	21
302	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	47
1,609	Danske Bank A/S (Banks)	27
292	Demant A/S (Health Care Equipment & Supplies)(a)	15
500	DSV A/S (Road & Rail)	120
165	Genmab A/S (Biotechnology)(a)(b)	72
278	GN Store Nord A/S (Health Care Equipment & Supplies)	19
4,099	Novo Nordisk A/S, Class - B (Pharmaceuticals)	395
501	Novozymes A/S, B Shares (Chemicals)	34
6,044	Orsted A/S (Electric Utilities)	797
245	Pandora A/S (Textiles, Apparel & Luxury Goods)	30
18	ROCKWOOL International A/S, B Shares (Building Products)	8
810	Tryg A/S (Insurance)(b)	18
2,385	Vestas Wind Systems A/S (Electrical Equipment)	96
		1,809

	Finland — 0.83%
360	Elisa Oyj (Diversified Telecommunication Services)	22
1,122	Fortum Oyj (Electric Utilities)	34
584	Kesko Oyj, Class - B (Food & Staples Retailing)	20
864	Kone Oyj, Class - B (Machinery)	61
16,794	Neste Oyj (Oil, Gas & Consumable Fuels)	947
13,185	Nokia Oyj (Communications Equipment)(a)	73
7,916	Nordea Bank Abp (Banks)	101
243	Orion Oyj, Class - B (Pharmaceuticals)	10
1,192	Sampo Oyj, Class - A (Insurance)	59

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
1,360	Stora Enso Oyj, R Shares (Paper & Forest Products)	$23
1,356	UPM-Kymmene Oyj (Paper & Forest Products)	48
1,231	Wartsila Oyj Abp (Machinery)	15
		1,413

	France — 2.48%
434	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	15
91	Aeroports de Paris (Transportation Infrastructure)(a)	12
1,154	Air Liquide SA (Chemicals)	185
616	Alstom SA (Machinery)	23
152	Amundi SA (Capital Markets)(b)	13
151	Arkema SA (Chemicals)	20
245	Atos SE (IT Services)	13
4,688	AXA SA (Insurance)	130
104	BioMerieux (Health Care Equipment & Supplies)	12
2,734	BNP Paribas SA (Banks)	175
566	Bouygues SA (Construction & Engineering)	23
727	Bureau Veritas SA (Professional Services)(b)	22
403	Capgemini SE (IT Services)	84
1,562	Carrefour SA (Food & Staples Retailing)(b)	28
346	CNP Assurances (Insurance)	5
1,237	Compagnie de Saint-Gobain (Building Products)	83
403	Compagnie Generale des Etablissements Michelin (Auto Components)	62
115	Covivio (Equity Real Estate Investment Trusts)	10
2,844	Credit Agricole SA (Banks)	39
1,592	Danone SA (Food Products)	109
1,670	Dassault Systemes SE (Software)	88
640	Edenred (Commercial Services & Supplies)	34
195	Eiffage SA (Construction & Engineering)(b)	20
1,176	Electricite de France SA (Electric Utilities)	15
4,644	Engie SA (Multi-Utilities)	61
694	EssilorLuxottica SA (Health Care Equipment & Supplies)	133
78	Eurazeo SE (Diversified Financial Services)	7
301	Faurecia SE (Auto Components)	14
116	Gecina SA (Equity Real Estate Investment Trusts)(b)	16
1,089	Getlink SE (Transportation Infrastructure)	17
77	Hermes International (Textiles, Apparel & Luxury Goods)	106
78	Ipsen SA (Pharmaceuticals)	7
184	Kering SA (Textiles, Apparel & Luxury Goods)	131
458	Klepierre SA (Equity Real Estate Investment Trusts)	10
187	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	10
678	Legrand SA (Electrical Equipment)	73
614	L'Oreal SA (Personal Products)	254
678	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	485
5,075	Orange SA (Diversified Telecommunication Services)(b)	55

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
112	Orpea (Health Care Providers & Services)(b)	$13
508	Pernod Ricard SA (Beverages)	112
528	Publicis Groupe SA (Media)	35
49	Remy Cointreau SA (Beverages)	10
440	Renault SA (Automobiles)(a)(b)	16
854	Safran SA (Aerospace & Defense)	108
2,765	Sanofi (Pharmaceuticals)	266
70	Sartorius Stedim Biotech (Life Sciences Tools & Services)	39
1,313	Schneider Electric SE (Electrical Equipment)(b)	219
360	SCOR SE (Insurance)	10
55	SEB SA (Household Durables)	8
2,059	Societe Generale SA (Banks)	64
224	Sodexo SA (Hotels, Restaurants & Leisure)(a)	20
788	Suez SA (Multi-Utilities)	18
149	Teleperformance (Professional Services)	59
270	Thales SA (Aerospace & Defense)	26
6,150	TotalEnergies SE (Oil, Gas & Consumable Fuels)	293
225	UbiSoft Entertainment SA (Entertainment)(a)	13
305	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	22
595	Valeo SA (Auto Components)	17
1,367	Veolia Environnement SA (Multi-Utilities)	42
1,264	Vinci SA (Construction & Engineering)	131
1,744	Vivendi SA (Entertainment)	22
71	Wendel SE (Diversified Financial Services)	10
558	Worldline SA (IT Services)(a)(b)	43
		4,215

	Germany — 2.69%
463	adidas AG (Textiles, Apparel & Luxury Goods)	145
1,003	Allianz SE (Insurance)	225
2,278	Aroundtown SA (Real Estate Management & Development)(b)	16
2,237	BASF SE (Chemicals)	170
2,390	Bayer AG, Registered Shares (Pharmaceuticals)	130
809	Bayerische Motoren Werke AG (Automobiles)	77
177	Bechtle AG (IT Services)	12
255	Beiersdorf AG (Personal Products)	28
400	Brenntag AG (Trading Companies & Distributors)	37
99	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	19
2,817	Commerzbank AG (Banks)(a)	19
279	Continental AG (Auto Components)(a)	30
494	Covestro AG (Chemicals)(b)	34
2,083	Daimler AG (Automobiles)(b)	184
405	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	52
4,983	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	63
464	Deutsche Boerse AG (Capital Markets)	75
512	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	3
20,707	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	1,299

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
8,103	Deutsche Telekom AG (Diversified Telecommunication Services)	$162
814	Deutsche Wohnen SE (Real Estate Management & Development)	50
5,467	E.ON SE (Multi-Utilities)	67
515	Evonik Industries AG (Chemicals)	16
500	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	35
1,062	Fresenius SE & Co. KGAA (Health Care Providers & Services)	51
419	GEA Group AG (Machinery)	19
153	Hannover Rueckversicherung SE (Insurance)	27
370	HeidelbergCement AG (Construction Materials)	28
361	HelloFresh SE (Internet & Direct Marketing Retail)(a)	33
263	Henkel AG & Co. KGAA (Household Products)	23
3,171	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	130
195	KION Group AG (Machinery)(b)	18
186	Knorr-Bremse AG (Machinery)	20
229	Lanxess AG (Chemicals)	15
193	LEG Immobilien AG (Real Estate Management & Development)	27
314	Merck KGAA (Pharmaceuticals)	68
130	MTU Aero Engines AG (Aerospace & Defense)	29
339	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	92
126	Nemetschek SE (Software)	13
239	Puma SE (Textiles, Apparel & Luxury Goods)(b)	27
11	Rational AG (Machinery)	10
1,593	RWE AG (Multi-Utilities)	56
2,550	SAP SE (Software)	345
221	Scout24 AG (Interactive Media & Services)(b)	15
1,868	Siemens AG, Registered Shares (Industrial Conglomerates)	305
769	Siemens Energy AG (Electric Utilities)(a)	21
629	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	41
326	Symrise AG (Chemicals)(b)	43
384	TeamViewer AG (Software)(a)(b)	11
3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	9
228	Uniper SE (Independent Power and Renewable Electricity Producers)	9
258	United Internet AG (Diversified Telecommunication Services)(b)	10
56	Vitesco Technologies Group AG (Auto Components)(a)	3
1,317	Vonovia SE (Real Estate Management & Development)	79
492	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	45
		4,570

	Hong Kong — 1.22%
114,375	AIA Group Ltd. (Insurance)	1,315
9,500	BOC Hong Kong Holdings Ltd. (Banks)	29

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
4,200	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	$11
4,800	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	9
5,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	29
1,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	8
4,000	CLP Holdings Ltd. (Electric Utilities)	39
4,200	ESR Cayman Ltd. (Real Estate Management & Development)(a)(b)	13
5,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	26
5,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	11
2,000	Hang Seng Bank Ltd. (Banks)	34
4,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	15
6,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	6
10,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	14
28,665	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	43
2,949	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	181
490	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	5
4,000	MTR Corp. Ltd. (Road & Rail)	22
4,000	New World Development Co. Ltd. (Real Estate Management & Development)	16
3,500	Power Assets Holdings Ltd. (Electric Utilities)	21
6,000	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	12
8,000	Sino Land Co. Ltd. (Real Estate Management & Development)	11
3,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	37
1,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	6
3,000	Swire Properties Ltd. (Real Estate Management & Development)	8
3,500	Techtronic Industries Co. Ltd. (Household Durables)	69
5,023	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	43
18,450	WH Group Ltd. (Food Products)(b)	13
4,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	21
3,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	3
4,000	Xinyi Glass Holdings Ltd. (Auto Components)	12
		2,082

	Ireland (Republic of) — 1.10%
234	Allegion PLC (Building Products)	31
1,896	CRH PLC (Construction Materials)(b)	89
235	DCC PLC (Industrial Conglomerates)(b)	20
971	Eaton Corp. PLC (Electrical Equipment)	145
2,311	Experian PLC (Professional Services)	97

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of) (continued)
393	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	$78
540	Horizon Therapeutics PLC (Pharmaceuticals)(a)	59
1,037	James Hardie Industries PLC (Construction Materials)	37
5,368	Kerry Group PLC, Class - A (Food Products)	722
384	Kingspan Group PLC (Building Products)	38
3,290	Medtronic PLC (Health Care Equipment & Supplies)	412
406	Pentair PLC (Machinery)	29
603	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	50
540	Smurfit Kappa Group PLC (Containers & Packaging)(b)	28
216	STERIS PLC (Health Care Equipment & Supplies)	44
		1,879

	Isle of Man — 0.02%
1,361	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	39

	Israel — 0.15%
101	Azrieli Group Ltd. (Real Estate Management & Development)	9
2,821	Bank Hapoalim BM (Banks)	25
3,663	Bank Leumi Le (Banks)	31
265	Check Point Software Technologies Ltd. (Software)(a)	30
88	CyberArk Software Ltd. (Software)(a)	14
54	Elbit Systems Ltd. (Aerospace & Defense)	8
1,491	ICL Group Ltd. (Chemicals)(b)	11
1	Isracard Ltd. (Consumer Finance)	—
3,213	Israel Discount Bank Ltd., Class - A (Banks)(a)	17
304	Mizrahi Tefahot Bank Ltd. (Banks)	10
155	Nice Ltd. (Software)(a)	43
125	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	33
136	Wix.com Ltd. (IT Services)(a)	27
		258

	Italy — 0.50%
266	Amplifon SpA (Health Care Providers & Services)	13
2,791	Assicurazioni Generali SpA (Insurance)	59
1,251	Atlantia SpA (Transportation Infrastructure)(a)	24
1,427	Davide Campari-Milano N.V. (Beverages)	20
54	Diasorin SpA (Health Care Equipment & Supplies)	11
19,818	Enel SpA (Electric Utilities)(b)	151
6,167	Eni SpA (Oil, Gas & Consumable Fuels)	82
320	Ferrari N.V. (Automobiles)	67
1,425	FinecoBank Banca Fineco SpA (Banks)(a)	26
1,050	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	12
40,908	Intesa Sanpaolo SpA (Banks)(b)	116
1,412	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	17

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
450	Moncler SpA (Textiles, Apparel & Luxury Goods)	$27
1,124	Nexi SpA (IT Services)(a)(b)	21
1,363	Poste Italiane SpA (Insurance)(b)	19
676	Prusmian SpA (Electrical Equipment)	24
257	Recordati SpA (Pharmaceuticals)	15
5,158	Snam SpA (Oil, Gas & Consumable Fuels)	29
25,056	Telecom Italia SpA (Diversified Telecommunication Services)	10
15,496	Telecom Italia SpA (Diversified Telecommunication Services)	6
3,563	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	25
5,375	Unicredit SpA (Banks)	71
		845

	Japan — 6.20%
1,000	ACOM Co. Ltd. (Consumer Finance)	4
500	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	45
1,600	Aeon Mall Co. Ltd. (Food & Staples Retailing)	42
500	AGC, Inc. (Building Products)	26
1,100	Ajinomoto Co., Inc. (Food Products)	33
300	ANA Holdings, Inc. (Airlines)(a)(b)	8
1,100	Asahi Group Holdings Ltd. (Beverages)(b)	53
500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	14
3,200	Asahi Kasei Corp. (Chemicals)	34
4,500	Astellas Pharma, Inc. (Pharmaceuticals)	74
300	Azbil Corp. (Electronic Equipment, Instruments & Components)	13
1,300	Bridgestone Corp. (Auto Components)	62
500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	11
2,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	59
400	Capcom Co. Ltd. (Entertainment)	11
400	Casio Computer Co. Ltd. (Household Durables)	7
400	Central Japan Railway Co. (Road & Rail)	64
1,600	Chubu Electric Power Co., Inc. (Electric Utilities)	19
1,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	59
2,800	Concordia Financial Group Ltd. (Banks)	11
1,100	CyberAgent, Inc. (Media)	21
600	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	14
200	Daifuku Co. Ltd. (Machinery)	19
2,500	Dai-ichi Life Holdings, Inc. (Insurance)	55
4,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	112
600	Daikin Industries Ltd. (Building Products)	131
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	23
1,300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	43
5	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	15
3,800	Daiwa Securities Group, Inc. (Capital Markets)	22
1,100	Denso Corp. (Auto Components)	72
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	28

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
700	East Japan Railway Co. (Road & Rail)	$49
600	Eisai Co. Ltd. (Pharmaceuticals)	45
7,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	32
500	FANUC Corp. (Machinery)	110
100	Fast Retailing Co. Ltd. (Specialty Retail)	74
300	Fuji Electric Co. Ltd. (Electrical Equipment)	14
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	78
500	Fujitsu Ltd. (IT Services)(b)	90
10	GLP J-REIT (Equity Real Estate Investment Trusts)	16
100	GMO Payment Gateway, Inc. (IT Services)	13
600	Hakuhodo DY Holdings, Inc. (Media)	10
600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	19
100	Hikari Tsushin, Inc. (Specialty Retail)	17
1,000	Hino Motors Ltd. (Machinery)	9
100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	17
100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	4
300	Hitachi Construction Machinery Co. Ltd. (Machinery)	8
2,400	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	142
500	Hitachi Metals Ltd. (Metals & Mining)	10
4,000	Honda Motor Co. Ltd. (Automobiles)	123
100	Hoshizaki Corp. (Machinery)	9
900	HOYA Corp. (Health Care Equipment & Supplies)	140
800	Hulic Co. Ltd. (Real Estate Management & Development)(b)	9
300	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	17
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	13
2,500	Inpex Corp. (Oil, Gas & Consumable Fuels)	19
1,500	Isuzu Motors Ltd. (Automobiles)	20
100	ITO EN Ltd. (Beverages)	7
2,900	ITOCHU Corp. (Trading Companies & Distributors)	84
200	ITOCHU Techno-Solutions Corp. (IT Services)	6
300	Japan Airlines Co. Ltd. (Airlines)(a)(b)	7
1,300	Japan Exchange Group, Inc. (Capital Markets)	32
4,000	Japan Post Holdings Co. Ltd. (Insurance)(b)	34
500	Japan Post Insurance Co. Ltd. (Insurance)(b)	9
3	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	18
18	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	17
1,400	JFE Holdings, Inc. (Metals & Mining)	21
500	JSR Corp. (Chemicals)	18
1,100	Kajima Corp. (Construction & Engineering)	14
300	Kakaku.com, Inc. (Interactive Media & Services)	10
500	Kansai Paint Co. Ltd. (Chemicals)	12
1,200	Kao Corp. (Personal Products)	71

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,900	KDDI Corp. (Wireless Telecommunication Services)	$128
300	Keio Corp. (Road & Rail)	16
300	Keisei Electric Railway Co. Ltd. (Road & Rail)	10
500	Keyence Corp. (Electronic Equipment, Instruments & Components)	298
400	Kikkoman Corp. (Food Products)	33
400	Kintetsu Group Holdings Co. Ltd. (Road & Rail)(a)	13
2,100	Kirin Holdings Co. Ltd., Class - C (Beverages)	39
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	8
300	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	10
2,100	Komatsu Ltd. (Machinery)	50
200	Konami Holdings Corp. (Entertainment)	13
100	Kose Corp. (Personal Products)	12
2,600	Kubota Corp. (Machinery)	55
200	Kurita Water Industries Ltd. (Machinery)	10
800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	50
700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	25
100	Lawson, Inc. (Food & Staples Retailing)	5
600	Lion Corp. (Household Products)	10
700	Lixil Corp. (Building Products)	20
1,100	M3, Inc. (Health Care Technology)	78
3,900	Marubeni Corp. (Trading Companies & Distributors)	32
1,500	Mazda Motor Corp. (Automobiles)(a)	13
200	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	9
500	Medipal Holdings Corp. (Health Care Providers & Services)	9
300	MEIJI Holdings Co. Ltd. (Food Products)	19
200	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	11
900	MINEBEA MITSUMI, Inc. (Machinery)	23
11,749	MISUMI Group, Inc. (Machinery)	501
3,200	Mitsubishi Chemical Holdings Corp. (Chemicals)	29
3,200	Mitsubishi Corp. (Trading Companies & Distributors)	101
4,400	Mitsubishi Electric Corp. (Electrical Equipment)	61
3,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	48
300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	6
800	Mitsubishi Heavy Industries Ltd. (Machinery)	21
29,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	176
2,100	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	11
3,700	Mitsui & Co. Ltd. (Trading Companies & Distributors)	81
400	Mitsui Chemicals, Inc. (Chemicals)	13
2,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	55
200	Miura Co. Ltd. (Machinery)	8
5,840	Mizuho Financial Group, Inc. (Banks)	83

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
600	MonotaRO Co. Ltd. (Trading Companies & Distributors)	$13
1,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	37
1,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	124
300	Nabtesco Corp. (Machinery)	11
600	NEC Corp. (Technology Hardware, Storage & Peripherals)	33
600	NGK Insulators Ltd. (Machinery)	10
200	NH Foods Ltd. (Food Products)	8
8,236	Nidec Corp. (Electrical Equipment)	909
800	Nihon M&A Center Holdings, Inc. (Professional Services)	23
300	Nintendo Co. Ltd. (Entertainment)	143
4	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)(b)	26
200	Nippon Express Co. Ltd. (Road & Rail)	14
1,700	Nippon Paint Holdings Co. Ltd. (Chemicals)	19
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	17
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	8
2,000	Nippon Steel Corp. (Metals & Mining)(b)	36
3,100	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	86
400	Nippon Yusen Kabushiki Kaisha (Marine)	30
300	Nissan Chemical Corp. (Chemicals)	18
500	Nisshin Seifun Group, Inc. (Food Products)	8
200	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	16
200	Nitori Holdings Co. Ltd. (Specialty Retail)	39
300	Nitto Denko Corp. (Chemicals)	21
7,500	Nomura Holdings, Inc. (Capital Markets)	37
400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	10
11	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	16
800	Nomura Research Institute Ltd. (IT Services)	29
800	NSK Ltd. (Machinery)	5
1,600	NTT Data Corp. (IT Services)	31
1,500	Obayashi Corp. (Construction & Engineering)	12
700	Odakyu Electric Railway Co. Ltd. (Road & Rail)	16
2,400	Oji Paper Co. Ltd. (Paper & Forest Products)	12
500	OMRON Corp. (Electronic Equipment, Instruments & Components)	49
900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	21
100	Oracle Corp. (Software)	9
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	81
3,100	ORIX Corp. (Diversified Financial Services)	58
7	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	12
1,000	Osaka Gas Co. Ltd. (Gas Utilities)	18
300	OTSUKA Corp. (IT Services)	15

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	$43
1,100	Pan Pacific International Holdings Corp. (Multiline Retail)	23
5,600	Panasonic Corp. (Household Durables)	69
500	Persol Holdings Co. Ltd. (Professional Services)	12
2,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	21
3,300	Recruit Holdings Co. Ltd. (Professional Services)(b)	202
5,200	Resona Holdings, Inc. (Banks)	21
1,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	16
200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	19
600	Ryohin Keikaku Co. Ltd. (Multiline Retail)	13
1,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	14
600	SBI Holdings, Inc. (Capital Markets)	15
300	SCSK Corp. (IT Services)	6
500	Secom Co. Ltd. (Commercial Services & Supplies)	36
600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	12
1,000	Sekisui Chemical Co. Ltd. (Household Durables)	17
1,600	Sekisui House Ltd. (Household Durables)	34
1,800	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	82
800	SG Holdings Co. Ltd. (Air Freight & Logistics)	23
500	Sharp Corp. (Household Durables)(b)	6
500	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	22
200	Shimano, Inc. (Leisure Products)	58
1,400	Shimizu Corp. (Construction & Engineering)	10
900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	152
600	Shionogi & Co. Ltd. (Pharmaceuticals)	41
1,000	Shiseido Co. Ltd. (Personal Products)	67
6,900	Softbank Corp. (Wireless Telecommunication Services)	94
2,900	SoftBank Group Corp. (Wireless Telecommunication Services)	168
200	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	9
800	Sompo Holdings, Inc. (Insurance)	35
3,100	Sony Corp. (Household Durables)	344
200	Square Enix Holdings Co. Ltd. (Entertainment)	11
300	Stanley Electric Co. Ltd. (Auto Components)	8
3,600	Sumitomo Chemical Co. Ltd. (Chemicals)	19
2,700	Sumitomo Corp. (Trading Companies & Distributors)	38
300	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	5
1,900	Sumitomo Electric Industries Ltd. (Auto Components)	25
600	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	22
3,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	113

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	$28
700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	26
300	Suntory Beverage & Food Ltd. (Beverages)	12
400	Sysmex Corp. (Health Care Equipment & Supplies)	50
1,300	T&D Holdings, Inc. (Insurance)	18
500	Taisei Corp. (Construction & Engineering)	16
100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	6
3,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	125
900	TDK Corp. (Electronic Equipment, Instruments & Components)	32
1,600	Terumo Corp. (Health Care Equipment & Supplies)	76
1,200	The Chiba Bank Ltd. (Banks)	8
1,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	17
1,000	The Shizuoka Bank Ltd. (Banks)	8
300	THK Co. Ltd. (Machinery)	7
500	TIS, Inc. (IT Services)	14
500	Tobu Railway Co. Ltd. (Road & Rail)	13
300	Toho Co. Ltd. (Entertainment)	14
200	Toho Gas Co. Ltd. (Gas Utilities)	9
1,000	Tohoku Electric Power Co., Inc. (Electric Utilities)	7
1,500	Tokio Marine Holdings, Inc. (Insurance)	80
100	Tokyo Century Corp. (Diversified Financial Services)	6
400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	177
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	19
1,300	Tokyu Corp. (Road & Rail)	19
600	TOPPAN, Inc. (Commercial Services & Supplies)	10
3,400	Toray Industries, Inc. (Chemicals)	22
1,000	Toshiba Corp. (Industrial Conglomerates)	42
600	Tosoh Corp. (Chemicals)	11
300	TOTO Ltd. (Building Products)	14
200	Toyo Suisan Kaisha Ltd. (Food Products)	9
26,000	Toyota Motor Corp. (Automobiles)	463
500	Toyota Tsusho Corp. (Trading Companies & Distributors)	21
300	Trend Micro, Inc. (Software)	17
100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	12
1,000	Unicharm Corp. (Household Products)	44
7	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	9
500	USS Co. Ltd. (Specialty Retail)	9
200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	7
400	West Japan Railway Co. (Road & Rail)(b)	20
300	Yakult Honsha Co. Ltd. (Food Products)	15
1,800	Yamada Denki Co. Ltd. (Specialty Retail)	8
300	Yamaha Corp. (Leisure Products)	19
800	Yamaha Motor Co. Ltd. (Automobiles)	22
800	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	20

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
600	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	$29
600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	10
6,700	Z Holdings Corp. (Interactive Media & Services)	43
300	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	11
		10,543

	Jersey — 0.11%
24,155	Glencore PLC (Metals & Mining)(b)	114
204	Novocure Ltd. (Health Care Equipment & Supplies)(a)	24
3,155	WPP PLC (Media)	42
		180

	Liberia — 0.03%
579	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	52

	Luxembourg — 0.06%
1,746	ArcelorMittal SA (Metals & Mining)	54
330	Eurofins Scientific SE (Life Sciences Tools & Services)	42
1,138	Tenaris SA (Energy Equipment & Services)	12
		108

	Netherlands — 1.94%
1,034	ABN AMRO Group N.V. (Banks)(a)(b)	15
218	Adyen N.V. (IT Services)(a)(b)	609
4,449	AEGON N.V. (Insurance)	23
1,431	Airbus SE (Aerospace & Defense)(a)	190
461	Akzo Nobel N.V. (Chemicals)	50
108	Argenx SE (Biotechnology)(a)	33
110	ASM International N.V. (Semiconductors & Semiconductor Equipment)	43
1,021	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	764
2,515	CNH Industrial N.V. (Machinery)	42
274	EXOR N.V. (Diversified Financial Services)	23
292	Heineken Holding N.V., Class - A (Beverages)	25
659	Heineken N.V. (Beverages)	69
9,432	ING Groep N.V. (Banks)	137
175	JDE Peet's N.V. (Food Products)	5
431	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	31
2,558	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	85
421	Koninklijke DSM N.V. (Chemicals)	84
9,043	Koninklijke KPN N.V. (Diversified Telecommunication Services)	28
2,253	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	100
181	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	7
680	LyondellBasell Industries N.V., Class - A (Chemicals)	64
658	NN Group N.V. (Insurance)	34
677	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	133

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
6,019	Prosus N.V. (Internet & Direct Marketing Retail)(b)	$482
568	QIAGEN N.V. (Life Sciences Tools & Services)(a)	29
276	Randstad N.V. (Professional Services)	19
1,532	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	67
1,744	Universal Music Group N.V. (Entertainment)(a)	47
654	Wolters Kluwer N.V. (Professional Services)	69
		3,307

	New Zealand — 0.07%
2,680	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	14
1,455	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	32
1,764	Mercury NZ Ltd. (Electric Utilities)	8
2,860	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	10
860	Ryman Healthcare Ltd. (Health Care Providers & Services)	9
5,100	Spark New Zealand Ltd. (Diversified Telecommunication Services)	17
1,836	The a2 Milk Co. Ltd. (Food Products)(a)	8
296	Xero Ltd. (Software)(a)	29
		127

	Norway — 0.16%
428	Adevinta ASA (Interactive Media & Services)(a)	7
2,403	DNB Bank ASA (Banks)(a)	55
2,380	Equinor ASA (Oil, Gas & Consumable Fuels)	60
485	Gjensidige Forsikring ASA (Insurance)	11
1,094	Mowi ASA (Food Products)	28
2,954	Norsk Hydro ASA (Metals & Mining)	22
1,866	Orkla ASA (Food Products)	17
161	Schibsted ASA, Class - A (Media)	8
194	Schibsted ASA, Class - B (Media)	8
1,828	Telenor ASA (Diversified Telecommunication Services)	31
438	Yara International ASA (Chemicals)	22
		269

	Papua New Guinea — 0.01%
4,780	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	15

	Poland — 0.00%
487	InPost SA (Air Freight & Logistics)(a)	8

	Portugal — 0.04%
6,487	EDP - Energias de Portugal SA (Electric Utilities)	34
1,241	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	14
633	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	13
		61

	Singapore — 0.25%
8,441	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	19
12,359	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	18

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
6,700	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	$17
1,000	City Developments Ltd. (Real Estate Management & Development)	5
4,361	DBS Group Holdings Ltd. (Banks)	97
15,700	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	8
4,100	Keppel Corp. Ltd. (Industrial Conglomerates)	16
5,600	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	8
5,800	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)(b)	9
8,090	Oversea-Chinese Banking Corp. Ltd. (Banks)	68
2,700	Singapore Airlines Ltd. (Airlines)(a)	10
2,000	Singapore Exchange Ltd. (Capital Markets)	15
4,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	13
20,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	37
3,000	United Overseas Bank Ltd. (Banks)	57
1,000	United Overseas Land Group Ltd. (Real Estate Management & Development)	5
700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	9
5,000	Wilmar International Ltd. (Food Products)	15
		426

	South Africa — 0.09%
942	Naspers Ltd. (Media)	156

	Spain — 1.36%
677	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	18
171	Aena SME SA (Transportation Infrastructure)(a)(b)	30
1,097	Amadeus IT Group SA (IT Services)(a)	72
16,116	Banco Bilbao Vizcaya Argentaria SA (Banks)	106
42,146	Banco Santander SA (Banks)(b)	153
11,788	CaixaBank SA (Banks)	37
1,212	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	75
491	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	12
585	Enagas SA (Oil, Gas & Consumable Fuels)(b)	13
802	Endesa SA (Electric Utilities)	16
1,161	Ferrovial SA (Construction & Engineering)	34
756	Grifols SA (Biotechnology)	18
14,469	Iberdrola SA (Electric Utilities)	146
38,736	Industria de Diseno Textil SA (Specialty Retail)	1,425
768	Naturgy Energy Group SA (Gas Utilities)	19
1,081	Red Electrica Corp. SA (Electric Utilities)	22
3,642	Repsol SA (Oil, Gas & Consumable Fuels)	48
597	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	15
12,610	Telefonica SA (Diversified Telecommunication Services)	59
		2,318

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden — 0.80%
779	Alfa Laval AB (Machinery)	$29
2,440	Assa Abloy AB, B Shares (Building Products)	71
1,624	Atlas Copco AB, A Shares (Machinery)	99
989	Atlas Copco AB, B Shares (Machinery)	50
635	Boliden AB (Metals & Mining)	20
623	Electrolux AB, B Shares (Household Durables)	14
1,637	Epiroc AB, Class - A (Machinery)	34
1,066	Epiroc AB, Class - B (Machinery)	19
721	Equities AB (Capital Markets)	30
1,541	Essity AB, Class - B (Household Products)	48
394	Evolution AB (Hotels, Restaurants & Leisure)(b)	60
217	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	13
1,788	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	36
4,977	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	77
854	Husqvarna AB (Household Durables)	10
221	ICA Gruppen AB (Food & Staples Retailing)	10
228	Industrivarden AB, A Shares (Diversified Financial Services)(b)	7
451	Industrivarden AB, C Shares (Diversified Financial Services)	14
321	Investment AB Latour, Class - B (Industrial Conglomerates)	10
4,404	Investor AB, Class - B (Diversified Financial Services)(a)	95
569	Kinnevik AB, Class - B (Diversified Financial Services)(a)	20
169	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	9
560	Lundin Energy AB (Oil, Gas & Consumable Fuels)	21
3,348	Nibe Industrier AB, Class - B (Building Products)	42
2,868	Sandvik AB (Machinery)	66
856	Securitas AB, B Shares (Commercial Services & Supplies)	14
1,234	Sinch AB (Software)(a)(b)	24
4,127	Skandinaviska Enskilda Banken AB, Class - A (Banks)	58
802	Skanska AB, B Shares (Construction & Engineering)	20
888	SKF AB, B Shares (Machinery)	21
1,316	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)	20
3,569	Svenska Handelsbanken AB, A Shares (Banks)	40
2,295	Swedbank AB, A Shares (Banks)	46
1,242	Tele2 AB, B Shares (Wireless Telecommunication Services)	18
7,063	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	80
5,733	Telia Co. AB (Diversified Telecommunication Services)(b)	24
3,442	Volvo AB, B Shares (Machinery)	77
318	Volvo AB, Class - A (Machinery)	7
		1,353

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland — 3.37%
4,239	ABB Ltd., Registered Shares (Electrical Equipment)	$142
371	Adecco Group AG (Professional Services)(b)	19
1,226	Alcon, Inc. (Health Care Equipment & Supplies)	99
117	Baloise Holding AG, Registered Shares (Insurance)	18
70	Banque Cantonale Vaudoise, Registered Shares (Banks)	5
8	Barry Callebaut AG, Registered Shares (Food Products)(b)	18
3	Chocoladefabriken Lindt & Spruengli AG (Food Products)	34
1,099	Chubb Ltd. (Insurance)	191
541	Clariant AG, Registered Shares (Chemicals)	10
520	Coca-Cola HBC AG (Beverages)	17
1,267	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	131
5,911	Credit Suisse Group AG, Registered Shares (Capital Markets)	58
361	Garmin Ltd. (Household Durables)	56
90	Geberit AG, Registered Shares (Building Products)	66
22	Givaudan SA, Registered Shares (Chemicals)	100
1,325	Holcim Ltd., Registered Shares (Construction Materials)(b)	64
559	Julius Baer Group Ltd. (Capital Markets)	37
137	Kuehne & Nagel International AG, Registered Shares (Marine)	47
392	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	35
181	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	136
7,034	Nestle SA, Registered Shares (Food Products)	847
5,422	Novartis AG, Registered Shares (Pharmaceuticals)	445
53	Partners Group Holding AG (Capital Markets)	83
75	Roche Holding AG (Pharmaceuticals)	31
5,841	Roche Holding AG (Pharmaceuticals)	2,130
102	Schindler Holding AG (Machinery)	27
50	Schindler Holding AG, Registered Shares (Machinery)	13
15	SGS SA, Registered Shares (Professional Services)(b)	44
345	Sika AG, Registered Shares (Chemicals)(b)	109
139	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	53
26	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	47
77	Swiss Life Holding AG (Insurance)	39
190	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	19
687	Swiss Re AG (Insurance)	59
66	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	38

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
800	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	$110
164	Temenos AG, Registered Shares (Software)	22
108	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	6
67	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	17
8,905	UBS Group AG (Capital Markets)	142
113	Vifor Pharma AG (Pharmaceuticals)	15
366	Zurich Financial Services AG (Insurance)	150
		5,729

	Taiwan — 0.52%
7,848	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	876

	United Arab Emirates — 0.00%
339	NMC Health PLC (Health Care Providers & Services)(a)(c)	—

	United Kingdom — 4.67%
2,438	3i Group PLC (Capital Markets)	42
5,849	abrdn PLC (Diversified Financial Services)	20
496	Admiral Group PLC (Insurance)	21
3,739	Amcor PLC (Containers & Packaging)	43
3,061	Anglo American PLC (Metals & Mining)	107
961	Antofagasta PLC (Metals & Mining)	17
549	Aon PLC, Class - A (Insurance)	157
651	Aptiv PLC (Auto Components)(a)	97
1,093	Ashtead Group PLC (Trading Companies & Distributors)	83
902	Associated British Foods PLC (Food Products)	22
3,206	AstraZeneca PLC (Pharmaceuticals)(b)	386
1,124	AstraZeneca PLC, ADR (Pharmaceuticals)	67
2,623	Auto Trader Group PLC (Interactive Media & Services)(b)	21
258	Aveva Group PLC (Software)	12
9,943	Aviva PLC (Insurance)	53
8,149	BAE Systems PLC (Aerospace & Defense)	62
42,413	Barclays PLC (Banks)	108
2,421	Barratt Developments PLC (Household Durables)	21
314	Berkeley Group Holdings PLC (Household Durables)	18
49,322	BP PLC (Oil, Gas & Consumable Fuels)	225
2,489	British Land Co. PLC (Equity Real Estate Investment Trusts)	17
21,316	BT Group PLC (Diversified Telecommunication Services)(a)	46
886	Bunzl PLC (Trading Companies & Distributors)	29
1,017	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	25
601	Clarivate PLC (Professional Services)(a)	13
530	Coca-Cola Europacific Partners PLC (Beverages)	29
4,480	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	92
7,756	Croda International PLC (Chemicals)	888
5,700	Diageo PLC (Beverages)	276
3,851	Direct Line Insurance Group PLC (Insurance)	15
1,304	Evraz PLC (Metals & Mining)	10

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
550	Ferguson PLC (Trading Companies & Distributors)	$76
12,229	GlaxoSmithKline PLC (Pharmaceuticals)	231
950	Halma PLC (Electronic Equipment, Instruments & Components)	36
823	Hargreaves Lansdown PLC (Capital Markets)	16
496	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	16
49,736	HSBC Holdings PLC (Banks)	260
3,731	Informa PLC (Media)(a)	27
8,931	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	571
405	Intertek Group PLC (Professional Services)	27
4,095	J Sainsbury PLC (Food & Staples Retailing)	16
1,250	JD Sports Fashion PLC (Specialty Retail)	18
474	Johnson Matthey PLC (Chemicals)	17
5,168	Kingfisher PLC (Specialty Retail)	23
1,659	Land Securities Group PLC (Equity Real Estate Investment Trusts)	15
15,153	Legal & General Group PLC (Insurance)	57
439	Liberty Global PLC, Class - A (Media)(a)	13
922	Liberty Global PLC, Class - C (Media)(a)	27
1,266	Linde PLC (Chemicals)	371
174,705	Lloyds Banking Group PLC (Banks)	109
766	London Stock Exchange Group PLC (Capital Markets)(b)	77
6,041	M&G PLC (Diversified Financial Services)	17
10,478	Melrose Industries PLC (Industrial Conglomerates)	24
1,214	Mondi PLC (Paper & Forest Products)	30
8,824	National Grid PLC (Multi-Utilities)	105
12,230	Natwest Group PLC (Banks)(b)	37
350	Next PLC (Multiline Retail)	38
1,147	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	26
1,722	Pearson PLC (Media)	17
795	Persimmon PLC (Household Durables)	28
1,175	Phoenix Group Holdings PLC (Insurance)	10
6,322	Prudential PLC (Insurance)	123
1,729	RecKitt Benckiser Group PLC (Household Products)	136
4,686	RELX PLC (Professional Services)	135
4,625	Rentokil Initial PLC (Commercial Services & Supplies)	36
2,735	Rio Tinto PLC (Metals & Mining)	179
20,995	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	39
9,988	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	222
9,016	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	200
325	Schroders PLC (Capital Markets)	16
2,795	Segro PLC (Equity Real Estate Investment Trusts)	45
377	Sensata Technologies Holding PLC (Electrical Equipment)(a)	21
626	Severn Trent PLC (Water Utilities)(b)	22
2,223	Smith & Nephew PLC (Health Care Equipment & Supplies)	38
939	Smiths Group PLC (Industrial Conglomerates)	18
184	Spirax-Sarco Engineering PLC (Machinery)	37

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
2,541	SSE PLC (Electric Utilities)	$53
21,551	St. James Place PLC (Capital Markets)	435
6,902	Standard Chartered PLC (Banks)	40
4,603	Stellantis N.V. (Automobiles)	88
7,703	Taylor Wimpey PLC (Household Durables)(b)	16
19,677	Tesco PLC (Food & Staples Retailing)	67
2,722	The Sage Group PLC (Software)	26
6,421	Unilever PLC (Personal Products)	348
1,702	United Utilities Group PLC (Water Utilities)	22
65,095	Vodafone Group PLC (Wireless Telecommunication Services)	99
468	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	21
5,878	William Morrison Supermarkets PLC (Food & Staples Retailing)	23
315	Willis Towers Watson PLC (Insurance)	73
		7,935

	United States — 63.01%
149	10X Genomics, Inc., Class - A (Life Sciences Tools & Services)(a)	22
1,414	3M Co. (Industrial Conglomerates)	248
352	A.O. Smith Corp. (Building Products)	21
4,326	Abbott Laboratories (Health Care Equipment & Supplies)	511
4,312	AbbVie, Inc. (Biotechnology)	465
110	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	36
1,555	Accenture PLC, Class - A (IT Services)	497
1,880	Activision Blizzard, Inc. (Entertainment)	145
1,163	Adobe, Inc. (Software)(a)	670
160	Advance Auto Parts, Inc. (Specialty Retail)	33
2,949	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	303
1,572	Aflac, Inc. (Insurance)	82
747	Agilent Technologies, Inc. (Life Sciences Tools & Services)	118
965	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	15
547	Air Products & Chemicals, Inc. (Chemicals)	140
412	Akamai Technologies, Inc. (IT Services)(a)	43
281	Albemarle Corp. (Chemicals)	62
330	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	63
181	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	120
25	Alleghany Corp. (Insurance)(a)	16
624	Alliant Energy Corp. (Electric Utilities)	35
918	Ally Financial, Inc. (Consumer Finance)	47
277	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	52
1,480	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	3,957
708	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	1,887
373	Altice USA, Inc., Class - A (Media)(a)	8
1,471	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	4,832
1,223	AMC Entertainment Holdings, Inc. (Entertainment)(a)	47
20	AMERCO (Road & Rail)	13
628	Ameren Corp. (Multi-Utilities)	51

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,201	American Electric Power Co., Inc. (Electric Utilities)	$97
1,672	American Express Co. (Consumer Finance)	280
184	American Financial Group, Inc. (Insurance)	23
2,083	American International Group, Inc. (Insurance)	114
1,108	American Tower Corp. (Equity Real Estate Investment Trusts)	294
441	American Water Works Co., Inc. (Water Utilities)	75
286	Ameriprise Financial, Inc. (Capital Markets)	76
394	AmerisourceBergen Corp. (Health Care Providers & Services)	47
1,410	Amgen, Inc. (Biotechnology)	300
1,444	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	106
1,296	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	217
3,608	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	30
215	ANSYS, Inc. (Software)(a)	73
598	Anthem, Inc. (Health Care Providers & Services)	223
40,673	Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,756
2,241	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	288
597	Aramark (Hotels, Restaurants & Leisure)	20
1,364	Archer-Daniels-Midland Co. (Food Products)	82
145	Arista Networks, Inc. (Communications Equipment)(a)	50
181	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	20
476	Arthur J. Gallagher & Co. (Insurance)	71
147	Assurant, Inc. (Insurance)	23
17,414	AT&T, Inc. (Diversified Telecommunication Services)	470
304	Atmos Energy Corp. (Gas Utilities)	27
533	Autodesk, Inc. (Software)(a)	152
194	Autoliv, Inc. (Auto Components)	17
1,047	Automatic Data Processing, Inc. (IT Services)	209
53	AutoZone, Inc. (Specialty Retail)(a)	90
210	Avalara, Inc. (Software)(a)	37
340	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	75
1,324	Avantor, Inc. (Life Sciences Tools & Services)(a)	54
211	Avery Dennison Corp. (Containers & Packaging)	44
1,637	Baker Hughes, Inc. (Energy Equipment & Services)	40
826	Ball Corp. (Containers & Packaging)	74
18,766	Bank of America Corp. (Banks)	797
646	Bath & Body Works, Inc. (Household Durables)	41
700	Bausch Health Companies, Inc. (Pharmaceuticals)(a)	20

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,224	Baxter International, Inc. (Health Care Equipment & Supplies)	$98
706	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	174
420	Bentley Systems, Inc., Class - B (Software)	25
3,229	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	881
559	Best Buy Co., Inc. (Specialty Retail)	59
366	Biogen, Inc. (Biotechnology)(a)	104
458	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	35
87	Bio-Techne Corp. (Life Sciences Tools & Services)	42
378	Black Knight, Inc. (IT Services)(a)	27
374	BlackRock, Inc., Class - A (Capital Markets)	314
12,507	Blackstone, Inc., Class - A (Capital Markets)	1,455
101	Booking Holdings, Inc. (Internet & Direct Marketing Retail)(a)	240
354	Booz Allen Hamilton Holding Corp. (IT Services)	28
595	BorgWarner, Inc. (Auto Components)	26
362	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	39
3,476	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	151
5,472	Bristol-Myers Squibb Co. (Pharmaceuticals)	324
993	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	482
292	Broadridge Financial Solutions, Inc. (IT Services)	49
300	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	12
611	Brown & Brown, Inc. (Insurance)	34
787	Brown-Forman Corp., Class - B (Beverages)	53
169	Burlington Stores, Inc. (Specialty Retail)(a)	48
341	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	30
12	Cable One, Inc. (Media)	22
674	Cadence Design Systems, Inc. (Software)(a)	102
509	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(a)	57
244	Camden Property Trust (Equity Real Estate Investment Trusts)	36
423	Campbell Soup Co. (Food Products)	18
746	Cardinal Health, Inc. (Health Care Providers & Services)	37
415	CarMax, Inc. (Specialty Retail)(a)	53
1,986	Carrier Global Corp. (Building Products)	103
402	Catalent, Inc. (Pharmaceuticals)(a)	53
1,331	Caterpillar, Inc. (Machinery)	256
283	CBOE Global Markets, Inc. (Capital Markets)	35
811	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	79
338	CDW Corp. (Electronic Equipment, Instruments & Components)	62
280	Celanese Corp., Series A (Chemicals)	42

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,400	Centene Corp. (Health Care Providers & Services)(a)	$87
1,266	CenterPoint Energy, Inc. (Multi-Utilities)	31
325	Ceridian HCM Holding, Inc. (Software)(a)	37
726	Cerner Corp. (Health Care Technology)	51
399	CF Industries Holdings, Inc. (Chemicals)	22
122	Charles River Laboratories International, Inc. (Life Sciences Tools & Services)(a)	50
578	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	56
4,704	Chevron Corp. (Oil, Gas & Consumable Fuels)	477
67	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	122
626	Church & Dwight Co., Inc. (Household Products)	52
836	Cigna Corp. (Health Care Providers & Services)	167
361	Cincinnati Financial Corp. (Insurance)	41
224	Cintas Corp. (Commercial Services & Supplies)	85
10,253	Cisco Systems, Inc. (Communications Equipment)	558
5,030	Citigroup, Inc. (Banks)	353
1,097	Citizens Financial Group, Inc. (Banks)	52
300	Citrix Systems, Inc. (Software)	32
576	Cloudflare, Inc., Class - A (Software)(a)	65
873	CME Group, Inc. (Capital Markets)	169
724	CMS Energy Corp. (Multi-Utilities)	43
430	Cognex Corp. (Electronic Equipment, Instruments & Components)	34
1,313	Cognizant Technology Solutions Corp. (IT Services)	97
1,982	Colgate-Palmolive Co. (Household Products)	150
11,162	Comcast Corp., Class - A (Media)	624
1,241	Conagra Brands, Inc. (Food Products)	42
3,306	ConocoPhillips (Oil, Gas & Consumable Fuels)	224
848	Consolidated Edison, Inc. (Multi-Utilities)	62
407	Constellation Brands, Inc., Class - A (Beverages)	86
534	Copart, Inc. (Commercial Services & Supplies)(a)	74
1,832	Corning, Inc. (Electronic Equipment, Instruments & Components)	67
1,807	Corteva, Inc. (Chemicals)	76
1,081	Costco Wholesale Corp. (Food & Staples Retailing)	486
178	Coupa Software, Inc. (Software)(a)	39
461	Crowdstrike Holdings, Inc., Class - A (Software)(a)	113
1,053	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	183
342	Crown Holdings, Inc. (Containers & Packaging)	34
5,583	CSX Corp. (Road & Rail)	166
356	Cummins, Inc. (Machinery)	80
3,238	CVS Health Corp. (Health Care Providers & Services)	275
832	D.R. Horton, Inc. (Household Durables)	70
6,050	Danaher Corp. (Health Care Equipment & Supplies)	1,841

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
338	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	$51
431	Datadog, Inc., Class - A (Software)(a)	61
185	DaVita, Inc. (Health Care Providers & Services)(a)	22
727	Deere & Co. (Machinery)	244
677	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals)(a)	70
418	Delta Air Lines, Inc. (Airlines)(a)	18
561	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	33
1,415	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	50
236	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	129
695	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	100
738	Discover Financial Services (Consumer Finance)	91
360	Discovery, Inc. (Media)(a)	9
768	Discovery, Inc., Class - C (Media)(a)	19
466	DocuSign, Inc. (Software)(a)	120
576	Dollar General Corp. (Multiline Retail)	122
565	Dollar Tree, Inc. (Multiline Retail)(a)	54
1,969	Dominion Energy, Inc. (Multi-Utilities)	144
99	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	47
350	Dover Corp. (Machinery)	54
1,796	Dow, Inc. (Chemicals)	103
669	DraftKings, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	32
766	Dropbox, Inc., Class - A (Software)(a)	22
490	DTE Energy Co. (Multi-Utilities)	55
1,872	Duke Energy Corp. (Electric Utilities)	183
938	Duke Realty Corp. (Equity Real Estate Investment Trusts)	45
1,299	DuPont de Nemours, Inc. (Chemicals)	88
426	Dynatrace, Inc. (Software)(a)	30
358	Eastman Chemical Co. (Chemicals)	36
1,696	eBay, Inc. (Internet & Direct Marketing Retail)	118
6,238	Ecolab, Inc. (Chemicals)	1,301
915	Edison International (Electric Utilities)	51
1,510	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	171
1,000	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	32
699	Electronic Arts, Inc. (Entertainment)	99
1,992	Eli Lilly & Co. (Pharmaceuticals)	460
1,451	Emerson Electric Co. (Electrical Equipment)	137
284	Enphase Energy, Inc. (Electrical Equipment)(a)	43
508	Entergy Corp. (Electric Utilities)	50
1,406	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	113
139	EPAM Systems, Inc. (IT Services)(a)	79
296	Equifax, Inc. (Professional Services)	75
221	Equinix, Inc. (Equity Real Estate Investment Trusts)	175
940	Equitable Holdings, Inc. (Diversified Financial Services)	28
866	Equity Residential (Equity Real Estate Investment Trusts)	70

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
63	Erie Indemnity Co., Class - A (Insurance)	$11
545	Essential Utilities, Inc. (Water Utilities)	25
158	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	51
309	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	64
581	Evergy, Inc. (Electric Utilities)	36
826	Eversource Energy (Electric Utilities)	68
376	Exact Sciences Corp. (Biotechnology)(a)	36
2,361	Exelon Corp. (Electric Utilities)	114
434	Expeditors International of Washington, Inc. (Air Freight & Logistics)	52
10,337	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	608
153	F5 Networks, Inc. (Communications Equipment)(a)	30
96	FactSet Research Systems, Inc. (Capital Markets)	38
75	Fair Isaac Corp. (Software)(a)	30
1,398	Fastenal Co. (Trading Companies & Distributors)	72
618	FedEx Corp. (Air Freight & Logistics)	136
1,510	Fidelity National Information Services, Inc. (IT Services)	184
5,286	First Republic Bank (Banks)	1,020
1,378	FirstEnergy Corp. (Electric Utilities)	49
1,441	Fiserv, Inc. (IT Services)(a)	156
193	FleetCor Technologies, Inc. (IT Services)(a)	50
331	FMC Corp. (Chemicals)	30
344	Fortinet, Inc. (Software)(a)	100
18,829	Fortive Corp. (Machinery)	1,328
336	Fortune Brands Home & Security, Inc. (Building Products)	30
641	Fox Corp., Class - A (Media)	26
244	Fox Corp., Class - B (Media)	9
748	Franklin Resources, Inc. (Capital Markets)	22
3,522	Freeport-McMoRan, Inc. (Metals & Mining)	115
209	Gartner, Inc. (IT Services)(a)	64
153	Generac Holdings, Inc. (Electrical Equipment)(a)	63
590	General Dynamics Corp. (Aerospace & Defense)	116
2,676	General Electric Co. (Industrial Conglomerates)	276
1,485	General Mills, Inc. (Food Products)	89
367	Genuine Parts Co. (Distributors)	44
3,055	Gilead Sciences, Inc. (Biotechnology)	213
728	Global Payments, Inc. (IT Services)	115
436	GoDaddy, Inc., Class - A (IT Services)(a)	30
208	Guidewire Software, Inc. (Software)(a)	25
2,310	Halliburton Co. (Energy Equipment & Services)	50
328	Hasbro, Inc. (Leisure Products)	29
656	HCA Healthcare, Inc. (Health Care Providers & Services)	159
1,263	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	42
100	HEICO Corp. (Aerospace & Defense)	13
183	HEICO Corp., Class - A (Aerospace & Defense)	22
370	Henry Schein, Inc. (Health Care Providers & Services)(a)	28

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
700	Hess Corp. (Oil, Gas & Consumable Fuels)	$55
3,301	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	47
684	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	90
613	Hologic, Inc. (Health Care Equipment & Supplies)(a)	45
1,699	Honeywell International, Inc. (Industrial Conglomerates)	361
749	Hormel Foods Corp. (Food Products)	31
1,807	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)(a)	30
979	Howmet Aerospace, Inc. (Aerospace & Defense)	31
3,051	HP, Inc. (Technology Hardware, Storage & Peripherals)	83
106	HubSpot, Inc. (Software)(a)	72
321	Humana, Inc. (Health Care Providers & Services)	125
3,515	Huntington Bancshares, Inc. (Banks)	54
103	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	20
194	IDEX Corp. (Machinery)	40
207	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	129
768	Illinois Tool Works, Inc. (Machinery)	159
355	Illumina, Inc. (Life Sciences Tools & Services)(a)	144
4,089	Incyte Corp. (Biotechnology)(a)	281
891	Ingersoll-Rand, Inc. (Machinery)(a)	45
158	Insulet Corp. (Health Care Equipment & Supplies)(a)	45
9,825	Intel Corp. (Semiconductors & Semiconductor Equipment)	523
1,375	Intercontinental Exchange, Inc. (Capital Markets)	158
2,182	International Business Machines Corp. (IT Services)	303
626	International Flavors & Fragrances, Inc. (Chemicals)	84
950	International Paper Co. (Containers & Packaging)	53
661	Intuit, Inc. (Software)	357
287	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	285
64	IPG Photonics Corp. (Electronic Equipment, Instruments & Components)(a)	10
468	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	112
722	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	31
196	Jack Henry & Associates, Inc. (IT Services)	32
339	Jacobs Engineering Group, Inc. (Construction & Engineering)	45
136	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	18
214	JB Hunt Transport Services, Inc. (Road & Rail)	36
6,418	Johnson & Johnson (Pharmaceuticals)	1,037
1,745	Johnson Controls International PLC (Building Products)	119
12,666	JPMorgan Chase & Co. (Banks)	2,074

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
879	Juniper Networks, Inc. (Communications Equipment)	$24
225	Kansas City Southern (Road & Rail)	61
653	Kellogg Co. (Food Products)	42
1,591	Keurig Dr Pepper, Inc. (Beverages)	54
2,368	KeyCorp (Banks)	51
447	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	73
827	Kimberly-Clark Corp. (Household Products)	110
4,978	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	83
1,264	KKR & Co., Inc., Class - A (Capital Markets)	77
377	KLA Corp. (Semiconductors & Semiconductor Equipment)	126
358	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	18
499	L3Harris Technologies, Inc. (Aerospace & Defense)	110
248	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	70
349	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	199
369	Lamb Weston Holding, Inc. (Food Products)	23
882	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(a)	32
147	Lear Corp. (Auto Components)	23
343	Leidos Holdings, Inc. (IT Services)	33
653	Lennar Corp., Class - A (Household Durables)	61
87	Lennox International, Inc. (Building Products)	26
54	Liberty Broadband Corp., Class - A (Media)(a)	9
382	Liberty Broadband Corp., Class - C (Media)(a)	66
476	Lincoln National Corp. (Insurance)	33
382	Live Nation Entertainment, Inc. (Entertainment)(a)	35
744	LKQ Corp. (Distributors)(a)	37
609	Lockheed Martin Corp. (Aerospace & Defense)	210
555	Loews Corp. (Insurance)	30
1,721	Lowe's Companies, Inc. (Specialty Retail)	349
2,503	Lumen Technologies, Inc. (Diversified Telecommunication Services)	31
669	Lyft, Inc., Class - A (Road & Rail)(a)	36
320	M&T Bank Corp. (Banks)	48
1,590	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	98
33	Markel Corp. (Insurance)(a)	39
1,187	MarketAxess Holdings, Inc. (Capital Markets)	500
667	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	99
1,231	Marsh & McLennan Companies, Inc. (Insurance)	186
159	Martin Marietta Materials, Inc. (Construction Materials)	54

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,969	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	$119
619	Masco Corp. (Building Products)	34
128	Masimo Corp. (Health Care Equipment & Supplies)(a)	35
2,152	MasterCard, Inc., Class - A (IT Services)	748
630	McCormick & Company, Inc. (Food Products)	51
1,820	McDonald's Corp. (Hotels, Restaurants & Leisure)	439
388	McKesson Corp. (Health Care Providers & Services)	77
359	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	603
6,178	Merck & Co., Inc. (Pharmaceuticals)	464
1,811	MetLife, Inc. (Insurance)	112
58	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	80
969	MGM Resorts International (Hotels, Restaurants & Leisure)	42
638	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	98
2,755	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	196
24,374	Microsoft Corp. (Software)	6,871
291	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	54
817	Moderna, Inc. (Biotechnology)(a)	314
144	Mohawk Industries, Inc. (Household Durables)(a)	26
139	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	38
479	Molson Coors Beverage Co., Class - B (Beverages)	22
3,449	Mondelez International, Inc., Class - A (Food Products)	201
124	MongoDB, Inc. (IT Services)(a)	58
410	Moody's Corp. (Capital Markets)	146
3,396	Morgan Stanley (Capital Markets)	330
409	Motorola Solutions, Inc. (Communications Equipment)	95
293	Nasdaq, Inc. (Capital Markets)	57
576	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	52
1,081	Netflix, Inc. (Entertainment)(a)	660
207	Neurocrine Biosciences, Inc. (Biotechnology)(a)	20
966	Newell Brands, Inc. (Household Durables)	21
1,948	Newmont Corp. (Metals & Mining)	106
4,787	NextEra Energy, Inc. (Electric Utilities)	376
3,079	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	447
943	NiSource, Inc. (Multi-Utilities)	23
128	Nordson Corp. (Machinery)	30
620	Norfolk Southern Corp. (Road & Rail)	148
484	Northern Trust Corp. (Capital Markets)	52
372	Northrop Grumman Corp. (Aerospace & Defense)	134
1,470	Nortonlifelock, Inc. (Software)	37
200	Novavax, Inc. (Biotechnology)(a)	41
738	Nucor Corp. (Metals & Mining)	73
9,860	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,043

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
8	NVR, Inc. (Household Durables)(a)	$38
164	Oak Street Health, Inc. (Health Care Providers & Services)(a)	7
2,279	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	67
287	Okta, Inc. (IT Services)(a)	68
234	Old Dominion Freight Line, Inc. (Road & Rail)	67
555	Omnicom Group, Inc. (Media)	40
984	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	45
1,109	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	64
4,562	Oracle Corp. (Software)	397
1,007	Otis Worldwide Corp. (Machinery)	83
250	Owens Corning (Building Products)	21
836	PACCAR, Inc. (Machinery)	66
243	Packaging Corporation of America (Containers & Packaging)	33
311	Parker Hannifin Corp. (Machinery)	87
790	Paychex, Inc. (IT Services)	89
127	PAYCOM Software, Inc. (Software)(a)	63
2,717	PayPal Holdings, Inc. (IT Services)(a)	707
3,369	PepsiCo, Inc. (Beverages)	507
280	PerkinElmer, Inc. (Life Sciences Tools & Services)	49
3,595	PG&E Corp. (Electric Utilities)(a)	35
1,054	Phillips 66 (Oil, Gas & Consumable Fuels)	74
284	Pinnacle West Capital Corp. (Electric Utilities)	21
565	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	94
1,092	Plug Power, Inc. (Electrical Equipment)(a)	28
1,033	PNC Financial Services Group, Inc. (Banks)	202
98	Pool Corp. (Distributors)	43
285	PPD, Inc. (Life Sciences Tools & Services)(a)	13
569	PPG Industries, Inc. (Chemicals)	81
1,944	PPL Corp. (Electric Utilities)	54
700	Principal Financial Group, Inc. (Insurance)	45
1,800	Prologis, Inc. (Equity Real Estate Investment Trusts)	226
953	Prudential Financial, Inc. (Insurance)	100
276	PTC, Inc. (Software)(a)	33
1,236	Public Service Enterprise Group, Inc. (Multi-Utilities)	75
647	PulteGroup, Inc. (Household Durables)	30
274	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	46
2,746	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	354
319	Quest Diagnostics, Inc. (Health Care Providers & Services)	46
471	Raymond James Financial, Inc. (Capital Markets)	43
3,687	Raytheon Technologies Corp. (Aerospace & Defense)	317
831	Realty Income Corp. (Equity Real Estate Investment Trusts)	54
373	Regency Centers Corp. (Equity Real Estate Investment Trusts)	25
258	Regeneron Pharmaceuticals, Inc. (Biotechnology)(a)	156

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,436	Regions Financial Corp. (Banks)	$52
557	Republic Services, Inc. (Commercial Services & Supplies)	67
354	ResMed, Inc. (Health Care Equipment & Supplies)	93
179	RingCentral, Inc., Class - A (Software)(a)	39
298	Robert Half International, Inc. (Professional Services)	30
282	Rockwell Automation, Inc. (Electrical Equipment)	83
266	Roku, Inc. (Household Durables)(a)	83
474	Rollins, Inc. (Commercial Services & Supplies)	17
254	Roper Technologies, Inc. (Industrial Conglomerates)	113
862	Ross Stores, Inc. (Specialty Retail)	94
327	RPM International, Inc. (Chemicals)	25
587	S&P Global, Inc. (Capital Markets)	249
2,364	Salesforce.com, Inc. (Software)(a)	641
270	SBA Communications Corp. (Equity Real Estate Investment Trusts)	89
3,354	Schlumberger Ltd. (Energy Equipment & Services)	99
293	Seagen, Inc. (Biotechnology)(a)	50
371	Sealed Air Corp. (Containers & Packaging)	20
747	Sempra Energy (Multi-Utilities)	94
478	ServiceNow, Inc. (Software)(a)	297
815	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	106
2,933	Sirius XM Holdings, Inc. (Media)	18
402	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	66
2,271	Snap, Inc., Class - A (Interactive Media & Services)(a)	168
132	Snap-on, Inc. (Machinery)	28
469	Snowflake, Inc., Class - A (IT Services)(a)	142
410	Southwest Airlines Co. (Airlines)(a)	21
394	Splunk, Inc. (Software)(a)	57
940	Square, Inc., Class - A (IT Services)(a)	225
470	SS&C Technologies Holdings, Inc. (Software)	33
388	Stanley Black & Decker, Inc. (Machinery)	68
2,875	Starbucks Corp. (Hotels, Restaurants & Leisure)	317
840	State Street Corp. (Capital Markets)	71
554	Steel Dynamics, Inc. (Metals & Mining)	32
273	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	51
468	Sunrun, Inc. (Electrical Equipment)(a)	21
2,381	SVB Financial Group (Banks)(a)	1,540
1,416	Synchrony Financial (Consumer Finance)	69
371	Synopsys, Inc. (Software)(a)	111
1,168	Sysco Corp. (Food & Staples Retailing)	92
548	T. Rowe Price Group, Inc. (Capital Markets)	108
289	Take-Two Interactive Software, Inc. (Entertainment)(a)	45
1,204	Target Corp. (Multiline Retail)	275
347	Teladoc Health, Inc. (Health Care Technology)(a)	44
116	Teledyne Technologies, Inc. (Aerospace & Defense)(a)	50
118	Teleflex, Inc. (Health Care Equipment & Supplies)	44

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,996	Tesla, Inc. (Automobiles)(a)	$1,548
2,248	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	432
551	Textron, Inc. (Aerospace & Defense)	38
1,676	The AES Corp. (Independent Power and Renewable Electricity Producers)	38
729	The Allstate Corp. (Insurance)	93
1,925	The Bank of New York Mellon Corp. (Capital Markets)	100
1,326	The Boeing Co. (Aerospace & Defense)(a)	292
303	The Carlyle Group, Inc. (Capital Markets)	14
3,526	The Charles Schwab Corp. (Capital Markets)	257
320	The Clorox Co. (Household Products)	53
9,996	The Coca-Cola Co. (Beverages)	524
126	The Cooper Companies, Inc. (Health Care Equipment & Supplies)	52
4,099	The Estee Lauder Companies, Inc. (Personal Products)	1,230
832	The Goldman Sachs Group, Inc. (Capital Markets)	315
870	The Hartford Financial Services Group, Inc. (Insurance)	61
358	The Hershey Co. (Food Products)	61
2,588	The Home Depot, Inc. (Specialty Retail)	850
935	The Interpublic Group of Companies, Inc. (Media)	34
291	The J.M. Smucker Co. (Food Products)	35
1,713	The Kraft Heinz Co. (Food Products)	63
1,752	The Kroger Co. (Food & Staples Retailing)	71
839	The Mosaic Co. (Chemicals)	30
5,957	The Procter & Gamble Co. (Household Products)	833
1,421	The Progressive Corp. (Insurance)	128
612	The Sherwin-Williams Co. (Chemicals)	171
2,569	The Southern Co. (Electric Utilities)	159
22,164	The TJX Companies, Inc. (Specialty Retail)	1,463
613	The Travelers Companies, Inc. (Insurance)	93
4,432	The Walt Disney Co. (Entertainment)(a)	750
1,057	The Western Union Co. (IT Services)	21
2,892	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	75
961	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	549
8,045	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	1,028
280	Tractor Supply Co. (Specialty Retail)	57
579	Trane Technologies PLC (Building Products)	100
129	TransDigm Group, Inc. (Aerospace & Defense)(a)	81
480	TransUnion (Professional Services)	54
628	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	52
3,323	Truist Financial Corp. (Banks)	195
1,353	Twilio, Inc., Class - A (IT Services)(a)	431
1,981	Twitter, Inc. (Interactive Media & Services)(a)	120
99	Tyler Technologies, Inc. (Software)(a)	45
753	Tyson Foods, Inc., Class - A (Food Products)	59
3,445	U.S. Bancorp (Banks)	205
2,965	Uber Technologies, Inc. (Road & Rail)(a)	133

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
748	UDR, Inc. (Equity Real Estate Investment Trusts)	$40
502	UGI Corp. (Gas Utilities)	21
127	Ulta Beauty, Inc. (Specialty Retail)(a)	46
1,616	Union Pacific Corp. (Road & Rail)	317
1,754	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	319
172	United Rentals, Inc. (Trading Companies & Distributors)(a)	60
5,895	UnitedHealth Group, Inc. (Health Care Providers & Services)	2,303
95	Unity Software, Inc. (Software)(a)	12
797	V.F. Corp. (Textiles, Apparel & Luxury Goods)	53
98	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)(a)	33
1,014	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	72
951	Ventas, Inc. (Equity Real Estate Investment Trusts)	53
244	VeriSign, Inc. (IT Services)(a)	50
372	Verisk Analytics, Inc., Class - A (Professional Services)	75
10,104	Verizon Communications, Inc. (Diversified Telecommunication Services)	546
633	Vertex Pharmaceuticals, Inc. (Biotechnology)(a)	115
1,359	ViacomCBS, Inc., Class - B (Media)	54
3,079	Viatris, Inc. (Pharmaceuticals)	42
1,310	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	37
4,117	Visa, Inc., Class - A (IT Services)	917
210	VMware, Inc., Class - A (Software)(a)	31
323	Voya Financial, Inc. (Diversified Financial Services)	20
338	Vulcan Materials Co. (Construction Materials)	57
367	W.R. Berkley Corp. (Insurance)	27
109	W.W. Grainger, Inc. (Trading Companies & Distributors)	43
1,782	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	84
3,766	Walmart, Inc. (Food & Staples Retailing)	525
1,025	Waste Management, Inc. (Commercial Services & Supplies)	153
148	Waters Corp. (Life Sciences Tools & Services)(a)	53
174	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	44
768	WEC Energy Group, Inc. (Multi-Utilities)	68
9,969	Wells Fargo & Co. (Banks)	463
1,035	Welltower, Inc. (Equity Real Estate Investment Trusts)	85
180	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	76
722	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(a)	41
459	Westinghouse Air Brake Technologies Corp. (Machinery)	40
649	WestRock Co. (Containers & Packaging)	32
1,901	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	68
151	Whirlpool Corp. (Household Durables)	31
2,488	Workday, Inc., Class - A (Software)(a)	622

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
439	WP Carey, Inc. (Equity Real Estate Investment Trusts)	$32
240	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	20
1,269	Xcel Energy, Inc. (Electric Utilities)	79
590	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	89
459	Xylem, Inc. (Machinery)	57
727	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	89
127	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	65
285	Zendesk, Inc. (Software)(a)	33
508	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	74
1,157	Zoetis, Inc. (Pharmaceuticals)	225
507	Zoom Video Communications, Inc., Class - A (Software)(a)	133
184	Zscaler, Inc. (Software)(a)	48
		107,199

	Total Common Stocks	166,890

	Preferred Stocks — 0.06%
	Germany — 0.06%
121	Bayerische Motoren Werke Aktiengesellschaft - Preferred (Automobiles)	9
148	FUCHS PETROLUB SE - Preferred (Chemicals)	7
452	Henkel AG & Co. KGAA - Preferred (Household Products)	42
65	Sartorius AG - Preferred (Health Care Equipment & Supplies)	41

	Total Preferred Stocks	99

	Right — 0.00%
	Australia — 0.00%
772	Transurban Group, 10/11/21 (Transportation Infrastructure)(a)	1

	Total Right	1

	Investment Company — 1.42%
2,408,026	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	2,408

	Total Investment Company	2,408

	Total Investments (cost $119,553) — 99.58%	169,398
	Other assets in excess of liabilities — 0.42%	710

	Net Assets - 100.00%	$170,108

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2021.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	78.07%	-	20.03%	98.10%
Preferred Stocks	0.06%	-	-	0.06%
Right	0.00%	-	-	0.00%
Investment Company	0.04%	1.38%	-	1.42%
Other Assets (Liabilities)	0.17%	0.14%	0.11%	0.42%
Total Net Assets	78.34%	1.52%	20.14%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	6	12/17/21	$1,289	$(56)
MSCI EAFE Index Future	9	12/17/21	1,020	(46)
			$2,309	$(102)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(102)
	Total Net Unrealized Appreciation/(Depreciation)			$(102)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.39%
	Australia — 2.01%
126	Afterpay Ltd. (IT Services)(a)	$11
358	AGL Energy Ltd. (Multi-Utilities)	1
136	Ampol Ltd. (Oil, Gas & Consumable Fuels)	3
674	APA Group (Gas Utilities)	4
330	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	11
111	ASX Ltd. (Capital Markets)	6
1,017	Aurizon Holdings Ltd. (Road & Rail)	3
1,140	AusNet Services (Electric Utilities)	2
1,641	Australia & New Zealand Banking Group Ltd. (Banks)	33
1,695	BHP Billiton Ltd. (Metals & Mining)	46
1,247	BHP Group Ltd. (Metals & Mining)	31
288	BlueScope Steel Ltd. (Metals & Mining)	4
827	Brambles Ltd. (Commercial Services & Supplies)	6
38	Cochlear Ltd. (Health Care Equipment & Supplies)	6
767	Coles Group Ltd. (Food & Staples Retailing)	9
1,016	Commonwealth Bank of Australia (Banks)	76
315	Computershare Ltd. (IT Services)	4
203	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	1
616	Dexus (Equity Real Estate Investment Trusts)	5
35	Domino's Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	4
767	Endeavour Group Ltd. (Food & Staples Retailing)	4
1,137	Evolution Mining Ltd. (Metals & Mining)	3
970	Fortescue Metals Group Ltd. (Metals & Mining)	10
962	Goodman Group (Equity Real Estate Investment Trusts)	15
1,409	Insurance Australia Group Ltd. (Insurance)	5
394	LendLease Group (Real Estate Management & Development)(b)	3
198	Macquarie Group Ltd. (Capital Markets)	26
79	Magellan Financial Group Ltd. (Capital Markets)	2
1,575	Medibank Private Ltd. (Insurance)	4
2,252	Mirvac Group (Equity Real Estate Investment Trusts)	5
1,900	National Australia Bank Ltd. (Banks)	37
469	Newcrest Mining Ltd. (Metals & Mining)	8
632	Northern Star Resources Ltd. (Metals & Mining)	4
221	Orica Ltd. (Chemicals)	2
1,007	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	3
503	Qantas Airways Ltd. (Airlines)(a)	2
878	QBE Insurance Group Ltd. (Insurance)	7
29	REA Group Ltd. (Interactive Media & Services)	3
166	Reece Ltd. (Trading Companies & Distributors)	2
213	Rio Tinto Ltd. (Metals & Mining)	15
1,072	Santos Ltd. (Oil, Gas & Consumable Fuels)	5
2,969	Scentre Group (Equity Real Estate Investment Trusts)	6
192	SEEK Ltd. (Professional Services)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
260	Sonic Healthcare Ltd. (Health Care Providers & Services)	$8
2,630	South32 Ltd. (Metals & Mining)	7
1,366	Stockland (Equity Real Estate Investment Trusts)	4
734	Suncorp Group Ltd. (Insurance)	7
756	Sydney Airport (Transportation Infrastructure)(a)	4
1,271	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	4
2,363	Telstra Corp. Ltd. (Diversified Telecommunication Services)	7
1,059	The GPT Group (Equity Real Estate Investment Trusts)	4
1,585	Transurban Group (Transportation Infrastructure)	16
413	Treasury Wine Estates Ltd. (Beverages)	4
2,104	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	2
130	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)^	4
654	Wesfarmers Ltd. (Food & Staples Retailing)	26
2,114	Westpac Banking Corp. (Banks)	40
84	WiseTech Global Ltd. (Software)	3
552	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	9
731	Woolworths Group Ltd. (Food & Staples Retailing)	21
		611

	Austria — 0.07%
160	Erste Group Bank AG (Banks)	8
84	OMV AG (Oil, Gas & Consumable Fuels)	5
88	Raiffeisen Bank International AG (Banks)(b)	2
39	Verbund AG (Electric Utilities)	4
63	Voestalpine AG (Metals & Mining)	2
		21

	Belgium — 0.26%
100	Ageas SA (Insurance)	5
451	Anheuser-Busch InBev N.V. (Beverages)	25
35	Colruyt SA (Food & Staples Retailing)	2
17	Elia Group SA/NV (Electric Utilities)(b)	2
65	Groupe Bruxelles Lambert SA (Diversified Financial Services)	7
149	KBC Group N.V. (Banks)	13
83	Proximus SADP (Diversified Telecommunication Services)	2
9	Sofina SA (Diversified Financial Services)	4
42	Solvay SA, Class - A (Chemicals)	5
72	UCB SA (Pharmaceuticals)	8
113	Umicore SA (Chemicals)(b)	7
		80

	Bermuda — 0.20%
231	Arch Capital Group Ltd. (Insurance)(a)	9
76	Athene Holding Ltd., Class - A (Insurance)(a)	5
81	Bunge Ltd. (Food Products)	7
23	Everest Re Group Ltd. (Insurance)	6
224	IHS Markit Ltd. (Professional Services)	25
198	Invesco Ltd. (Capital Markets)	5

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Bermuda (continued)
29	RenaissanceRe Holdings Ltd. (Insurance)	$4
		61

	Canada — 3.88%
100	Agnico Eagle Mines Ltd. (Metals & Mining)	5
100	Air Canada (Airlines)(a)(b)	2
407	Algonquin Power & Utilities Corp. (Multi-Utilities)^	6
500	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	19
200	AltaGas Ltd. (Gas Utilities)	4
100	Atco Ltd., Class - I (Multi-Utilities)	3
600	B2gold Corp. (Metals & Mining)	2
200	Ballard Power Systems, Inc. (Electrical Equipment)(a)	3
419	Bank of Montreal (Banks)	42
1,100	Barrick Gold Corp. (Metals & Mining)	20
300	Blackberry Ltd. (Software)(a)	3
750	Brookfield Asset Management, Inc. (Capital Markets)	40
200	Cameco Corp. (Oil, Gas & Consumable Fuels)	4
50	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	2
250	Canadian Imperial Bank of Commerce (Banks)^	28
429	Canadian National Railway Co. (Road & Rail)	50
700	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	26
400	Canadian Pacific Railway Ltd. (Road & Rail)	26
100	Canadian Utilities Ltd., Class - A (Multi-Utilities)	3
100	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	1
100	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	5
800	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	8
100	CGI, Inc. (IT Services)(a)	8
26	Constellation Software, Inc. (Software)	43
200	Dollarama, Inc. (Multiline Retail)	9
200	Emera, Inc. (Electric Utilities)	9
100	Empire Co. Ltd. (Food & Staples Retailing)	3
1,195	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	48
36	Fairfax Financial Holdings Ltd. (Insurance)	15
400	First Quantum Minerals Ltd. (Metals & Mining)	7
250	Fortis, Inc. (Electric Utilities)	11
139	Franco-Nevada Corp. (Metals & Mining)	18
100	GFL Environmental, Inc. (Commercial Services & Supplies)	4
100	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	4
200	Great-West Lifeco, Inc. (Insurance)	6
200	Hydro One Ltd. (Electric Utilities)(b)	5
38	iA Financial Corp., Inc. (Insurance)	2
50	IGM Financial, Inc. (Capital Markets)	2
149	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	5
100	Intact Financial Corp. (Insurance)	13

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
200	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	$3
400	Ivanhoe Mines Ltd. (Metals & Mining)(a)	3
100	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	3
700	Kinross Gold Corp. (Metals & Mining)	4
150	Kirkland Lake Gold Ltd. (Metals & Mining)	6
100	Lightspeed Commerce, Inc. (Software)(a)	10
137	Loblaw Companies Ltd. (Food & Staples Retailing)	9
73	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	30
400	Lundin Mining Corp. (Metals & Mining)(b)	3
200	Magna International, Inc. (Auto Components)	15
1,100	Manulife Financial Corp. (Insurance)	21
100	Metro, Inc. (Food & Staples Retailing)	5
230	National Bank of Canada (Banks)	18
100	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)(b)	3
300	Nutrien Ltd. (Chemicals)	19
145	Open Text Corp. (Software)(b)	7
100	Pan American Silver Corp. (Metals & Mining)	2
100	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	3
352	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	11
320	Power Corp. of Canada (Insurance)	11
100	Quebecor, Inc. (Media)	2
200	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	12
100	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	2
100	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	6
200	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	9
791	Royal Bank of Canada (Banks)	79
200	Saputo, Inc. (Food Products)(b)	5
300	Shaw Communications, Inc., Class - B (Media)	9
76	Shopify, Inc. (IT Services)(a)	104
300	Sun Life Financial, Inc. (Insurance)	15
850	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	18
600	TC Energy Corp. (Oil, Gas & Consumable Fuels)	29
300	Teck Resources Ltd., Class - B (Metals & Mining)	7
300	TELUS Corp. (Diversified Telecommunication Services)	7
672	The Bank of Nova Scotia (Banks)	41
1,048	The Toronto-Dominion Bank (Banks)	69
100	Thomson Reuters Corp. (Professional Services)	11
100	Toromont Industries, Ltd. (Trading Companies & Distributors)	8
200	Waste Connections, Inc. (Commercial Services & Supplies)	25

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
100	West Fraser Timber Co. Ltd. (Paper & Forest Products)	$8
275	Wheaton Precious Metals Corp. (Metals & Mining)	10
34	WSP Global, Inc. (Construction & Engineering)(b)	4
600	Yamana Gold, Inc. (Metals & Mining)	2
		1,182

	China — 0.04%
29	Futu Holdings Ltd., ADR (Capital Markets)(a)	3
100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	4
1,000	SITC International Holdings Co. Ltd. (Marine)	4
		11

	Denmark — 0.48%
2	A.P. Moller - Maersk A/S, Class - A (Marine)	5
3	A.P. Moller - Maersk A/S, Class - B (Marine)	8
96	Ambu A/S, Class - B (Health Care Equipment & Supplies)	3
57	Carlsberg A/S, Class - B (Beverages)	9
60	Christian Hansen Holding A/S (Chemicals)(b)	5
68	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	11
395	Danske Bank A/S (Banks)	7
62	Demant A/S (Health Care Equipment & Supplies)(a)	3
119	DSV A/S (Road & Rail)	28
70	GN Store Nord A/S (Health Care Equipment & Supplies)	5
118	Novozymes A/S, B Shares (Chemicals)	8
112	Orsted A/S (Electric Utilities)(b)	15
59	Pandora A/S (Textiles, Apparel & Luxury Goods)	7
5	ROCKWOOL International A/S, B Shares (Building Products)	2
208	Tryg A/S (Insurance)(b)	5
598	Vestas Wind Systems A/S (Electrical Equipment)	24
		145

	Finland — 0.40%
81	Elisa Oyj (Diversified Telecommunication Services)	5
271	Fortum Oyj (Electric Utilities)	8
156	Kesko Oyj, Class - B (Food & Staples Retailing)	5
195	Kone Oyj, Class - B (Machinery)	14
252	Neste Oyj (Oil, Gas & Consumable Fuels)	14
3,197	Nokia Oyj (Communications Equipment)(a)	18
1,916	Nordea Bank Abp (Banks)	24
299	Sampo Oyj, Class - A (Insurance)	15
333	Stora Enso Oyj, R Shares (Paper & Forest Products)	6
306	UPM-Kymmene Oyj (Paper & Forest Products)	11
271	Wartsila Oyj Abp (Machinery)	3
		123

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France — 2.99%
99	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	$4
16	Aeroports de Paris (Transportation Infrastructure)(a)	2
279	Air Liquide SA (Chemicals)	45
179	Alstom SA (Machinery)	7
35	Amundi SA (Capital Markets)(b)	3
35	Arkema SA (Chemicals)	5
54	Atos SE (IT Services)	3
1,143	AXA SA (Insurance)	32
663	BNP Paribas SA (Banks)	42
481	Bollore SA (Air Freight & Logistics)	3
131	Bouygues SA (Construction & Engineering)	5
168	Bureau Veritas SA (Professional Services)(b)	5
93	Capgemini SE (IT Services)	19
379	Carrefour SA (Food & Staples Retailing)(b)	7
93	CNP Assurances (Insurance)	1
299	Compagnie de Saint-Gobain (Building Products)	20
102	Compagnie Generale des Etablissements Michelin (Auto Components)	16
30	Covivio (Equity Real Estate Investment Trusts)	3
671	Credit Agricole SA (Banks)	9
386	Danone SA (Food Products)	26
393	Dassault Systemes SE (Software)	21
141	Edenred (Commercial Services & Supplies)	8
49	Eiffage SA (Construction & Engineering)(b)	5
264	Electricite de France SA (Electric Utilities)	3
1,084	Engie SA (Multi-Utilities)	14
169	EssilorLuxottica SA (Health Care Equipment & Supplies)	32
23	Eurazeo SE (Diversified Financial Services)	2
64	Faurecia SE (Auto Components)	3
26	Gecina SA (Equity Real Estate Investment Trusts)(b)	3
252	Getlink SE (Transportation Infrastructure)	4
19	Hermes International (Textiles, Apparel & Luxury Goods)	26
21	Ipsen SA (Pharmaceuticals)	2
44	Kering SA (Textiles, Apparel & Luxury Goods)	31
118	Klepierre SA (Equity Real Estate Investment Trusts)	3
55	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	3
155	Legrand SA (Electrical Equipment)	17
148	L'Oreal SA (Personal Products)	61
163	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	118
1,142	Orange SA (Diversified Telecommunication Services)(b)	12
30	Orpea (Health Care Providers & Services)(b)	3
124	Pernod Ricard SA (Beverages)	27
132	Publicis Groupe SA (Media)	9
13	Remy Cointreau SA (Beverages)	3
110	Renault SA (Automobiles)(a)(b)	4
318	Schneider Electric SE (Electrical Equipment)(b)	53
86	SCOR SE (Insurance)	2

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
16	SEB SA (Household Durables)	$2
486	Societe Generale SA (Banks)	15
51	Sodexo SA (Hotels, Restaurants & Leisure)(a)	4
201	Suez SA (Multi-Utilities)	5
36	Teleperformance (Professional Services)	14
1,471	TotalEnergies SE (Oil, Gas & Consumable Fuels)^	70
53	UbiSoft Entertainment SA (Entertainment)(a)	3
71	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	5
131	Valeo SA (Auto Components)	4
390	Veolia Environnement SA (Multi-Utilities)	12
314	Vinci SA (Construction & Engineering)	33
407	Vivendi SA (Entertainment)^	5
15	Wendel SE (Diversified Financial Services)	2
136	Worldline SA (IT Services)(a)(b)	10
		910

	Germany — 2.52%
112	adidas AG (Textiles, Apparel & Luxury Goods)	35
243	Allianz SE (Insurance)	54
571	Aroundtown SA (Real Estate Management & Development)(b)	4
542	BASF SE (Chemicals)	41
197	Bayerische Motoren Werke AG (Automobiles)	19
45	Bechtle AG (IT Services)	3
88	Brenntag AG (Trading Companies & Distributors)	8
23	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	4
573	Commerzbank AG (Banks)(a)	4
68	Continental AG (Auto Components)(a)	7
111	Covestro AG (Chemicals)(b)	8
505	Daimler AG (Automobiles)(b)	45
93	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	12
1,239	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	16
113	Deutsche Boerse AG (Capital Markets)	18
372	Deutsche Lufthansa AG, Registered Shares (Airlines)^(a)	3
585	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	37
1,967	Deutsche Telekom AG (Diversified Telecommunication Services)	39
206	Deutsche Wohnen SE (Real Estate Management & Development)	13
1,300	E.ON SE (Multi-Utilities)	16
120	Evonik Industries AG (Chemicals)	4
119	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	8
88	GEA Group AG (Machinery)	4
35	Hannover Rueckversicherung SE (Insurance)	6
85	HeidelbergCement AG (Construction Materials)	6
95	HelloFresh SE (Internet & Direct Marketing Retail)(a)	9
59	Henkel AG & Co. KGAA (Household Products)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
772	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	$32
41	KION Group AG (Machinery)(b)	4
42	Knorr-Bremse AG (Machinery)	4
48	Lanxess AG (Chemicals)	3
41	LEG Immobilien AG (Real Estate Management & Development)	6
32	MTU Aero Engines AG (Aerospace & Defense)	7
83	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	23
33	Nemetschek SE (Software)	3
60	Puma SE (Textiles, Apparel & Luxury Goods)(b)	7
3	Rational AG (Machinery)	3
386	RWE AG (Multi-Utilities)	14
615	SAP SE (Software)	83
50	Scout24 AG (Interactive Media & Services)(b)	3
451	Siemens AG, Registered Shares (Industrial Conglomerates)	74
226	Siemens Energy AG (Electric Utilities)(a)	6
161	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	10
74	Symrise AG (Chemicals)(b)	10
92	TeamViewer AG (Software)(a)(b)	3
627	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	2
56	Uniper SE (Independent Power and Renewable Electricity Producers)	2
58	United Internet AG (Diversified Telecommunication Services)(b)	2
12	Vitesco Technologies Group AG (Auto Components)(a)	1
19	Volkswagen AG (Automobiles)	6
323	Vonovia SE (Real Estate Management & Development)	19
133	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	12
		767

	Hong Kong — 0.90%
6,892	AIA Group Ltd. (Insurance)	79
2,000	BOC Hong Kong Holdings Ltd. (Banks)	6
1,000	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	3
1,200	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	2
1,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	6
1,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	10
500	CK Infrastructure Holdings Ltd. (Electric Utilities)	3
1,000	CLP Holdings Ltd. (Electric Utilities)	10
1,200	ESR Cayman Ltd. (Real Estate Management & Development)(a)(b)	4
1,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	5
1,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2
400	Hang Seng Bank Ltd. (Banks)	7

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
1,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	$4
1,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	1
2,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	3
5,985	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	9
723	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	44
700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	3
126	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	1
1,000	MTR Corp. Ltd. (Road & Rail)	5
1,250	New World Development Co. Ltd. (Real Estate Management & Development)	5
779	Power Assets Holdings Ltd. (Electric Utilities)	5
1,200	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	2
2,000	Sino Land Co. Ltd. (Real Estate Management & Development)	3
1,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)(a)	1
1,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	12
139	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1
600	Swire Properties Ltd. (Real Estate Management & Development)	2
757	Techtronic Industries Co. Ltd. (Household Durables)	15
1,173	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	10
4,228	WH Group Ltd. (Food Products)(b)	3
1,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	5
800	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	1
1,000	Xinyi Glass Holdings Ltd. (Auto Components)	3
		275

	Ireland (Republic of) — 0.96%
51	Allegion PLC (Building Products)	7
464	CRH PLC (Construction Materials)(b)	22
56	DCC PLC (Industrial Conglomerates)(b)	5
235	Eaton Corp. PLC (Electrical Equipment)	34
547	Experian PLC (Professional Services)	23
99	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	20
128	Horizon Therapeutics PLC (Pharmaceuticals)(a)	14
262	James Hardie Industries PLC (Construction Materials)	9
96	Kerry Group PLC, Class - A (Food Products)	13
88	Kingspan Group PLC (Building Products)	9
793	Medtronic PLC (Health Care Equipment & Supplies)	98
95	Pentair PLC (Machinery)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of) (continued)
128	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	$11
146	Smurfit Kappa Group PLC (Containers & Packaging)(b)	8
57	STERIS PLC (Health Care Equipment & Supplies)	12
		292

	Isle of Man — 0.03%
346	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	10

	Israel — 0.20%
26	Azrieli Group Ltd. (Real Estate Management & Development)	2
649	Bank Hapoalim BM (Banks)	6
831	Bank Leumi Le (Banks)	7
62	Check Point Software Technologies Ltd. (Software)(a)	7
23	CyberArk Software Ltd. (Software)(a)	4
383	ICL Group Ltd. (Chemicals)(b)	3
—	Isracard Ltd. (Consumer Finance)	—
665	Israel Discount Bank Ltd., Class - A (Banks)(a)	4
76	Mizrahi Tefahot Bank Ltd. (Banks)	3
37	Nice Ltd. (Software)(a)	10
31	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	8
32	Wix.com Ltd. (IT Services)(a)	6
		60

	Italy — 0.66%
71	Amplifon SpA (Health Care Providers & Services)	3
657	Assicurazioni Generali SpA (Insurance)	14
284	Atlantia SpA (Transportation Infrastructure)(a)	5
316	Davide Campari-Milano N.V. (Beverages)	4
14	Diasorin SpA (Health Care Equipment & Supplies)	3
4,799	Enel SpA (Electric Utilities)(b)	38
1,495	Eni SpA (Oil, Gas & Consumable Fuels)	20
75	Ferrari N.V. (Automobiles)	16
349	FinecoBank Banca Fineco SpA (Banks)(a)	6
183	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	2
9,761	Intesa Sanpaolo SpA (Banks)(b)	29
356	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	4
117	Moncler SpA (Textiles, Apparel & Luxury Goods)	7
252	Nexi SpA (IT Services)(a)(b)	5
299	Poste Italiane SpA (Insurance)(b)	4
145	Prusmian SpA (Electrical Equipment)	5
60	Recordati SpA (Pharmaceuticals)	3
1,155	Snam SpA (Oil, Gas & Consumable Fuels)	6
3,278	Telecom Italia SpA (Diversified Telecommunication Services)	1
5,702	Telecom Italia SpA (Diversified Telecommunication Services)	2
805	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
1,264	Unicredit SpA (Banks)	$17
		200

	Japan — 6.63%
42	ABC-Mart, Inc. (Specialty Retail)	2
200	ACOM Co. Ltd. (Consumer Finance)	1
100	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	9
400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	11
100	AGC, Inc. (Building Products)	5
100	Aisin Seiki Co. Ltd. (Auto Components)	4
100	ANA Holdings, Inc. (Airlines)(a)(b)	3
100	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	3
100	Azbil Corp. (Electronic Equipment, Instruments & Components)	4
100	Bandai Namco Holdings, Inc. (Leisure Products)	8
333	Bridgestone Corp. (Auto Components)	16
100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	2
600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	15
100	Capcom Co. Ltd. (Entertainment)	3
100	Casio Computer Co. Ltd. (Household Durables)	2
100	Central Japan Railway Co. (Road & Rail)	16
400	Chubu Electric Power Co., Inc. (Electric Utilities)	5
600	Concordia Financial Group Ltd. (Banks)	2
200	CyberAgent, Inc. (Media)	4
100	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2
30	Daifuku Co. Ltd. (Machinery)	3
586	Dai-ichi Life Holdings, Inc. (Insurance)	13
120	Daikin Industries Ltd. (Building Products)	26
300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	10
1	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	3
800	Daiwa Securities Group, Inc. (Capital Markets)	5
256	Denso Corp. (Auto Components)	17
100	Dentsu Group, Inc. (Media)	4
35	Disco Corp. (Semiconductors & Semiconductor Equipment)	10
200	East Japan Railway Co. (Road & Rail)	14
1,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	7
149	FANUC Corp. (Machinery)	33
100	Fuji Electric Co. Ltd. (Electrical Equipment)	5
200	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	17
152	Fujitsu Ltd. (IT Services)(b)	27
2	GLP J-REIT (Equity Real Estate Investment Trusts)	3
100	Hakuhodo DY Holdings, Inc. (Media)	2
100	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	6
100	Hankyu Hanshin Holdings, Inc. (Road & Rail)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
27	Hikari Tsushin, Inc. (Specialty Retail)	$5
200	Hino Motors Ltd. (Machinery)	2
42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	7
100	Hitachi Construction Machinery Co. Ltd. (Machinery)	3
100	Hitachi Metals Ltd. (Metals & Mining)	2
900	Honda Motor Co. Ltd. (Automobiles)	28
200	HOYA Corp. (Health Care Equipment & Supplies)	31
200	Hulic Co. Ltd. (Real Estate Management & Development)(b)	2
100	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	6
152	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	4
100	Iida Group Holdings Co. Ltd. (Household Durables)	3
600	Inpex Corp. (Oil, Gas & Consumable Fuels)	5
300	Isuzu Motors Ltd. (Automobiles)	4
700	ITOCHU Corp. (Trading Companies & Distributors)	20
100	ITOCHU Techno-Solutions Corp. (IT Services)	3
48	Japan Airlines Co. Ltd. (Airlines)(a)(b)	1
300	Japan Exchange Group, Inc. (Capital Markets)	7
200	Japan Post Bank Co. Ltd. (Banks)	2
900	Japan Post Holdings Co. Ltd. (Insurance)(b)	8
100	Japan Post Insurance Co. Ltd. (Insurance)(b)	2
1	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	6
4	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	4
300	JFE Holdings, Inc. (Metals & Mining)	4
300	Kajima Corp. (Construction & Engineering)	4
100	Kakaku.com, Inc. (Interactive Media & Services)	3
100	Kansai Paint Co. Ltd. (Chemicals)	2
327	Kao Corp. (Personal Products)	19
974	KDDI Corp. (Wireless Telecommunication Services)	32
32	Keio Corp. (Road & Rail)	2
100	Keisei Electric Railway Co. Ltd. (Road & Rail)	3
134	Keyence Corp. (Electronic Equipment, Instruments & Components)	79
100	Kikkoman Corp. (Food Products)	8
100	Kintetsu Group Holdings Co. Ltd. (Road & Rail)(a)	3
500	Kirin Holdings Co. Ltd., Class - C (Beverages)	9
100	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	3
34	Koito Manufacturing Co. Ltd. (Auto Components)	2
500	Komatsu Ltd. (Machinery)	12
100	Konami Holdings Corp. (Entertainment)	6
43	Kose Corp. (Personal Products)	5
600	Kubota Corp. (Machinery)	13
100	Kurita Water Industries Ltd. (Machinery)	5

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	$13
200	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	7
100	Lion Corp. (Household Products)	2
200	Lixil Corp. (Building Products)	6
300	M3, Inc. (Health Care Technology)	21
100	Makita Corp. (Machinery)	5
900	Marubeni Corp. (Trading Companies & Distributors)	7
300	Mazda Motor Corp. (Automobiles)(a)	3
100	Medipal Holdings Corp. (Health Care Providers & Services)	2
100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	6
200	MINEBEA MITSUMI, Inc. (Machinery)	5
200	MISUMI Group, Inc. (Machinery)	9
700	Mitsubishi Corp. (Trading Companies & Distributors)	22
1,000	Mitsubishi Electric Corp. (Electrical Equipment)	14
700	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	11
100	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	2
200	Mitsubishi Heavy Industries Ltd. (Machinery)	5
6,979	Mitsubishi UFJ Financial Group, Inc. (Banks)	41
400	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	2
100	Mitsui Chemicals, Inc. (Chemicals)	3
500	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	12
100	Miura Co. Ltd. (Machinery)	4
1,410	Mizuho Financial Group, Inc. (Banks)	20
200	MonotaRO Co. Ltd. (Trading Companies & Distributors)	4
230	MS&AD Insurance Group Holdings, Inc. (Insurance)	8
337	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	30
100	Nabtesco Corp. (Machinery)	4
130	NEC Corp. (Technology Hardware, Storage & Peripherals)	7
300	Nexon Co. Ltd. (Entertainment)	5
100	NGK Insulators Ltd. (Machinery)	2
100	NH Foods Ltd. (Food Products)	4
300	Nidec Corp. (Electrical Equipment)	33
200	Nihon M&A Center Holdings, Inc. (Professional Services)	6
45	Nintendo Co. Ltd. (Entertainment)	22
1	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)(b)	6
400	Nippon Paint Holdings Co. Ltd. (Chemicals)	4
1	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	3
500	Nippon Steel Corp. (Metals & Mining)(b)	9
762	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	21
100	Nippon Yusen Kabushiki Kaisha (Marine)	7
1,300	Nissan Motor Co. Ltd. (Automobiles)(a)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
154	Nisshin Seifun Group, Inc. (Food Products)	$3
100	Nitto Denko Corp. (Chemicals)	7
1,800	Nomura Holdings, Inc. (Capital Markets)	9
100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	3
2	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	3
235	Nomura Research Institute Ltd. (IT Services)	9
200	NSK Ltd. (Machinery)	1
400	NTT Data Corp. (IT Services)	8
400	Obayashi Corp. (Construction & Engineering)	3
200	Odakyu Electric Railway Co. Ltd. (Road & Rail)	5
500	Oji Paper Co. Ltd. (Paper & Forest Products)	3
147	OMRON Corp. (Electronic Equipment, Instruments & Components)	15
49	Oracle Corp. (Software)	4
100	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	16
700	ORIX Corp. (Diversified Financial Services)	13
2	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	3
200	Osaka Gas Co. Ltd. (Gas Utilities)	4
34	OTSUKA Corp. (IT Services)	2
268	Pan Pacific International Holdings Corp. (Multiline Retail)	6
1,300	Panasonic Corp. (Household Durables)	16
100	PeptiDream, Inc. (Biotechnology)(a)	3
100	Persol Holdings Co. Ltd. (Professional Services)	2
48	Pigeon Corp. (Household Products)	1
100	Pola Orbis Holdings, Inc. (Personal Products)	2
500	Rakuten, Inc. (Internet & Direct Marketing Retail)	5
800	Recruit Holdings Co. Ltd. (Professional Services)(b)	49
700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	9
1,200	Resona Holdings, Inc. (Banks)	5
400	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	4
43	Rinnai Corp. (Household Durables)	5
21	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	2
110	Ryohin Keikaku Co. Ltd. (Multiline Retail)	2
200	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	3
100	SBI Holdings, Inc. (Capital Markets)	2
100	Secom Co. Ltd. (Commercial Services & Supplies)	7
200	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	4
200	Sekisui Chemical Co. Ltd. (Household Durables)	3
400	Sekisui House Ltd. (Household Durables)	8
467	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	21
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	Sharp Corp. (Household Durables)(b)	$1
300	Shimizu Corp. (Construction & Engineering)	2
200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	34
1,600	Softbank Corp. (Wireless Telecommunication Services)	22
718	SoftBank Group Corp. (Wireless Telecommunication Services)	41
200	Sompo Holdings, Inc. (Insurance)	9
700	Sony Corp. (Household Durables)	78
100	Square Enix Holdings Co. Ltd. (Entertainment)	5
100	Stanley Electric Co. Ltd. (Auto Components)	3
400	Subaru Corp. (Automobiles)	7
200	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	4
600	Sumitomo Corp. (Trading Companies & Distributors)	8
400	Sumitomo Electric Industries Ltd. (Auto Components)	5
100	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	4
800	Sumitomo Mitsui Financial Group, Inc. (Banks)	28
223	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	8
200	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	7
100	Suntory Beverage & Food Ltd. (Beverages)	4
200	Suzuki Motor Corp. (Automobiles)	9
100	Sysmex Corp. (Health Care Equipment & Supplies)	12
300	T&D Holdings, Inc. (Insurance)	4
100	Taisei Corp. (Construction & Engineering)	3
46	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	3
100	Taiyo Nippon Sanso Corp. (Chemicals)	3
300	TDK Corp. (Electronic Equipment, Instruments & Components)	11
400	Terumo Corp. (Health Care Equipment & Supplies)	19
300	The Chiba Bank Ltd. (Banks)	2
400	The Kansai Electric Power Co., Inc. (Electric Utilities)	4
300	The Shizuoka Bank Ltd. (Banks)	2
100	THK Co. Ltd. (Machinery)	2
100	TIS, Inc. (IT Services)	3
145	Tobu Railway Co. Ltd. (Road & Rail)	4
45	Toho Co. Ltd. (Entertainment)	2
200	Tohoku Electric Power Co., Inc. (Electric Utilities)	1
331	Tokio Marine Holdings, Inc. (Insurance)	18
900	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	3
100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	44
200	Tokyo Gas Co. Ltd. (Gas Utilities)	4
300	Tokyu Corp. (Road & Rail)	4
200	TOPPAN, Inc. (Commercial Services & Supplies)	3
800	Toray Industries, Inc. (Chemicals)	5
200	Toshiba Corp. (Industrial Conglomerates)	8

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	Tosoh Corp. (Chemicals)	$2
100	TOTO Ltd. (Building Products)	5
100	Toyo Suisan Kaisha Ltd. (Food Products)	4
100	Toyota Industries Corp. (Auto Components)	8
6,150	Toyota Motor Corp. (Automobiles)	109
100	Trend Micro, Inc. (Software)	6
47	Tsuruha Holdings, Inc. (Food & Staples Retailing)	6
200	Unicharm Corp. (Household Products)	9
2	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	3
100	USS Co. Ltd. (Specialty Retail)	2
100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	4
100	Yakult Honsha Co. Ltd. (Food Products)	5
400	Yamada Denki Co. Ltd. (Specialty Retail)	2
100	Yamaha Corp. (Leisure Products)	6
200	Yamaha Motor Co. Ltd. (Automobiles)	6
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	5
100	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	5
100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	2
1,500	Z Holdings Corp. (Interactive Media & Services)	10
100	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	4
		2,019

	Jersey — 0.14%
5,906	Glencore PLC (Metals & Mining)(b)	28
53	Novocure Ltd. (Health Care Equipment & Supplies)(a)	6
704	WPP PLC (Media)	9
		43

	Liberia — 0.04%
138	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	12

	Luxembourg — 0.05%
410	ArcelorMittal SA (Metals & Mining)	12
257	Tenaris SA (Energy Equipment & Services)	3
		15

	Netherlands — 1.83%
242	ABN AMRO Group N.V. (Banks)(a)(b)	3
12	Adyen N.V. (IT Services)(a)(b)	34
1,041	AEGON N.V. (Insurance)	5
110	Akzo Nobel N.V. (Chemicals)	12
26	Argenx SE (Biotechnology)(a)	8
27	ASM International N.V. (Semiconductors & Semiconductor Equipment)	11
247	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	184
619	CNH Industrial N.V. (Machinery)	10
62	EXOR N.V. (Diversified Financial Services)	5
66	Heineken Holding N.V., Class - A (Beverages)	6
153	Heineken N.V. (Beverages)	16
2,304	ING Groep N.V. (Banks)	33
41	JDE Peet's N.V. (Food Products)	1

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
103	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	$8
607	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	20
104	Koninklijke DSM N.V. (Chemicals)	21
1,943	Koninklijke KPN N.V. (Diversified Telecommunication Services)	6
538	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	24
38	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	1
155	LyondellBasell Industries N.V., Class - A (Chemicals)	15
154	NN Group N.V. (Insurance)	8
163	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	32
550	Prosus N.V. (Internet & Direct Marketing Retail)(b)	44
68	Randstad N.V. (Professional Services)	5
405	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	18
432	Universal Music Group N.V. (Entertainment)(a)	12
158	Wolters Kluwer N.V. (Professional Services)	17
		559

	New Zealand — 0.10%
716	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	4
343	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	7
370	Mercury NZ Ltd. (Electric Utilities)	2
697	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	2
242	Ryman Healthcare Ltd. (Health Care Providers & Services)	3
1,068	Spark New Zealand Ltd. (Diversified Telecommunication Services)	4
404	The a2 Milk Co. Ltd. (Food Products)(a)	2
76	Xero Ltd. (Software)(a)	7
		31

	Norway — 0.21%
161	Adevinta ASA (Interactive Media & Services)(a)	3
533	DNB Bank ASA (Banks)(a)	12
580	Equinor ASA (Oil, Gas & Consumable Fuels)	15
109	Gjensidige Forsikring ASA (Insurance)	2
252	Mowi ASA (Food Products)	6
769	Norsk Hydro ASA (Metals & Mining)	6
430	Orkla ASA (Food Products)	4
45	Schibsted ASA, Class - A (Media)	2
53	Schibsted ASA, Class - B (Media)	2
401	Telenor ASA (Diversified Telecommunication Services)	7
100	Yara International ASA (Chemicals)	5
		64

	Panama — 0.04%
498	Carnival Corp. (Hotels, Restaurants & Leisure)(a)	12

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Papua New Guinea — 0.01%
1,073	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	$3

	Poland — 0.01%
114	InPost SA (Air Freight & Logistics)(a)	2

	Portugal — 0.05%
1,593	EDP - Energias de Portugal SA (Electric Utilities)	8
273	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	3
137	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	3
		14

	Singapore — 0.36%
1,950	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4
2,740	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	4
1,500	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	4
200	City Developments Ltd. (Real Estate Management & Development)	1
1,024	DBS Group Holdings Ltd. (Banks)	22
3,300	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	2
800	Keppel Corp. Ltd. (Industrial Conglomerates)	3
1,200	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	2
1,600	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)(b)	2
1,935	Oversea-Chinese Banking Corp. Ltd. (Banks)	16
40	Sea Ltd., ADR (Entertainment)(a)	13
800	Singapore Airlines Ltd. (Airlines)(a)	3
500	Singapore Exchange Ltd. (Capital Markets)	4
4,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	8
700	United Overseas Bank Ltd. (Banks)	13
300	United Overseas Land Group Ltd. (Real Estate Management & Development)	2
200	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	3
1,200	Wilmar International Ltd. (Food Products)	4
		110

	Spain — 0.78%
135	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	4
43	Aena SME SA (Transportation Infrastructure)(a)(b)	7
261	Amadeus IT Group SA (IT Services)(a)	17
3,942	Banco Bilbao Vizcaya Argentaria SA (Banks)	26
10,234	Banco Santander SA (Banks)(b)	38
2,703	CaixaBank SA (Banks)	8
295	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	18
165	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	4
142	Enagas SA (Oil, Gas & Consumable Fuels)(b)	3
182	Endesa SA (Electric Utilities)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
273	Ferrovial SA (Construction & Engineering)	$8
171	Grifols SA (Biotechnology)	4
3,495	Iberdrola SA (Electric Utilities)	35
645	Industria de Diseno Textil SA (Specialty Retail)	24
167	Naturgy Energy Group SA (Gas Utilities)	4
248	Red Electrica Corp. SA (Electric Utilities)	5
831	Repsol SA (Oil, Gas & Consumable Fuels)	11
136	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	3
3,004	Telefonica SA (Diversified Telecommunication Services)	14
		237

	Sweden — 1.08%
180	Alfa Laval AB (Machinery)	7
594	Assa Abloy AB, B Shares (Building Products)	17
398	Atlas Copco AB, A Shares (Machinery)	23
223	Atlas Copco AB, B Shares (Machinery)	11
157	Boliden AB (Metals & Mining)	5
123	Electrolux AB, B Shares (Household Durables)^	3
270	Embracer Group AB, Class - A (Entertainment)(a)(b)	3
379	Epiroc AB, Class - A (Machinery)	8
223	Epiroc AB, Class - B (Machinery)	4
173	Equities AB (Capital Markets)	7
348	Essity AB, Class - B (Household Products)	11
101	Evolution AB (Hotels, Restaurants & Leisure)(b)	15
64	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	4
418	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	8
1,168	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	18
240	Husqvarna AB (Household Durables)	3
55	ICA Gruppen AB (Food & Staples Retailing)	3
58	Industrivarden AB, A Shares (Diversified Financial Services)(b)	2
87	Industrivarden AB, C Shares (Diversified Financial Services)	3
81	Investment AB Latour, Class - B (Industrial Conglomerates)^	3
1,078	Investor AB, Class - B (Diversified Financial Services)(a)	23
138	Kinnevik AB, Class - B (Diversified Financial Services)(a)	5
44	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	2
115	Lundin Energy AB (Oil, Gas & Consumable Fuels)^	4
862	Nibe Industrier AB, Class - B (Building Products)	11
671	Sandvik AB (Machinery)	15
170	Securitas AB, B Shares (Commercial Services & Supplies)	3
290	Sinch AB (Software)(a)(b)	6
968	Skandinaviska Enskilda Banken AB, Class - A (Banks)	14

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
195	Skanska AB, B Shares (Construction & Engineering)	$5
218	SKF AB, B Shares (Machinery)	5
347	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)	5
835	Svenska Handelsbanken AB, A Shares (Banks)	9
547	Swedbank AB, A Shares (Banks)	11
287	Tele2 AB, B Shares (Wireless Telecommunication Services)	4
1,688	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)^	19
1,499	Telia Co. AB (Diversified Telecommunication Services)(b)	6
847	Volvo AB, B Shares (Machinery)	19
115	Volvo AB, Class - A (Machinery)	3
		327

	Switzerland — 2.39%
1,024	ABB Ltd., Registered Shares (Electrical Equipment)	34
89	Adecco Group AG (Professional Services)(b)	4
296	Alcon, Inc. (Health Care Equipment & Supplies)	24
27	Baloise Holding AG, Registered Shares (Insurance)	4
18	Banque Cantonale Vaudoise, Registered Shares (Banks)	1
2	Barry Callebaut AG, Registered Shares (Food Products)(b)	5
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	11
265	Chubb Ltd. (Insurance)	46
124	Clariant AG, Registered Shares (Chemicals)	2
115	Coca-Cola HBC AG (Beverages)	4
308	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	32
1,530	Credit Suisse Group AG, Registered Shares (Capital Markets)	15
4	EMS-Chemie Holding AG (Chemicals)	4
91	Garmin Ltd. (Household Durables)	14
22	Geberit AG, Registered Shares (Building Products)	16
5	Givaudan SA, Registered Shares (Chemicals)	23
311	Holcim Ltd., Registered Shares (Construction Materials)(b)	15
128	Julius Baer Group Ltd. (Capital Markets)	9
31	Kuehne & Nagel International AG, Registered Shares (Marine)	11
98	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	9
1,694	Nestle SA, Registered Shares (Food Products)	204
13	Partners Group Holding AG (Capital Markets)	20
23	Schindler Holding AG (Machinery)	6
12	Schindler Holding AG, Registered Shares (Machinery)	3
4	SGS SA, Registered Shares (Professional Services)(b)	12
83	Sika AG, Registered Shares (Chemicals)(b)	26

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
33	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	$12
6	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	11
19	Swiss Life Holding AG (Insurance)	10
43	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	4
181	Swiss Re AG (Insurance)	15
15	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	9
200	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	27
38	Temenos AG, Registered Shares (Software)	5
31	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	2
17	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	4
2,164	UBS Group AG (Capital Markets)	35
28	Vifor Pharma AG (Pharmaceuticals)	4
88	Zurich Financial Services AG (Insurance)	36
		728

	United Arab Emirates — 0.00%
118	NMC Health PLC (Health Care Providers & Services)(a)(c)	—

	United Kingdom — 4.09%
559	3i Group PLC (Capital Markets)	10
1,247	abrdn PLC (Diversified Financial Services)	4
111	Admiral Group PLC (Insurance)	5
883	Amcor PLC (Containers & Packaging)	10
765	Anglo American PLC (Metals & Mining)	27
226	Antofagasta PLC (Metals & Mining)	4
134	Aon PLC, Class - A (Insurance)	38
160	Aptiv PLC (Auto Components)(a)	24
260	Ashtead Group PLC (Trading Companies & Distributors)	20
204	Associated British Foods PLC (Food Products)	5
552	Auto Trader Group PLC (Interactive Media & Services)(b)	4
69	Aveva Group PLC (Software)	3
2,337	Aviva PLC (Insurance)	12
10,048	Barclays PLC (Banks)	26
582	Barratt Developments PLC (Household Durables)	5
62	Berkeley Group Holdings PLC (Household Durables)	4
11,931	BP PLC (Oil, Gas & Consumable Fuels)	54
503	British Land Co. PLC (Equity Real Estate Investment Trusts)	3
5,109	BT Group PLC (Diversified Telecommunication Services)(a)	11
193	Bunzl PLC (Trading Companies & Distributors)	6
232	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	6
201	Clarivate PLC (Professional Services)(a)	4
117	Coca-Cola Europacific Partners PLC (Beverages)	6
1,055	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	22

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
80	Croda International PLC (Chemicals)(b)	$9
1,377	Diageo PLC (Beverages)	68
742	Direct Line Insurance Group PLC (Insurance)	3
277	Evraz PLC (Metals & Mining)	2
132	Ferguson PLC (Trading Companies & Distributors)	18
217	Halma PLC (Electronic Equipment, Instruments & Components)	8
203	Hargreaves Lansdown PLC (Capital Markets)	4
12,034	HSBC Holdings PLC (Banks)	64
860	Informa PLC (Media)(a)	6
103	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	7
92	Intertek Group PLC (Professional Services)	6
968	J Sainsbury PLC (Food & Staples Retailing)	4
295	JD Sports Fashion PLC (Specialty Retail)	4
111	Johnson Matthey PLC (Chemicals)	4
1,208	Kingfisher PLC (Specialty Retail)	5
403	Land Securities Group PLC (Equity Real Estate Investment Trusts)	4
3,588	Legal & General Group PLC (Insurance)	13
96	Liberty Global PLC, Class - A (Media)(a)	3
209	Liberty Global PLC, Class - C (Media)(a)	6
307	Linde PLC (Chemicals)	91
41,952	Lloyds Banking Group PLC (Banks)	26
195	London Stock Exchange Group PLC (Capital Markets)(b)	20
1,487	M&G PLC (Diversified Financial Services)	4
289	Mondi PLC (Paper & Forest Products)	7
2,102	National Grid PLC (Multi-Utilities)	25
3,300	Natwest Group PLC (Banks)(b)	10
78	Next PLC (Multiline Retail)	9
279	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	6
433	Pearson PLC (Media)	4
190	Persimmon PLC (Household Durables)	7
381	Phoenix Group Holdings PLC (Insurance)	3
1,545	Prudential PLC (Insurance)	30
1,141	RELX PLC (Professional Services)	33
1,101	Rentokil Initial PLC (Commercial Services & Supplies)	9
662	Rio Tinto PLC (Metals & Mining)	43
2,417	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	54
2,185	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	48
71	Schroders PLC (Capital Markets)	3
688	Segro PLC (Equity Real Estate Investment Trusts)	11
89	Sensata Technologies Holding PLC (Electrical Equipment)(a)	5
143	Severn Trent PLC (Water Utilities)(b)	5
503	Smith & Nephew PLC (Health Care Equipment & Supplies)	9
227	Smiths Group PLC (Industrial Conglomerates)	4
43	Spirax-Sarco Engineering PLC (Machinery)	9
627	SSE PLC (Electric Utilities)	13
309	St. James Place PLC (Capital Markets)	6
1,535	Standard Chartered PLC (Banks)	9
1,202	Stellantis N.V. (Automobiles)	23

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
2,085	Taylor Wimpey PLC (Household Durables)(b)	$4
4,633	Tesco PLC (Food & Staples Retailing)	16
615	The Sage Group PLC (Software)	6
1,543	Unilever PLC (Personal Products)	85
390	United Utilities Group PLC (Water Utilities)	5
16,533	Vodafone Group PLC (Wireless Telecommunication Services)	25
116	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	5
1,379	William Morrison Supermarkets PLC (Food & Staples Retailing)	5
75	Willis Towers Watson PLC (Insurance)	17
		1,245

	United States — 65.98%
342	3M Co. (Industrial Conglomerates)	60
77	A.O. Smith Corp. (Building Products)	5
1,045	Abbott Laboratories (Health Care Equipment & Supplies)	123
26	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	8
374	Accenture PLC, Class - A (IT Services)	120
459	Activision Blizzard, Inc. (Entertainment)	36
281	Adobe, Inc. (Software)(a)	162
37	Advance Auto Parts, Inc. (Specialty Retail)	8
716	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	74
382	Aflac, Inc. (Insurance)	20
180	Agilent Technologies, Inc. (Life Sciences Tools & Services)	28
309	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	5
131	Air Products & Chemicals, Inc. (Chemicals)	34
75	Airbnb, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	13
93	Akamai Technologies, Inc. (IT Services)(a)	10
68	Albemarle Corp. (Chemicals)	15
83	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	16
44	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	29
8	Alleghany Corp. (Insurance)(a)	5
143	Alliant Energy Corp. (Electric Utilities)	8
212	Ally Financial, Inc. (Consumer Finance)	11
70	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	13
177	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	473
171	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	456
133	Altice USA, Inc., Class - A (Media)(a)	3
267	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	876
299	AMC Entertainment Holdings, Inc. (Entertainment)(a)	11
6	AMERCO (Road & Rail)	4
146	Ameren Corp. (Multi-Utilities)	12
296	American Electric Power Co., Inc. (Electric Utilities)	24
402	American Express Co. (Consumer Finance)	67
42	American Financial Group, Inc. (Insurance)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
507	American International Group, Inc. (Insurance)	$28
268	American Tower Corp. (Equity Real Estate Investment Trusts)	71
108	American Water Works Co., Inc. (Water Utilities)	18
67	Ameriprise Financial, Inc. (Capital Markets)	18
94	AmerisourceBergen Corp. (Health Care Providers & Services)	11
137	AMETEK, Inc. (Electrical Equipment)	17
353	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	26
317	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	53
800	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	7
51	ANSYS, Inc. (Software)(a)	17
144	Anthem, Inc. (Health Care Providers & Services)	54
100	Apollo Global Management, Inc. (Capital Markets)	6
9,809	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,387
540	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	70
129	Aramark (Hotels, Restaurants & Leisure)	4
323	Archer-Daniels-Midland Co. (Food Products)	19
35	Arista Networks, Inc. (Communications Equipment)(a)	12
43	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	5
122	Arthur J. Gallagher & Co. (Insurance)	18
35	Assurant, Inc. (Insurance)	6
4,202	AT&T, Inc. (Diversified Telecommunication Services)	113
75	Atmos Energy Corp. (Gas Utilities)	7
130	Autodesk, Inc. (Software)(a)	37
47	Autoliv, Inc. (Auto Components)	4
251	Automatic Data Processing, Inc. (IT Services)	50
13	AutoZone, Inc. (Specialty Retail)(a)	22
50	Avalara, Inc. (Software)(a)	9
81	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	18
316	Avantor, Inc. (Life Sciences Tools & Services)(a)	13
48	Avery Dennison Corp. (Containers & Packaging)	10
421	Baker Hughes, Inc. (Energy Equipment & Services)	10
195	Ball Corp. (Containers & Packaging)	18
4,537	Bank of America Corp. (Banks)	193
158	Bath & Body Works, Inc. (Household Durables)	10
298	Baxter International, Inc. (Health Care Equipment & Supplies)	24
172	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	42
97	Bentley Systems, Inc., Class - B (Software)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
781	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	$213
135	Best Buy Co., Inc. (Specialty Retail)	14
105	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	8
13	Bio-Rad Laboratories, Inc., Class - A (Life Sciences Tools & Services)(a)	10
23	Bio-Techne Corp. (Life Sciences Tools & Services)	11
90	Black Knight, Inc. (IT Services)(a)	6
90	BlackRock, Inc., Class - A (Capital Markets)	75
403	Blackstone, Inc., Class - A (Capital Markets)	47
24	Booking Holdings, Inc. (Internet & Direct Marketing Retail)(a)	57
78	Booz Allen Hamilton Holding Corp. (IT Services)	6
135	BorgWarner, Inc. (Auto Components)	6
85	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	9
838	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	36
240	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	116
69	Broadridge Financial Solutions, Inc. (IT Services)	11
50	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	2
137	Brown & Brown, Inc. (Insurance)	8
177	Brown-Forman Corp., Class - B (Beverages)	12
38	Burlington Stores, Inc. (Specialty Retail)(a)	11
75	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	7
3	Cable One, Inc. (Media)	5
165	Cadence Design Systems, Inc. (Software)(a)	25
126	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(a)	14
56	Camden Property Trust (Equity Real Estate Investment Trusts)	8
114	Campbell Soup Co. (Food Products)	5
266	Capital One Financial Corp. (Consumer Finance)	43
166	Cardinal Health, Inc. (Health Care Providers & Services)	8
98	CarMax, Inc. (Specialty Retail)(a)	13
488	Carrier Global Corp. (Building Products)	25
44	Carvana Co. (Specialty Retail)(a)	13
323	Caterpillar, Inc. (Machinery)	62
60	CBOE Global Markets, Inc. (Capital Markets)	7
199	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	19
84	CDW Corp. (Electronic Equipment, Instruments & Components)	15
64	Celanese Corp., Series A (Chemicals)	10
347	CenterPoint Energy, Inc. (Multi-Utilities)	9
77	Ceridian HCM Holding, Inc. (Software)(a)	9
175	Cerner Corp. (Health Care Technology)	12
121	CF Industries Holdings, Inc. (Chemicals)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
78	Charter Communications, Inc., Class - A (Media)(a)	$57
145	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	14
1,137	Chevron Corp. (Oil, Gas & Consumable Fuels)	115
51	Chewy, Inc., Class - A (Internet & Direct Marketing Retail)(a)	3
17	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	31
203	Cigna Corp. (Health Care Providers & Services)	41
88	Cincinnati Financial Corp. (Insurance)	10
56	Cintas Corp. (Commercial Services & Supplies)	21
2,480	Cisco Systems, Inc. (Communications Equipment)	135
1,217	Citigroup, Inc. (Banks)	85
244	Citizens Financial Group, Inc. (Banks)	11
70	Citrix Systems, Inc. (Software)	8
137	Cloudflare, Inc., Class - A (Software)(a)	15
212	CME Group, Inc. (Capital Markets)	41
166	CMS Energy Corp. (Multi-Utilities)	10
104	Cognex Corp. (Electronic Equipment, Instruments & Components)	8
312	Cognizant Technology Solutions Corp. (IT Services)	23
474	Colgate-Palmolive Co. (Household Products)	36
2,698	Comcast Corp., Class - A (Media)	151
275	Conagra Brands, Inc. (Food Products)	9
795	ConocoPhillips (Oil, Gas & Consumable Fuels)	54
205	Consolidated Edison, Inc. (Multi-Utilities)	15
101	Constellation Brands, Inc., Class - A (Beverages)	21
126	Copart, Inc. (Commercial Services & Supplies)(a)	17
437	Corteva, Inc. (Chemicals)	18
234	CoStar Group, Inc. (Professional Services)(a)	20
260	Costco Wholesale Corp. (Food & Staples Retailing)	117
461	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	10
42	Coupa Software, Inc. (Software)(a)	9
112	Crowdstrike Holdings, Inc., Class - A (Software)(a)	28
255	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	44
77	Crown Holdings, Inc. (Containers & Packaging)	8
1,340	CSX Corp. (Road & Rail)	40
87	Cummins, Inc. (Machinery)	20
776	CVS Health Corp. (Health Care Providers & Services)	66
203	D.R. Horton, Inc. (Household Durables)	17
75	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	11
111	Datadog, Inc., Class - A (Software)(a)	16
40	DaVita, Inc. (Health Care Providers & Services)(a)	5
175	Deere & Co. (Machinery)	59

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
164	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals)(a)	$17
92	Delta Air Lines, Inc. (Airlines)(a)	4
125	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	7
387	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	14
57	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	31
166	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	24
180	Discover Financial Services (Consumer Finance)	22
93	Discovery, Inc. (Media)(a)	2
180	Discovery, Inc., Class - C (Media)(a)	4
141	Dish Network Corp. (Media)(a)	6
115	DocuSign, Inc. (Software)(a)	30
140	Dollar General Corp. (Multiline Retail)	30
139	Dollar Tree, Inc. (Multiline Retail)(a)	13
476	Dominion Energy, Inc. (Multi-Utilities)	35
23	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	11
44	DoorDash, Inc., Class - A (Internet & Direct Marketing Retail)(a)	9
87	Dover Corp. (Machinery)	14
442	Dow, Inc. (Chemicals)	25
182	DraftKings, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	9
179	Dropbox, Inc., Class - A (Software)(a)	5
111	DTE Energy Co. (Multi-Utilities)	12
454	Duke Energy Corp. (Electric Utilities)	44
215	Duke Realty Corp. (Equity Real Estate Investment Trusts)	10
315	DuPont de Nemours, Inc. (Chemicals)	21
105	Dynatrace, Inc. (Software)(a)	7
78	Eastman Chemical Co. (Chemicals)	8
402	eBay, Inc. (Internet & Direct Marketing Retail)	28
152	Ecolab, Inc. (Chemicals)	32
217	Edison International (Electric Utilities)	12
366	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	41
300	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	10
170	Electronic Arts, Inc. (Entertainment)	24
354	Emerson Electric Co. (Electrical Equipment)	33
74	Enphase Energy, Inc. (Electrical Equipment)(a)	11
120	Entergy Corp. (Electric Utilities)	12
345	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	28
33	EPAM Systems, Inc. (IT Services)(a)	19
73	Equifax, Inc. (Professional Services)	18
53	Equinix, Inc. (Equity Real Estate Investment Trusts)	42
221	Equitable Holdings, Inc. (Diversified Financial Services)	7
99	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	8
205	Equity Residential (Equity Real Estate Investment Trusts)	17
15	Erie Indemnity Co., Class - A (Insurance)	3
134	Essential Utilities, Inc. (Water Utilities)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
38	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	$12
76	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	16
131	Evergy, Inc. (Electric Utilities)	8
198	Eversource Energy (Electric Utilities)	16
98	Exact Sciences Corp. (Biotechnology)(a)	9
577	Exelon Corp. (Electric Utilities)	28
82	Expedia Group, Inc. (Internet & Direct Marketing Retail)(a)	13
97	Expeditors International of Washington, Inc. (Air Freight & Logistics)	12
81	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	14
2,491	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	147
34	F5 Networks, Inc. (Communications Equipment)(a)	7
1,408	Facebook, Inc., Class - A (Interactive Media & Services)(a)	478
22	FactSet Research Systems, Inc. (Capital Markets)	9
17	Fair Isaac Corp. (Software)(a)	7
332	Fastenal Co. (Trading Companies & Distributors)	17
149	FedEx Corp. (Air Freight & Logistics)	33
154	Fidelity National Financial, Inc. (Insurance)	7
365	Fidelity National Information Services, Inc. (IT Services)	44
418	Fifth Third Bancorp (Banks)	18
104	First Republic Bank (Banks)	20
311	FirstEnergy Corp. (Electric Utilities)	11
354	Fiserv, Inc. (IT Services)(a)	38
48	FleetCor Technologies, Inc. (IT Services)(a)	13
74	FMC Corp. (Chemicals)	7
2,315	Ford Motor Co. (Automobiles)(a)	33
83	Fortinet, Inc. (Software)(a)	24
193	Fortive Corp. (Machinery)	14
79	Fortune Brands Home & Security, Inc. (Building Products)	7
186	Fox Corp., Class - A (Media)	7
87	Fox Corp., Class - B (Media)	3
173	Franklin Resources, Inc. (Capital Markets)	5
866	Freeport-McMoRan, Inc. (Metals & Mining)	28
52	Gartner, Inc. (IT Services)(a)	16
38	Generac Holdings, Inc. (Electrical Equipment)(a)	16
353	General Mills, Inc. (Food Products)	21
770	General Motors Co. (Automobiles)(a)	41
83	Genuine Parts Co. (Distributors)	10
175	Global Payments, Inc. (IT Services)	28
55	Globe Life, Inc. (Insurance)	5
96	GoDaddy, Inc., Class - A (IT Services)(a)	7
47	Guidewire Software, Inc. (Software)(a)	6
509	Halliburton Co. (Energy Equipment & Services)	11
75	Hasbro, Inc. (Leisure Products)	7
159	HCA Healthcare, Inc. (Health Care Providers & Services)	39
309	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	10
25	HEICO Corp. (Aerospace & Defense)	3

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
41	HEICO Corp., Class - A (Aerospace & Defense)	$5
81	Henry Schein, Inc. (Health Care Providers & Services)(a)	6
167	Hess Corp. (Oil, Gas & Consumable Fuels)	13
745	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	11
165	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	22
147	Hologic, Inc. (Health Care Equipment & Supplies)(a)	11
170	Hormel Foods Corp. (Food Products)	7
404	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)(a)	7
224	Howmet Aerospace, Inc. (Aerospace & Defense)	7
742	HP, Inc. (Technology Hardware, Storage & Peripherals)	20
26	HubSpot, Inc. (Software)(a)	18
76	Humana, Inc. (Health Care Providers & Services)	30
856	Huntington Bancshares, Inc. (Banks)	13
44	IAC/InterActiveCorp. (Interactive Media & Services)(a)	6
46	IDEX Corp. (Machinery)	10
50	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	31
187	Illinois Tool Works, Inc. (Machinery)	39
107	Incyte Corp. (Biotechnology)(a)	7
232	Ingersoll-Rand, Inc. (Machinery)(a)	12
39	Insulet Corp. (Health Care Equipment & Supplies)(a)	11
2,376	Intel Corp. (Semiconductors & Semiconductor Equipment)	127
332	Intercontinental Exchange, Inc. (Capital Markets)	38
526	International Business Machines Corp. (IT Services)	73
147	International Flavors & Fragrances, Inc. (Chemicals)	20
224	International Paper Co. (Containers & Packaging)	13
161	Intuit, Inc. (Software)	87
70	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	70
342	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	13
21	IPG Photonics Corp. (Electronic Equipment, Instruments & Components)(a)	3
114	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	27
165	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	7
43	Jack Henry & Associates, Inc. (IT Services)	7
74	Jacobs Engineering Group, Inc. (Construction & Engineering)	10
35	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	5
48	JB Hunt Transport Services, Inc. (Road & Rail)	8
423	Johnson Controls International PLC (Building Products)	29

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,780	JPMorgan Chase & Co. (Banks)	$291
187	Juniper Networks, Inc. (Communications Equipment)	5
54	Kansas City Southern (Road & Rail)	15
155	Kellogg Co. (Food Products)	10
408	Keurig Dr Pepper, Inc. (Beverages)	14
556	KeyCorp (Banks)	12
109	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	18
199	Kimberly-Clark Corp. (Household Products)	26
1,207	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	20
311	KKR & Co., Inc., Class - A (Capital Markets)	19
90	KLA Corp. (Semiconductors & Semiconductor Equipment)	30
90	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	5
58	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	16
84	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	48
84	Lamb Weston Holding, Inc. (Food Products)	5
197	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(a)	7
35	Lear Corp. (Auto Components)	5
165	Lennar Corp., Class - A (Household Durables)	15
19	Lennox International, Inc. (Building Products)	6
15	Liberty Broadband Corp., Class - A (Media)(a)	3
91	Liberty Broadband Corp., Class - C (Media)(a)	16
115	Liberty Media Corp. - Liberty Formula One, Class - C (Entertainment)(a)	6
51	Liberty Media Corp. - Liberty SiriusXM, Class - A (Media)(a)	2
99	Liberty Media Corp. - Liberty SiriusXM, Class - C (Media)(a)	5
107	Lincoln National Corp. (Insurance)	7
94	Live Nation Entertainment, Inc. (Entertainment)(a)	9
164	LKQ Corp. (Distributors)(a)	8
128	Loews Corp. (Insurance)	7
416	Lowe's Companies, Inc. (Specialty Retail)	84
538	Lumen Technologies, Inc. (Diversified Telecommunication Services)	7
147	Lyft, Inc., Class - A (Road & Rail)(a)	8
74	M&T Bank Corp. (Banks)	11
386	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	24
8	Markel Corp. (Insurance)(a)	10
22	MarketAxess Holdings, Inc. (Capital Markets)	9
164	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	24
300	Marsh & McLennan Companies, Inc. (Insurance)	45

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
38	Martin Marietta Materials, Inc. (Construction Materials)	$13
485	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	29
144	Masco Corp. (Building Products)	8
30	Masimo Corp. (Health Care Equipment & Supplies)(a)	8
520	MasterCard, Inc., Class - A (IT Services)	181
152	Match Group, Inc. (Interactive Media & Services)(a)	24
143	McCormick & Company, Inc. (Food Products)	12
440	McDonald's Corp. (Hotels, Restaurants & Leisure)	106
94	McKesson Corp. (Health Care Providers & Services)	19
337	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	7
26	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	44
439	MetLife, Inc. (Insurance)	27
14	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	19
223	MGM Resorts International (Hotels, Restaurants & Leisure)	10
162	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	25
661	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	47
4,206	Microsoft Corp. (Software)	1,185
69	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	13
34	Mohawk Industries, Inc. (Household Durables)(a)	6
35	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	9
108	Molson Coors Beverage Co., Class - B (Beverages)	5
829	Mondelez International, Inc., Class - A (Food Products)	48
33	MongoDB, Inc. (IT Services)(a)	16
27	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	13
235	Monster Beverage Corp. (Beverages)(a)	21
99	Moody's Corp. (Capital Markets)	35
822	Morgan Stanley (Capital Markets)	80
101	Motorola Solutions, Inc. (Communications Equipment)	23
48	MSCI, Inc. (Capital Markets)	29
66	Nasdaq, Inc. (Capital Markets)	13
133	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	12
261	Netflix, Inc. (Entertainment)(a)	159
54	Neurocrine Biosciences, Inc. (Biotechnology)(a)	5
474	Newmont Corp. (Metals & Mining)	26
221	News Corp., Class - A (Media)	5
1,155	NextEra Energy, Inc. (Electric Utilities)	91
750	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	109
225	NiSource, Inc. (Multi-Utilities)	5
30	Nordson Corp. (Machinery)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
148	Norfolk Southern Corp. (Road & Rail)	$35
119	Northern Trust Corp. (Capital Markets)	13
330	Nortonlifelock, Inc. (Software)	8
139	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	6
178	Nucor Corp. (Metals & Mining)	18
1,466	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	304
2	NVR, Inc. (Household Durables)(a)	10
55	Oak Street Health, Inc. (Health Care Providers & Services)(a)	2
554	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	16
74	Okta, Inc. (IT Services)(a)	18
57	Old Dominion Freight Line, Inc. (Road & Rail)	16
135	Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4
123	Omnicom Group, Inc. (Media)	9
247	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	11
267	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	15
1,104	Oracle Corp. (Software)	96
41	O'Reilly Automotive, Inc. (Specialty Retail)(a)	25
242	Otis Worldwide Corp. (Machinery)	20
61	Owens Corning (Building Products)	5
206	PACCAR, Inc. (Machinery)	16
54	Packaging Corporation of America (Containers & Packaging)	7
908	Palantir Technologies, Inc., Class - A (Software)(a)	22
57	Palo Alto Networks, Inc. (Software)(a)	27
77	Parker Hannifin Corp. (Machinery)	22
192	Paychex, Inc. (IT Services)	22
30	PAYCOM Software, Inc. (Software)(a)	15
657	PayPal Holdings, Inc. (IT Services)(a)	171
154	Peloton Interactive, Inc., Class - A (Leisure Products)(a)	13
813	PepsiCo, Inc. (Beverages)	122
907	PG&E Corp. (Electric Utilities)(a)	9
259	Phillips 66 (Oil, Gas & Consumable Fuels)	18
64	Pinnacle West Capital Corp. (Electric Utilities)	5
300	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	15
137	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	23
293	Plug Power, Inc. (Electrical Equipment)(a)	7
251	PNC Financial Services Group, Inc. (Banks)	49
23	Pool Corp. (Distributors)	10
68	PPD, Inc. (Life Sciences Tools & Services)(a)	3
137	PPG Industries, Inc. (Chemicals)	20
441	PPL Corp. (Electric Utilities)	12
156	Principal Financial Group, Inc. (Insurance)	10
436	Prologis, Inc. (Equity Real Estate Investment Trusts)	55
233	Prudential Financial, Inc. (Insurance)	25
64	PTC, Inc. (Software)(a)	8
293	Public Service Enterprise Group, Inc. (Multi-Utilities)	18

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
94	Public Storage (Equity Real Estate Investment Trusts)	$28
151	PulteGroup, Inc. (Household Durables)	7
67	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	11
664	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	86
75	Quest Diagnostics, Inc. (Health Care Providers & Services)	11
106	Raymond James Financial, Inc. (Capital Markets)	10
225	Realty Income Corp. (Equity Real Estate Investment Trusts)	15
88	Regency Centers Corp. (Equity Real Estate Investment Trusts)	6
550	Regions Financial Corp. (Banks)	12
129	Republic Services, Inc. (Commercial Services & Supplies)	15
87	ResMed, Inc. (Health Care Equipment & Supplies)	23
45	RingCentral, Inc., Class - A (Software)(a)	10
65	Robert Half International, Inc. (Professional Services)	7
69	Rockwell Automation, Inc. (Electrical Equipment)	20
69	Roku, Inc. (Household Durables)(a)	22
127	Rollins, Inc. (Commercial Services & Supplies)	4
62	Roper Technologies, Inc. (Industrial Conglomerates)	28
211	Ross Stores, Inc. (Specialty Retail)	23
101	Royalty Pharma PLC, Class - A (Pharmaceuticals)	4
74	RPM International, Inc. (Chemicals)	6
142	S&P Global, Inc. (Capital Markets)	60
572	Salesforce.com, Inc. (Software)(a)	155
64	SBA Communications Corp. (Equity Real Estate Investment Trusts)	21
827	Schlumberger Ltd. (Energy Equipment & Services)	25
78	Seagen, Inc. (Biotechnology)(a)	13
89	Sealed Air Corp. (Containers & Packaging)	5
70	SEI Investments Co. (Capital Markets)	4
187	Sempra Energy (Multi-Utilities)	24
116	ServiceNow, Inc. (Software)(a)	72
194	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	25
591	Sirius XM Holdings, Inc. (Media)	4
99	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	16
561	Snap, Inc., Class - A (Interactive Media & Services)(a)	41
31	Snap-on, Inc. (Machinery)	6
114	Snowflake, Inc., Class - A (IT Services)(a)	34
85	Southwest Airlines Co. (Airlines)(a)	4
98	Splunk, Inc. (Software)(a)	14
231	Square, Inc., Class - A (IT Services)(a)	55
132	SS&C Technologies Holdings, Inc. (Software)	9
96	Stanley Black & Decker, Inc. (Machinery)	17
694	Starbucks Corp. (Hotels, Restaurants & Leisure)	77
217	State Street Corp. (Capital Markets)	18
121	Steel Dynamics, Inc. (Metals & Mining)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
200	Stryker Corp. (Health Care Equipment & Supplies)	$53
64	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	12
99	Sunrun, Inc. (Electrical Equipment)(a)	4
33	SVB Financial Group (Banks)(a)	21
337	Synchrony Financial (Consumer Finance)	16
91	Synopsys, Inc. (Software)(a)	27
303	Sysco Corp. (Food & Staples Retailing)	24
134	T. Rowe Price Group, Inc. (Capital Markets)	26
66	Take-Two Interactive Software, Inc. (Entertainment)(a)	10
292	Target Corp. (Multiline Retail)	67
80	Teladoc Health, Inc. (Health Care Technology)(a)	10
27	Teledyne Technologies, Inc. (Aerospace & Defense)(a)	12
27	Teleflex, Inc. (Health Care Equipment & Supplies)	10
95	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	10
481	Tesla, Inc. (Automobiles)(a)	373
544	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	105
381	The AES Corp. (Independent Power and Renewable Electricity Producers)	9
177	The Allstate Corp. (Insurance)	23
493	The Bank of New York Mellon Corp. (Capital Markets)	26
5	The Boston Beer Co., Inc., Class - A (Beverages)(a)	3
93	The Carlyle Group, Inc. (Capital Markets)	4
852	The Charles Schwab Corp. (Capital Markets)	62
74	The Clorox Co. (Household Products)	12
2,410	The Coca-Cola Co. (Beverages)	126
136	The Estee Lauder Companies, Inc. (Personal Products)	41
200	The Goldman Sachs Group, Inc. (Capital Markets)	76
214	The Hartford Financial Services Group, Inc. (Insurance)	15
88	The Hershey Co. (Food Products)	15
625	The Home Depot, Inc. (Specialty Retail)	205
225	The Interpublic Group of Companies, Inc. (Media)	8
63	The J.M. Smucker Co. (Food Products)	8
390	The Kraft Heinz Co. (Food Products)	14
427	The Kroger Co. (Food & Staples Retailing)	17
207	The Mosaic Co. (Chemicals)	7
346	The Progressive Corp. (Insurance)	31
150	The Sherwin-Williams Co. (Chemicals)	42
624	The Southern Co. (Electric Utilities)	39
711	The TJX Companies, Inc. (Specialty Retail)	47
255	The Trade Desk, Inc., Class - A (Software)(a)	18
149	The Travelers Companies, Inc. (Insurance)	23
1,069	The Walt Disney Co. (Entertainment)(a)	181
227	The Western Union Co. (IT Services)	5
720	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	19
367	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	47

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
69	Tractor Supply Co. (Specialty Retail)	$14
60	Tradeweb Markets, Inc., Class - A (Capital Markets)	5
142	Trane Technologies PLC (Building Products)	25
31	TransDigm Group, Inc. (Aerospace & Defense)(a)	19
110	TransUnion (Professional Services)	12
144	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	12
793	Truist Financial Corp. (Banks)	47
95	Twilio, Inc., Class - A (IT Services)(a)	30
472	Twitter, Inc. (Interactive Media & Services)(a)	29
24	Tyler Technologies, Inc. (Software)(a)	11
177	Tyson Foods, Inc., Class - A (Food Products)	14
835	U.S. Bancorp (Banks)	50
718	Uber Technologies, Inc. (Road & Rail)(a)	32
170	UDR, Inc. (Equity Real Estate Investment Trusts)	9
118	UGI Corp. (Gas Utilities)	5
30	Ulta Beauty, Inc. (Specialty Retail)(a)	11
391	Union Pacific Corp. (Road & Rail)	77
426	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	78
44	United Rentals, Inc. (Trading Companies & Distributors)(a)	15
555	UnitedHealth Group, Inc. (Health Care Providers & Services)	217
32	Unity Software, Inc. (Software)(a)	4
45	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	6
200	V.F. Corp. (Textiles, Apparel & Luxury Goods)	13
23	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)(a)	8
237	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	17
82	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	24
236	Ventas, Inc. (Equity Real Estate Investment Trusts)	13
131	VEREIT, Inc. (Equity Real Estate Investment Trusts)	6
61	VeriSign, Inc. (IT Services)(a)	13
92	Verisk Analytics, Inc., Class - A (Professional Services)	18
2,436	Verizon Communications, Inc. (Diversified Telecommunication Services)	132
364	ViacomCBS, Inc., Class - B (Media)	14
357	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	10
995	Visa, Inc., Class - A (IT Services)	222
253	Vistra Corp. (Independent Power and Renewable Electricity Producers)	4
47	VMware, Inc., Class - A (Software)^(a)	7
93	Vornado Realty Trust (Equity Real Estate Investment Trusts)	4
72	Voya Financial, Inc. (Diversified Financial Services)	4
80	Vulcan Materials Co. (Construction Materials)	14
79	W.R. Berkley Corp. (Insurance)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
26	W.W. Grainger, Inc. (Trading Companies & Distributors)	$10
435	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	20
910	Walmart, Inc. (Food & Staples Retailing)	127
249	Waste Management, Inc. (Commercial Services & Supplies)	37
37	Waters Corp. (Life Sciences Tools & Services)(a)	13
44	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	11
182	WEC Energy Group, Inc. (Multi-Utilities)	16
2,432	Wells Fargo & Co. (Banks)	113
247	Welltower, Inc. (Equity Real Estate Investment Trusts)	20
43	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	18
175	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(a)	10
103	Westinghouse Air Brake Technologies Corp. (Machinery)	9
152	WestRock Co. (Containers & Packaging)	8
448	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	16
37	Whirlpool Corp. (Household Durables)	8
112	Workday, Inc., Class - A (Software)(a)	28
102	WP Carey, Inc. (Equity Real Estate Investment Trusts)	7
60	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	5
318	Xcel Energy, Inc. (Electric Utilities)	20
145	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	22
108	Xylem, Inc. (Machinery)	13
173	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	21
31	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	16
67	Zendesk, Inc. (Software)(a)	8
35	Zillow Group, Inc., Class - A (Interactive Media & Services)(a)	3
93	Zillow Group, Inc., Class - C (Interactive Media & Services)(a)	8
124	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	18
280	Zoetis, Inc. (Pharmaceuticals)	54
126	Zoom Video Communications, Inc., Class - A (Software)(a)	33
47	Zscaler, Inc. (Software)(a)	12
		20,086

	Total Common Stocks	30,255

	Preferred Stocks — 0.15%
	Germany — 0.15%
33	Bayerische Motoren Werke Aktiengesellschaft - Preferred (Automobiles)	3
38	FUCHS PETROLUB SE - Preferred (Chemicals)	2
102	Henkel AG & Co. KGAA - Preferred (Household Products)	9

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks (continued)
	Germany (continued)
88	Porsche Automobil Holding SE - Preferred (Automobiles)	$9
110	Volkswagen AG - Preferred (Automobiles)	24

	Total Preferred Stocks	47

	Right — 0.00%
	Australia — 0.00%
176	Transurban Group, 10/11/21 (Transportation Infrastructure)(a)	—

	Total Right	—

	Investment Companies — 0.23%
55,858	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(d)	56
15,634	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	15

	Total Investment Companies	71

	Total Investments (cost $20,100) — 99.77%	30,373
	Other assets in excess of liabilities — 0.23%	70

	Net Assets - 100.00%	$30,443

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021, was $122 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2021.
(d)	Annualized 7-day yield as of period-end.
As of September 30, 2021, 100% of the Portfolio's net assets were managed by Mellon Investments Corporation.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.98%
	Australia — 6.60%
8,110	Afterpay Ltd. (IT Services)(a)	$704
26,303	AGL Energy Ltd. (Multi-Utilities)	109
69,563	Ampol Ltd. (Oil, Gas & Consumable Fuels)	1,388
133,508	APA Group (Gas Utilities)	831
21,823	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	726
128,105	Aurizon Holdings Ltd. (Road & Rail)	347
78,246	AusNet Services (Electric Utilities)	142
193,458	Australia & New Zealand Banking Group Ltd. (Banks)	3,884
82,839	Bendigo & Adelaide Bank Ltd. (Banks)	556
70,201	BHP Billiton Ltd. (Metals & Mining)	1,875
136,113	BHP Group Ltd. (Metals & Mining)	3,429
14,978	Brambles Ltd. (Commercial Services & Supplies)	115
1,978	Cochlear Ltd. (Health Care Equipment & Supplies)	309
52,086	Commonwealth Bank of Australia (Banks)	3,865
11,241	CSL Ltd. (Biotechnology)	2,348
201,121	Dexus (Equity Real Estate Investment Trusts)	1,548
48,346	Endeavour Group Ltd. (Food & Staples Retailing)	242
64,304	Fortescue Metals Group Ltd. (Metals & Mining)	685
68,557	Goodman Group (Equity Real Estate Investment Trusts)	1,055
34,055	Insurance Australia Group Ltd. (Insurance)	119
7,899	Macquarie Group Ltd. (Capital Markets)	1,020
104,574	Medibank Private Ltd. (Insurance)	267
149,383	Mirvac Group (Equity Real Estate Investment Trusts)	317
206,900	National Australia Bank Ltd. (Banks)	4,078
28,724	Northern Star Resources Ltd. (Metals & Mining)	176
44,626	Qantas Airways Ltd. (Airlines)(a)	180
55,092	QBE Insurance Group Ltd. (Insurance)	454
30,588	Rio Tinto Ltd. (Metals & Mining)	2,177
73,450	Santos Ltd. (Oil, Gas & Consumable Fuels)	376
205,252	Scentre Group (Equity Real Estate Investment Trusts)	437
90,538	Stockland (Equity Real Estate Investment Trusts)	287
18,427	Suncorp Group Ltd. (Insurance)	164
42,047	Sydney Airport (Transportation Infrastructure)(a)	247
562,458	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,954
42,567	The GPT Group (Equity Real Estate Investment Trusts)	153
117,131	Transurban Group (Transportation Infrastructure)	1,180
44,996	Treasury Wine Estates Ltd. (Beverages)	397
63,839	Wesfarmers Ltd. (Food & Staples Retailing)	2,539
224,539	Westpac Banking Corp. (Banks)	4,151
20,593	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	352
48,346	Woolworths Group Ltd. (Food & Staples Retailing)	1,358
35,740	Worley Ltd. (Energy Equipment & Services)	251
		46,792

	Austria — 0.19%
23,927	Erste Group Bank AG (Banks)	1,050

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Austria (continued)
4,792	OMV AG (Oil, Gas & Consumable Fuels)	$289
		1,339

	Belgium — 0.76%
4,336	Ageas SA (Insurance)	215
48,894	Anheuser-Busch InBev N.V. (Beverages)	2,774
2,942	Colruyt SA (Food & Staples Retailing)	150
9,584	KBC Group N.V. (Banks)	864
1,294	Solvay SA, Class - A (Chemicals)	160
20,206	Umicore SA (Chemicals)	1,195
		5,358

	Canada — 9.67%
2,163	Agnico Eagle Mines Ltd. (Metals & Mining)	112
30,089	Air Canada (Airlines)(a)	550
56,785	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	2,173
8,987	AltaGas Ltd. (Gas Utilities)	177
38,661	B2gold Corp. (Metals & Mining)	132
45,514	Bank of Montreal (Banks)	4,544
72,975	Barrick Gold Corp. (Metals & Mining)	1,318
13,740	Blackberry Ltd. (Software)(a)	134
136	Brookfield Asset Management Reinsurance Partners Ltd., Class - A (Insurance)	8
19,795	Brookfield Asset Management, Inc. (Capital Markets)	1,061
10,168	CAE, Inc. (Aerospace & Defense)(a)	304
31,854	Cameco Corp. (Oil, Gas & Consumable Fuels)	692
3,161	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)	148
6,757	Canadian National Railway Co. (Road & Rail)	783
55,707	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	2,037
3,130	Canadian Pacific Railway Ltd. (Road & Rail)	204
11,085	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	1,551
4,454	Canadian Utilities Ltd., Class - A (Multi-Utilities)	120
9,755	Canopy Growth Corp. (Pharmaceuticals)(a)	135
3,259	CCL Industries, Inc., Class - B (Containers & Packaging)	169
125,033	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,261
9,128	CGI, Inc. (IT Services)(a)	775
30,477	CI Financial Corp. (Capital Markets)	619
835	Constellation Software, Inc. (Software)	1,368
23,523	Cronos Group, Inc. (Pharmaceuticals)(a)	133
11,192	Dollarama, Inc. (Multiline Retail)	486
77,385	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,083
1,023	Fairfax Financial Holdings Ltd. (Insurance)	413
10,649	First Capital Real Estate Investment Trust (Real Estate Management & Development)	147
17,917	First Quantum Minerals Ltd. (Metals & Mining)	332
7,927	Franco-Nevada Corp. (Metals & Mining)	1,030
24,142	GFL Environmental, Inc. (Commercial Services & Supplies)	897
64,358	Great-West Lifeco, Inc. (Insurance)	1,959
27,914	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	345
12,464	Hydro One Ltd. (Electric Utilities)	295
5,430	Intact Financial Corp. (Insurance)	718

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
133,199	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	$2,098
56,358	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,418
21,359	Kinross Gold Corp. (Metals & Mining)	115
36,396	Magna International, Inc. (Auto Components)	2,739
8,370	Manulife Financial Corp. (Insurance)	161
15,818	Methanex Corp. (Chemicals)	729
18,402	National Bank of Canada (Banks)	1,414
3,356	Nutrien Ltd. (Chemicals)	218
2,046	Onex Corp. (Diversified Financial Services)	145
24,571	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	808
4,287	Parkland Corp. (Oil, Gas & Consumable Fuels)	120
7,732	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	245
66,482	Power Corp. of Canada (Insurance)	2,192
2,148	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	132
67,963	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,161
4,162	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	257
7,333	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	343
25,212	Royal Bank of Canada (Banks)	2,509
3,968	Shopify, Inc. (IT Services)(a)	5,386
7,087	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	166
52,951	Sun Life Financial, Inc. (Insurance)	2,726
35,858	TC Energy Corp. (Oil, Gas & Consumable Fuels)	1,726
18,439	Teck Resources Ltd., Class - B (Metals & Mining)	459
72,937	TELUS Corp. (Diversified Telecommunication Services)	1,603
71,727	The Bank of Nova Scotia (Banks)	4,416
19,418	The Toronto-Dominion Bank (Banks)	1,286
22,457	Thomson Reuters Corp. (Professional Services)	2,483
1,552	Topicus.com, Inc. (Software)(a)	163
28,308	Wheaton Precious Metals Corp. (Metals & Mining)	1,066
31,217	Yamana Gold, Inc. (Metals & Mining)	123
		68,620

	China — 0.38%
1,365	Futu Holdings Ltd., ADR (Capital Markets)(a)	124
9,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	481
34,800	Tencent Holdings Ltd. (Interactive Media & Services)	2,078
		2,683

	Denmark — 2.41%
77	A.P. Moller - Maersk A/S, Class - B (Marine)	208
6,868	Ambu A/S, Class - B (Health Care Equipment & Supplies)	203
865	Carlsberg A/S, Class - B (Beverages)	141
3,958	Christian Hansen Holding A/S (Chemicals)	323
4,873	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	762
26,357	Danske Bank A/S (Banks)	444

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
4,260	Demant A/S (Health Care Equipment & Supplies)(a)	$215
5,336	DSV A/S (Road & Rail)	1,277
10,142	Genmab A/S (Biotechnology)(a)	4,433
89,256	Novo Nordisk A/S, Class - B (Pharmaceuticals)	8,606
2,006	Orsted A/S (Electric Utilities)	264
3,832	Tryg A/S (Insurance)	87
4,068	Vestas Wind Systems A/S (Electrical Equipment)	163
		17,126

	Finland — 1.48%
5,307	Elisa Oyj (Diversified Telecommunication Services)	330
17,096	Fortum Oyj (Electric Utilities)	519
1,563	Kone Oyj, Class - B (Machinery)	110
38,567	Neste Oyj (Oil, Gas & Consumable Fuels)	2,175
231,473	Nokia Oyj (Communications Equipment)(a)	1,276
278,699	Nordea Bank Abp (Banks)	3,593
4,638	Sampo Oyj, Class - A (Insurance)	229
44,232	Stora Enso Oyj, R Shares (Paper & Forest Products)	737
38,915	UPM-Kymmene Oyj (Paper & Forest Products)	1,377
13,770	Wartsila Oyj Abp (Machinery)	164
		10,510

	France — 9.26%
4,298	Accor SA (Hotels, Restaurants & Leisure)(a)	153
2,427	Aeroports de Paris (Transportation Infrastructure)(a)	309
36,115	Air Liquide SA (Chemicals)	5,783
21,976	Amundi SA (Capital Markets)	1,848
69,410	AXA SA (Insurance)	1,923
1,784	BioMerieux (Health Care Equipment & Supplies)	203
71,443	BNP Paribas SA (Banks)	4,570
7,743	Bouygues SA (Construction & Engineering)	320
1,044	Capgemini SE (IT Services)	216
7,798	Carrefour SA (Food & Staples Retailing)	140
3,697	Compagnie de Saint-Gobain (Building Products)	249
1,644	Covivio (Equity Real Estate Investment Trusts)	138
124,100	Credit Agricole SA (Banks)	1,706
2,172	Danone SA (Food Products)	148
1,260	Dassault Aviation SA (Aerospace & Defense)	142
27,000	Dassault Systemes SE (Software)	1,421
18,756	Eiffage SA (Construction & Engineering)	1,895
13,862	Electricite de France SA (Electric Utilities)	174
70,013	Engie SA (Multi-Utilities)	916
18,607	EssilorLuxottica SA (Health Care Equipment & Supplies)	3,555
2,933	Eurazeo SE (Diversified Financial Services)	275
7,496	Faurecia SE (Auto Components)	356
1,347	Gecina SA (Equity Real Estate Investment Trusts)	181
2,500	Hermes International (Textiles, Apparel & Luxury Goods)	3,449
2,165	ICADE (Equity Real Estate Investment Trusts)	169
648	Iliad SA (Diversified Telecommunication Services)(b)	136
7,279	JCDecaux SA (Media)(a)	193

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
2,878	Kering SA (Textiles, Apparel & Luxury Goods)	$2,044
9,537	L'Oreal SA (Personal Products)	3,946
7,080	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	5,070
76,479	Orange SA (Diversified Telecommunication Services)	827
1,962	Orpea (Health Care Providers & Services)	228
8,063	Pernod Ricard SA (Beverages)	1,777
8,075	Publicis Groupe SA (Media)	542
7,657	Renault SA (Automobiles)(a)	272
12,283	Safran SA (Aerospace & Defense)	1,553
40,107	Sanofi (Pharmaceuticals)	3,860
34,976	Schneider Electric SE (Electrical Equipment)	5,826
4,998	SCOR SE (Insurance)	144
1,651	SEB SA (Household Durables)	232
112,087	Societe Generale SA (Banks)	3,510
1,544	Sodexo SA (Hotels, Restaurants & Leisure)(a)	135
2,405	Teleperformance (Professional Services)	946
4,176	Thales SA (Aerospace & Defense)	405
19,559	TotalEnergies SE (Oil, Gas & Consumable Fuels)	935
7,086	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	521
15,933	Veolia Environnement SA (Multi-Utilities)	487
5,784	Vinci SA (Construction & Engineering)	602
31,487	Vivendi SA (Entertainment)	396
3,828	Wendel SE (Diversified Financial Services)	529
4,125	Worldline SA (IT Services)(a)	314
		65,669

	Germany — 7.27%
3,061	adidas AG (Textiles, Apparel & Luxury Goods)	962
23,597	Allianz SE (Insurance)	5,286
50,260	Aroundtown SA (Real Estate Management & Development)	346
14,847	BASF SE (Chemicals)	1,125
6,551	Bayer AG, Registered Shares (Pharmaceuticals)	356
1,793	Bayerische Motoren Werke AG (Automobiles)	170
38,284	Commerzbank AG (Banks)(a)	254
6,091	Continental AG (Auto Components)(a)	661
2,878	Daimler AG (Automobiles)	254
4,651	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	593
113,622	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	1,444
23,940	Deutsche Boerse AG (Capital Markets)	3,884
22,209	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	152
88,039	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	5,520
253,607	Deutsche Telekom AG (Diversified Telecommunication Services)	5,085
17,334	Deutsche Wohnen SE (Real Estate Management & Development)	1,060
77,431	E.ON SE (Multi-Utilities)	945
7,498	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)(a)	519
6,661	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	467

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
7,179	Fresenius SE & Co. KGAA (Health Care Providers & Services)	$344
6,983	GEA Group AG (Machinery)	319
1,115	Hannover Rueckversicherung SE (Insurance)	194
1,816	HeidelbergCement AG (Construction Materials)	135
1,452	Henkel AG & Co. KGAA (Household Products)	125
2,422	HOCHTIEF AG (Construction & Engineering)	193
82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,363
1,986	Knorr-Bremse AG (Machinery)	212
2,028	MTU Aero Engines AG (Aerospace & Defense)	456
2,693	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	735
2,168	Nemetschek SE (Software)	226
3,699	Puma SE (Textiles, Apparel & Luxury Goods)	411
42,196	SAP SE (Software)	5,706
32,127	Siemens AG, Registered Shares (Industrial Conglomerates)	5,254
16,063	Siemens Energy AG (Electric Utilities)(a)	430
5,796	Siemens Healthineers AG (Health Care Equipment & Supplies)	376
10,266	Symrise AG (Chemicals)	1,345
5,912	TeamViewer AG (Software)(a)	173
48,500	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	138
56,299	TUI AG (Hotels, Restaurants & Leisure)(a)	243
1,218	Vitesco Technologies Group AG (Auto Components)(a)	72
1,532	Volkswagen AG (Automobiles)	472
17,715	Vonovia SE (Real Estate Management & Development)	1,065
5,685	Zalando SE (Internet & Direct Marketing Retail)(a)	518
		51,588

	Hong Kong — 2.23%
483,480	AIA Group Ltd. (Insurance)	5,563
12,400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	135
135,555	BOC Hong Kong Holdings Ltd. (Banks)	408
334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(b)	—
98,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	568
61,093	CLP Holdings Ltd. (Electric Utilities)	588
31,400	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	107
18,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	92
77,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	175
109,206	Hang Seng Bank Ltd. (Banks)	1,872
87,073	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	86
122,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	167

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
211,050	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	$319
23,000	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,414
335,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,605
43,500	Kerry Properties Ltd. (Real Estate Management & Development)	114
59,500	MTR Corp. Ltd. (Road & Rail)	320
14,472	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	1
121,391	PCCW Ltd. (Diversified Telecommunication Services)	62
23,756	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	297
24,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	142
52,000	Techtronic Industries Co. Ltd. (Household Durables)	1,028
59,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	509
317,870	WH Group Ltd. (Food Products)	226
		15,798

	Ireland (Republic of) — 0.88%
332,317	Bank of Ireland Group PLC (Banks)(a)	1,970
24,053	CRH PLC (Construction Materials)	1,135
34,489	Experian PLC (Professional Services)	1,445
1,610	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	319
1,766	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	347
16,821	James Hardie Industries PLC (Construction Materials)	597
3,243	Kerry Group PLC, Class - A (Food Products)	436
		6,249

	Isle of Man — 0.15%
38,227	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	1,092

	Israel — 0.63%
43,244	Bank Hapoalim BM (Banks)	380
866	Nice Ltd. (Software)(a)	245
11,379	Nice Systems Ltd., ADR (Software)(a)	3,232
40,959	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	399
1,096	Wix.com Ltd. (IT Services)(a)	215
		4,471

	Italy — 1.76%
81,579	Assicurazioni Generali SpA (Insurance)	1,728
19,370	Atlantia SpA (Transportation Infrastructure)(a)	365
319,846	Enel SpA (Electric Utilities)	2,454
5,008	Ferrari N.V. (Automobiles)	1,045
8,190	FinecoBank Banca Fineco SpA (Banks)(a)	148
549,472	Intesa Sanpaolo SpA (Banks)	1,555
187,061	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	2,250
7,356	Moncler SpA (Textiles, Apparel & Luxury Goods)	449
23,414	Pirelli & C SpA (Auto Components)	137
10,481	Poste Italiane SpA (Insurance)	144
110,979	Snam SpA (Oil, Gas & Consumable Fuels)	614

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
229,225	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	$1,627
		12,516

	Japan — 20.79%
2,300	Advantest Corp. (Semiconductors & Semiconductor Equipment)	205
27,400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	720
6,845	AGC, Inc. (Building Products)	353
26,800	Ajinomoto Co., Inc. (Food Products)	792
15,300	Amada Co. Ltd. (Machinery)	158
17,400	Asahi Group Holdings Ltd. (Beverages)	840
7,600	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	208
48,400	Asahi Kasei Corp. (Chemicals)	519
103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,705
26,700	Bandai Namco Holdings, Inc. (Leisure Products)	2,008
15,200	Bridgestone Corp. (Auto Components)	719
38,300	Canon, Inc. (Technology Hardware, Storage & Peripherals)	937
12,600	Casio Computer Co. Ltd. (Household Durables)	209
24,700	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	904
363,700	Concordia Financial Group Ltd. (Banks)	1,432
900	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	153
40,000	CyberAgent, Inc. (Media)	772
13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	323
15,900	Daicel Corp. (Chemicals)	124
2,900	Daifuku Co. Ltd. (Machinery)	272
40,900	Dai-ichi Life Holdings, Inc. (Insurance)	895
15,400	Daikin Industries Ltd. (Building Products)	3,358
2,579	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	303
22,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	735
3,000	Denso Corp. (Auto Components)	196
4,800	Dentsu Group, Inc. (Media)	185
800	Disco Corp. (Semiconductors & Semiconductor Equipment)	224
27,900	East Japan Railway Co. (Road & Rail)	1,972
14,000	Eisai Co. Ltd. (Pharmaceuticals)	1,049
96,257	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	391
12,700	FANUC Corp. (Machinery)	2,785
2,400	Fast Retailing Co. Ltd. (Specialty Retail)	1,770
13,700	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,183
10,900	Fujitsu Ltd. (IT Services)	1,970
84	GLP J-REIT (Equity Real Estate Investment Trusts)	138
1,900	GMO Payment Gateway, Inc. (IT Services)	240
16,200	Hino Motors Ltd. (Machinery)	150
37,100	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	2,195
12,600	Hitachi Metals Ltd. (Metals & Mining)	243
75,200	Honda Motor Co. Ltd. (Automobiles)	2,312
25,800	HOYA Corp. (Health Care Equipment & Supplies)	4,026
8,800	Iida Group Holdings Co. Ltd. (Household Durables)	226
39,100	Inpex Corp. (Oil, Gas & Consumable Fuels)	304

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
22,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	$166
21,000	Isuzu Motors Ltd. (Automobiles)	273
100,617	ITOCHU Corp. (Trading Companies & Distributors)	2,931
8,200	Japan Exchange Group, Inc. (Capital Markets)	203
16,700	Japan Post Bank Co. Ltd. (Banks)	143
8,300	Japan Post Insurance Co. Ltd. (Insurance)	151
39	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	141
40	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	240
200	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	192
15,900	Japan Tobacco, Inc. (Tobacco)	312
13,100	JGC Holdings Corp. (Construction & Engineering)	122
5,554	JSR Corp. (Chemicals)	200
10,600	Kao Corp. (Personal Products)	631
9,200	Kawasaki Heavy Industries Ltd. (Machinery)	212
101,200	KDDI Corp. (Wireless Telecommunication Services)	3,332
4,000	Keio Corp. (Road & Rail)	214
5,600	Keisei Electric Railway Co. Ltd. (Road & Rail)	186
7,000	Keyence Corp. (Electronic Equipment, Instruments & Components)	4,178
2,100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	167
5,300	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	173
4,000	Koito Manufacturing Co. Ltd. (Auto Components)	241
15,145	Komatsu Ltd. (Machinery)	363
1,400	Kose Corp. (Personal Products)	167
39,300	Kubota Corp. (Machinery)	837
12,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	763
4,800	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	173
49,500	Kyushu Electric Power Co., Inc. (Electric Utilities)	376
6,100	Kyushu Railway Co. (Road & Rail)	147
5,900	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	1,343
3,200	Lawson, Inc. (Food & Staples Retailing)	157
8,100	Lion Corp. (Household Products)	131
18,300	M3, Inc. (Health Care Technology)	1,304
63,300	Marubeni Corp. (Trading Companies & Distributors)	524
8,100	Medipal Holdings Corp. (Health Care Providers & Services)	152
4,400	MEIJI Holdings Co. Ltd. (Food Products)	285
9,100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	503
11,600	MISUMI Group, Inc. (Machinery)	494
57,145	Mitsubishi Corp. (Trading Companies & Distributors)	1,795
103,000	Mitsubishi Electric Corp. (Electrical Equipment)	1,432
38,100	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	607
471,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,786
131,788	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,882

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
36,100	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	$858
15,800	MonotaRO Co. Ltd. (Trading Companies & Distributors)	354
4,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	140
47,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	4,176
5,800	Nabtesco Corp. (Machinery)	219
14,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	797
20,700	Nexon Co. Ltd. (Entertainment)	332
17,000	Nidec Corp. (Electrical Equipment)	1,874
19,200	Nikon Corp. (Household Durables)	213
4,300	Nintendo Co. Ltd. (Entertainment)	2,055
35	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	227
2,800	Nippon Express Co. Ltd. (Road & Rail)	193
82	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	274
32,800	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	2,727
30,800	Nippon Steel Corp. (Metals & Mining)	554
36,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,009
77,500	Nissan Motor Co. Ltd. (Automobiles)(a)	387
7,600	Nisshin Seifun Group, Inc. (Food Products)	126
2,400	Nissin Foods Holdings Co. Ltd. (Food Products)	193
4,400	Nitori Holdings Co. Ltd. (Specialty Retail)	867
24,900	Nomura Holdings, Inc. (Capital Markets)	123
162	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	233
17,800	Nomura Research Institute Ltd. (IT Services)	654
1,800	Obic Co. Ltd. (IT Services)	342
4,300	Odakyu Electric Railway Co. Ltd. (Road & Rail)	100
46,900	Oji Paper Co. Ltd. (Paper & Forest Products)	236
44,700	Olympus Corp. (Health Care Equipment & Supplies)	979
10,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,029
13,800	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	315
6,000	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	971
10,800	ORIX Corp. (Diversified Financial Services)	202
4,000	OTSUKA Corp. (IT Services)	206
3,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	128
18,900	Pan Pacific International Holdings Corp. (Multiline Retail)	390
201,500	Panasonic Corp. (Household Durables)	2,498
7,600	Park24 Co. Ltd. (Commercial Services & Supplies)(a)	129
9,900	Pigeon Corp. (Household Products)	230
7,400	Pola Orbis Holdings, Inc. (Personal Products)	170
51,800	Rakuten, Inc. (Internet & Direct Marketing Retail)	505
48,200	Recruit Holdings Co. Ltd. (Professional Services)	2,947

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
13,000	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)	$160
2,700	Rinnai Corp. (Household Durables)	296
5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	528
13,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	190
5,100	SBI Holdings, Inc. (Capital Markets)	125
35,552	Sekisui House Ltd. (Household Durables)	745
25,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,161
12,000	SG Holdings Co. Ltd. (Air Freight & Logistics)	340
16,500	Sharp Corp. (Household Durables)	208
2,800	Shimano, Inc. (Leisure Products)	818
11,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,890
10,100	Shionogi & Co. Ltd. (Pharmaceuticals)	691
14,100	Shiseido Co. Ltd. (Personal Products)	948
6,600	Showa Denko KK (Chemicals)	161
2,100	SMC Corp. (Machinery)	1,310
62,800	SoftBank Group Corp. (Wireless Telecommunication Services)	3,629
12,800	Sompo Holdings, Inc. (Insurance)	555
35,200	Sony Corp. (Household Durables)	3,908
3,700	Square Enix Holdings Co. Ltd. (Entertainment)	198
45,486	Sumitomo Corp. (Trading Companies & Distributors)	641
26,248	Sumitomo Mitsui Financial Group, Inc. (Banks)	924
13,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	462
13,900	Suzuki Motor Corp. (Automobiles)	621
6,900	Sysmex Corp. (Health Care Equipment & Supplies)	857
6,300	Taiyo Nippon Sanso Corp. (Chemicals)	158
4,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	139
10,200	TDK Corp. (Electronic Equipment, Instruments & Components)	368
26,500	Terumo Corp. (Health Care Equipment & Supplies)	1,251
2,900	The Bank of Kyoto Ltd. (Banks)	133
22,400	The Chiba Bank Ltd. (Banks)	145
164,500	The Shizuoka Bank Ltd. (Banks)	1,352
8,000	THK Co. Ltd. (Machinery)	176
4,700	Toho Gas Co. Ltd. (Gas Utilities)	204
18,400	Tohoku Electric Power Co., Inc. (Electric Utilities)	135
9,900	Tokio Marine Holdings, Inc. (Insurance)	531
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,888
25,700	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	158
13,900	Tokyo Gas Co. Ltd. (Gas Utilities)	259
52,900	Toray Industries, Inc. (Chemicals)	336
14,700	Toshiba Corp. (Industrial Conglomerates)	619
21,600	Toyota Industries Corp. (Auto Components)	1,777
485,000	Toyota Motor Corp. (Automobiles)	8,642
6,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	284
6,727	Trend Micro, Inc. (Software)	375
1,500	Tsuruha Holdings, Inc. (Food & Staples Retailing)	185
16,700	Unicharm Corp. (Household Products)	740
113	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	153

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
21,200	USS Co. Ltd. (Specialty Retail)	$361
4,200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	151
4,800	Yakult Honsha Co. Ltd. (Food Products)	243
13,100	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	332
9,200	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	442
9,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	159
99,600	Z Holdings Corp. (Interactive Media & Services)	638
		147,494

	Jersey — 0.42%
387,007	Glencore PLC (Metals & Mining)	1,821
88,265	WPP PLC (Media)	1,182
		3,003

	Luxembourg — 0.37%
27,423	ArcelorMittal SA (Metals & Mining)	839
3,182	Eurofins Scientific SE (Life Sciences Tools & Services)	408
132,297	Tenaris SA (Energy Equipment & Services)	1,392
		2,639

	Netherlands — 4.25%
58,647	ABN AMRO Group N.V. (Banks)(a)	846
425	Adyen N.V. (IT Services)(a)	1,188
73,595	AEGON N.V. (Insurance)	380
8,728	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	505
23,149	Airbus SE (Aerospace & Defense)(a)	3,069
29,390	Akzo Nobel N.V. (Chemicals)	3,210
12,377	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	9,244
39,102	CNH Industrial N.V. (Machinery)	657
4,144	EXOR N.V. (Diversified Financial Services)	348
6,020	Heineken N.V. (Beverages)	628
15,662	ING Groep N.V. (Banks)	228
4,515	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	330
62,296	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	2,074
15,440	Koninklijke DSM N.V. (Chemicals)	3,087
65,979	Koninklijke KPN N.V. (Diversified Telecommunication Services)	208
5,828	NN Group N.V. (Insurance)	305
18,507	Prosus N.V. (Internet & Direct Marketing Retail)	1,481
3,015	QIAGEN N.V. (Life Sciences Tools & Services)(a)	156
4,181	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	183
31,487	Universal Music Group N.V. (Entertainment)(a)	843
11,488	Wolters Kluwer N.V. (Professional Services)	1,218
		30,188

	New Zealand — 0.20%
60,589	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	326
15,804	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	347
38,532	Mercury NZ Ltd. (Electric Utilities)	172

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
48,979	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	$166
16,268	Ryman Healthcare Ltd. (Health Care Providers & Services)	169
36,835	Spark New Zealand Ltd. (Diversified Telecommunication Services)	121
33,700	The a2 Milk Co. Ltd. (Food Products)(a)	149
		1,450

	Norway — 0.69%
67,459	DNB Bank ASA (Banks)(a)	1,534
108,907	Equinor ASA (Oil, Gas & Consumable Fuels)	2,771
24,253	Mowi ASA (Food Products)	616
		4,921

	Papua New Guinea — 0.05%
122,619	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	382

	Portugal — 0.32%
400,153	EDP - Energias de Portugal SA (Electric Utilities)	2,102
7,412	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	148
		2,250

	Singapore — 0.82%
232,772	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	513
175,989	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	262
58,000	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	145
57,800	DBS Group Holdings Ltd. (Banks)	1,281
18,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	157
58,700	Singapore Airlines Ltd. (Airlines)(a)	216
18,700	Singapore Exchange Ltd. (Capital Markets)	137
540,700	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	1,510
8,100	United Overseas Bank Ltd. (Banks)	153
457,800	Wilmar International Ltd. (Food Products)	1,415
		5,789

	South Africa — 0.00%
4,663	Thungela Resources Ltd. (Oil, Gas & Consumable Fuels)(a)	29

	South Korea — 0.29%
32,902	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,041

	Spain — 1.95%
10,971	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	297
2,724	Aena SME SA (Transportation Infrastructure)(a)	471
17,469	Amadeus IT Group SA (IT Services)(a)	1,149
678,386	Banco Bilbao Vizcaya Argentaria SA (Banks)	4,478
28,433	Bankinter SA (Banks)	166
140,428	CaixaBank SA (Banks)	435
16,570	Cellnex Telecom SA (Diversified Telecommunication Services)	1,023
8,592	Enagas SA (Oil, Gas & Consumable Fuels)	191
11,451	Endesa SA (Electric Utilities)	231
7,320	Grifols SA, ADR (Biotechnology)	107
263,269	Iberdrola SA (Electric Utilities)	2,649

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
41,666	Industria de Diseno Textil SA (Specialty Retail)	$1,533
28,433	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)	56
14,150	Naturgy Energy Group SA (Gas Utilities)	356
17,123	Red Electrica Corp. SA (Electric Utilities)	343
17,963	Repsol SA (Oil, Gas & Consumable Fuels)	234
31,962	Telefonica SA (Diversified Telecommunication Services)	150
		13,869

	Sweden — 2.26%
38,059	Assa Abloy AB, B Shares (Building Products)	1,104
25,498	Atlas Copco AB, A Shares (Machinery)	1,540
14,818	Atlas Copco AB, B Shares (Machinery)	753
8,564	Electrolux AB, B Shares (Household Durables)	198
18,852	Embracer Group AB, Class - A (Entertainment)(a)	182
4,272	Essity AB, Class - B (Household Products)	133
802	Evolution AB (Hotels, Restaurants & Leisure)	122
23,886	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	484
15,868	Husqvarna AB (Household Durables)	190
3,750	ICA Gruppen AB (Food & Staples Retailing)	172
6,435	Kinnevik AB, Class - B (Diversified Financial Services)(a)	226
35,660	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	1,958
6,416	Sandvik AB (Machinery)	147
12,222	Sinch AB (Software)(a)	237
61,801	Skandinaviska Enskilda Banken AB, Class - A (Banks)	871
33,960	Skanska AB, B Shares (Construction & Engineering)	852
36,959	SKF AB, B Shares (Machinery)	872
12,547	Svenska Handelsbanken AB, A Shares (Banks)	141
34,388	Swedbank AB, A Shares (Banks)	694
69,800	Swedish Match AB (Tobacco)	611
26,659	Tele2 AB, B Shares (Wireless Telecommunication Services)	395
97,622	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	1,102
95,151	Telia Co. AB (Diversified Telecommunication Services)	392
117,701	Volvo AB, B Shares (Machinery)	2,628
		16,004

	Switzerland — 8.55%
135,931	ABB Ltd., Registered Shares (Electrical Equipment)	4,548
13,310	Alcon, Inc. (Health Care Equipment & Supplies)	1,078
1,838	Baloise Holding AG, Registered Shares (Insurance)	279
116	Barry Callebaut AG, Registered Shares (Food Products)	263
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	590
44	Chocoladefabriken Lindt & Spruengli AG (Food Products)	492
14,421	Coca-Cola HBC AG (Beverages)	465

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
19,821	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	$2,055
761	EMS-Chemie Holding AG (Chemicals)	719
34	Givaudan SA, Registered Shares (Chemicals)	155
29,865	Idorsia Ltd. (Biotechnology)(a)	720
5,080	Kuehne & Nagel International AG, Registered Shares (Marine)	1,735
1,387	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	123
4,467	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)	3,351
8,432	Medacta Group SA (Health Care Equipment & Supplies)(a)	1,316
115,521	Nestle SA, Registered Shares (Food Products)	13,921
85,767	Novartis AG, Registered Shares (Pharmaceuticals)	7,034
441	Partners Group Holding AG (Capital Markets)	688
29,400	Roche Holding AG (Pharmaceuticals)	10,732
500	SGS SA, Registered Shares (Professional Services)	1,456
539	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)	204
1,212	Swiss Life Holding AG (Insurance)	611
3,688	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	360
9,698	Swiss Re AG (Insurance)	828
1,212	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	698
4,283	Temenos AG, Registered Shares (Software)	581
1,098	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	286
223,386	UBS Group AG (Capital Markets)	3,566
871	Vifor Pharma AG (Pharmaceuticals)	113
4,186	Zurich Financial Services AG (Insurance)	1,712
		60,679

	United Kingdom — 11.30%
38,163	3i Group PLC (Capital Markets)	655
39,246	abrdn PLC (Diversified Financial Services)	134
5,633	Admiral Group PLC (Insurance)	235
46,639	Anglo American PLC (Metals & Mining)	1,634
17,119	Ashtead Group PLC (Trading Companies & Distributors)	1,294
21,941	Associated British Foods PLC (Food Products)	546
53,176	AstraZeneca PLC (Pharmaceuticals)	6,409
31,506	Auto Trader Group PLC (Interactive Media & Services)	248
27,235	Aveva Group PLC (Software)	1,316
380,982	Aviva PLC (Insurance)	2,019
121,738	BAE Systems PLC (Aerospace & Defense)	922
74,250	Barratt Developments PLC (Household Durables)	656
122,235	British American Tobacco PLC (Tobacco)	4,272
48,150	British Land Co. PLC (Equity Real Estate Investment Trusts)	319
58,609	BT Group PLC (Diversified Telecommunication Services)(a)	126
12,788	Bunzl PLC (Trading Companies & Distributors)	422

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
44,208	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	$1,076
16,992	Carnival PLC (Hotels, Restaurants & Leisure)(a)	384
19,461	Coca-Cola Europacific Partners PLC (Beverages)	1,076
68,980	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	1,411
41,002	Diageo PLC (Beverages)	1,985
8,558	Ferguson PLC (Trading Companies & Distributors)	1,188
176,859	GlaxoSmithKline PLC (Pharmaceuticals)	3,337
14,664	Halma PLC (Electronic Equipment, Instruments & Components)	559
10,082	Hargreaves Lansdown PLC (Capital Markets)	194
193,166	HSBC Holdings PLC (Banks)	1,010
98,505	Imperial Brands PLC (Tobacco)	2,060
278,038	Informa PLC (Media)(a)	2,044
6,566	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	419
6,129	Intertek Group PLC (Professional Services)	410
72,003	J Sainsbury PLC (Food & Staples Retailing)	276
118,900	Kingfisher PLC (Specialty Retail)	537
26,793	Land Securities Group PLC (Equity Real Estate Investment Trusts)	250
230,229	Legal & General Group PLC (Insurance)	865
9,354	Linde PLC (Chemicals)	2,750
10,607	London Stock Exchange Group PLC (Capital Markets)	1,063
56,079	M&G PLC (Diversified Financial Services)	153
98,922	Meggitt PLC (Aerospace & Defense)(a)	976
175,256	Melrose Industries PLC (Industrial Conglomerates)	407
18,592	Mondi PLC (Paper & Forest Products)	456
137,511	National Grid PLC (Multi-Utilities)	1,638
5,049	Next PLC (Multiline Retail)	555
5,419	Ocado Group PLC (Internet & Direct Marketing Retail)(a)	121
16,942	Pearson PLC (Media)	162
14,218	Persimmon PLC (Household Durables)	508
28,258	Prudential PLC (Insurance)	548
29,113	RecKitt Benckiser Group PLC (Household Products)	2,287
108,450	RELX PLC (Professional Services)	3,121
70,222	Rentokil Initial PLC (Commercial Services & Supplies)	551
66,751	Rio Tinto PLC (Metals & Mining)	4,375
79,314	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	148
180,472	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	4,013
141,622	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	3,137
3,268	Schroders PLC (Capital Markets)	157
41,641	Segro PLC (Equity Real Estate Investment Trusts)	669
8,382	Severn Trent PLC (Water Utilities)	293
13,088	Smith & Nephew PLC (Health Care Equipment & Supplies)	225
12,142	Smiths Group PLC (Industrial Conglomerates)	234
2,797	Spirax-Sarco Engineering PLC (Machinery)	563
44,660	SSE PLC (Electric Utilities)	940
9,471	St. James Place PLC (Capital Markets)	191
37,451	Standard Chartered PLC (Banks)	219

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
41,665	Stellantis N.V. (Automobiles)	$793
46,006	Stellantis N.V. (Automobiles)	877
41,016	The Sage Group PLC (Software)	390
18,373	The Weir Group PLC (Machinery)(a)	415
108,655	Unilever PLC (Personal Products)	5,883
10,568	United Utilities Group PLC (Water Utilities)	138
7,653	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	340
141,530	William Morrison Supermarkets PLC (Food & Staples Retailing)	562
		80,146

	United States — 0.05%
12,203	Bausch Health Companies, Inc. (Pharmaceuticals)(a)	341
706	Jackson Financial, Inc., Class - A (Diversified Financial Services)(a)	18
		359

	Total Common Stocks	681,054

	Preferred Stocks — 0.57%
	Germany — 0.57%
3,034	Henkel AG & Co. KGAA - Preferred (Household Products)	281
1,461	Sartorius AG - Preferred (Health Care Equipment & Supplies)	930
12,574	Volkswagen AG - Preferred (Automobiles)	2,802

	Total Preferred Stocks	4,013

Shares	Security Description	Value (000)
	Rights — 0.01%
	Australia — 0.00%
13,014	Transurban Group, 10/11/21 (Transportation Infrastructure)(a)	$10
	Germany — 0.01%
22,209	Deutsche Lufthansa AG, 10/6/21 (Airlines)(a)	53

	Total Rights	63

	Investment Company — 1.43%
10,115,275	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(c)	10,115

	Total Investment Company	10,115

	Purchased Options on Futures — 0.04%
	Total Purchased Options on Futures	285

	Total Investments (cost $444,333) — 98.03%	695,530
	Other assets in excess of liabilities — 1.97%	13,949

	Net Assets - 100.00%	$709,479

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2021.
(c)	Annualized 7-day yield as of period-end.
As of September 30, 2021, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	129	12/17/21	$14,621	$(689)
			$14,621	$(689)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(689)
	Total Net Unrealized Appreciation/(Depreciation)			$(689)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	7	$1,463	$4,180.00	10/15/21	$(13)
E-Mini S&P 500 Future Option	Put	6	1,260	4,200.00	10/15/21	(13)
E-Mini S&P 500 Future Option	Put	10	2,035	4,070.00	10/15/21	(10)
E-Mini S&P 500 Future Option	Put	7	1,379	3,940.00	10/15/21	(3)
E-Mini S&P 500 Future Option	Put	7	1,439	4,110.00	10/29/21	(17)
E-Mini S&P 500 Future Option	Put	7	1,348	3,850.00	10/29/21	(6)
E-Mini S&P 500 Future Option	Put	7	1,449	4,140.00	10/29/21	(19)
E-Mini S&P 500 Future Option	Put	7	1,442	4,120.00	10/29/21	(18)
E-Mini S&P 500 Future Option	Put	12	2,460	4,100.00	10/29/21	(28)
E-Mini S&P 500 Future Option	Put	13	2,535	3,900.00	10/29/21	(13)
E-Mini S&P 500 Future Option	Put	7	1,390	3,970.00	11/19/21	(17)
E-Mini S&P 500 Future Option	Put	7	1,411	4,030.00	11/19/21	(20)
E-Mini S&P 500 Future Option	Put	14	2,953	4,220.00	11/19/21	(70)
E-Mini S&P 500 Future Option	Put	7	1,421	4,060.00	11/19/21	(22)
E-Mini S&P 500 Future Option	Put	6	1,221	4,070.00	11/19/21	(20)
E-Mini S&P 500 Future Option	Put	7	1,393	3,980.00	11/30/21	(21)
E-Mini S&P 500 Future Option	Put	6	1,176	3,920.00	11/30/21	(15)
E-Mini S&P 500 Future Option	Put	6	1,179	3,930.00	11/30/21	(16)
E-Mini S&P 500 Future Option	Put	6	1,185	3,950.00	11/30/21	(16)
E-Mini S&P 500 Future Option	Put	14	2,946	4,210.00	11/30/21	(74)
E-Mini S&P 500 Future Option	Put	6	1,155	3,850.00	11/30/21	(13)
E-Mini S&P 500 Future Option	Put	12	2,460	4,100.00	12/17/21	(59)
E-Mini S&P 500 Future Option	Put	6	1,155	3,850.00	12/17/21	(17)
						$(520)

Exchanged-traded options on futures contacts purchased as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	5	$1,088	$4,350.00	10/15/21	$24
E-Mini S&P 500 Future Option	Put	6	1,320	4,400.00	10/29/21	42
E-Mini S&P 500 Future Option	Put	7	1,575	4,500.00	11/19/21	79
E-Mini S&P 500 Future Option	Put	7	1,575	4,500.00	11/30/21	82
E-Mini S&P 500 Future Option	Put	6	1,320	4,400.00	12/17/21	58
						$285

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 75.97%
	Australia — 5.32%
11,561	Afterpay Ltd. (IT Services)(a)	$1,004
35,827	AGL Energy Ltd. (Multi-Utilities)	148
13,251	Ampol Ltd. (Oil, Gas & Consumable Fuels)	264
62,613	APA Group (Gas Utilities)	390
30,497	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	1,014
10,389	ASX Ltd. (Capital Markets)	600
103,636	Aurizon Holdings Ltd. (Road & Rail)	281
98,249	AusNet Services (Electric Utilities)	178
154,616	Australia & New Zealand Banking Group Ltd. (Banks)	3,104
159,856	BHP Billiton Ltd. (Metals & Mining)	4,269
114,729	BHP Group Ltd. (Metals & Mining)	2,890
26,827	BlueScope Steel Ltd. (Metals & Mining)	389
79,765	Brambles Ltd. (Commercial Services & Supplies)	613
3,610	Cochlear Ltd. (Health Care Equipment & Supplies)	565
73,042	Coles Group Ltd. (Food & Staples Retailing)	887
96,244	Commonwealth Bank of Australia (Banks)	7,140
31,730	Computershare Ltd. (IT Services)	410
19,764	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	135
24,696	CSL Ltd. (Biotechnology)	5,158
58,182	Dexus (Equity Real Estate Investment Trusts)	448
3,595	Domino's Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	411
76,358	Endeavour Group Ltd. (Food & Staples Retailing)	382
107,749	Evolution Mining Ltd. (Metals & Mining)	272
91,579	Fortescue Metals Group Ltd. (Metals & Mining)	975
88,997	Goodman Group (Equity Real Estate Investment Trusts)	1,369
135,687	Insurance Australia Group Ltd. (Insurance)	474
38,658	LendLease Group (Real Estate Management & Development)(b)	297
18,704	Macquarie Group Ltd. (Capital Markets)	2,416
7,258	Magellan Financial Group Ltd. (Capital Markets)	182
146,142	Medibank Private Ltd. (Insurance)	373
208,758	Mirvac Group (Equity Real Estate Investment Trusts)	443
179,116	National Australia Bank Ltd. (Banks)	3,532
43,566	Newcrest Mining Ltd. (Metals & Mining)	722
58,321	Northern Star Resources Ltd. (Metals & Mining)	357
21,468	Orica Ltd. (Chemicals)	210
93,460	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	313
53,562	Qantas Airways Ltd. (Airlines)(a)	216
80,240	QBE Insurance Group Ltd. (Insurance)	661
10,044	Ramsay Health Care Ltd. (Health Care Providers & Services)	498
2,796	REA Group Ltd. (Interactive Media & Services)	315
17,070	Reece Ltd. (Trading Companies & Distributors)	230
19,939	Rio Tinto Ltd. (Metals & Mining)	1,419
99,093	Santos Ltd. (Oil, Gas & Consumable Fuels)	507
278,000	Scentre Group (Equity Real Estate Investment Trusts)	592
17,748	SEEK Ltd. (Professional Services)	390
23,949	Sonic Healthcare Ltd. (Health Care Providers & Services)	692

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
260,011	South32 Ltd. (Metals & Mining)	$645
126,527	Stockland (Equity Real Estate Investment Trusts)	401
71,092	Suncorp Group Ltd. (Insurance)	632
69,588	Sydney Airport (Transportation Infrastructure)(a)	409
117,482	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	408
220,896	Telstra Corp. Ltd. (Diversified Telecommunication Services)	619
103,369	The GPT Group (Equity Real Estate Investment Trusts)	372
146,842	Transurban Group (Transportation Infrastructure)	1,480
38,205	Treasury Wine Estates Ltd. (Beverages)	337
206,048	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	244
9,954	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)^	277
61,633	Wesfarmers Ltd. (Food & Staples Retailing)	2,451
199,271	Westpac Banking Corp. (Banks)	3,684
7,602	WiseTech Global Ltd. (Software)	288
51,937	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	888
67,652	Woolworths Group Ltd. (Food & Staples Retailing)	1,900
		63,170

	Austria — 0.16%
14,825	Erste Group Bank AG (Banks)	652
7,815	OMV AG (Oil, Gas & Consumable Fuels)	471
7,855	Raiffeisen Bank International AG (Banks)(b)	205
3,613	Verbund AG (Electric Utilities)	365
6,158	Voestalpine AG (Metals & Mining)	227
		1,920

	Belgium — 0.62%
9,474	Ageas SA (Insurance)	469
40,843	Anheuser-Busch InBev N.V. (Beverages)	2,316
2,938	Colruyt SA (Food & Staples Retailing)	150
1,639	Elia Group SA/NV (Electric Utilities)(b)	196
6,159	Groupe Bruxelles Lambert SA (Diversified Financial Services)	677
13,679	KBC Group N.V. (Banks)	1,234
8,072	Proximus SADP (Diversified Telecommunication Services)	160
818	Sofina SA (Diversified Financial Services)	325
3,933	Solvay SA, Class - A (Chemicals)	488
6,709	UCB SA (Pharmaceuticals)	751
10,460	Umicore SA (Chemicals)(b)	619
		7,385

	China — 0.09%
2,876	Futu Holdings Ltd., ADR (Capital Markets)(a)	262
11,700	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	619
51,000	SITC International Holdings Co. Ltd. (Marine)	181
		1,062

	Denmark — 2.02%
171	A.P. Moller - Maersk A/S, Class - A (Marine)	441
327	A.P. Moller - Maersk A/S, Class - B (Marine)	885

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
8,664	Ambu A/S, Class - B (Health Care Equipment & Supplies)	$256
5,677	Carlsberg A/S, Class - B (Beverages)	926
5,597	Christian Hansen Holding A/S (Chemicals)(b)	457
6,432	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	1,006
36,602	Danske Bank A/S (Banks)	617
5,857	Demant A/S (Health Care Equipment & Supplies)(a)	295
11,043	DSV A/S (Road & Rail)	2,645
3,502	Genmab A/S (Biotechnology)(a)(b)	1,530
6,795	GN Store Nord A/S (Health Care Equipment & Supplies)	470
91,977	Novo Nordisk A/S, Class - B (Pharmaceuticals)	8,868
11,331	Novozymes A/S, B Shares (Chemicals)	777
10,213	Orsted A/S (Electric Utilities)(b)	1,346
5,307	Pandora A/S (Textiles, Apparel & Luxury Goods)	644
447	ROCKWOOL International A/S, B Shares (Building Products)	191
18,858	Tryg A/S (Insurance)(b)	428
54,952	Vestas Wind Systems A/S (Electrical Equipment)	2,204
		23,986

	Finland — 0.98%
7,548	Elisa Oyj (Diversified Telecommunication Services)	469
23,569	Fortum Oyj (Electric Utilities)	716
15,367	Kesko Oyj, Class - B (Food & Staples Retailing)	530
18,340	Kone Oyj, Class - B (Machinery)	1,288
22,871	Neste Oyj (Oil, Gas & Consumable Fuels)	1,290
298,835	Nokia Oyj (Communications Equipment)(a)	1,648
174,999	Nordea Bank Abp (Banks)	2,256
5,580	Orion Oyj, Class - B (Pharmaceuticals)	221
27,210	Sampo Oyj, Class - A (Insurance)	1,345
30,871	Stora Enso Oyj, R Shares (Paper & Forest Products)	514
28,892	UPM-Kymmene Oyj (Paper & Forest Products)	1,022
24,986	Wartsila Oyj Abp (Machinery)^	298
		11,597

	France — 7.92%
10,054	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	358
1,575	Aeroports de Paris (Transportation Infrastructure)(a)	201
25,719	Air Liquide SA (Chemicals)	4,119
14,547	Alstom SA (Machinery)	552
3,218	Amundi SA (Capital Markets)(b)	271
3,660	Arkema SA (Chemicals)	483
5,215	Atos SE (IT Services)	277
105,160	AXA SA (Insurance)	2,914
2,198	BioMerieux (Health Care Equipment & Supplies)	250
61,091	BNP Paribas SA (Banks)^	3,908
46,827	Bollore SA (Air Freight & Logistics)	270
12,093	Bouygues SA (Construction & Engineering)	500
15,589	Bureau Veritas SA (Professional Services)(b)	481
8,705	Capgemini SE (IT Services)	1,805
33,424	Carrefour SA (Food & Staples Retailing)(b)	599
9,109	CNP Assurances (Insurance)	144

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
27,386	Compagnie de Saint-Gobain (Building Products)	$1,843
9,191	Compagnie Generale des Etablissements Michelin (Auto Components)	1,409
2,980	Covivio (Equity Real Estate Investment Trusts)	250
65,574	Credit Agricole SA (Banks)	901
35,469	Danone SA (Food Products)	2,418
1,330	Dassault Aviation SA (Aerospace & Defense)(b)	149
35,685	Dassault Systemes SE (Software)	1,878
13,515	Edenred (Commercial Services & Supplies)	727
4,675	Eiffage SA (Construction & Engineering)(b)	472
30,214	Electricite de France SA (Electric Utilities)	380
98,663	Engie SA (Multi-Utilities)	1,291
15,380	EssilorLuxottica SA (Health Care Equipment & Supplies)	2,939
2,086	Eurazeo SE (Diversified Financial Services)	195
6,238	Faurecia SE (Auto Components)	296
2,433	Gecina SA (Equity Real Estate Investment Trusts)(b)	327
23,349	Getlink SE (Transportation Infrastructure)	365
1,722	Hermes International (Textiles, Apparel & Luxury Goods)	2,376
2,001	Ipsen SA (Pharmaceuticals)	191
4,061	Kering SA (Textiles, Apparel & Luxury Goods)	2,884
12,323	Klepierre SA (Equity Real Estate Investment Trusts)	276
4,869	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	250
14,369	Legrand SA (Electrical Equipment)	1,539
13,670	L'Oreal SA (Personal Products)	5,656
15,053	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	10,780
107,918	Orange SA (Diversified Telecommunication Services)^(b)	1,167
2,743	Orpea (Health Care Providers & Services)(b)	319
11,394	Pernod Ricard SA (Beverages)	2,512
12,474	Publicis Groupe SA (Media)	838
1,208	Remy Cointreau SA (Beverages)^	234
10,200	Renault SA (Automobiles)(a)(b)	362
18,590	Safran SA (Aerospace & Defense)	2,351
61,483	Sanofi (Pharmaceuticals)	5,918
1,467	Sartorius Stedim Biotech (Life Sciences Tools & Services)	820
29,242	Schneider Electric SE (Electrical Equipment)(b)	4,870
8,414	SCOR SE (Insurance)	242
1,410	SEB SA (Household Durables)	198
44,214	Societe Generale SA (Banks)	1,384
4,695	Sodexo SA (Hotels, Restaurants & Leisure)(a)	410
18,339	Suez SA (Multi-Utilities)	418
3,180	Teleperformance (Professional Services)	1,251
5,654	Thales SA (Aerospace & Defense)	548
135,574	TotalEnergies SE (Oil, Gas & Consumable Fuels)	6,478
5,491	UbiSoft Entertainment SA (Entertainment)(a)	329
7,103	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	523
12,151	Valeo SA (Auto Components)	339
28,598	Veolia Environnement SA (Multi-Utilities)	874
28,933	Vinci SA (Construction & Engineering)	3,009

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
39,678	Vivendi SA (Entertainment)^	$499
1,423	Wendel SE (Diversified Financial Services)	197
12,782	Worldline SA (IT Services)(a)(b)	974
		93,988

	Germany — 6.46%
10,341	adidas AG (Textiles, Apparel & Luxury Goods)	3,249
22,378	Allianz SE (Insurance)	5,013
55,794	Aroundtown SA (Real Estate Management & Development)(b)	384
49,882	BASF SE (Chemicals)	3,781
53,398	Bayer AG, Registered Shares (Pharmaceuticals)	2,898
17,896	Bayerische Motoren Werke AG (Automobiles)	1,700
4,644	Bechtle AG (IT Services)	318
5,349	Beiersdorf AG (Personal Products)	577
8,199	Brenntag AG (Trading Companies & Distributors)	762
2,136	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	409
53,166	Commerzbank AG (Banks)(a)	352
5,837	Continental AG (Auto Components)(a)	634
10,832	Covestro AG (Chemicals)(b)	738
46,479	Daimler AG (Automobiles)(b)	4,100
8,571	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	1,093
112,710	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	1,432
10,189	Deutsche Boerse AG (Capital Markets)	1,653
15,967	Deutsche Lufthansa AG, Registered Shares (Airlines)^(a)	109
53,846	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	3,376
181,033	Deutsche Telekom AG (Diversified Telecommunication Services)	3,630
18,493	Deutsche Wohnen SE (Real Estate Management & Development)	1,131
120,564	E.ON SE (Multi-Utilities)	1,471
11,128	Evonik Industries AG (Chemicals)	349
11,445	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	803
22,639	Fresenius SE & Co. KGAA (Health Care Providers & Services)	1,083
8,141	GEA Group AG (Machinery)	372
3,200	Hannover Rueckversicherung SE (Insurance)	557
7,897	HeidelbergCement AG (Construction Materials)	589
8,710	HelloFresh SE (Internet & Direct Marketing Retail)(a)	803
5,515	Henkel AG & Co. KGAA (Household Products)	474
70,980	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	2,903
3,830	KION Group AG (Machinery)(b)	356
3,979	Knorr-Bremse AG (Machinery)	426
4,409	Lanxess AG (Chemicals)	298
4,055	LEG Immobilien AG (Real Estate Management & Development)	573
6,898	Merck KGAA (Pharmaceuticals)	1,493
2,987	MTU Aero Engines AG (Aerospace & Defense)	671
7,549	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	2,060

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
3,064	Nemetschek SE (Software)	$320
5,794	Puma SE (Textiles, Apparel & Luxury Goods)(b)	644
294	Rational AG (Machinery)	276
34,295	RWE AG (Multi-Utilities)	1,209
56,641	SAP SE (Software)	7,659
5,319	Scout24 AG (Interactive Media & Services)(b)	369
41,505	Siemens AG, Registered Shares (Industrial Conglomerates)	6,787
21,327	Siemens Energy AG (Electric Utilities)(a)	570
14,645	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	950
6,827	Symrise AG (Chemicals)(b)	895
9,616	TeamViewer AG (Software)(a)(b)	281
55,254	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	157
6,456	Uniper SE (Independent Power and Renewable Electricity Producers)	269
5,973	United Internet AG (Diversified Telecommunication Services)(b)	231
1,167	Vitesco Technologies Group AG (Auto Components)(a)	69
1,723	Volkswagen AG (Automobiles)	531
29,263	Vonovia SE (Real Estate Management & Development)	1,759
11,844	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	1,080
		76,676

	Hong Kong — 2.17%
655,918	AIA Group Ltd. (Insurance)	7,547
196,195	BOC Hong Kong Holdings Ltd. (Banks)	591
91,400	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	232
588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(c)	—
113,200	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	215
117,200	CK Asset Holdings Ltd. (Real Estate Management & Development)	676
145,910	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	973
35,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	195
87,219	CLP Holdings Ltd. (Electric Utilities)	840
104,400	ESR Cayman Ltd. (Real Estate Management & Development)(a)(b)	315
115,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	590
107,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	246
40,539	Hang Seng Bank Ltd. (Banks)	694
76,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	293
140,877	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	140
200,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	274
594,247	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	898
65,300	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	4,013

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
61,940	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	$296
11,594	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	119
81,500	MTR Corp. Ltd. (Road & Rail)	439
81,310	New World Development Co. Ltd. (Real Estate Management & Development)	331
76,368	Power Assets Holdings Ltd. (Electric Utilities)	448
128,660	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	263
191,429	Sino Land Co. Ltd. (Real Estate Management & Development)	258
105,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)(a)	71
69,360	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	866
26,430	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	156
62,000	Swire Properties Ltd. (Real Estate Management & Development)	155
73,000	Techtronic Industries Co. Ltd. (Household Durables)	1,443
112,236	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	961
452,358	WH Group Ltd. (Food Products)(b)	322
92,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	473
82,800	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	70
104,000	Xinyi Glass Holdings Ltd. (Auto Components)	310
		25,713

	Ireland (Republic of) — 0.82%
42,149	CRH PLC (Construction Materials)(b)	1,989
5,222	DCC PLC (Industrial Conglomerates)(b)	435
49,919	Experian PLC (Professional Services)	2,091
8,874	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	1,760
23,508	James Hardie Industries PLC (Construction Materials)	834
8,602	Kerry Group PLC, Class - A (Food Products)	1,156
8,164	Kingspan Group PLC (Building Products)	814
13,034	Smurfit Kappa Group PLC (Containers & Packaging)(b)	686
		9,765

	Isle of Man — 0.07%
30,923	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	883

	Israel — 0.47%
2,521	Azrieli Group Ltd. (Real Estate Management & Development)	227
60,224	Bank Hapoalim BM (Banks)	529
77,815	Bank Leumi Le (Banks)	660
6,177	Check Point Software Technologies Ltd. (Software)(a)	698
2,209	CyberArk Software Ltd. (Software)(a)	349
1,406	Elbit Systems Ltd. (Aerospace & Defense)	204
37,371	ICL Group Ltd. (Chemicals)(b)	272
1	Isracard Ltd. (Consumer Finance)	—
61,769	Israel Discount Bank Ltd., Class - A (Banks)(a)	326
7,482	Mizrahi Tefahot Bank Ltd. (Banks)	252
3,383	Nice Ltd. (Software)(a)	959

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel (continued)
59,477	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	$579
2,938	Wix.com Ltd. (IT Services)(a)	576
		5,631

	Italy — 1.55%
7,118	Amplifon SpA (Health Care Providers & Services)	338
59,838	Assicurazioni Generali SpA (Insurance)	1,267
27,120	Atlantia SpA (Transportation Infrastructure)(a)	512
30,820	Davide Campari-Milano N.V. (Beverages)	433
1,336	Diasorin SpA (Health Care Equipment & Supplies)	280
441,695	Enel SpA (Electric Utilities)(b)	3,390
136,629	Eni SpA (Oil, Gas & Consumable Fuels)	1,822
6,811	Ferrari N.V. (Automobiles)	1,421
32,335	FinecoBank Banca Fineco SpA (Banks)(a)	584
17,576	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)^(b)	196
898,161	Intesa Sanpaolo SpA (Banks)(b)	2,542
32,957	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	396
10,280	Moncler SpA (Textiles, Apparel & Luxury Goods)	627
24,179	Nexi SpA (IT Services)(a)(b)	451
27,724	Poste Italiane SpA (Insurance)(b)	381
13,472	Prusmian SpA (Electrical Equipment)	470
5,549	Recordati SpA (Pharmaceuticals)	322
107,850	Snam SpA (Oil, Gas & Consumable Fuels)	597
602,272	Telecom Italia SpA (Diversified Telecommunication Services)	235
319,861	Telecom Italia SpA (Diversified Telecommunication Services)	129
74,664	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	530
114,230	Unicredit SpA (Banks)	1,511
		18,434

	Japan — 18.50%
1,800	ABC-Mart, Inc. (Specialty Retail)	101
21,200	ACOM Co. Ltd. (Consumer Finance)	77
10,600	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	945
34,400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	904
10,265	AGC, Inc. (Building Products)	529
8,600	Aisin Seiki Co. Ltd. (Auto Components)	312
24,800	Ajinomoto Co., Inc. (Food Products)	733
9,100	ANA Holdings, Inc. (Airlines)(a)(b)	237
24,700	Asahi Group Holdings Ltd. (Beverages)(b)	1,192
11,000	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	301
66,610	Asahi Kasei Corp. (Chemicals)	714
99,890	Astellas Pharma, Inc. (Pharmaceuticals)	1,644
7,000	Azbil Corp. (Electronic Equipment, Instruments & Components)	301
10,900	Bandai Namco Holdings, Inc. (Leisure Products)	820
31,060	Bridgestone Corp. (Auto Components)	1,470
14,000	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	308
54,547	Canon, Inc. (Technology Hardware, Storage & Peripherals)	1,335
10,000	Capcom Co. Ltd. (Entertainment)	278
10,340	Casio Computer Co. Ltd. (Household Durables)^	171

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
7,700	Central Japan Railway Co. (Road & Rail)	$1,229
34,200	Chubu Electric Power Co., Inc. (Electric Utilities)	404
36,000	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,318
66,300	Concordia Financial Group Ltd. (Banks)	261
1,100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	187
21,600	CyberAgent, Inc. (Media)	417
12,939	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	312
5,400	Daifuku Co. Ltd. (Machinery)	507
57,100	Dai-ichi Life Holdings, Inc. (Insurance)	1,249
91,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,425
13,400	Daikin Industries Ltd. (Building Products)	2,922
3,747	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	440
30,730	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,025
105	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	308
76,700	Daiwa Securities Group, Inc. (Capital Markets)	447
23,600	Denso Corp. (Auto Components)	1,541
11,470	Dentsu Group, Inc. (Media)	441
1,600	Disco Corp. (Semiconductors & Semiconductor Equipment)	448
16,300	East Japan Railway Co. (Road & Rail)	1,152
13,400	Eisai Co. Ltd. (Pharmaceuticals)	1,004
167,378	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	680
10,400	FANUC Corp. (Machinery)	2,281
3,100	Fast Retailing Co. Ltd. (Specialty Retail)	2,287
7,300	Fuji Electric Co. Ltd. (Electrical Equipment)	332
19,610	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,694
10,650	Fujitsu Ltd. (IT Services)(b)	1,925
232	GLP J-REIT (Equity Real Estate Investment Trusts)	382
2,200	GMO Payment Gateway, Inc. (IT Services)	278
12,400	Hakuhodo DY Holdings, Inc. (Media)	213
7,400	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	458
12,600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	397
2,300	Harmonic Drive Systems, Inc. (Machinery)	110
1,200	Hikari Tsushin, Inc. (Specialty Retail)	203
15,200	Hino Motors Ltd. (Machinery)	141
1,780	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	296
2,700	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	102
5,700	Hitachi Construction Machinery Co. Ltd. (Machinery)	160
52,580	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	3,111
11,400	Hitachi Metals Ltd. (Metals & Mining)	220
88,554	Honda Motor Co. Ltd. (Automobiles)	2,723
2,900	Hoshizaki Corp. (Machinery)	264
20,200	HOYA Corp. (Health Care Equipment & Supplies)	3,152
16,100	Hulic Co. Ltd. (Real Estate Management & Development)(b)	179

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
6,000	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	$330
12,459	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	328
7,800	Iida Group Holdings Co. Ltd. (Household Durables)	201
54,300	Inpex Corp. (Oil, Gas & Consumable Fuels)	423
29,270	Isuzu Motors Ltd. (Automobiles)	381
2,800	ITO EN Ltd. (Beverages)	186
65,758	ITOCHU Corp. (Trading Companies & Distributors)	1,916
5,100	ITOCHU Techno-Solutions Corp. (IT Services)	166
8,500	Japan Airlines Co. Ltd. (Airlines)(a)(b)	202
27,700	Japan Exchange Group, Inc. (Capital Markets)	687
21,500	Japan Post Bank Co. Ltd. (Banks)	184
83,560	Japan Post Holdings Co. Ltd. (Insurance)(b)	702
11,900	Japan Post Insurance Co. Ltd. (Insurance)(b)	216
70	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	420
407	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	391
64,927	Japan Tobacco, Inc. (Tobacco)	1,272
26,100	JFE Holdings, Inc. (Metals & Mining)	391
10,833	JSR Corp. (Chemicals)	389
23,800	Kajima Corp. (Construction & Engineering)	305
7,100	Kakaku.com, Inc. (Interactive Media & Services)	229
9,400	Kansai Paint Co. Ltd. (Chemicals)	233
25,800	Kao Corp. (Personal Products)	1,536
86,700	KDDI Corp. (Wireless Telecommunication Services)^	2,855
5,500	Keio Corp. (Road & Rail)	294
6,900	Keisei Electric Railway Co. Ltd. (Road & Rail)	229
10,500	Keyence Corp. (Electronic Equipment, Instruments & Components)	6,268
7,700	Kikkoman Corp. (Food Products)	627
9,100	Kintetsu Group Holdings Co. Ltd. (Road & Rail)(a)	306
44,410	Kirin Holdings Co. Ltd., Class - C (Beverages)	824
2,800	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	222
7,200	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	235
3,510	Koei Tecmo Holdings Co., Ltd. (Entertainment)	167
5,900	Koito Manufacturing Co. Ltd. (Auto Components)	355
46,790	Komatsu Ltd. (Machinery)	1,121
5,000	Konami Holdings Corp. (Entertainment)	313
1,800	Kose Corp. (Personal Products)	215
56,100	Kubota Corp. (Machinery)	1,194
5,200	Kurita Water Industries Ltd. (Machinery)	250
17,420	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,089
14,300	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	516
4,000	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	911
2,626	Lawson, Inc. (Food & Staples Retailing)	129
11,900	Lion Corp. (Household Products)	192
14,145	Lixil Corp. (Building Products)	410
23,800	M3, Inc. (Health Care Technology)	1,696
11,900	Makita Corp. (Machinery)	654

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
87,571	Marubeni Corp. (Trading Companies & Distributors)	$725
30,150	Mazda Motor Corp. (Automobiles)(a)	261
4,100	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	193
9,700	Medipal Holdings Corp. (Health Care Providers & Services)	183
6,500	MEIJI Holdings Co. Ltd. (Food Products)	420
5,400	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	298
19,300	MINEBEA MITSUMI, Inc. (Machinery)	492
15,100	MISUMI Group, Inc. (Machinery)	643
67,910	Mitsubishi Chemical Holdings Corp. (Chemicals)	618
69,840	Mitsubishi Corp. (Trading Companies & Distributors)	2,193
98,590	Mitsubishi Electric Corp. (Electrical Equipment)	1,370
62,300	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	992
8,400	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	166
16,997	Mitsubishi Heavy Industries Ltd. (Machinery)	455
663,982	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,926
35,400	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	185
85,566	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,871
9,750	Mitsui Chemicals, Inc. (Chemicals)	326
49,400	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	1,174
4,700	Miura Co. Ltd. (Machinery)	188
129,452	Mizuho Financial Group, Inc. (Banks)	1,832
13,400	MonotaRO Co. Ltd. (Trading Companies & Distributors)	300
23,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	789
30,800	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,725
6,000	Nabtesco Corp. (Machinery)	227
13,830	NEC Corp. (Technology Hardware, Storage & Peripherals)	750
25,500	Nexon Co. Ltd. (Entertainment)	409
13,900	NGK Insulators Ltd. (Machinery)	236
4,400	NH Foods Ltd. (Food Products)	166
24,000	Nidec Corp. (Electrical Equipment)	2,646
16,600	Nihon M&A Center Holdings, Inc. (Professional Services)	488
6,000	Nintendo Co. Ltd. (Entertainment)	2,868
85	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)(b)	552
4,100	Nippon Express Co. Ltd. (Road & Rail)	282
39,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	425
111	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	371
3,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	249
45,200	Nippon Steel Corp. (Metals & Mining)(b)	813
69,040	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,913
9,000	Nippon Yusen Kabushiki Kaisha (Marine)	674
6,600	Nissan Chemical Corp. (Chemicals)	386

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
123,200	Nissan Motor Co. Ltd. (Automobiles)(a)	$616
10,500	Nisshin Seifun Group, Inc. (Food Products)	174
3,400	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	273
4,300	Nitori Holdings Co. Ltd. (Specialty Retail)	848
8,160	Nitto Denko Corp. (Chemicals)^	581
166,900	Nomura Holdings, Inc. (Capital Markets)^	823
6,100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	159
225	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	324
18,520	Nomura Research Institute Ltd. (IT Services)	681
24,500	NSK Ltd. (Machinery)^	166
33,500	NTT Data Corp. (IT Services)	648
34,500	Obayashi Corp. (Construction & Engineering)^	284
3,700	Obic Co. Ltd. (IT Services)	704
15,600	Odakyu Electric Railway Co. Ltd. (Road & Rail)	361
45,800	Oji Paper Co. Ltd. (Paper & Forest Products)	231
63,000	Olympus Corp. (Health Care Equipment & Supplies)	1,379
10,100	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,000
19,600	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	447
2,000	Oracle Corp. (Software)	176
10,800	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	1,747
68,600	ORIX Corp. (Diversified Financial Services)	1,284
139	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	242
19,945	Osaka Gas Co. Ltd. (Gas Utilities)	365
5,800	OTSUKA Corp. (IT Services)	298
20,700	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	885
21,900	Pan Pacific International Holdings Corp. (Multiline Retail)	452
119,500	Panasonic Corp. (Household Durables)	1,481
5,000	PeptiDream, Inc. (Biotechnology)(a)	163
9,400	Persol Holdings Co. Ltd. (Professional Services)	234
6,100	Pigeon Corp. (Household Products)	142
4,900	Pola Orbis Holdings, Inc. (Personal Products)	113
45,700	Rakuten, Inc. (Internet & Direct Marketing Retail)	445
73,600	Recruit Holdings Co. Ltd. (Professional Services)(b)	4,499
68,700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	846
110,985	Resona Holdings, Inc. (Banks)	444
35,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)^	364
1,900	Rinnai Corp. (Household Durables)	209
4,670	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	440
15,100	Ryohin Keikaku Co. Ltd. (Multiline Retail)	336
19,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	269
14,300	SBI Holdings, Inc. (Capital Markets)	350
8,400	SCSK Corp. (IT Services)	178
11,300	Secom Co. Ltd. (Commercial Services & Supplies)	817

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
14,869	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)^	$300
20,200	Sekisui Chemical Co. Ltd. (Household Durables)	347
33,025	Sekisui House Ltd. (Household Durables)	692
40,730	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,854
17,000	SG Holdings Co. Ltd. (Air Freight & Logistics)	481
11,300	Sharp Corp. (Household Durables)(b)	142
12,500	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	549
4,000	Shimano, Inc. (Leisure Products)	1,169
29,300	Shimizu Corp. (Construction & Engineering)^	219
19,185	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,238
14,300	Shionogi & Co. Ltd. (Pharmaceuticals)	979
21,500	Shiseido Co. Ltd. (Personal Products)	1,445
3,100	SMC Corp. (Machinery)	1,934
154,854	Softbank Corp. (Wireless Telecommunication Services)	2,101
66,900	SoftBank Group Corp. (Wireless Telecommunication Services)	3,866
3,800	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	171
17,860	Sompo Holdings, Inc. (Insurance)	775
68,400	Sony Corp. (Household Durables)	7,596
4,900	Square Enix Holdings Co. Ltd. (Entertainment)	262
6,900	Stanley Electric Co. Ltd. (Auto Components)	174
32,654	Subaru Corp. (Automobiles)	604
16,200	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	323
79,060	Sumitomo Chemical Co. Ltd. (Chemicals)^	410
63,040	Sumitomo Corp. (Trading Companies & Distributors)	888
9,500	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	170
40,020	Sumitomo Electric Industries Ltd. (Auto Components)	532
13,900	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	503
69,903	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,459
18,500	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	637
16,400	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	600
7,400	Suntory Beverage & Food Ltd. (Beverages)	307
20,200	Suzuki Motor Corp. (Automobiles)	903
8,900	Sysmex Corp. (Health Care Equipment & Supplies)	1,106
28,600	T&D Holdings, Inc. (Insurance)^	392
10,150	Taisei Corp. (Construction & Engineering)^	325
2,500	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	146
8,000	Taiyo Nippon Sanso Corp. (Chemicals)	201
85,645	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,825
20,700	TDK Corp. (Electronic Equipment, Instruments & Components)	747
34,900	Terumo Corp. (Health Care Equipment & Supplies)	1,648
28,100	The Chiba Bank Ltd. (Banks)	182

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
37,410	The Kansai Electric Power Co., Inc. (Electric Utilities)	$363
27,800	The Shizuoka Bank Ltd. (Banks)^	228
6,400	THK Co. Ltd. (Machinery)	140
11,900	TIS, Inc. (IT Services)	325
10,100	Tobu Railway Co. Ltd. (Road & Rail)	272
5,900	Toho Co. Ltd. (Entertainment)	278
3,900	Toho Gas Co. Ltd. (Gas Utilities)	170
22,700	Tohoku Electric Power Co., Inc. (Electric Utilities)	167
33,940	Tokio Marine Holdings, Inc. (Insurance)	1,820
2,300	Tokyo Century Corp. (Diversified Financial Services)	130
93,300	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	266
8,060	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,561
20,000	Tokyo Gas Co. Ltd. (Gas Utilities)	372
26,500	Tokyu Corp. (Road & Rail)	393
13,900	TOPPAN, Inc. (Commercial Services & Supplies)	236
73,600	Toray Industries, Inc. (Chemicals)	468
21,800	Toshiba Corp. (Industrial Conglomerates)	918
13,800	Tosoh Corp. (Chemicals)	250
7,500	TOTO Ltd. (Building Products)	357
4,700	Toyo Suisan Kaisha Ltd. (Food Products)	208
7,800	Toyota Industries Corp. (Auto Components)	642
575,100	Toyota Motor Corp. (Automobiles)	10,249
11,300	Toyota Tsusho Corp. (Trading Companies & Distributors)	475
7,100	Trend Micro, Inc. (Software)	395
2,300	Tsuruha Holdings, Inc. (Food & Staples Retailing)	284
22,100	Unicharm Corp. (Household Products)	979
157	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	212
11,600	USS Co. Ltd. (Specialty Retail)	197
5,000	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	180
10,900	West Japan Railway Co. (Road & Rail)(b)	548
7,100	Yakult Honsha Co. Ltd. (Food Products)	359
38,500	Yamada Denki Co. Ltd. (Specialty Retail)	162
7,100	Yamaha Corp. (Leisure Products)	447
14,900	Yamaha Motor Co. Ltd. (Automobiles)	415
16,400	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	415
13,100	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	629
12,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	211
140,800	Z Holdings Corp. (Interactive Media & Services)	901
6,500	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	244
		219,483

	Jersey — 0.29%
540,245	Glencore PLC (Metals & Mining)(b)	2,541
65,665	WPP PLC (Media)	880
		3,421

	Luxembourg — 0.20%
38,039	ArcelorMittal SA (Metals & Mining)	1,163
7,303	Eurofins Scientific SE (Life Sciences Tools & Services)	938

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Luxembourg (continued)
25,058	Tenaris SA (Energy Equipment & Services)	$264
		2,365

	Netherlands — 4.39%
22,447	ABN AMRO Group N.V. (Banks)(a)(b)	324
1,072	Adyen N.V. (IT Services)(a)(b)	2,996
100,942	AEGON N.V. (Insurance)^	521
31,933	Airbus SE (Aerospace & Defense)(a)	4,233
10,424	Akzo Nobel N.V. (Chemicals)	1,139
2,460	Argenx SE (Biotechnology)(a)	743
2,588	ASM International N.V. (Semiconductors & Semiconductor Equipment)	1,013
22,741	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	16,987
54,303	CNH Industrial N.V. (Machinery)	913
5,755	EXOR N.V. (Diversified Financial Services)	483
6,114	Heineken Holding N.V., Class - A (Beverages)	532
13,924	Heineken N.V. (Beverages)	1,453
212,033	ING Groep N.V. (Banks)	3,082
4,440	JDE Peet's N.V. (Food Products)	133
9,825	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	718
58,065	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,933
9,453	Koninklijke DSM N.V. (Chemicals)	1,890
189,574	Koninklijke KPN N.V. (Diversified Telecommunication Services)	596
49,945	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	2,219
3,731	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	147
15,962	NN Group N.V. (Insurance)^	836
49,915	Prosus N.V. (Internet & Direct Marketing Retail)(b)	3,995
12,249	QIAGEN N.V. (Life Sciences Tools & Services)(a)	635
6,323	Randstad N.V. (Professional Services)^	426
37,219	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	1,625
39,678	Universal Music Group N.V. (Entertainment)(a)	1,062
14,279	Wolters Kluwer N.V. (Professional Services)	1,513
		52,147

	New Zealand — 0.25%
70,205	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	377
32,237	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	708
36,145	Mercury NZ Ltd. (Electric Utilities)	162
68,003	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	230
26,050	Ryman Healthcare Ltd. (Health Care Providers & Services)	271
97,483	Spark New Zealand Ltd. (Diversified Telecommunication Services)	321
40,673	The a2 Milk Co. Ltd. (Food Products)^(a)	180
6,995	Xero Ltd. (Software)(a)	686
		2,935

	Norway — 0.51%
14,304	Adevinta ASA (Interactive Media & Services)(a)	245
50,316	DNB Bank ASA (Banks)(a)	1,144
53,151	Equinor ASA (Oil, Gas & Consumable Fuels)	1,353

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway (continued)
10,613	Gjensidige Forsikring ASA (Insurance)	$235
23,325	Mowi ASA (Food Products)	593
71,365	Norsk Hydro ASA (Metals & Mining)	533
39,856	Orkla ASA (Food Products)	366
4,483	Schibsted ASA, Class - A (Media)	213
5,201	Schibsted ASA, Class - B (Media)	221
38,273	Telenor ASA (Diversified Telecommunication Services)	644
9,396	Yara International ASA (Chemicals)	466
		6,013

	Papua New Guinea — 0.03%
104,712	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	326

	Poland — 0.02%
11,802	InPost SA (Air Freight & Logistics)(a)	196

	Portugal — 0.11%
147,273	EDP - Energias de Portugal SA (Electric Utilities)	774
26,600	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	302
13,358	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	266
		1,342

	Singapore — 0.87%
169,238	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	373
263,274	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	392
148,900	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	373
24,100	City Developments Ltd. (Real Estate Management & Development)	122
97,631	DBS Group Holdings Ltd. (Banks)	2,164
320,900	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	169
80,200	Keppel Corp. Ltd. (Industrial Conglomerates)	306
114,100	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	173
167,300	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)(b)	250
181,637	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,530
3,436	Sea Ltd., ADR (Entertainment)(a)	1,095
71,600	Singapore Airlines Ltd. (Airlines)(a)	264
42,700	Singapore Exchange Ltd. (Capital Markets)	313
82,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	231
433,240	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	780
62,800	United Overseas Bank Ltd. (Banks)	1,188
24,600	United Overseas Land Group Ltd. (Real Estate Management & Development)	124
14,600	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	192
101,900	Wilmar International Ltd. (Food Products)	315
		10,354

	Spain — 1.86%
13,493	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	365
3,929	Aena SME SA (Transportation Infrastructure)(a)(b)	679
24,327	Amadeus IT Group SA (IT Services)(a)	1,600

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
362,656	Banco Bilbao Vizcaya Argentaria SA (Banks)	$2,393
941,995	Banco Santander SA (Banks)(b)	3,413
235,067	CaixaBank SA (Banks)	729
27,071	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	1,671
16,003	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	397
13,208	Enagas SA (Oil, Gas & Consumable Fuels)(b)	293
16,855	Endesa SA (Electric Utilities)	340
26,190	Ferrovial SA (Construction & Engineering)	764
15,829	Grifols SA (Biotechnology)	386
323,635	Iberdrola SA (Electric Utilities)	3,256
58,544	Industria de Diseno Textil SA (Specialty Retail)	2,154
15,667	Naturgy Energy Group SA (Gas Utilities)	394
22,970	Red Electrica Corp. SA (Electric Utilities)	461
81,670	Repsol SA (Oil, Gas & Consumable Fuels)	1,066
12,651	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	322
286,289	Telefonica SA (Diversified Telecommunication Services)	1,343
		22,026

	Sweden — 2.61%
16,694	Alfa Laval AB (Machinery)	623
53,953	Assa Abloy AB, B Shares (Building Products)	1,566
36,039	Atlas Copco AB, A Shares (Machinery)	2,176
21,126	Atlas Copco AB, B Shares (Machinery)	1,074
14,514	Boliden AB (Metals & Mining)	465
11,969	Electrolux AB, B Shares (Household Durables)	277
27,794	Embracer Group AB, Class - A (Entertainment)(a)(b)	268
34,971	Epiroc AB, Class - A (Machinery)	727
20,694	Epiroc AB, Class - B (Machinery)	367
14,765	Equities AB (Capital Markets)	613
32,541	Essity AB, Class - B (Household Products)	1,010
9,261	Evolution AB (Hotels, Restaurants & Leisure)(b)	1,403
5,781	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	348
41,380	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	838
106,603	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	1,650
22,176	Husqvarna AB (Household Durables)	265
5,337	ICA Gruppen AB (Food & Staples Retailing)	245
6,273	Industrivarden AB, A Shares (Diversified Financial Services)(b)	200
8,420	Industrivarden AB, C Shares (Diversified Financial Services)	260
7,856	Investment AB Latour, Class - B (Industrial Conglomerates)	243
97,860	Investor AB, Class - B (Diversified Financial Services)(a)	2,105
12,837	Kinnevik AB, Class - B (Diversified Financial Services)(a)	451
4,033	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	221

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
10,545	Lundin Energy AB (Oil, Gas & Consumable Fuels)^	$392
78,019	Nibe Industrier AB, Class - B (Building Products)	981
61,053	Sandvik AB (Machinery)	1,395
16,616	Securitas AB, B Shares (Commercial Services & Supplies)	263
27,877	Sinch AB (Software)(a)(b)	541
86,366	Skandinaviska Enskilda Banken AB, Class - A (Banks)	1,218
18,051	Skanska AB, B Shares (Construction & Engineering)	453
20,200	SKF AB, B Shares (Machinery)	477
32,151	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)	498
82,562	Svenska Handelsbanken AB, A Shares (Banks)	925
48,057	Swedbank AB, A Shares (Banks)	969
88,110	Swedish Match AB (Tobacco)	772
26,500	Tele2 AB, B Shares (Wireless Telecommunication Services)^	393
156,684	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)^	1,769
139,310	Telia Co. AB (Diversified Telecommunication Services)(b)	573
76,332	Volvo AB, B Shares (Machinery)	1,705
11,638	Volvo AB, Class - A (Machinery)	263
		30,982

	Switzerland — 7.31%
94,875	ABB Ltd., Registered Shares (Electrical Equipment)	3,174
8,235	Adecco Group AG (Professional Services)(b)	413
26,682	Alcon, Inc. (Health Care Equipment & Supplies)	2,161
2,460	Baloise Holding AG, Registered Shares (Insurance)	373
1,598	Banque Cantonale Vaudoise, Registered Shares (Banks)	122
185	Barry Callebaut AG, Registered Shares (Food Products)(b)	420
56	Chocoladefabriken Lindt & Spruengli AG (Food Products)	626
6	Chocoladefabriken Lindt & Spruengli AG (Food Products)	708
11,355	Clariant AG, Registered Shares (Chemicals)	213
10,606	Coca-Cola HBC AG (Beverages)	342
28,356	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	2,940
133,509	Credit Suisse Group AG, Registered Shares (Capital Markets)	1,319
412	EMS-Chemie Holding AG (Chemicals)	389
1,997	Geberit AG, Registered Shares (Building Products)	1,466
495	Givaudan SA, Registered Shares (Chemicals)	2,257
28,284	Holcim Ltd., Registered Shares (Construction Materials)(b)	1,363
11,877	Julius Baer Group Ltd. (Capital Markets)	789
2,866	Kuehne & Nagel International AG, Registered Shares (Marine)	979
9,209	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	819

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
4,047	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	$3,036
156,172	Nestle SA, Registered Shares (Food Products)	18,819
120,403	Novartis AG, Registered Shares (Pharmaceuticals)	9,875
1,235	Partners Group Holding AG (Capital Markets)	1,928
38,090	Roche Holding AG (Pharmaceuticals)	13,904
1,756	Roche Holding AG (Pharmaceuticals)	721
2,161	Schindler Holding AG (Machinery)	580
1,068	Schindler Holding AG, Registered Shares (Machinery)	275
332	SGS SA, Registered Shares (Professional Services)(b)	967
7,611	Sika AG, Registered Shares (Chemicals)(b)	2,407
2,924	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	1,105
548	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	983
1,699	Swiss Life Holding AG (Insurance)	856
4,031	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	394
16,444	Swiss Re AG (Insurance)	1,404
1,374	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	791
3,573	Temenos AG, Registered Shares (Software)	485
2,792	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	144
1,536	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	401
199,188	UBS Group AG (Capital Markets)	3,180
2,571	Vifor Pharma AG (Pharmaceuticals)	333
8,091	Zurich Financial Services AG (Insurance)	3,309
		86,770

	United Kingdom — 10.37%
51,637	3i Group PLC (Capital Markets)	887
123,566	abrdn PLC (Diversified Financial Services)	423
10,130	Admiral Group PLC (Insurance)	423
70,366	Anglo American PLC (Metals & Mining)	2,466
22,002	Antofagasta PLC (Metals & Mining)	400
24,467	Ashtead Group PLC (Trading Companies & Distributors)	1,849
18,905	Associated British Foods PLC (Food Products)	471
83,919	AstraZeneca PLC (Pharmaceuticals)(b)	10,111
53,843	Auto Trader Group PLC (Interactive Media & Services)(b)	425
6,576	Aveva Group PLC (Software)	318
209,649	Aviva PLC (Insurance)	1,111
173,911	BAE Systems PLC (Aerospace & Defense)	1,317
937,048	Barclays PLC (Banks)	2,381
54,037	Barratt Developments PLC (Household Durables)	478
6,168	Berkeley Group Holdings PLC (Household Durables)	360
1,104,645	BP PLC (Oil, Gas & Consumable Fuels)	5,031
118,990	British American Tobacco PLC (Tobacco)	4,159
46,715	British Land Co. PLC (Equity Real Estate Investment Trusts)	310
476,044	BT Group PLC (Diversified Telecommunication Services)(a)	1,020

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
17,872	Bunzl PLC (Trading Companies & Distributors)	$590
21,474	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	523
10,892	Coca-Cola Europacific Partners PLC (Beverages)	602
96,254	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	1,968
7,421	Croda International PLC (Chemicals)(b)	850
126,956	Diageo PLC (Beverages)	6,146
72,964	Direct Line Insurance Group PLC (Insurance)	285
26,965	Evraz PLC (Metals & Mining)	214
12,017	Ferguson PLC (Trading Companies & Distributors)	1,668
273,053	GlaxoSmithKline PLC (Pharmaceuticals)	5,153
20,146	Halma PLC (Electronic Equipment, Instruments & Components)	768
18,761	Hargreaves Lansdown PLC (Capital Markets)	360
9,617	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	316
1,105,245	HSBC Holdings PLC (Banks)	5,778
51,750	Imperial Brands PLC (Tobacco)	1,082
79,711	Informa PLC (Media)(a)	586
10,253	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	655
8,564	Intertek Group PLC (Professional Services)	573
93,942	J Sainsbury PLC (Food & Staples Retailing)	360
29,750	JD Sports Fashion PLC (Specialty Retail)	418
10,270	Johnson Matthey PLC (Chemicals)	368
111,974	Kingfisher PLC (Specialty Retail)	505
37,379	Land Securities Group PLC (Equity Real Estate Investment Trusts)	348
318,497	Legal & General Group PLC (Insurance)	1,196
3,853,720	Lloyds Banking Group PLC (Banks)	2,398
17,679	London Stock Exchange Group PLC (Capital Markets)(b)	1,771
137,967	M&G PLC (Diversified Financial Services)	377
232,029	Melrose Industries PLC (Industrial Conglomerates)	539
25,766	Mondi PLC (Paper & Forest Products)	631
194,513	National Grid PLC (Multi-Utilities)	2,317
281,741	Natwest Group PLC (Banks)(b)	849
7,055	Next PLC (Multiline Retail)	776
25,914	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	579
40,739	Pearson PLC (Media)	391
16,924	Persimmon PLC (Household Durables)	605
37,137	Phoenix Group Holdings PLC (Insurance)	321
141,861	Prudential PLC (Insurance)	2,752
38,739	RecKitt Benckiser Group PLC (Household Products)	3,043
105,015	RELX PLC (Professional Services)	3,023
98,137	Rentokil Initial PLC (Commercial Services & Supplies)	771
60,918	Rio Tinto PLC (Metals & Mining)	3,993
444,041	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	829
222,668	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	4,951
199,373	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	4,417
6,597	Schroders PLC (Capital Markets)	318
64,265	Segro PLC (Equity Real Estate Investment Trusts)	1,032

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
12,627	Severn Trent PLC (Water Utilities)(b)	$442
47,969	Smith & Nephew PLC (Health Care Equipment & Supplies)	826
21,762	Smiths Group PLC (Industrial Conglomerates)	420
3,909	Spirax-Sarco Engineering PLC (Machinery)	786
57,679	SSE PLC (Electric Utilities)	1,214
30,201	St. James Place PLC (Capital Markets)	609
144,169	Standard Chartered PLC (Banks)	843
110,318	Stellantis N.V. (Automobiles)	2,099
200,609	Taylor Wimpey PLC (Household Durables)(b)	418
414,921	Tesco PLC (Food & Staples Retailing)	1,413
57,925	The Sage Group PLC (Software)	551
142,253	Unilever PLC (Personal Products)	7,699
36,185	United Utilities Group PLC (Water Utilities)	471
1,459,568	Vodafone Group PLC (Wireless Telecommunication Services)	2,221
10,696	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	476
133,478	William Morrison Supermarkets PLC (Food & Staples Retailing)	530
		122,953

	Total Common Stocks	901,523

	Preferred Stocks — 0.44%
	Germany — 0.44%
2,997	Bayerische Motoren Werke Aktiengesellschaft - Preferred (Automobiles)	227
3,688	FUCHS PETROLUB SE - Preferred (Chemicals)	173
9,372	Henkel AG & Co. KGAA - Preferred (Household Products)	867
8,126	Porsche Automobil Holding SE - Preferred (Automobiles)	803
1,520	Sartorius AG - Preferred (Health Care Equipment & Supplies)	968
9,961	Volkswagen AG - Preferred (Automobiles)	2,220

	Total Preferred Stocks	5,258

	Rights — 0.00%
	Australia — 0.00%
16,315	Transurban Group, 10/11/21 (Transportation Infrastructure)(a)	12

	France — 0.00%
28,581	Veolia Environnement SA, 10/4/21 (Multi-Utilities)^(a)	24

	United Kingdom — 0.00%
418,457	CC Japan Income & Growth Trust, Subscription Shares, 3/1/23 (Capital Markets)(a)	23

	Total Rights	59

	Investment Companies — 22.03%
640,983	Aberdeen New Dawn Investment Trust PLC	2,737
218,097	Aberforth Smaller Companies Trust PLC	4,405
1,010,911	Antipodes Global Investment Co. Ltd.	832
330,016	Apax Global Alpha, Ltd.	1,014
134,996	ASA Gold and Precious Metals, Ltd.	2,550
1,614,892	AVI Japan Opportunity Trust PLC	2,698

Shares	Security Description	Value (000)
	Investment Companies (continued)
472,700	Baillie Gifford European Growth Trust PLC	$968
54,072	BlackRock Health Sciences Trust II	1,459
45,069	BlackRock World Mining Trust PLC	316
874,740	BMO Global Smaller Companies PLC	1,957
2,092,289	CC Japan Income & Growth Trust PLC	4,228
579,383	Edinburgh Investment Trust PLC	4,737
366,401	European Assets Trust PLC	686
399,435	European Opportunities Trust PLC	4,337
4,464,413	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(d)	4,465
708,250	Fidelity European Trust PLC	2,922
849,595	Fidelity Japan Trust PLC	2,865
102,598	First Trust Dynamic Europe Equity Income Fund	1,322
254,277	Genesis Emerging Markets Fund Ltd.	2,973
206,000	Henderson European Focus Trust PLC	4,403
146,145	Henderson EuroTrust PLC	2,921
606,368	Japan Smaller Capitalization Fund, Inc.	5,488
963,847	JPMorgan European Discovery Trust PLC	6,591
1,155,587	JPMorgan European Investment Trust PLC - Growth	5,604
839,000	JPMorgan European Investment Trust PLC - Income	1,712
224,661	JPMorgan Indian Investment Trust PLC	2,515
469,246	JPMorgan Japan Small Cap Growth & Income, Ordinary Shares	3,388
458,302	JPMorgan Japanese Investment Trust PLC	4,186
51,400	Liberty All-Star Equity Fund	442
151,914	Morgan Stanley China A Share Fund, Inc.	3,189
204,803	Murray Income Trust PLC	2,409
581,733	Neuberger Berman MLP and Energy Income Fund, Inc.	2,868
715,600	Oakley Capital Investments Ltd.	3,431
37,792	Pershing Square Holdings Fund Ltd.	1,352
691,324	Platinum Asia Investments Ltd.^	545
1,553,092	Polar Capital Global Financials Trust PLC	3,566
697,057	Polar Capital Global Healthcare Trust PLC	2,689
2,531,800	Schroder Japan Growth Fund PLC	7,588
5,825,774	Schroder UK Public Private Trust PLC	2,763
212,452	Standard Life UK Smaller Cos Trust PLC	2,104
124,260,451	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	124,261
1,037,969	Strategic Equity Capital PLC	4,239
319,978	Temple Bar Investment Trust PLC	4,560
804,109	Templeton Global Growth Fund Ltd.	921
94,600	The Mexico Fund, Inc.	1,405
125,848	The New Germany Fund, Inc.	2,485
189,387	TR European Growth Trust PLC	3,725
1,748,699	VGI Partners Asian Investments Ltd.^	2,578

	Total Investment Companies	261,399

	Purchased Options on Futures — 0.13%
	Total Purchased Options on Futures	1,558

	Total Investments (cost $933,776) — 98.57%	1,169,797
	Other assets in excess of liabilities — 1.43%	16,936

	Net Assets - 100.00%	$1,186,733

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

^	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021, was $15,713 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2021.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The Institutional International Equity Portfolio	City of London Investment Management Company, Limited	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	-	75.97%	-	-	75.97%
Preferred Stocks	-	0.44%	-	-	0.44%
Rights	0.00%	0.00%	-	-	0.00%
Investment Companies	11.44%	0.53%	10.05%	0.01%	22.03%
Purchased Options on Futures	-	-	0.13%	-	0.13%
Other Assets (Liabilities)	-0.03%	0.08%	0.95%	0.43%	1.43%
Total Net Assets	11.41%	77.02%	11.13%	0.44%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	1,224	12/17/21	$138,740	$(6,428)
			$138,740	$(6,428)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(6,428)
	Total Net Unrealized Appreciation/(Depreciation)			$(6,428)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	34	$6,698	$3,940.00	10/15/21	$(17)
E-Mini S&P 500 Future Option	Put	74	15,058	4,070.00	10/15/21	(76)
E-Mini S&P 500 Future Option	Put	34	7,106	4,180.00	10/15/21	(65)
E-Mini S&P 500 Future Option	Put	35	7,350	4,200.00	10/15/21	(75)
E-Mini S&P 500 Future Option	Put	34	7,004	4,120.00	10/29/21	(87)
E-Mini S&P 500 Future Option	Put	35	7,193	4,110.00	10/29/21	(86)
E-Mini S&P 500 Future Option	Put	72	14,760	4,100.00	10/29/21	(169)
E-Mini S&P 500 Future Option	Put	70	13,650	3,900.00	10/29/21	(73)
E-Mini S&P 500 Future Option	Put	34	7,038	4,140.00	10/29/21	(94)
E-Mini S&P 500 Future Option	Put	34	6,545	3,850.00	10/29/21	(29)
E-Mini S&P 500 Future Option	Put	35	7,123	4,070.00	11/19/21	(114)
E-Mini S&P 500 Future Option	Put	34	6,902	4,060.00	11/19/21	(107)
E-Mini S&P 500 Future Option	Put	68	14,348	4,220.00	11/19/21	(340)
E-Mini S&P 500 Future Option	Put	34	6,851	4,030.00	11/19/21	(98)
E-Mini S&P 500 Future Option	Put	34	6,749	3,970.00	11/19/21	(82)
E-Mini S&P 500 Future Option	Put	36	7,110	3,950.00	11/30/21	(98)
E-Mini S&P 500 Future Option	Put	36	7,056	3,920.00	11/30/21	(90)
E-Mini S&P 500 Future Option	Put	36	6,930	3,850.00	11/30/21	(75)
E-Mini S&P 500 Future Option	Put	36	7,074	3,930.00	11/30/21	(93)
E-Mini S&P 500 Future Option	Put	68	14,314	4,210.00	11/30/21	(359)
E-Mini S&P 500 Future Option	Put	34	6,766	3,980.00	11/30/21	(100)
E-Mini S&P 500 Future Option	Put	36	6,930	3,850.00	12/17/21	(99)
E-Mini S&P 500 Future Option	Put	72	14,760	4,100.00	12/17/21	(354)
						$(2,780)

Exchanged-traded options on futures contacts purchased as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	37	$8,048	$4,350.00	10/15/21	$174
E-Mini S&P 500 Future Option	Put	36	7,920	4,400.00	10/29/21	254
E-Mini S&P 500 Future Option	Put	34	7,650	4,500.00	11/19/21	385
E-Mini S&P 500 Future Option	Put	34	7,650	4,500.00	11/30/21	397
E-Mini S&P 500 Future Option	Put	36	7,920	4,400.00	12/17/21	348
						$1,558

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 84.61%
	Bermuda — 0.09%
286,000	Alibaba Health Information Technology Ltd. (Health Care Technology)(a)(b)	$412
1,039,733	Beijing Enterprises Water Group Ltd. (Water Utilities)(b)	407
		819

	Brazil — 3.39%
411,100	Ambev SA (Beverages)	1,155
47,055	Americanas SA (Internet & Direct Marketing Retail)(a)	267
1,308,548	B3 SA - Brasil Bolsa Balcao (Capital Markets)	3,062
538,125	Banco Bradesco SA (Banks)	1,766
120,800	Banco do Brasil SA (Banks)	641
161,250	BB Seguridade Participacoes SA (Insurance)	591
71,700	BRF SA (Food Products)(a)	357
69,300	Centrais Electricas Brasileiras SA (Electric Utilities)	490
98,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	518
400,700	Itau Unibanco Holding SA (Banks)	2,129
133,700	JBS SA (Food Products)	910
144,200	Klabin SA (Containers & Packaging)(a)	641
55,965	Localiza Rent A Car SA (Road & Rail)(b)	560
139,840	Lojas Renner SA (Multiline Retail)	884
462,500	Magazine Luiza SA (Multiline Retail)	1,218
142,500	Natura & Co. Holding SA (Personal Products)(a)(b)	1,193
704,200	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	3,640
693,956	Raia Drogasil SA (Food & Staples Retailing)	2,979
108,800	Rumo SA (Road & Rail)(a)(b)	335
41,400	Suzano SA (Paper & Forest Products)(a)	415
260,400	Tim SA (Wireless Telecommunication Services)	562
235,200	Vale SA (Metals & Mining)	3,293
289,400	WEG SA (Machinery)	2,106
		29,712

	Cayman Islands — 0.66%
14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	66
103,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,945
24,000	China Mengniu Dairy Co. Ltd. (Food Products)(b)	155
480,000	Geely Automobile Holdings Ltd. (Automobiles)(b)	1,378
62,000	Kingsoft Corp. Ltd. (Software)(b)	247
190,350	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services)(a)	390
77,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,634
		5,815

	Chile — 0.47%
18,008	Banco de Credito e Inversiones SA (Banks)	658
293,158	Empresas CMPC SA (Paper & Forest Products)	553
5,969,240	Enel Americas SA (Electric Utilities)	706
7,027,795	Enersis Chile SA (Electric Utilities)	333
457,504	S.A.C.I. Falabella (Multiline Retail)	1,603

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile (continued)
5,610	Sociedad Quimica y Minera de Chile SA (Chemicals)	$303
		4,156

	China — 24.65%
133,365	360 Security Technology, Inc., Class - A (Software)(a)	244
1,200	51Job, Inc., ADR (Professional Services)(a)	83
2,150,000	Agricultural Bank of China Ltd., H Shares (Banks)	739
75,400	Air China Ltd. (Airlines)	86
118,000	Air China Ltd. (Airlines)(a)	78
1,144,272	Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)(a)	21,177
34,401	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail)(a)	5,094
314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining)(a)	233
58,580	Autobio Diagnostics Co. Ltd., Class - A (Health Care Equipment & Supplies)	483
5,814	Autohome, Inc., ADR (Interactive Media & Services)	273
30,734	Baidu, Inc., ADR (Interactive Media & Services)(a)	4,726
6,902,100	Bank of China Ltd., H Shares (Banks)	2,439
1,399,000	Bank of Communications Co. Ltd., H Shares (Banks)	828
3,400	Baozun, Inc., ADR (Internet & Direct Marketing Retail)(a)	60
4,000	BeiGene Ltd., ADR (Biotechnology)(a)	1,452
281,350	Beijing Dabeinong Technology Group Co. Ltd., Class - A (Food Products)	329
172,760	Beijing Shiji Information Technology Co. Ltd. (Software)	680
27,600	Beijing Tiantan Biological Products Corp. Ltd. (Biotechnology)	136
9,449	Bilibili, Inc., ADR (Entertainment)(a)	625
122,000	Brilliance China Automotive Holdings Ltd. (Automobiles)(a)(c)	114
92,553	BYD Co. Ltd. (Automobiles)	3,563
19,000	BYD Co. Ltd., H Shares (Automobiles)(b)	591
115,500	BYD Electronic International Co. Ltd. (Communications Equipment)	404
4,000	CanSino Biologics, Inc., Class - H (Pharmaceuticals)(a)(b)	141
68,000	China Aoyuan Group Ltd. (Real Estate Management & Development)	36
432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(b)	73
134,900	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	75
545,000	China Conch Venture Holdings Ltd. (Machinery)	2,531
9,982,350	China Construction Bank Corp., H Shares (Banks)	7,125
124,800	China COSCO Shipping Holdings Co. Ltd., H Shares (Marine)(a)	189
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	578
38,000	China Evergrande Group (Real Estate Management & Development)	14
110,000	China Feihe Ltd. (Food Products)(b)	185
174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	101
607,000	China Huarong Asset Management Co. Ltd., H (Capital Markets)(b)(c)	80

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
50,800	China International Capital Corp. Ltd. (Capital Markets)(b)	$133
7,500	China International Travel Service Corp. Ltd. (Hotels, Restaurants & Leisure)	301
864,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,413
108,200	China Literature Ltd. (Media)(a)(b)	821
217,000	China Longyuan Power Group Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	532
27,000	China Merchants Bank Co. Ltd. (Banks)	210
468,000	China Merchants Bank Co. Ltd., H Shares (Banks)	3,725
285,000	China Molybdenum Co. Ltd. (Metals & Mining)	176
102,000	China National Building Material Co. Ltd., H Shares (Construction Materials)(b)	137
20,450	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)	138
805,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	397
748,000	China Resources Cement Holdings Ltd. (Construction Materials)(b)	719
822,183	China Resources Land Ltd. (Real Estate Management & Development)	3,461
902,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	2,591
697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,625
162,000	China Southern Airlines Co. Ltd., H Shares (Airlines)(a)	91
1,652,000	China Tower Corp. Ltd. (Diversified Telecommunication Services)(b)	216
38,000	China Transinfo Technology Co. Ltd. (IT Services)	87
304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(b)	834
12,400	Chongqing Brewery Co. Ltd. (Beverages)(a)	251
485,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	176
13,500	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	330
192,000	CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	130
29,100	CITIC Securities Co. Ltd. (Capital Markets)	113
48,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	123
8,400	Contemporary Amperex Technology Co. Ltd., Class - A (Electrical Equipment)	681
482,430	COSCO Shipping Holdings Co. Ltd. (Marine)(a)	1,275
786,000	Country Garden Holdings Co. (Real Estate Management & Development)(b)	810
130,678	Country Garden Services Holdings Co. Ltd., Series S (Commercial Services & Supplies)(b)	1,033
28,500	CSC Financial Co. Ltd. (Capital Markets)	136
121,600	DA An Gene Co., Ltd. of Sun Yat-Sen University, Class - A (Biotechnology)	349
4,307	Daqo New Energy Corp., ADR (Semiconductors & Semiconductor Equipment)(a)	245
73,400	Dongfang Electric Corp. Ltd. (Electrical Equipment)	207

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
65,088	East Money Information Co. Ltd. (Capital Markets)	$344
117,200	ENN Energy Holdings Ltd. (Gas Utilities)	1,933
30,223	Eve Energy Co. Ltd. (Electrical Equipment)	460
85,400	Fangda Carbon New Material Co. Ltd. (Electrical Equipment)	133
133,400	Focus Media Information Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	151
62,337	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	1,057
6,300	Fu Jian Anjoy Foods Co., Ltd., Class - A (Food Products)	187
25,400	Fujian Sunner Development Co. Ltd. (Food Products)	85
11,610	GDS Holdings Ltd., ADR (IT Services)(a)	657
110,000	Genscript Biotech Corp. (Life Sciences Tools & Services)(a)(b)	422
85,000	GF Securities Co. Ltd., Class - H (Capital Markets)	148
276,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	1,017
4,077	GSX Techedu, Inc., ADR (Diversified Consumer Services)^(a)	13
598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	526
21,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)(b)	80
104,200	Haier Smart Home Co. Ltd., Class - H (Household Durables)	364
45,900	Haitong Securities Co. Ltd. (Capital Markets)	86
88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	81
16,600	Hefei Meiya Optoelectronic Technology, Inc. (Machinery)	97
12,323	Hello Group, Inc., ADR (Interactive Media & Services)	130
45,000	Hengli Petrochemical Co. Ltd. (Chemicals)	180
276,000	HengTen Networks Group, Ltd. (Internet & Direct Marketing Retail)^(a)	81
6,800	Hithink Royalflush Information Network Co. Ltd. (Capital Markets)	125
54,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)(b)	277
25,200	Huadong Medicine Co. Ltd. (Health Care Providers & Services)	116
59,000	Huatai Securities Co. Ltd., Class - H (Capital Markets)(b)	91
7,072	Huazhu Group Ltd., ADR (Hotels, Restaurants & Leisure)(a)	324
4,100	Huya, Inc., ADR (Entertainment)(a)	34
100,900	Iflytek Co. Ltd. (Software)	820
6,486,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	3,596
222,200	Inner Mongolia Baotou Steel Union Co. Ltd. (Metals & Mining)(a)	108
79,000	Innovent Biologics, Inc. (Biotechnology)(a)(b)	761
23,184	Inspur Electronic Information Industry Co. Ltd. (Technology Hardware, Storage & Peripherals)	102
11,550	Intco Medical Technology Co., Ltd., Class - A (Health Care Equipment & Supplies)	105
14,242	iQiyi, Inc., ADR (Entertainment)(a)	114

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
80,816	JD.com, Inc., ADR (Internet & Direct Marketing Retail)(a)	$5,839
1,180,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,192
131,931	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	1,024
176,600	Jiangxi Zhengbang Technology Co. Ltd. (Food Products)	257
98,300	Jinke Properties Group Co. Ltd. (Real Estate Management & Development)	78
1,500	JOYY, Inc., ADR (Interactive Media & Services)	82
14,100	Juewei Food Co. Ltd. (Food Products)	139
376,000	Kaisa Group Holdings Ltd. (Real Estate Management & Development)	102
28,762	KE Holdings, Inc., ADR (Real Estate Management & Development)(a)	525
34,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	154
277,000	Kingdee International Software Group Co. Ltd. (Software)(a)	922
17,900	Kuaishou Technology (Media)(a)(b)	191
4,600	Kweichow Moutai Co. Ltd. (Beverages)	1,298
139,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	102
46,500	Lens Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	149
35,612	LI Auto, Inc., ADR (Automobiles)(a)	936
278,500	LI Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	3,210
111,971	LONGi Green Energy Technology Co. Ltd., Class - A (Semiconductors & Semiconductor Equipment)	1,423
131,819	Luxshare Precision Industry Co. Ltd. (Electrical Equipment)	723
218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)(a)	250
320,800	Meituan Dianping (Internet & Direct Marketing Retail)(a)(b)	10,242
59,000	Microport Scientific Corp. (Health Care Equipment & Supplies)	331
7,280	Muyuan Foodstuff Co. Ltd. (Food Products)	58
61,400	Nanji E-Commerce Co. Ltd. (Media)	63
367,022	NARI Technology Co. Ltd., Class - A (Electrical Equipment)	2,027
40,695	NetEase, Inc., ADR (Entertainment)	3,475
22,400	New China Life Insurance Co. Ltd., H Shares (Insurance)(b)	66
95,439	NIO, Inc., ADR (Automobiles)(a)	3,400
5,300	Noah Holdings Ltd., ADR (Capital Markets)(a)	197
77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components)	100
23,520	Ovctek China, Inc. (Health Care Equipment & Supplies)	298
111,600	Perfect World Co. Ltd., Class - A (Entertainment)	260
904,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	423
18,000	Pharmaron Beijing Co. Ltd., Class - H (Life Sciences Tools & Services)(b)	429

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
38,973	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail)(a)	$3,534
1,343,539	Ping An Insurance Group Company of China Ltd. (Insurance)	9,191
345,600	Rongsheng Petro Chemical Co. Ltd., Class - A (Chemicals)	1,000
81,320	SDIC Capital Co. Ltd. (Capital Markets)	110
142,000	Seazen Group Ltd. (Real Estate Management & Development)	113
120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	343
10,300	Shandong Pharmaceutical Glass Co., Ltd., Class - A (Health Care Equipment & Supplies)	47
136,100	Shanghai Electric Group Co. Ltd. (Electrical Equipment)	109
921,300	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	1,786
43,600	Shanghai Zhangjiang High-Tech Park Development Co. (Real Estate Management & Development)	114
82,200	Shanxi Meijin Energy Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	135
41,500	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (Pharmaceuticals)	100
146,151	Shenzhen Inovance Technology Co. Ltd., Class - A (Machinery)	1,421
36,200	Shenzhen Kangtai Biological Products Co. Ltd. (Biotechnology)	615
222,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)(b)	408
26,100	Sichuan Kelun Pharmaceutical Co. Ltd. (Pharmaceuticals)	72
4,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	582
54,000	Sinotruk Hong Kong Ltd. (Machinery)	80
75,000	Smoore International Holdings Ltd. (Tobacco)(b)	349
233,617	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	507
53,221	Spring Airlines Co. Ltd., Class - A (Airlines)	448
155,000	Sunac China Holdings Ltd. (Real Estate Management & Development)(b)	330
168,401	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	4,410
30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	99
45,497	TAL Education Group, ADR (Diversified Consumer Services)(a)	220
597,742	Tencent Holdings Ltd. (Interactive Media & Services)(b)	35,687
31,445	Tencent Music Entertainment Group, ADR (Entertainment)(a)	228
207,300	The Pacific Securities Co. Ltd. (Capital Markets)(a)	104
131,880	Toly Bread Co. Ltd. (Food Products)	595
83,200	Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	135
89,000	Transfar Zhilian Co. Ltd. (Chemicals)	114
27,444	Trip.com Group Ltd., ADR (Internet & Direct Marketing Retail)(a)	844

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
30,940	Unisplendour Corp. Ltd., Class - A (Electronic Equipment, Instruments & Components)	$119
34,096	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail)(a)	380
81,675	Walvax Biotechnology Co Ltd., Class - A (Biotechnology)	793
8,500	Weibo Corp., ADR (Interactive Media & Services)(a)	404
50,500	Weichai Power Co. Ltd. (Machinery)	133
54,000	Weichai Power Co. Ltd. (Machinery)	112
20,760	Wens Foodstuffs Group Co. Ltd. (Food Products)	46
73,780	Wuhan Guide Infrared Co. Ltd. (Electronic Equipment, Instruments & Components)	265
4,800	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	162
30,360	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	52
30,340	WuXi AppTec Co. Ltd., Class - H (Life Sciences Tools & Services)(b)	706
242,000	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services)(a)(b)	3,925
969,600	Xiaomi Corp. (Technology Hardware, Storage & Peripherals)(a)(b)	2,663
51,700	Xinjiang Goldwind Science & Technology Co. Ltd. (Electrical Equipment)	139
188,481	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	386
28,268	Xpeng, Inc., ADR (Automobiles)(a)	1,005
98,000	Yadea Group Holdings Ltd. (Automobiles)(b)	160
13,950	Yealink Network Technology Corp. Ltd. (Communications Equipment)	175
61,000	Yihai International Holdings (Food Products)	340
76,440	Yintai Gold Co. Ltd. (Metals & Mining)	101
59,576	Yonyou Network Technology Co. Ltd. (Software)	305
27,030	Yunda Holding Co. Ltd. (Air Freight & Logistics)	80
4,926	Zai Lab Ltd., ADR (Biotechnology)(a)	519
17,500	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,022
13,440	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	147
1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	902
48,300	Zhejiang Longsheng Group Co. Ltd. (Chemicals)	101
61,300	Zhejiang Semir Garment Co. Ltd. (Textiles, Apparel & Luxury Goods)	72
8,200	Zhejiang Supor Co. Ltd. (Household Durables)	59
75,900	Zheshang Securities Co. Ltd. (Capital Markets)(a)	146
29,200	ZhongAn Online P&C Insurance Co. Ltd. (Insurance)(a)(b)	120
15,300	Zhongji Innolight Co. Ltd. (Machinery)	82
63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	509
514,300	Zijin Mining Group Co. Ltd., Class - A (Metals & Mining)	797
218,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	265

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
120,400	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	$107
94,300	ZTE Corp. (Communications Equipment)	482
32,600	ZTE Corp., H Shares (Communications Equipment)	107
12,800	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	392
		215,911

	Colombia — 0.11%
1,312,007	Ecopetrol SA (Oil, Gas & Consumable Fuels)	943

	Czech Republic — 0.04%
96,212	Moneta Money Bank A/S (Banks)(a)(b)	388

	Egypt — 0.06%
195,461	Commercial International Bank Egypt SAE (Banks)(a)	530

	Greece — 0.15%
71,369	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	1,340

	Hong Kong — 1.85%
384,865	AIA Group Ltd. (Insurance)	4,427
3,310,000	Alibaba Pictures Group Ltd. (Entertainment)(a)	373
38,000	China Education Group Holdings Ltd. (Diversified Consumer Services)(b)	66
712,182	China Everbright International Ltd. (Commercial Services & Supplies)	535
58,000	China Everbright Ltd. (Capital Markets)	68
1,546,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	556
432,500	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	979
36,000	China Resources Beer Holdings Co. Ltd. (Beverages)	266
112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	98
38,200	China Taiping Insurance Holdings Co. Ltd. (Insurance)(b)	58
288,000	China Youzan Ltd. (Software)(a)	36
288,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)(b)	344
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	1,189
67,000	Fosun International Ltd. (Industrial Conglomerates)	81
62,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)^	48
179,000	Hengan International Group Co. Ltd. (Personal Products)	955
65,344	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	4,016
25,200	Hutchison China Meditech Ltd., ADR (Pharmaceuticals)(a)	923
88,500	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)(b)	145
117,000	KWG Group Holdings Ltd. (Real Estate Management & Development)	114
124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	162

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
735,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)(b)	$610
209,600	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	196
		16,245

	Hungary — 0.37%
10,516	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	88
28,568	OTP Bank Nyrt PLC (Banks)(a)	1,674
54,565	Richter Gedeon Nyrt (Pharmaceuticals)	1,495
		3,257

	India — 11.18%
54,236	Adani Green Energy, Ltd. (Independent Power and Renewable Electricity Producers)(a)	837
159,504	Adani Ports and Special Economic Zone Ltd. (Transportation Infrastructure)	1,579
17,227	Adani Total Gas Ltd. (Gas Utilities)	330
17,187	Adani Transmission Ltd. (Electric Utilities)(a)	359
319,100	Ambuja Cements Ltd. (Construction Materials)	1,715
7,976	Apollo Hospitals Enterprise (Health Care Providers & Services)(b)	480
34,614	Aurobindo Pharma Ltd. (Pharmaceuticals)(b)	337
49,538	Avenue Supermarts Ltd. (Food & Staples Retailing)(a)(b)	2,828
302,901	Axis Bank Ltd. (Banks)(a)(b)	3,106
7,846	Bajaj Auto Ltd. (Automobiles)	404
32,970	Bajaj Finance Ltd. (Consumer Finance)(b)	3,393
5,884	Bajaj Finserv Ltd. (Insurance)	1,407
133,285	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)(b)	773
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment)(c)	—
513,160	Coal India Ltd. (Oil, Gas & Consumable Fuels)	1,275
72,455	Dr. Reddy's Laboratories Ltd., ADR (Pharmaceuticals)	4,720
12,020	Eicher Motors Ltd. (Automobiles)(b)	450
329,358	GAIL India Ltd. (Gas Utilities)	702
133,690	HCL Technologies Ltd. (IT Services)	2,293
164,832	HDFC Bank Ltd. (Banks)	3,524
7,359	Hero MotoCorp Ltd. (Automobiles)	281
31,793	Hindustan Unilever Ltd. (Household Products)(b)	1,156
359,764	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)(b)	13,296
624,534	ICICI Bank Ltd. (Banks)(b)	5,869
260,255	Infosys Ltd. (IT Services)	5,835
11,749	Ipca Laboratories, Ltd. (Pharmaceuticals)	380
462,455	ITC Ltd. (Tobacco)(b)	1,466
329,946	Mahindra & Mahindra Ltd. (Automobiles)	3,553
301,748	NTPC Ltd. (Independent Power and Renewable Electricity Producers)(b)	575
41,081	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	79
19,352	Pidilite Industries Ltd. (Chemicals)	620
258,389	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	8,745
136,393	Rural Electrification Corp. Ltd. (Diversified Financial Services)	289
4,624	Shree Cement Ltd. (Construction Materials)(b)	1,798
242,156	State Bank of India (Banks)(b)	1,468

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
213,304	Tata Consultancy Services Ltd. (IT Services)(b)	$10,811
38,270	Tata Motors Ltd. (Automobiles)(a)	170
159,991	Tata Steel Ltd. (Metals & Mining)	2,754
19,873	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	577
18,266	Ultra Tech Cement Ltd. (Construction Materials)	1,813
222,144	United Spirits Ltd. (Beverages)(a)	2,542
124,150	Vedanta Ltd. (Metals & Mining)	478
309,606	Wipro Ltd. (IT Services)(b)	2,630
1,074,947	Yes Bank, Ltd. (Banks)(a)(b)	181
		97,878

	Indonesia — 1.28%
345,000	Indah Kiat Pulp & Paper TBK (Paper & Forest Products)	205
1,184,400	PT Astra International Tbk (Automobiles)	452
1,368,808	PT Bank Central Asia Tbk (Banks)	3,336
3,856,600	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,028
1,875,600	PT Charoen Pokphand Indonesia Tbk (Food Products)	837
436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	318
2,093,700	PT Indofood Sukses Makmur Tbk (Food Products)	926
21,281,590	PT Kalbe Farma Tbk (Pharmaceuticals)	2,121
621,400	PT Semen Gresik (Persero) Tbk (Construction Materials)	353
4,571,250	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)(b)	1,171
251,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	452
		11,199

	Kuwait — 0.41%
346,226	Boubyan Bank KSCP (Banks)(a)	883
356,620	Kuwait Finance House KSCP (Banks)	974
149,626	Mobile Telecommunications Co. KSCP (Wireless Telecommunication Services)	297
451,465	National Bank of Kuwait SAKP (Banks)	1,429
		3,583

	Luxembourg — 0.08%
2,439	Globant SA (Software)(a)	685

	Malaysia — 1.12%
241,900	AMMB Holdings Berhad (Banks)	184
1,488,900	Dialog Group Berhad (Energy Equipment & Services)	848
281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	414
1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,750
777,500	IOI Corp. Berhad (Food Products)	700
49,900	Kossan Rubber Industries (Health Care Equipment & Supplies)	28
150,692	Malayan Banking Berhad (Banks)	290
581,500	Maxis Berhad (Wireless Telecommunication Services)(b)	652
1,200,200	Press Metal Aluminum Holdings (Metals & Mining)	1,646
475,000	Public Bank Berhad (Banks)	462
1,262,600	Ql Resources Berhad (Food Products)	1,623
558,900	Sime Darby Berhad (Industrial Conglomerates)	303

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
533,100	Sime Darby Plantation Berhad (Food Products)	$456
34,653	Supermax Corp. Bhd (Health Care Equipment & Supplies)	20
685,700	Top Glove Corp. Berhad (Health Care Equipment & Supplies)	472
		9,848

	Mexico — 1.86%
2,706,700	America Movil SAB de CV (Wireless Telecommunication Services)	2,395
1,788,800	CEMEX SAB de CV (Construction Materials)(a)	1,291
138,800	Coca-Cola Femsa SAB de CV (Beverages)	782
156,300	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)(b)	177
44,576	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	3,866
57,155	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	1,068
363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	1,022
195,000	Grupo Financiero Banorte SAB de CV (Banks)	1,253
450,245	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,797
255,700	Grupo Televisa SAB de CV (Media)	564
576,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	950
439,825	Orbia Advance Corp SAB de CV (Chemicals)	1,128
		16,293

	Netherlands — 0.08%
8,424	Yandex N.V., Class - A (Interactive Media & Services)(a)	671

	Peru — 0.25%
74,356	Compania de Minas Buenaventura SA, ADR (Metals & Mining)(a)	503
14,486	Credicorp Ltd. (Banks)	1,606
700	Credicorp Ltd. (Banks)(a)	78
		2,187

	Philippines — 0.75%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)(b)	1,126
1,797,673	Metropolitan Bank & Trust Co. (Banks)	1,537
17,765	PLDT, Inc. (Wireless Telecommunication Services)	585
172,042	SM Investments Corp. (Industrial Conglomerates)	3,340
		6,588

	Poland — 0.35%
84,014	Bank Pekao SA (Banks)(b)	2,172
3,287	CD Projekt SA (Entertainment)	159
3,670	KGHM Polska Miedz SA (Metals & Mining)	145
42,368	Powszechny Zaklad Ubezpieczen SA (Insurance)(b)	388
85,078	Telekomunikacja Polska SA (Diversified Telecommunication Services)(a)	172
		3,036

	Qatar — 0.58%
804,535	Industries Qatar QSC (Industrial Conglomerates)	3,415
125,342	Mesaieed Petrochemical Holding Co. (Chemicals)	77

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Qatar (continued)
172,497	Qatar National Bank (Banks)	$908
427,550	The Commercial Bank of Qatar QSC (Banks)	722
		5,122

	Russia — 2.49%
766,150	Gazprom PJSC (Oil, Gas & Consumable Fuels)	3,820
280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)	2,776
27,710	LUKOIL (Oil, Gas & Consumable Fuels)(c)	2,625
23,471	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	2,229
8,073	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	2,114
11,677	Polymetal International PLC (Metals & Mining)	198
854	Polyus PJSC (Metals & Mining)	140
89,489	Sberbank of Russia PJSC, ADR (Banks)	1,668
113,164	Severstal, Registered Shares, GDR (Metals & Mining)	2,363
55,190	Tatneft PJSC, Class - S (Oil, Gas & Consumable Fuels)	399
766,486	The Moscow Exchange (Capital Markets)(c)	1,827
814,600,000	VTB Bank PJSC (Banks)	578
13,917	Yandex N.V., Class - A (Interactive Media & Services)(a)	1,108
		21,845

	Saudi Arabia — 2.60%
63,145	Advanced Petrochemical Co. (Chemicals)	1,259
117,942	Al Rajhi Bank (Banks)	3,843
77,181	Banque Saudi Fransi (Banks)	858
16,955	Bupa Arabia For Cooperative Insurance Co. (Insurance)	675
382,830	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development)(a)	1,047
205,974	Emaar Economic City (Real Estate Management & Development)(a)	730
15,003	Etihad Etisalat Co. (Wireless Telecommunication Services)	125
105,859	National Commercial Bank (Banks)	1,733
172,781	Riyad Bank (Banks)	1,244
46,591	Sahara International Petrochemical Co. (Chemicals)	541
59,797	Saudi Arabian Fertilizer Co. (Chemicals)	2,749
98,341	Saudi Arabian Mining Co. (Metals & Mining)(a)	2,188
62,760	Saudi Basic Industries Corp. (Chemicals)	2,121
31,231	Saudi Industrial Investment Group (Chemicals)	338
127,544	Saudi Kayan Petrochemical Co. (Chemicals)(a)	694
48,506	Saudi Telecom Co. (Diversified Telecommunication Services)	1,643
71,146	The Saudi British Bank (Banks)(b)	629
37,378	The Savola Group (Food Products)	374
		22,791

	South Africa — 2.98%
8,100	Absa Group Ltd. (Banks)	82
3,694	Anglo American Platinum Ltd. (Metals & Mining)	320
59,086	AngloGold Ashanti Ltd. (Metals & Mining)	947
11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	200

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
41,657	Bid Corp. Ltd. (Food & Staples Retailing)(a)	$893
6,139	Bidvest Group Ltd. (Industrial Conglomerates)	80
6,145	Capitec Bank Holdings Ltd. (Banks)	743
163,269	Clicks Group Ltd. (Food & Staples Retailing)	3,013
234,373	Discovery Ltd. (Insurance)(a)(b)	2,143
81,417	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)^(b)	871
403,136	FirstRand Ltd. (Diversified Financial Services)	1,728
57,103	Gold Fields Ltd. (Metals & Mining)(b)	468
399,656	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)(b)	380
19,783	Impala Platinum Holdings Ltd. (Metals & Mining)	223
3,537	Kumba Iron Ore Ltd. (Metals & Mining)	116
32,304	Mr. Price Group Ltd. (Specialty Retail)	432
230,530	MTN Group Ltd. (Wireless Telecommunication Services)(a)	2,167
79,012	MultiChoice Group Ltd. (Media)	599
37,848	Naspers Ltd. (Media)	6,258
5,586	Nedbank Group Ltd. (Banks)(b)	65
65,767	Old Mutual Ltd. (Insurance)	72
43,185	Rand Merchant Investment Holdings Ltd. (Insurance)	108
7,269	Remgro Ltd. (Diversified Financial Services)	66
16,089	Sanlam Ltd. (Insurance)(b)	68
54,300	Sasol Ltd. (Chemicals)(a)	1,030
9,822	Shoprite Holdings Ltd. (Food & Staples Retailing)	117
455,387	Sibanye Stillwater Ltd. (Metals & Mining)	1,384
151,097	Standard Bank Group Ltd. (Banks)	1,432
22,743	Woolworths Holdings Ltd. (Multiline Retail)(b)	89
		26,094

	South Korea — 10.22%
4,208	AmorePacific Corp. (Personal Products)	630
7,158	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services)(a)(b)	655
6,929	Celltrion, Inc. (Biotechnology)(a)	1,506
2,884	CJ Cheiljedang Corp. (Food Products)	993
3,672	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)(a)	82
10,846	Dongbu Insurance Co. Ltd. (Insurance)(b)	581
7,304	E-Mart Co. Ltd. (Food & Staples Retailing)	1,006
7,366	Fila Korea Ltd. (Textiles, Apparel & Luxury Goods)	263
1,990	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	74
25,499	Hana Financial Group, Inc. (Banks)	992
2,925	Hankook Tire & Technology Co. Ltd. (Auto Components)	106
25,998	Hanon Systems (Auto Components)	341
6,496	HLB, Inc. (Leisure Products)(a)	308
16,423	HMM Co. Ltd. (Marine)(a)	464
5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	413
23,284	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	997
6,702	Hyundai Mobis Co. Ltd. (Auto Components)	1,415
10,168	Hyundai Motor Co. Ltd. (Automobiles)	1,694
11,325	Industrial Bank of Korea (Banks)	100

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
11,917	Kakao Corp. (Interactive Media & Services)	$1,173
40,398	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)(a)	971
29,280	KB Financial Group, Inc. (Banks)(b)	1,363
27,922	Kia Motors Corp. (Automobiles)	1,887
52,858	Korea Electric Power Corp. (Electric Utilities)	1,047
9,376	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)(a)	797
28,976	KT&G Corp. (Tobacco)(b)	1,984
3,976	Kumho Petro Chemical Co. Ltd. (Chemicals)	625
2,798	LG Chem Ltd. (Chemicals)	1,816
26,367	LG Corp. (Industrial Conglomerates)	2,054
35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)^(a)	565
630	LG Household & Health Care Ltd. (Personal Products)	711
849	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	147
65,000	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	469
9,633	Naver Corp. (Interactive Media & Services)	3,129
4,290	NCsoft Corp. (Entertainment)	2,176
37,145	Pan Ocean Co. Ltd. (Marine)	233
8,136	POSCO (Metals & Mining)	2,243
5,257	POSCO Chemical Co. Ltd. (Construction Materials)	774
2,201	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)(a)(b)	1,616
6,353	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	941
389,810	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	24,188
54,624	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)(b)	1,164
19,351	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	3,828
3,196	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,909
2,942	Seegene, Inc. (Biotechnology)	149
1,688	Shin Poong Pharmaceutical Co., Ltd. (Pharmaceuticals)	80
127,550	Shinhan Financial Group Co. Ltd. (Banks)	4,313
174	SK Chemicals Co., Ltd. (Chemicals)	41
117,633	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	10,080
6,816	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	1,502
3,693	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,004
12,594	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Services)	379
15,050	Woongjin Coway Co. Ltd. (Household Durables)	940
57,981	Woori Financial Group, Inc. (Banks)	566
		89,484

	Taiwan — 12.00%
135,485	AdvanTech Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,766
41,000	Airtac International Group (Machinery)	1,276

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
371,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	$1,438
462,971	Asia Cement Corp. (Construction Materials)	753
82,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	952
30,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	179
719,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	912
3,764,000	China Development Financial Holding Corp. (Banks)	1,904
172,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	681
1,359,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	1,146
1,390,484	E.Sun Financial Holding Co. Ltd. (Banks)	1,309
42,000	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	910
133,000	Evergreen Marine Corp. Ltd. (Marine)	591
454,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,001
531,296	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	1,452
39,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,100
53,005	Hiwin Technologies Corp. (Machinery)	585
819,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	3,057
399,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	240
625,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	576
26,775	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	2,086
515,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	1,149
192,612	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	6,200
2,369,477	Mega Financial Holding Co. Ltd. (Banks)	2,719
58,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)(b)	135
52,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	756
20,000	Oneness Biotech Co., Ltd. (Pharmaceuticals)(a)	132
497,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,190
99,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	120
150,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	558
91,690	President Chain Store Corp. (Food & Staples Retailing)	920
1,364,369	President Enterprises Corp. (Food Products)	3,334
286,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	792
376,488	Ruentex Development Co. Ltd. (Real Estate Management & Development)	772

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
637,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	$1,188
879,721	Taiwan Cement Corp. (Construction Materials)	1,602
151,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	536
2,479,350	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	51,284
176,243	The Shanghai Commercial & Savings Bank Ltd. (Banks)	280
593,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,344
39,000	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	211
42,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	462
238,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	223
1,094,155	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,076
477,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	827
29,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	455
120,000	Yang Ming Marine Transport Corp. (Marine)(a)	506
2,684,480	Yuanta Financial Holding Co. Ltd. (Capital Markets)	2,369
		105,054

	Thailand — 1.64%
183,700	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,060
81,000	Advanced Info Service Public Co. Ltd., Class - F (Wireless Telecommunication Services)	467
379,300	Airports of Thailand PCL (Transportation Infrastructure)	680
691,100	Berli Jucker PCL (Food & Staples Retailing)	670
728,100	BTS Group Holdings PCL (Road & Rail)	202
171,633	Central Retail Corp.-Local (Multiline Retail)	169
45,500	Delta Electronics Thailand PCL - NVDR (Electronic Equipment, Instruments & Components)	628
191,033	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,712
688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	1,240
1,418,800	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	1,731
89,800	Indorama Ventures PCL - NVDR (Chemicals)	117
303,786	Kasikornbank Public Co. Ltd. (Banks)	1,184
1,724,700	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	557

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
682,900	Minor International PCL (Hotels, Restaurants & Leisure)	$633
93,800	Muangthai Capital PCL (Consumer Finance)	160
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	795
272,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	939
361,600	Siam Commercial Bank Public Co. Ltd. - NVDR (Banks)	1,295
98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	150
		14,389

	Turkey — 0.36%
173,530	Aselsan Elektronik Sanayi VE Ticaret A/S (Aerospace & Defense)	296
39,242	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	282
1,879,023	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	2,173
68,200	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	126
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining)(a)	—
167,030	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	287
		3,164

	United Arab Emirates — 0.29%
193,132	Abu Dhabi Commercial Bank PJSC (Banks)	394
488,800	Dubai Islamic Bank PJSC (Banks)	656
309,932	First Abu Dhabi Bank PJSC (Banks)	1,501
		2,551

	United Kingdom — 1.43%
309,311	Antofagasta PLC (Metals & Mining)	5,620
95,010	Mondi PLC (Paper & Forest Products)	2,341
84,142	Unilever PLC (Personal Products)	4,555
		12,516

	United States — 0.82%
823	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	1,382
13,200	Southern Copper Corp. (Metals & Mining)	741
87,528	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	5,086
		7,209

	Total Common Stocks	741,303

	Preferred Stocks — 0.83%
	Brazil — 0.42%
502,062	Banco Bradesco SA - Preferred (Banks)(b)	1,921
342,225	Companhia Energetica de Minas Gerais SA - Preferred (Electric Utilities)	882
24,400	Gerdau SA - Preferred (Metals & Mining)	121
152,900	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)	765
		3,689

	Chile — 0.01%
1,045	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	56

Shares	Security Description	Value (000)
	Preferred Stocks (continued)
	South Korea — 0.40%
1,400	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	$113
5,951	Hyundai Motor Co. Ltd. 2nd - Preferred (Automobiles)	475
49,604	Samsung Electronics Co. Ltd. - Preferred (Technology Hardware, Storage & Peripherals)	2,896
		3,484

	Total Preferred Stocks	7,229

	Rights — 0.00%
	China — 0.00%
1,904	Airtac International, 10/11/21 (Machinery)(a)	11

	Taiwan — 0.00%
18,402	Fubon Financial, 10/19/21 (Diversified Financial Services)(a)	11
11,205	Fubon Financial, 10/19/21 (Diversified Financial Services)(a)(c)	—
		11

	Total Rights	22

	Warrants — 0.00%
	Thailand — 0.00%
72,810	BTS Group Holdings PCL, 12/31/24 (Road & Rail)	—
36,405	BTS Group Holdings PCL, 9/5/22 (Road & Rail)	2
145,620	BTS Group Holdings PCL, 12/31/26 (Road & Rail)	—

	Total Warrants	2

	Investment Companies — 5.98%
1,433,639	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(d)	1,434
50,964,727	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	50,964

	Total Investment Companies	52,398

	Purchased Options on Futures — 0.04%
	Total Purchased Options on Futures	379

	Total Investments (cost $609,805) — 91.46%	801,333
	Other assets in excess of liabilities — 8.54%	74,832

	Net Assets - 100.00%	$876,165

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021, was $1,425 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2021.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	XY Investments (HK) Limited	Total
Common Stocks	67.55%	-	17.06%	-	84.61%
Preferred Stocks	0.83%	-	-	-	0.83%
Rights	0.00%	-	-	-	0.00%
Warrants	0.00%	-	-	-	0.00%
Investment Companies	0.84%	4.71%	0.43%	-	5.98%
Purchased Options on Futures	-	0.04%	-	-	0.04%
Other Assets (Liabilities)	-0.16%	1.09%	-0.10%	7.71%	8.54%
Total Net Assets	69.06%	5.84%	17.39%	7.71%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	978	12/17/21	$60,910	$(2,811)
			$60,910	$(2,811)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(2,811)
	Total Net Unrealized Appreciation/(Depreciation)			$(2,811)

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	9	$1,773	$3,940.00	10/15/21	$(4)
E-Mini S&P 500 Future Option	Put	9	1,881	4,180.00	10/15/21	(17)
E-Mini S&P 500 Future Option	Put	9	1,890	4,200.00	10/15/21	(19)
E-Mini S&P 500 Future Option	Put	16	3,256	4,070.00	10/15/21	(16)
E-Mini S&P 500 Future Option	Put	17	3,315	3,900.00	10/29/21	(18)
E-Mini S&P 500 Future Option	Put	8	1,644	4,110.00	10/29/21	(20)
E-Mini S&P 500 Future Option	Put	9	1,854	4,120.00	10/29/21	(23)
E-Mini S&P 500 Future Option	Put	9	1,863	4,140.00	10/29/21	(25)
E-Mini S&P 500 Future Option	Put	9	1,733	3,850.00	10/29/21	(8)
E-Mini S&P 500 Future Option	Put	16	3,280	4,100.00	10/29/21	(38)
E-Mini S&P 500 Future Option	Put	9	1,814	4,030.00	11/19/21	(26)
E-Mini S&P 500 Future Option	Put	9	1,827	4,060.00	11/19/21	(28)
E-Mini S&P 500 Future Option	Put	9	1,787	3,970.00	11/19/21	(22)
E-Mini S&P 500 Future Option	Put	9	1,832	4,070.00	11/19/21	(29)
E-Mini S&P 500 Future Option	Put	18	3,798	4,220.00	11/19/21	(90)
E-Mini S&P 500 Future Option	Put	8	1,540	3,850.00	11/30/21	(17)
E-Mini S&P 500 Future Option	Put	18	3,789	4,210.00	11/30/21	(95)
E-Mini S&P 500 Future Option	Put	8	1,580	3,950.00	11/30/21	(22)
E-Mini S&P 500 Future Option	Put	8	1,572	3,930.00	11/30/21	(21)
E-Mini S&P 500 Future Option	Put	8	1,568	3,920.00	11/30/21	(20)
E-Mini S&P 500 Future Option	Put	9	1,791	3,980.00	11/30/21	(26)
E-Mini S&P 500 Future Option	Put	16	3,280	4,100.00	12/17/21	(78)
E-Mini S&P 500 Future Option	Put	8	1,540	3,850.00	12/17/21	(22)
						$(684)

Exchanged-traded options on futures contacts purchased as of September 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	8	$1,740	$4,350.00	10/15/21	$38
E-Mini S&P 500 Future Option	Put	8	1,760	4,400.00	10/29/21	56
E-Mini S&P 500 Future Option	Put	9	2,025	4,500.00	11/19/21	102
E-Mini S&P 500 Future Option	Put	9	2,025	4,500.00	11/30/21	105
E-Mini S&P 500 Future Option	Put	8	1,760	4,400.00	12/17/21	77
						$378

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Advanced Micro-Fabrication Equipment, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	$64	$(9)	$—	$(9)
Receive	0.65%	AECC Aero-Engine Control Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	284	(17)	—	(17)
Receive	0.65%	AECC Aviation Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	30	(31)	—	(31)
Receive	0.65%	Agricultural Bank of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	166	—	—	—
Receive	0.72%	Aier Eye Hospital Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	3	—	3
Receive	0.72%	All Winner Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	273	(6)	—	(6)
Receive	0.65%	Aluminum Corp. of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	188	(3)	—	(3)
Receive	0.72%	Amoy Diagnostics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	24	2	—	2
Receive	0.65%	Anhui Expressway Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	101	(1)	—	(1)
Receive	0.71%	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	—	—	—
Receive	0.71%	Anhui Honglu Steel Construction Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(1)	—	(1)
Receive	0.72%	Anhui Korrun Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.69%	Anhui Kouzi Distillery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	14	—	—	—
Receive	0.72%	Anhui Transport Consulting & Design Institute Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	327	(16)	—	(16)
Receive	0.65%	Anhui Yingjia Distillery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	90	(3)	—	(3)
Receive	0.65%	Anhui Zhongding Sealing Parts Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	529	(78)	—	(78)
Receive	1.13%	Anji Microelectronics Technology Shanghai Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	—	—	—
Receive	0.72%	Apeloa Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	3	—	3
Receive	0.72%	Asia Cuanon Technology Shanghai Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	(1)	—	(1)
Receive	0.70%	Autel Intelligent Technology Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(1)	—	(1)
Receive	0.65%	AVIC Electromechanical Systems Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	143	(8)	—	(8)
Receive	0.72%	AVICOPTER PLC A-shares	Morgan Stanley	1/31/22	At Maturity	9	(1)	—	(1)
Receive	0.65%	Bafang Electric Suzhou Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	143	25	—	25
Receive	0.65%	Bank of Chengdu Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	172	(6)	—	(6)
Receive	0.65%	Bank of Communications Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	—	—	—
Receive	0.73%	Bank of Jiangsu Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	530	(31)	—	(31)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	Bank of Nanjing Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$259	$(9)	$—	$(9)
Receive	0.73%	Bank of Ningbo Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	39	—	—	—
Receive	0.72%	Baoshan Iron & Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	63	(7)	—	(7)
Receive	0.72%	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	104	(10)	—	(10)
Receive	0.72%	Beijing Capital Eco-Environment Protection Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	496	(41)	—	(41)
Receive	0.71%	Beijing Cisri-Gaona Materials & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	69	(5)	—	(5)
Receive	0.71%	Beijing Easpring Material Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	101	(5)	—	(5)
Receive	0.65%	Beijing GeoEnviron Engineering & Technology, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	70	(3)	—	(3)
Receive	1.13%	Beijing Hotgen Biotech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.70%	Beijing Jingyuntong Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	34	(2)	—	(2)
Receive	1.13%	Beijing Kingsoft Office Software, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	50	6	—	6
Receive	0.73%	Beijing New Building Materials PLC A-shares	Morgan Stanley	1/31/22	At Maturity	50	(6)	—	(6)
Receive	0.73%	Beijing Roborock Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	64	(20)	—	(20)
Receive	0.65%	Beijing SuperMap Software Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	55	(5)	—	(5)
Receive	0.72%	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	34	4	—	4
Receive	0.73%	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	208	(1)	—	(1)
Receive	0.72%	Biem.L.Fdlkk Garment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.70%	Blue Sail Medical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	174	(7)	—	(7)
Receive	0.69%	Bluefocus Intelligent Communications Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	100	(5)	—	(5)
Receive	0.65%	BOE Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	628	(78)	—	(78)
Receive	0.70%	BTG Hotels Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	67	(2)	—	(2)
Receive	0.72%	BYD Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	276	(21)	—	(21)
Receive	0.72%	By-health Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	375	36	—	36
Receive	0.65%	Camel Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	267	(25)	—	(25)
Receive	0.72%	Castech, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	239	(24)	—	(24)
Receive	0.72%	Central China Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	430	(23)	—	(23)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.72%	Chacha Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$25	$6	$—	$6
Receive	0.69%	Changchun High & New Technology Industry Group, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	154	11	—	11
Receive	0.70%	Chengdu ALD Aviation Manufacturing Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	32	2	—	2
Receive	0.72%	Chengdu Leejun Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	(4)	—	(4)
Receive	0.65%	Chengdu Wintrue Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	(20)	—	(20)
Receive	0.69%	Chengtun Mining Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.65%	Chenguang Biotech Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	140	(13)	—	(13)
Receive	0.65%	China Baoan Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	167	(23)	—	(23)
Receive	0.70%	China Building Material Test & Certification Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	24	(1)	—	(1)
Receive	0.71%	China CAMC Engineering Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.72%	China Coal Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	107	4	—	4
Receive	0.65%	China Construction Bank Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	1,131	(3)	—	(3)
Receive	0.71%	China Everbright Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	187	(8)	—	(8)
Receive	0.72%	China International Capital Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	25	2	—	2
Receive	0.65%	China International Marine Containers Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	585	(30)	—	(30)
Receive	0.72%	China Jushi Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	214	(17)	—	(17)
Receive	0.72%	China Kings Resources Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	1.13%	China Leadshine Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.65%	China Merchants Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	648	(9)	—	(9)
Receive	0.71%	China Merchants Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	(1)	—	(1)
Receive	0.72%	China National Chemical Engineering Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	—	—	—
Receive	0.72%	China National Nuclear Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	4	—	4
Receive	0.65%	China Northern Rare Earth Group High-Tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	420	(42)	—	(42)
Receive	0.72%	China Oilfield Services Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	3	—	3
Receive	0.72%	China Pacific Insurance Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	369	(5)	—	(5)
Receive	0.65%	China Resources Double Crane Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	189	(2)	—	(2)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$547	$13	$—	$13
Receive	0.71%	China Shenhua Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	26	1	—	1
Receive	0.65%	China South Publishing & Media Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	—	—	—
Receive	0.71%	China State Construction Engineering Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	(2)	—	(2)
Receive	0.65%	China Tourism Group Duty Free Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	777	(76)	—	(76)
Receive	0.71%	China Tungsten And Hightech Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	(1)	—	(1)
Receive	0.65%	China Vanke Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	60	(1)	—	(1)
Receive	0.73%	China Yangtze Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	27	3	—	3
Receive	0.72%	China Zhenhua Group Science & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	67	3	—	3
Receive	0.65%	Chinese Universe Publishing and Media Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	181	(8)	—	(8)
Receive	0.65%	Chongqing Brewery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	99	(3)	—	(3)
Receive	0.71%	Chongqing Changan Automobile Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	(3)	—	(3)
Receive	0.72%	Chongqing Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	452	(5)	—	(5)
Receive	0.71%	Chongqing Sanfeng Environment Group Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	3	—	3
Receive	0.72%	Chongqing Zaisheng Technology Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	(2)	—	(2)
Receive	0.73%	Chongqing Zhifei Biological Products Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	876	(57)	—	(57)
Receive	0.70%	Chongyi Zhangyuan Tungsten Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	22	(5)	—	(5)
Receive	0.65%	Chow Tai Seng Jewellery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	(6)	—	(6)
Receive	0.65%	CITIC Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,106	7	—	7
Receive	0.69%	CNOOC Energy Technology & Services Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	(1)	—	(1)
Receive	0.72%	COFCO Biotechnology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	340	9	—	9
Receive	0.65%	Contemporary Amperex Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,292	(20)	—	(20)
Receive	0.65%	COSCO SHIPPING Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	738	(107)	—	(107)
Receive	0.69%	Crystal Clear Electronic Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.65%	CSG Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	147	(20)	—	(20)
Receive	0.72%	CTS International Logistics Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.72%	Dalian Huarui Heavy Industry Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$18	$(1)	$—	$(1)
Receive	0.71%	Dare Power Dekor Home Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	18	(2)	—	(2)
Receive	0.69%	Dazzle Fashion Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	(1)	—	(1)
Receive	0.73%	DeHua TB New Decoration Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	322	(41)	—	(41)
Receive	0.70%	Digital China Information Service Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(1)	—	(1)
Receive	0.70%	Do-Fluoride New Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	(1)	—	(1)
Receive	0.65%	East Money Information Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	908	53	—	53
Receive	0.71%	Easyhome New Retail Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	14	—	—	—
Receive	0.72%	Ecovacs Robotics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	154	(9)	—	(9)
Receive	0.65%	ENN Natural Gas Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	181	(19)	—	(19)
Receive	0.70%	Eoptolink Technology, Inc. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	48	—	—	—
Receive	0.72%	Estun Automation Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	31	(7)	—	(7)
Receive	0.73%	Eve Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	435	(22)	—	(22)
Receive	0.70%	Fangda Special Steel Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	96	(5)	—	(5)
Receive	0.72%	Fibocom Wireless, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	110	(10)	—	(10)
Receive	0.72%	Focus Media Information Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	—	—	—
Receive	0.73%	Fu Jian Anjoy Foods Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	10	2	—	2
Receive	0.65%	Fujian Star-net Communication Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	471	(27)	—	(27)
Receive	0.65%	Fuyao Glass Industry Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	45	(2)	—	(2)
Receive	0.65%	Ganfeng Lithium Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	666	(87)	—	(87)
Receive	0.72%	Gansu Shangfeng Cement Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.72%	G-bits Network Technology Xiamen Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	388	(12)	—	(12)
Receive	0.72%	Gemdale Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	28	—	—	—
Receive	0.65%	GF Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	64	(4)	—	(4)
Receive	0.72%	Gigadevice Semiconductor Beijing, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	499	(44)	—	(44)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	Ginlong Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$30	$—	$—	$—
Receive	0.65%	GoerTek, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	255	(12)	—	(12)
Receive	0.65%	Goldenmax International Technology Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	244	(17)	—	(17)
Receive	0.73%	Gongniu Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	26	(3)	—	(3)
Receive	0.71%	Grandblue Environment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	154	7	—	7
Receive	0.73%	Great Wall Motor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	85	(12)	—	(12)
Receive	0.65%	Guangdong Baolihua New Energy Stock Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	133	2	—	2
Receive	0.65%	Guangdong Dowstone Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.72%	Guangdong Great River Smarter Logistics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	2	—	2
Receive	0.65%	Guangdong Haid Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	44	2	—	2
Receive	0.65%	Guangdong Hybribio Biotech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	286	(9)	—	(9)
Receive	0.73%	Guangdong Kinlong Hardware Products Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	(1)	—	(1)
Receive	0.65%	Guangdong Tapai Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	28	(6)	—	(6)
Receive	0.72%	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(1)	—	(1)
Receive	0.65%	Guanghui Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	10	(11)	—	(11)
Receive	0.72%	Guangzhou Automobile Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	34	(7)	—	(7)
Receive	0.69%	Guangzhou Great Power Energy & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	—	—	—
Receive	0.72%	Guangzhou GRG Metrology & Test Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	(2)	—	(2)
Receive	0.72%	Guangzhou Haige Communications Group, Inc. Co. A-shares	Morgan Stanley	1/31/22	At Maturity	83	(7)	—	(7)
Receive	0.65%	Guangzhou KDT Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	453	(50)	—	(50)
Receive	0.72%	Guangzhou Kingmed Diagnostics Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	338	(16)	—	(16)
Receive	0.73%	Guangzhou Tinci Materials Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	397	47	—	47
Receive	0.72%	Guangzhou Wondfo Biotech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	45	1	—	1
Receive	0.71%	Guotai Junan Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	37	(2)	—	(2)
Receive	0.72%	Guoyuan Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	369	(23)	—	(23)
Receive	0.65%	Haier Smart Home Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	190	(11)	—	(11)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.72%	Hang Zhou Great Star Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$37	$(4)	$—	$(4)
Receive	0.69%	Hangjin Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.72%	Hangzhou First Applied Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	—	—	—
Receive	0.72%	Hangzhou Oxygen Plant Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	39	(7)	—	(7)
Receive	0.73%	Hangzhou Robam Appliances Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	49	(3)	—	(3)
Receive	0.65%	Hangzhou Silan Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	137	(7)	—	(7)
Receive	0.71%	Han's Laser Technology Industry Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	10	(1)	—	(1)
Receive	0.72%	HBIS Resources Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	86	(16)	—	(16)
Receive	0.65%	Hebei Chengde Lolo Co A-shares	Morgan Stanley	1/31/22	At Maturity	206	(8)	—	(8)
Receive	0.69%	Hebei Hengshui Laobaigan Liquor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.70%	Hefei Meiya Optoelectronic Technology, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	25	(3)	—	(3)
Receive	0.65%	Hefei Urban Construction Development Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	—	—	—
Receive	0.65%	Heilongjiang Agriculture Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	457	(1)	—	(1)
Receive	0.72%	Henan Lingrui Pharmaceutical Co. A-shares	Morgan Stanley	1/31/22	At Maturity	479	—	—	—
Receive	0.65%	Henan Shenhuo Coal & Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	39	(5)	—	(5)
Receive	0.72%	Henan Shuanghui Investment & Development Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	35	3	—	3
Receive	0.70%	Henan Yuguang Gold & Lead Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	45	(6)	—	(6)
Receive	0.72%	Hengli Petrochemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	(1)	—	(1)
Receive	0.65%	Hithink RoyalFlush Information Network Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	192	(16)	—	(16)
Receive	0.69%	Hongda Xingye Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	(2)	—	(2)
Receive	0.65%	Hongfa Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	29	—	—	—
Receive	0.65%	Hoshine Silicon Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	202	(25)	—	(25)
Receive	0.72%	Huadian Power International Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	2	—	2
Receive	0.65%	Huafa Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	391	(19)	—	(19)
Receive	0.65%	Huafon Chemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	620	(54)	—	(54)
Receive	0.65%	Huafu Fashion Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	14	(2)	—	(2)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.72%	Huaibei Mining Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$5	$—	$—	$—
Receive	0.69%	Hualan Biological Engineering, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	41	(1)	—	(1)
Receive	0.72%	Huaneng Lancang River Hydropower, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	12	6	—	6
Receive	0.72%	Huaneng Power International, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	22	5	—	5
Receive	0.65%	Huatai Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	192	(6)	—	(6)
Receive	0.72%	Huaxin Cement Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	—	—	—
Receive	0.72%	Huayu Automotive Systems Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	61	2	—	2
Receive	0.65%	Hubei Xingfa Chemicals Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	216	28	—	28
Receive	0.72%	Hunan Gold Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	28	(5)	—	(5)
Receive	0.65%	Hunan Valin Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	121	(16)	—	(16)
Receive	0.72%	Hundsun Technologies, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	418	16	—	16
Receive	0.65%	Huolinhe Opencut Coal Industry Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	55	(1)	—	(1)
Receive	0.70%	HyUnion Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	268	(17)	—	(17)
Receive	0.65%	Iflytek Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	66	(1)	—	(1)
Receive	0.65%	Imeik Technology Development Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	72	(73)	—	(73)
Receive	0.72%	Industrial Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	344	(9)	—	(9)
Receive	0.65%	Industrial Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	183	(8)	—	(8)
Receive	0.73%	Ingenic Semiconductor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	179	(31)	—	(31)
Receive	0.65%	Inner Mongolia Yili Industrial Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,038	66	—	66
Receive	0.70%	Inner Mongolia Yuan Xing Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	99	(10)	—	(10)
Receive	0.65%	Intco Medical Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	(1)	—	(1)
Receive	0.72%	Jade Bird Fire Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	(2)	—	(2)
Receive	0.65%	Jason Furniture Hangzhou Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	(2)	—	(2)
Receive	0.72%	JCET Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	101	(5)	—	(5)
Receive	0.70%	Jiangsu Azure Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	60	(1)	—	(1)
Receive	1.13%	Jiangsu Bioperfectus Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.70%	Jiangsu Changshu Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$425	$15	$—	$15
Receive	0.72%	Jiangsu Eastern Shenghong Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	—	—	—
Receive	0.72%	Jiangsu Guomao Reducer Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	18	(1)	—	(1)
Receive	0.72%	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	597	(3)	—	(3)
Receive	0.72%	Jiangsu Jiejie Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	53	3	—	3
Receive	0.72%	Jiangsu King's Luck Brewery JSC Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	139	10	—	10
Receive	0.65%	Jiangsu Nhwa Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	123	—	—	—
Receive	0.70%	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	22	(1)	—	(1)
Receive	0.73%	Jiangsu Yoke Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	(1)	—	(1)
Receive	0.70%	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	245	(4)	—	(4)
Receive	0.71%	Jiangxi Fushine Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	2	—	2
Receive	0.70%	Jiangyin Hengrun Heavy Industries Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	5	—	5
Receive	0.70%	Jiangzhong Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.72%	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	213	(28)	—	(28)
Receive	0.73%	Jilin Electric Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.65%	Jinduicheng Molybdenum Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	170	(26)	—	(26)
Receive	0.65%	Jingjin Environmental Protection Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	315	(45)	—	(45)
Receive	0.65%	Jinneng Science&Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	22	(22)	—	(22)
Receive	0.65%	JiuGui Liquor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	506	30	—	30
Receive	0.72%	JL Mag Rare-Earth Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	88	(15)	—	(15)
Receive	0.70%	Juewei Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	35	1	—	1
Receive	0.65%	Kehua Data Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	(3)	—	(3)
Receive	0.72%	Keshun Waterproof Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	31	(4)	—	(4)
Receive	0.65%	KPC Pharmaceuticals, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	12	—	—	—
Receive	0.65%	Kweichow Moutai Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,383	149	—	149
Receive	0.65%	Lakala Payment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	442	(21)	—	(21)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	LB Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$17	$—	$—	$—
Receive	0.65%	Leo Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	113	(6)	—	(6)
Receive	0.65%	Lepu Medical Technology Beijing Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	505	8	—	8
Receive	0.70%	LianChuang Electronic Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	26	—	—	—
Receive	0.65%	Lier Chemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	402	(38)	—	(38)
Receive	0.74%	LONGi Green Energy Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,009	(73)	—	(73)
Receive	0.72%	Longshine Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	6	—	6
Receive	0.69%	Luoxin Pharmaceuticals Group Stock Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	(1)	—	(1)
Receive	0.65%	Luxi Chemical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	446	(37)	—	(37)
Receive	0.72%	Luxshare Precision Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	22	(1)	—	(1)
Receive	0.72%	Luzhou Laojiao Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	273	64	—	64
Receive	0.65%	Maanshan Iron & Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	291	(49)	—	(49)
Receive	0.71%	Mango Excellent Media Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	18	—	—	—
Receive	0.74%	Maxscend Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	441	(83)	—	(83)
Receive	0.72%	Metallurgical Corp. of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	14	(2)	—	(2)
Receive	0.65%	Midea Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	793	12	—	12
Receive	0.71%	Ming Yang Smart Energy Group Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	135	5	—	5
Receive	0.72%	Monalisa Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	(1)	—	(1)
Receive	0.72%	Montage Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	37	1	—	1
Receive	0.65%	Nanjing Chervon Auto Precision Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	416	(39)	—	(39)
Receive	0.71%	Nanjing Hanrui Cobalt Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	54	(6)	—	(6)
Receive	0.65%	NARI Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	38	2	—	2
Receive	0.72%	NAURA Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	112	6	—	6
Receive	0.72%	New China Life Insurance Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	504	(13)	—	(13)
Receive	0.65%	Newland Digital Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	34	(2)	—	(2)
Receive	0.65%	Ningbo BaoSi Energy Equipment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	85	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	Ningbo Construction Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$392	$(4)	$—	$(4)
Receive	0.72%	Ningbo Huaxiang Electronic Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	338	1	—	1
Receive	0.65%	Ningbo Jifeng Auto Parts Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	(4)	—	(4)
Receive	0.65%	Ningbo Orient Wires & Cables Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	—	—	—
Receive	0.65%	Ningxia Baofeng Energy Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	35	(35)	—	(35)
Receive	0.65%	North Industries Group Red Arrow Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	106	(7)	—	(7)
Receive	1.13%	Novoray Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	1	—	—	—
Receive	0.72%	Oppein Home Group, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	13	(2)	—	(2)
Receive	0.72%	Orient Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	313	(31)	—	(31)
Receive	0.70%	Oriental Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	30	(1)	—	(1)
Receive	0.72%	Perfect World Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.72%	PharmaBlock Sciences Nanjing, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	246	31	—	31
Receive	0.70%	PhiChem Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	11	(1)	—	(1)
Receive	0.73%	Ping An Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	50	—	—	—
Receive	0.65%	Ping An Insurance Group Co. of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	279	(5)	—	(5)
Receive	0.65%	Pingdingshan Tianan Coal Mining Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(5)	—	(5)
Receive	0.72%	Poly Developments and Holdings Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	3	—	3
Receive	0.72%	Power Construction Corp. of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	36	3	—	3
Receive	0.73%	Proya Cosmetics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	35	2	—	2
Receive	0.73%	Qingdao Haier Biomedical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	31	(2)	—	(2)
Receive	0.65%	QuakeSafe Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	(20)	—	(20)
Receive	0.65%	Queclink Wireless Solutions Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	112	(2)	—	(2)
Receive	0.72%	Quectel Wireless Solutions Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	—	—	—
Receive	0.65%	Raytron Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	31	(31)	—	(31)
Receive	1.12%	Raytron Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	31	30	—	30
Receive	0.72%	Sailun Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	2	—	2

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	Sanan Optoelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$54	$(7)	$—	$(7)
Receive	0.73%	Sangfor Technologies, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	98	(14)	—	(14)
Receive	0.65%	Sansteel Minguang Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	(1)	—	(1)
Receive	0.73%	SG Micro Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	486	11	—	11
Receive	0.72%	SGIS Songshan Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	403	(28)	—	(28)
Receive	0.72%	Shaanxi Coal Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	307	18	—	18
Receive	0.65%	Shan Xi Hua Yang Group New Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	(7)	—	(7)
Receive	0.69%	Shandong Bohui Paper Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.72%	Shandong Dongyue Organosilicon Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(1)	—	(1)
Receive	0.71%	Shandong Head Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	22	1	—	1
Receive	0.72%	Shandong Himile Mechanical Science & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	27	(4)	—	(4)
Receive	0.65%	Shandong Hualu Hengsheng Chemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	511	(19)	—	(19)
Receive	0.65%	Shandong Nanshan Aluminum Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	57	(3)	—	(3)
Receive	0.72%	Shandong Pharmaceutical Glass Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	27	(2)	—	(2)
Receive	0.72%	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	—	—	—
Receive	0.70%	Shanghai AJ Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	71	(3)	—	(3)
Receive	0.72%	Shanghai Bairun Investment Holding Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	140	18	—	18
Receive	0.70%	Shanghai Baolong Automotive Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	15	(1)	—	(1)
Receive	0.65%	Shanghai Baosight Software Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	263	(20)	—	(20)
Receive	0.71%	Shanghai Belling Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	189	17	—	17
Receive	0.70%	Shanghai Chuangli Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	(1)	—	(1)
Receive	0.69%	Shanghai Fosun Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	47	(5)	—	(5)
Receive	1.13%	Shanghai Friendess Electronic Technology Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	185	(16)	—	(16)
Receive	0.65%	Shanghai Fullhan Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.72%	Shanghai Hanbell Precise Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	102	(6)	—	(6)
Receive	0.65%	Shanghai Huace Navigation Technology Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	10	(9)	—	(9)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.72%	Shanghai International Port Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$133	$11	$—	$11
Receive	0.72%	Shanghai Jahwa United Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	(1)	—	(1)
Receive	0.65%	Shanghai M&G Stationery, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	11	(10)	—	(10)
Receive	0.73%	Shanghai Medicilon, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	22	—	—	—
Receive	0.72%	Shanghai Pharmaceuticals Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	396	(18)	—	(18)
Receive	0.65%	Shanghai Putailai New Energy Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	200	10	—	10
Receive	0.70%	Shanghai QiFan Cable Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	10	(1)	—	(1)
Receive	0.71%	Shanghai Runda Medical Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	247	(7)	—	(7)
Receive	0.72%	Shanghai Shyndec Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.70%	Shanghai Tongji Science & Technology Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	113	(5)	—	(5)
Receive	0.72%	Shanghai Wanye Enterprises Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	1	—	1
Receive	0.65%	Shanxi Coking Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	46	(1)	—	(1)
Receive	0.65%	Shanxi Coking Coal Energy Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	43	5	—	5
Receive	0.65%	Shanxi Lu'an Environmental Energy Development Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	178	(13)	—	(13)
Receive	0.73%	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	631	28	—	28
Receive	0.65%	Shengyi Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	(1)	—	(1)
Receive	0.72%	Shenzhen Capchem Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	127	50	—	50
Receive	0.72%	Shenzhen Changhong Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	—	—	—
Receive	0.72%	Shenzhen Colibri Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	(4)	—	(4)
Receive	0.65%	Shenzhen Fastprint Circuit Tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.70%	Shenzhen H&T Intelligent Control Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	28	(2)	—	(2)
Receive	0.73%	Shenzhen Inovance Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	490	(68)	—	(68)
Receive	0.65%	Shenzhen Jinjia Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	337	(25)	—	(25)
Receive	0.69%	Shenzhen Kangtai Biological Products Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	48	—	—	—
Receive	0.73%	Shenzhen Kedali Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	1	—	1
Receive	0.70%	Shenzhen Laibao Hi-tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	25	(2)	—	(2)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$552	$(9)	$—	$(9)
Receive	0.70%	Shenzhen New Industries Biomedical Engineering Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	1	—	1
Receive	0.72%	Shenzhen Properties & Resources Development Group Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	702	(20)	—	(20)
Receive	0.65%	Shenzhen Senior Technology Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	41	(6)	—	(6)
Receive	0.73%	Shenzhen Sunlord Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	397	(34)	—	(34)
Receive	0.72%	Shenzhen Topband Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	68	1	—	1
Receive	0.71%	Shenzhen Transsion Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	56	1	—	1
Receive	0.71%	Shenzhen YUTO Packaging Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.65%	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	469	(58)	—	(58)
Receive	0.72%	Sichuan Haite High-tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	312	(40)	—	(40)
Receive	0.72%	Sichuan Jiuyuan Yinhai Software Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	266	(7)	—	(7)
Receive	0.72%	Sichuan Kelun Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.73%	Sichuan Swellfun Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	1	—	1
Receive	0.72%	Sichuan Yahua Industrial Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	167	(3)	—	(3)
Receive	0.72%	Sino Wealth Electronic Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	178	(10)	—	(10)
Receive	0.65%	Sinoma Science & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	106	12	—	12
Receive	0.65%	Sinomine Resource Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	—	—	—
Receive	0.72%	Sinoseal Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	(1)	—	(1)
Receive	0.65%	Sinotrans Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	293	15	—	15
Receive	0.71%	Skyworth Digital Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	69	(12)	—	(12)
Receive	0.73%	StarPower Semiconductor Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	76	12	—	12
Receive	0.65%	Streamax Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	(1)	—	(1)
Receive	0.65%	Sungrow Power Supply Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	271	11	—	11
Receive	0.73%	Sunresin New Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(1)	—	(1)
Receive	0.65%	Suzhou Good-Ark Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.73%	Suzhou Maxwell Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	45	(7)	—	(7)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.69%	Suzhou TA&A Ultra Clean Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$4	$—	$—	$—
Receive	0.72%	Suzhou TFC Optical Communication Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	27	(4)	—	(4)
Receive	0.71%	Taiji Computer Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.70%	Tangshan Sanyou Chemical Industries Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	(2)	—	(2)
Receive	0.65%	TBEA Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	355	11	—	11
Receive	0.73%	TCL Technology Group Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	407	(62)	—	(62)
Receive	0.65%	The Pacific Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	129	(7)	—	(7)
Receive	0.72%	The People's Insurance Co. Group of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	195	(8)	—	(8)
Receive	0.73%	Thunder Software Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1	—	—	—
Receive	0.73%	Tianjin Zhonghuan Semiconductor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	273	(18)	—	(18)
Receive	0.70%	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	69	(2)	—	(2)
Receive	0.65%	Tianma Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	71	(72)	—	(72)
Receive	0.71%	Tianshan Aluminum Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	(1)	—	(1)
Receive	0.65%	Tianshui Huatian Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	185	(6)	—	(6)
Receive	0.72%	Tibet Cheezheng Tibetan Medicine Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	67	4	—	4
Receive	0.71%	Tofflon Science & Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	58	2	—	2
Receive	0.65%	TongFu Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	111	(1)	—	(1)
Receive	0.73%	Tongkun Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	631	(87)	—	(87)
Receive	0.72%	Tongling Jingda Special Magnet Wire Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	191	(20)	—	(20)
Receive	0.65%	Tongling Nonferrous Metals Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.73%	Tongwei Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	667	21	—	21
Receive	0.65%	Tsingtao Brewery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	64	(2)	—	(2)
Receive	0.74%	Unigroup Guoxin Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	545	(22)	—	(22)
Receive	0.72%	Vatti Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	564	(34)	—	(34)
Receive	0.71%	Wangfujing Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	(1)	—	(1)
Receive	0.70%	Wangneng Environment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	133	22	—	22

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	Wanhua Chemical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$549	$(22)	$—	$(22)
Receive	0.70%	Wanxiang Qianchao Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	29	(5)	—	(5)
Receive	0.70%	Weifu High-Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	33	(2)	—	(2)
Receive	0.72%	Western Superconducting Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(1)	—	(1)
Receive	0.65%	Westone Information Industry, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	21	(1)	—	(1)
Receive	0.73%	Will Semiconductor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	224	(27)	—	(27)
Receive	0.72%	Winning Health Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.65%	Wolong Electric Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.65%	Wondershare Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	14	(15)	—	(15)
Receive	0.70%	Wuhan Raycus Fiber Laser Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.73%	Wuliangye Yibin Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,077	(87)	—	(87)
Receive	0.65%	WuXi AppTec Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	664	34	—	34
Receive	0.69%	Wuxi Boton Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	(2)	—	(2)
Receive	0.65%	Wuxi Lead Intelligent Equipment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	96	(1)	—	(1)
Receive	0.72%	Wuxi Shangji Automation Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	95	(1)	—	(1)
Receive	0.70%	Wuxi Xinje Electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	(1)	—	(1)
Receive	0.70%	XCMG Construction Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	—	—	—
Receive	0.65%	Xiamen C & D, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	233	(7)	—	(7)
Receive	0.72%	Xiamen Faratronic Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	145	12	—	12
Receive	0.65%	Xiamen ITG Group Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	256	(20)	—	(20)
Receive	0.65%	Xiamen Tungsten Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	262	(36)	—	(36)
Receive	0.70%	Xiamen Xiangyu Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	97	(6)	—	(6)
Receive	0.65%	Xinfengming Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	104	(5)	—	(5)
Receive	0.65%	Xinjiang Xintai Natural Gas Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	(1)	—	(1)
Receive	0.65%	Xinjiang Zhongtai Chemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	38	1	—	1
Receive	0.72%	Xinyangfeng Agricultural Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.72%	Xinyu Iron & Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$7	$(1)	$—	$(1)
Receive	0.65%	Yangling Metron New Material, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	15	(16)	—	(16)
Receive	0.72%	Yangzhou Yangjie Electronic Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	222	(6)	—	(6)
Receive	0.65%	Yantai Dongcheng Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	(20)	—	(20)
Receive	0.72%	Yantai Jereh Oilfield Services Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	2	—	2
Receive	0.65%	Yantai Tayho Advanced Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	399	(36)	—	(36)
Receive	0.72%	Yanzhou Coal Mining Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	18	8	—	8
Receive	0.65%	Yealink Network Technology Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.70%	YGSOFT, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	31	(1)	—	(1)
Receive	0.73%	Yifeng Pharmacy Chain Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	39	(2)	—	(2)
Receive	0.73%	Youngy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	48	(13)	—	(13)
Receive	0.72%	Yuan Longping High-tech Agriculture Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	35	1	—	1
Receive	0.72%	Yunda Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	3	—	3
Receive	0.72%	Yunnan Aluminium Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	236	(28)	—	(28)
Receive	0.69%	Yunnan Baiyao Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	48	—	—	—
Receive	0.71%	Yunnan Energy New Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	40	(2)	—	(2)
Receive	0.65%	Yunnan Tin Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	(3)	—	(3)
Receive	0.65%	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	48	4	—	4
Receive	0.72%	Zhejiang Cfmoto Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	2	—	2
Receive	0.72%	Zhejiang Chint Electrics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	1	—	1
Receive	0.72%	Zhejiang Dahua Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	194	3	—	3
Receive	0.69%	Zhejiang Dingli Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	31	6	—	6
Receive	0.73%	Zhejiang HangKe Technology, Inc. Co. A-shares	Morgan Stanley	1/31/22	At Maturity	27	(2)	—	(2)
Receive	0.69%	Zhejiang Jiecang Linear Motion Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	24	1	—	1
Receive	0.72%	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	328	(21)	—	(21)
Receive	0.72%	Zhejiang Juhua Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	10	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	1.13%	Zhejiang Orient Gene Biotech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$387	$(48)	$—	$(48)
Receive	0.65%	Zhejiang Sanhua Intelligent Controls Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	216	(11)	—	(11)
Receive	0.65%	Zhejiang Satellite Petrochemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	226	(15)	—	(15)
Receive	0.72%	Zhejiang Southeast Space Frame Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	(1)	—	(1)
Receive	0.65%	Zhejiang Wanliyang Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	(5)	—	(5)
Receive	1.14%	Zhejiang Wansheng Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	152	20	—	20
Receive	0.73%	Zhejiang Weixing New Building Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	36	(6)	—	(6)
Receive	0.71%	Zhejiang Yasha Decoration Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	—	—	—
Receive	0.73%	Zhejiang Yongtai Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	43	(6)	—	(6)
Receive	1.13%	Zhende Medical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.70%	Zhengzhou Coal Mining Machinery Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	66	(4)	—	(4)
Receive	0.65%	Zhongshan Public Utilities Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	22	(22)	—	(22)
Receive	0.70%	Zhuzhou Hongda Electronics Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	47	(2)	—	(2)
Receive	0.65%	Zhuzhou Kibing Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	518	(95)	—	(95)
Receive	0.65%	Zijin Mining Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	857	(62)	—	(62)
Receive	0.72%	ZTE Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	55	(2)	—	(2)
							$(2,905)	$—	$(2,905)
					Total swap agreements at value (assets)				$1,168
					Total swap agreements at value (liabilities)				(4,073)
					Total swap agreements at value				$(2,905)

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.08%
$35	Ally Auto Receivables Trust, Series 2019-2, Class - A4, Callable 11/15/22 @ 100.00	2.26		8/15/24	$36
20	Toyota Auto Receivables Owner Trust, Series 2020-D, Class - A3, Callable 2/15/24 @ 100.00	0.35		1/15/25	20
	Total Asset Backed Securities				56

	Collateralized Mortgage Obligations — 1.62%
20	Bank, Series 2019-BN21, Class - A5, Callable 9/15/29 @ 100.00	2.85		10/15/52	21
40	Bank, Series 2017-BNK8, Class - A3, Callable 10/15/27 @ 100.00	3.23		11/15/50	43
25	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47		11/15/54	27
20	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 3/15/30 @ 100.00	2.44		4/15/53	20
10	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91	(a)	9/15/43	10
10	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 1/15/29 @ 100.00	4.02		3/15/52	11
25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 11/10/24 @ 100.00	2.88		2/10/48	26
15	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	16
10	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10		12/15/72	11
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62		7/10/47	27
25	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/25 @ 100.00	3.18		2/10/48	27
20	Commercial Mortgage Trust, Series 2015-DC1, Class - A5, Callable 1/10/25 @ 100.00	3.35		2/10/48	21
25	Commercial Mortgage Trust, Series 2013-CR8, Class - A5, Callable 5/10/23 @ 100.00	3.61	(a)	6/10/46	26
25	Commercial Mortgage Trust, Series 2013-CR11, Class - B, Callable 9/10/23 @ 100.00	5.28	(a)	8/10/50	27
20	Fannie Mae-ACES, Series 2020-M14, Class - A2	1.78		5/25/30	20
23	Fannie Mae-ACES, Series 2015-M1, Class - A2	2.53		9/25/24	25
10	Fannie Mae-ACES, Series 2015-M8, Class - A2	2.90	(a)	1/25/25	11
23	Fannie Mae-ACES, Series 2016-M1, Class - A2	2.94	(a)	1/25/26	25
23	Fannie Mae-ACES, Series 2018-M1, Class - A2	3.08	(a)	12/25/27	25
23	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.17	(a)	6/25/27	25
20	Fannie Mae-ACES, Series 2019-M5, Class - A2	3.27		1/25/29	22
25	Fannie Mae-ACES, Series 2018-M10, Class - A2	3.48	(a)	7/25/28	28
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K112, Class - A2, Callable 5/25/30 @ 100.00	1.31		5/25/30	20
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2, Callable 5/25/35 @ 100.00	1.72		5/25/35	19
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2, Callable 1/25/31 @ 100.00	2.07		1/25/31	26
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91		7/25/49	32
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class - A2, Callable 7/25/23 @ 100.00	3.06	(a)	7/25/23	31
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class - A2, Callable 11/25/25 @ 100.00	3.15		11/25/25	27
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2, Callable 3/25/29 @ 100.00	3.51		3/25/29	57
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K082, Class - A2, Callable 9/25/28 @ 100.00	3.92	(a)	9/25/28	29
50	GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 2/10/28 @ 100.00	3.99	(a)	3/10/51	56
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5, Callable 10/15/24 @ 100.00	3.64		11/15/47	27
50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3, Callable 10/15/26 @ 100.00	3.14		12/15/49	54

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	Morgan Stanley BAML Trust, Series 2013-C9, Class - AS, Callable 4/15/23 @ 100.00	3.46	5/15/46	$26
25	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 11/15/24 @ 100.00	3.53	12/15/47	27
25	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 4/15/27 @ 100.00	3.60	5/15/50	27
20	Santander Drive Auto Receivables Trust, Series 2021-1, Class - D, Callable 8/15/23 @ 100.00	1.13	11/16/26	20
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 6/10/26 @ 100.00	3.06	10/10/48	26
20	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A3, Callable 7/15/24 @ 100.00	0.26	5/15/25	20
25	UBS Commercial Mortgage Trust, Series 2018-C12, Class - A5, Callable 7/15/28 @ 100.00	4.30	8/15/51	28
25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 9/15/28 @ 100.00	4.44	9/15/61	29
	Total Collateralized Mortgage Obligations			1,075

	U.S. Government Agency Mortgages — 20.69%
49	Fannie Mae, Pool #FM6579	1.50	3/1/51	47
24	Fannie Mae, Pool #CA7695	1.50	11/1/50	23
24	Fannie Mae, Pool #MA4236	1.50	1/1/51	23
24	Fannie Mae, Pool #MA4280	1.50	3/1/51	23
24	Fannie Mae, Pool #MA4302	1.50	4/1/36	24
49	Fannie Mae, Pool #MA4304	1.50	4/1/51	47
24	Fannie Mae, Pool #MA4342	1.50	4/1/41	24
49	Fannie Mae, Pool #CB0711	1.50	6/1/51	48
48	Fannie Mae, Pool #CB0310	1.50	4/1/36	49
49	Fannie Mae, Pool #MA4343	1.50	5/1/51	48
25	Fannie Mae, Pool #MA4417	1.50	9/1/36	25
21	Fannie Mae, Pool #BQ5781	1.50	11/1/35	21
24	Fannie Mae, Pool #CA7696	1.50	11/1/50	23
21	Fannie Mae, Pool #BQ3141	1.50	10/1/35	21
45	Fannie Mae, Pool #BP9370	2.00	7/1/50	45
25	Fannie Mae, Pool #MA4403	2.00	8/1/36	25
25	Fannie Mae, Pool #BR2176	2.00	7/1/36	25
47	Fannie Mae, Pool #CA8110	2.00	12/1/50	47
23	Fannie Mae, Pool #CA7833	2.00	11/1/50	24
48	Fannie Mae, Pool #MA4281	2.00	3/1/51	48
24	Fannie Mae, Pool #BQ9685	2.00	1/1/51	24
47	Fannie Mae, Pool #BQ8341	2.00	12/1/50	47
47	Fannie Mae, Pool #CA8252	2.00	12/1/45	47
47	Fannie Mae, Pool #MA4303	2.00	4/1/36	49
48	Fannie Mae, Pool #MA4305	2.00	4/1/51	49
48	Fannie Mae, Pool #CA8850	2.00	2/1/51	48
49	Fannie Mae, Pool #FM6852	2.00	5/1/51	49
17	Fannie Mae, Pool #AS2673	2.00	5/1/29	18
24	Fannie Mae, Pool #CA8687	2.00	1/1/51	24
48	Fannie Mae, Pool #BQ7777	2.00	3/1/36	49
40	Fannie Mae, Pool #MA4128	2.00	9/1/40	41
47	Fannie Mae, Pool #BQ3004	2.00	10/1/50	47
24	Fannie Mae, Pool #FM6559	2.00	3/1/51	24
23	Fannie Mae, Pool #CA8118	2.00	12/1/50	23
49	Fannie Mae, Pool #BR4435	2.00	4/1/51	49
25	Fannie Mae, Pool #BT0240	2.00	9/1/51	25
47	Fannie Mae, Pool #BQ5112	2.00	11/1/50	47
24	Fannie Mae, Pool #MA4360	2.00	6/1/36	25
22	Fannie Mae, Pool #MA4176	2.00	10/1/40	22
49	Fannie Mae, Pool #MA4325	2.00	5/1/51	49
46	Fannie Mae, Pool #FM4788	2.00	11/1/50	46
25	Fannie Mae, Pool #CB1787	2.00	10/1/51	25
49	Fannie Mae, Pool #FM6448	2.00	3/1/51	49
23	Fannie Mae, Pool #FM5044	2.00	12/1/50	23
24	Fannie Mae, Pool #CB0497	2.00	5/1/51	25
24	Fannie Mae, Pool #FM5308	2.00	12/1/50	24

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$49	Fannie Mae, Pool #FM6555	2.00	4/1/51	$49
49	Fannie Mae, Pool #CB0325	2.00	4/1/51	49
47	Fannie Mae, Pool #CA9183	2.00	2/1/36	48
23	Fannie Mae, Pool #CA7224	2.00	10/1/50	23
25	Fannie Mae, Pool #CB0684	2.00	6/1/51	25
23	Fannie Mae, Pool #MA4204	2.00	12/1/40	23
23	Fannie Mae, Pool #FM5453	2.00	1/1/41	23
23	Fannie Mae, Pool #CA7225	2.00	10/1/50	23
50	Fannie Mae, Pool #CB1620	2.00	9/1/51	50
47	Fannie Mae, Pool #MA4255	2.00	2/1/51	47
19	Fannie Mae, Pool #FM4039	2.00	10/1/35	20
37	Fannie Mae, Pool #FM3755	2.00	9/1/35	38
23	Fannie Mae, Pool #MA4182	2.00	11/1/50	23
47	Fannie Mae, Pool #MA4237	2.00	1/1/51	47
19	Fannie Mae, Pool #SB8061	2.00	9/1/35	19
10	Fannie Mae, Pool #AS4946	2.50	5/1/30	11
11	Fannie Mae, Pool #MA3902	2.50	12/1/49	12
10	Fannie Mae, Pool #MA3965	2.50	3/1/40	11
29	Fannie Mae, Pool #AP4742	2.50	8/1/27	30
9	Fannie Mae, Pool #MA3765	2.50	9/1/49	9
20	Fannie Mae, Pool #BC9041	2.50	11/1/31	21
44	Fannie Mae, Pool #FM4638	2.50	10/1/50	45
10	Fannie Mae, Pool #MA3827	2.50	11/1/34	10
23	Fannie Mae, Pool #CA8131	2.50	12/1/50	23
22	Fannie Mae, Pool #MA4256	2.50	2/1/51	23
24	Fannie Mae, Pool #CB0415	2.50	5/1/51	25
21	Fannie Mae, Pool #FM4309	2.50	9/1/50	22
21	Fannie Mae, Pool #MA4210	2.50	12/1/50	22
17	Fannie Mae, Pool #CA6075	2.50	6/1/50	18
19	Fannie Mae, Pool #MA2854	2.50	12/1/46	20
9	Fannie Mae, Pool #MA3246	2.50	1/1/33	10
15	Fannie Mae, Pool #BD8046	2.50	9/1/31	16
9	Fannie Mae, Pool #MA3154	2.50	10/1/32	9
20	Fannie Mae, Pool #FM4231	2.50	9/1/50	21
16	Fannie Mae, Pool #MA4075	2.50	7/1/35	17
17	Fannie Mae, Pool #MA4078	2.50	7/1/50	17
11	Fannie Mae, Pool #MA3990	2.50	4/1/50	11
51	Fannie Mae, Pool #CA8955	2.50	2/1/51	52
16	Fannie Mae, Pool #AB7391	2.50	12/1/42	17
25	Fannie Mae, Pool #MA4423	2.50	9/1/41	26
35	Fannie Mae, Pool #CA6074	2.50	6/1/50	36
23	Fannie Mae, Pool #BQ5110	2.50	11/1/50	23
49	Fannie Mae, Pool #BR7857	2.50	5/1/51	50
21	Fannie Mae, Pool #AU6677	2.50	9/1/28	22
7	Fannie Mae, Pool #MA2789	2.50	10/1/36	7
25	Fannie Mae, Pool #CB1556	2.50	9/1/51	26
17	Fannie Mae, Pool #MA4096	2.50	8/1/50	18
21	Fannie Mae, Pool #MA4183	2.50	11/1/50	21
20	Fannie Mae, Pool #MA4159	2.50	10/1/50	21
20	Fannie Mae, Pool #BP5878	2.50	6/1/50	20
16	Fannie Mae, Pool #BK2588	2.50	5/1/50	16
10	Fannie Mae, Pool #MA3833	2.50	11/1/49	10
19	Fannie Mae, Pool #FM3878	2.50	7/1/50	20
37	Fannie Mae, Pool #CA6304	2.50	7/1/50	38
19	Fannie Mae, Pool #BQ0329	2.50	7/1/50	19
15	Fannie Mae, Pool #MA1277	2.50	12/1/27	15
11	Fannie Mae, Pool #MA3930	2.50	2/1/35	11
16	Fannie Mae, Pool #AS8893	2.50	2/1/32	17
19	Fannie Mae, Pool #MA3834	3.00	11/1/49	20
14	Fannie Mae, Pool #MA4048	3.00	6/1/50	14
7	Fannie Mae, Pool #FM1585	3.00	9/1/49	7
9	Fannie Mae, Pool #MA3890	3.00	1/1/40	10
19	Fannie Mae, Pool #AY2961	3.00	5/1/45	20
10	Fannie Mae, Pool #AS8414	3.00	11/1/46	10
6	Fannie Mae, Pool #MA2416	3.00	10/1/35	7
18	Fannie Mae, Pool #BC9003	3.00	11/1/46	19
14	Fannie Mae, Pool #BP1932	3.00	4/1/50	14

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$10	Fannie Mae, Pool #BD5545	3.00	10/1/46	$10
35	Fannie Mae, Pool #AS8483	3.00	12/1/46	37
16	Fannie Mae, Pool #AS8276	3.00	11/1/46	16
9	Fannie Mae, Pool #MA2863	3.00	1/1/47	10
9	Fannie Mae, Pool #AS8739	3.00	2/1/37	9
13	Fannie Mae, Pool #AL9263	3.00	10/1/46	14
8	Fannie Mae, Pool #MA3127	3.00	9/1/37	8
39	Fannie Mae, Pool #AO0752	3.00	4/1/42	41
15	Fannie Mae, Pool #FM3395	3.00	6/1/50	16
15	Fannie Mae, Pool #MA3802	3.00	10/1/49	15
7	Fannie Mae, Pool #MA3774	3.00	9/1/49	7
18	Fannie Mae, Pool #BC4764	3.00	10/1/46	19
9	Fannie Mae, Pool #FM1370	3.00	4/1/46	10
20	Fannie Mae, Pool #BD2446	3.00	1/1/47	21
9	Fannie Mae, Pool #MA2897	3.00	2/1/37	10
8	Fannie Mae, Pool #MA3831	3.00	11/1/39	8
14	Fannie Mae, Pool #AB2047	3.00	1/1/26	15
12	Fannie Mae, Pool #B06219	3.00	12/1/49	12
14	Fannie Mae, Pool #BO7242	3.00	1/1/50	14
11	Fannie Mae, Pool #B08947	3.00	1/1/50	12
14	Fannie Mae, Pool #B09169	3.00	12/1/49	15
16	Fannie Mae, Pool #BP6466	3.00	7/1/50	17
13	Fannie Mae, Pool #CA5519	3.00	4/1/50	13
24	Fannie Mae, Pool #AK0006	3.00	1/1/27	26
14	Fannie Mae, Pool #CA5668	3.00	5/1/50	15
6	Fannie Mae, Pool #MA3744	3.00	8/1/49	6
12	Fannie Mae, Pool #MA1307	3.00	1/1/33	12
30	Fannie Mae, Pool #AB8897	3.00	4/1/43	31
6	Fannie Mae, Pool #AO7628	3.00	6/1/27	6
28	Fannie Mae, Pool #MA2246	3.00	4/1/30	29
13	Fannie Mae, Pool #FM4317	3.00	9/1/50	14
19	Fannie Mae, Pool #AL9865	3.00	2/1/47	20
9	Fannie Mae, Pool #AS8074	3.00	10/1/46	9
9	Fannie Mae, Pool #MA3905	3.00	1/1/50	10
22	Fannie Mae, Pool #MA3937	3.00	2/1/50	23
23	Fannie Mae, Pool #AQ7920	3.00	12/1/42	25
12	Fannie Mae, Pool #AL9996	3.00	4/1/32	13
9	Fannie Mae, Pool #890566	3.00	12/1/43	10
10	Fannie Mae, Pool #AZ2936	3.00	9/1/45	11
14	Fannie Mae, Pool #MA3738	3.00	8/1/34	14
16	Fannie Mae, Pool #AS5977	3.00	10/1/30	17
13	Fannie Mae, Pool #AU3353	3.00	8/1/43	14
30	Fannie Mae, Pool #AT0682	3.00	4/1/43	32
31	Fannie Mae, Pool #AS0302	3.00	8/1/43	33
15	Fannie Mae, Pool #AS7908	3.00	9/1/46	15
7	Fannie Mae, Pool #FM1299	3.00	7/1/49	7
14	Fannie Mae, Pool #MA3897	3.00	1/1/35	14
3	Fannie Mae, Pool #BH8817	3.00	10/1/47	3
37	Fannie Mae, Pool #AB7099	3.00	11/1/42	40
6	Fannie Mae, Pool #MA3691	3.00	7/1/49	6
7	Fannie Mae, Pool #MA2523	3.00	2/1/36	7
7	Fannie Mae, Pool #FM2132	3.00	1/1/50	8
18	Fannie Mae, Pool #QB1382	3.00	7/1/50	19
8	Fannie Mae, Pool #MA3377	3.00	5/1/48	9
20	Fannie Mae, Pool #MA3991	3.00	4/1/50	21
9	Fannie Mae, Pool #MA3871	3.00	12/1/49	9
9	Fannie Mae, Pool #BO3192	3.00	10/1/49	10
9	Fannie Mae, Pool #BO2201	3.00	9/1/49	10
8	Fannie Mae, Pool #BN7703	3.00	8/1/49	8
12	Fannie Mae, Pool #CA5423	3.00	3/1/50	13
8	Fannie Mae, Pool #MA3237	3.00	1/1/48	8
8	Fannie Mae, Pool #MA3339	3.00	4/1/33	8
14	Fannie Mae, Pool #MA4079	3.00	7/1/50	15
5	Fannie Mae, Pool #FM0020	3.50	7/1/49	6
7	Fannie Mae, Pool #BM4703	3.50	2/1/48	8
13	Fannie Mae, Pool #AJ1886	3.50	3/1/42	15
12	Fannie Mae, Pool #BP1947	3.50	4/1/50	13

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$7	Fannie Mae, Pool #MA3059	3.50	7/1/37	$7
17	Fannie Mae, Pool #ZS4618	3.50	6/1/45	18
7	Fannie Mae, Pool #ZA5052	3.50	11/1/47	7
7	Fannie Mae, Pool #MA2389	3.50	9/1/35	8
9	Fannie Mae, Pool #MA3520	3.50	10/1/48	10
4	Fannie Mae, Pool #MA3637	3.50	4/1/49	5
5	Fannie Mae, Pool #BM5485	3.50	2/1/49	5
7	Fannie Mae, Pool #ZM4908	3.50	11/1/47	8
13	Fannie Mae, Pool #BM1568	3.50	7/1/47	15
19	Fannie Mae, Pool #MA2125	3.50	12/1/44	21
6	Fannie Mae, Pool #SD8001	3.50	7/1/49	6
8	Fannie Mae, Pool #MA3906	3.50	1/1/50	9
6	Fannie Mae, Pool #MA3745	3.50	8/1/49	6
5	Fannie Mae, Pool #CA4026	3.50	5/1/49	5
36	Fannie Mae, Pool #AB6017	3.50	8/1/42	39
10	Fannie Mae, Pool #BC1158	3.50	2/1/46	10
8	Fannie Mae, Pool #BM2000	3.50	5/1/49	8
5	Fannie Mae, Pool #MA3692	3.50	7/1/49	5
10	Fannie Mae, Pool #AS7388	3.50	6/1/46	10
12	Fannie Mae, Pool #MA2706	3.50	8/1/46	13
4	Fannie Mae, Pool #MA3494	3.50	10/1/48	5
10	Fannie Mae, Pool #BA3123	3.50	2/1/46	10
14	Fannie Mae, Pool #BC2926	3.50	3/1/46	15
5	Fannie Mae, Pool #AS6394	3.50	12/1/45	6
5	Fannie Mae, Pool #AS4236	3.50	1/1/45	5
9	Fannie Mae, Pool #BK9038	3.50	10/1/33	10
7	Fannie Mae, Pool #BC0443	3.50	12/1/45	8
5	Fannie Mae, Pool #BA1893	3.50	8/1/45	5
8	Fannie Mae, Pool #MA3835	3.50	11/1/49	8
15	Fannie Mae, Pool #MA3243	3.50	1/1/38	16
10	Fannie Mae, Pool #FM1911	3.50	7/1/48	11
7	Fannie Mae, Pool #MA3148	3.50	10/1/47	7
10	Fannie Mae, Pool #AS6102	3.50	11/1/45	10
37	Fannie Mae, Pool #AQ0546	3.50	11/1/42	39
13	Fannie Mae, Pool #AB2052	3.50	1/1/26	13
11	Fannie Mae, Pool #AL1717	3.50	5/1/27	12
25	Fannie Mae, Pool #AS3133	3.50	8/1/44	27
4	Fannie Mae, Pool #MA3614	3.50	3/1/49	4
13	Fannie Mae, Pool #MA1980	3.50	8/1/44	14
4	Fannie Mae, Pool #MA3597	3.50	2/1/49	5
11	Fannie Mae, Pool #MA3026	3.50	6/1/47	12
12	Fannie Mae, Pool #AZ0862	3.50	7/1/45	13
5	Fannie Mae, Pool #AS5596	3.50	8/1/45	5
5	Fannie Mae, Pool #MA3663	3.50	5/1/49	6
6	Fannie Mae, Pool #MA3775	3.50	9/1/49	7
8	Fannie Mae, Pool #FM1566	3.50	11/1/48	8
6	Fannie Mae, Pool #MA2522	3.50	2/1/46	6
17	Fannie Mae, Pool #AS4771	3.50	4/1/45	19
8	Fannie Mae, Pool #MA3210	3.50	12/1/49	8
9	Fannie Mae, Pool #AS7491	3.50	7/1/46	10
8	Fannie Mae, Pool #BJ3716	3.50	12/1/47	9
67	Fannie Mae, Pool #AO2548	3.50	4/1/42	72
7	Fannie Mae, Pool #BD5046	3.50	2/1/47	7
7	Fannie Mae, Pool #MA3305	3.50	3/1/48	7
13	Fannie Mae, Pool #AS4772	3.50	4/1/45	14
7	Fannie Mae, Pool #MA3057	3.50	7/1/47	7
7	Fannie Mae, Pool #FM1001	3.50	11/1/48	8
17	Fannie Mae, Pool #AB5511	3.50	7/1/42	19
10	Fannie Mae, Pool #AS0024	3.50	7/1/43	10
13	Fannie Mae, Pool #MA3182	3.50	11/1/47	14
15	Fannie Mae, Pool #BJ4916	3.50	3/1/48	16
7	Fannie Mae, Pool #BD7165	4.00	4/1/47	7
5	Fannie Mae, Pool #BE8373	4.00	2/1/47	5
8	Fannie Mae, Pool #AS9831	4.00	6/1/47	9
6	Fannie Mae, Pool #CA0183	4.00	8/1/47	7
22	Fannie Mae, Pool #BK7943	4.00	11/1/48	23
6	Fannie Mae, Pool #MA3183	4.00	11/1/47	7

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$12	Fannie Mae, Pool #MA0534	4.00	10/1/30	$14
7	Fannie Mae, Pool #MA3277	4.00	2/1/48	7
7	Fannie Mae, Pool #AS7600	4.00	7/1/46	7
46	Fannie Mae, Pool #190405	4.00	10/1/40	51
15	Fannie Mae, Pool #AH6242	4.00	4/1/26	16
28	Fannie Mae, Pool #AJ5303	4.00	11/1/41	31
6	Fannie Mae, Pool #BD7060	4.00	3/1/47	6
4	Fannie Mae, Pool #MA3521	4.00	11/1/48	5
6	Fannie Mae, Pool #BN0334	4.00	12/1/48	6
8	Fannie Mae, Pool #BN6677	4.00	6/1/49	9
22	Fannie Mae, Pool #AO2959	4.00	5/1/42	25
12	Fannie Mae, Pool #MA3121	4.00	9/1/47	13
12	Fannie Mae, Pool #MA2995	4.00	5/1/47	12
5	Fannie Mae, Pool #CA2316	4.00	7/1/48	5
5	Fannie Mae, Pool #FM1571	4.00	12/1/48	6
5	Fannie Mae, Pool #AS8532	4.00	12/1/46	5
5	Fannie Mae, Pool #MA3563	4.00	1/1/49	6
6	Fannie Mae, Pool #FM1415	4.00	12/1/48	7
5	Fannie Mae, Pool #BK0920	4.00	7/1/48	5
5	Fannie Mae, Pool #BM4991	4.00	9/1/48	5
15	Fannie Mae, Pool #BM1066	4.00	2/1/47	16
5	Fannie Mae, Pool #MA3638	4.00	4/1/49	5
6	Fannie Mae, Pool #FM1960	4.00	5/1/49	7
4	Fannie Mae, Pool #MA3615	4.00	3/1/49	4
3	Fannie Mae, Pool #MA3592	4.00	2/1/49	4
17	Fannie Mae, Pool #AC7328	4.00	12/1/39	19
7	Fannie Mae, Pool #MA3746	4.00	8/1/49	7
11	Fannie Mae, Pool #BM2002	4.00	10/1/47	11
5	Fannie Mae, Pool #FM0021	4.00	3/1/49	6
3	Fannie Mae, Pool #AY9901	4.00	7/1/45	4
10	Fannie Mae, Pool #ZS4708	4.00	3/1/47	11
4	Fannie Mae, Pool #AV0606	4.00	11/1/43	5
10	Fannie Mae, Pool #AS9314	4.00	3/1/47	11
5	Fannie Mae, Pool #BK0909	4.00	7/1/48	5
9	Fannie Mae, Pool #AS7558	4.00	7/1/46	10
6	Fannie Mae, Pool #AZ7362	4.00	11/1/45	7
13	Fannie Mae, Pool #AS3467	4.00	10/1/44	14
10	Fannie Mae, Pool #MA3804	4.00	10/1/49	11
6	Fannie Mae, Pool #MA2415	4.00	10/1/45	6
16	Fannie Mae, Pool #AL8139	4.00	2/1/32	17
13	Fannie Mae, Pool #BM4306	4.00	9/1/25	14
8	Fannie Mae, Pool #AS3452	4.00	9/1/44	9
12	Fannie Mae, Pool #AU8849	4.00	11/1/43	13
15	Fannie Mae, Pool #AS8823	4.00	2/1/47	16
4	Fannie Mae, Pool #AZ1210	4.00	5/1/45	4
14	Fannie Mae, Pool #AX0841	4.00	9/1/44	15
14	Fannie Mae, Pool #AS3468	4.00	10/1/44	16
13	Fannie Mae, Pool #ZA4988	4.00	8/1/47	14
4	Fannie Mae, Pool #BH3310	4.50	5/1/47	4
33	Fannie Mae, Pool #AL1107	4.50	11/1/41	37
6	Fannie Mae, Pool #BK4850	4.50	5/1/48	7
2	Fannie Mae, Pool #930998	4.50	4/1/29	3
9	Fannie Mae, Pool #AL6567	4.50	10/1/44	11
4	Fannie Mae, Pool #BK6328	4.50	6/1/48	5
6	Fannie Mae, Pool #CA1711	4.50	5/1/48	7
3	Fannie Mae, Pool #BE6489	4.50	1/1/47	3
7	Fannie Mae, Pool #CA0623	4.50	10/1/47	8
18	Fannie Mae, Pool #MA3184	4.50	11/1/47	20
5	Fannie Mae, Pool #MA3537	4.50	12/1/48	5
4	Fannie Mae, Pool #BN4309	4.50	1/1/49	5
24	Fannie Mae, Pool #AE0954	4.50	2/1/41	27
31	Fannie Mae, Pool #AE0217	4.50	8/1/40	34
6	Fannie Mae, Pool #AU9017	4.50	9/1/43	6
13	Fannie Mae, Pool #MA3747	4.50	8/1/49	15
6	Fannie Mae, Pool #MA3639	4.50	4/1/49	7
8	Fannie Mae, Pool #BM3286	4.50	11/1/47	9
18	Fannie Mae, Pool #AS9394	4.50	4/1/47	20

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$7	Fannie Mae, Pool #AS2751	4.50		6/1/44	$8
6	Fannie Mae, Pool #725027	5.00		11/1/33	7
30	Fannie Mae, Pool #889117	5.00		10/1/35	34
4	Fannie Mae, Pool #890603	5.00		8/1/41	5
7	Fannie Mae, Pool #BM3904	5.00		5/1/48	8
14	Fannie Mae, Pool #725238	5.00		3/1/34	16
6	Fannie Mae, Pool #890221	5.50		12/1/33	6
12	Fannie Mae, Pool #959451	6.00		12/1/37	14
34	Fannie Mae, Pool #725228	6.00		3/1/34	39
18	Fannie Mae, Pool #AE0442	6.50		1/1/39	21
25	Fannie Mae, 15 YR TBA	1.50		11/25/36	25
100	Fannie Mae, 15 YR TBA	1.50		10/25/36	101
25	Fannie Mae, 15 YR TBA	2.00		11/25/36	26
75	Fannie Mae, 15 YR TBA	2.00		10/25/36	77
25	Fannie Mae, 15 YR TBA	2.50		10/25/36	26
25	Fannie Mae, 30 YR TBA	1.50		10/25/51	24
425	Fannie Mae, 30 YR TBA	2.00		10/25/51	427
125	Fannie Mae, 30 YR TBA	2.00		11/25/51	126
150	Fannie Mae, 30 YR TBA	2.50		11/25/51	155
325	Fannie Mae, 30 YR TBA	2.50		10/25/51	336
50	Fannie Mae, 30 YR TBA	3.00		10/25/51	52
10	Federal National Mortgage Association, Series 2020-M52, Class - A2	1.36	(a)	10/25/30	10
22	Federal National Mortgage Association, Pool #MA4205	1.50		12/1/35	22
24	Federal National Mortgage Association, Pool #CA8893	2.00		2/1/51	24
50	Freddie Mac, Pool #SD8154	1.50		6/1/51	48
22	Freddie Mac, Pool #SB8088	1.50		2/1/36	23
49	Freddie Mac, Pool #QC0962	1.50		4/1/51	47
24	Freddie Mac, Pool #RB5110	1.50		5/1/41	24
49	Freddie Mac, Pool #QC1075	2.00		4/1/51	49
23	Freddie Mac, Pool #RA3575	2.00		9/1/50	23
24	Freddie Mac, Pool #SB8107	2.00		5/1/36	25
23	Freddie Mac, Pool #SD8121	2.00		12/1/50	23
47	Freddie Mac, Pool #SD8128	2.00		2/1/51	47
43	Freddie Mac, Pool #SB8079	2.00		12/1/35	44
22	Freddie Mac, Pool #RA3205	2.00		8/1/50	22
47	Freddie Mac, Pool #QB7708	2.00		1/1/51	47
48	Freddie Mac, Pool #SD7537	2.00		3/1/51	48
24	Freddie Mac, Pool #SD8146	2.00		5/1/51	24
25	Freddie Mac, Pool #SB8115	2.00		8/1/36	25
25	Freddie Mac, Pool #RB5121	2.00		7/1/41	25
23	Freddie Mac, Pool #RB5095	2.00		12/1/40	23
22	Freddie Mac, Pool #RC1727	2.00		12/1/35	22
25	Freddie Mac, Pool #QC7473	2.00		9/1/51	25
25	Freddie Mac, Pool #RA6025	2.00		10/1/51	25
19	Freddie Mac, Pool #ZS7735	2.00		1/1/32	19
48	Freddie Mac, Pool #QB8064	2.00		1/1/51	48
25	Freddie Mac, Pool #QC3597	2.00		6/1/51	25
25	Freddie Mac, Pool #QC4423	2.00		7/1/51	25
49	Freddie Mac, Pool #RA4986	2.00		4/1/51	49
22	Freddie Mac, Pool #QB3716	2.00		9/1/50	22
48	Freddie Mac, Pool #QC0423	2.00		4/1/51	48
23	Freddie Mac, Pool #SD8113	2.00		12/1/50	23
49	Freddie Mac, Pool #QC3697	2.00		6/1/51	49
22	Freddie Mac, Pool #QB3926	2.00		10/1/50	22
50	Freddie Mac, Pool #QC6815	2.00		9/1/51	50
47	Freddie Mac, Pool #QB6893	2.00		12/1/50	47
48	Freddie Mac, Pool #QC1333	2.00		5/1/51	49
13	Freddie Mac, Pool #J25686	2.00		9/1/28	14
24	Freddie Mac, Pool #SD8147	2.50		5/1/51	25
24	Freddie Mac, Pool #SD0578	2.50		3/1/51	25
22	Freddie Mac, Pool #SD8129	2.50		2/1/51	23
21	Freddie Mac, Pool #QB3703	2.50		9/1/50	22
11	Freddie Mac, Pool #G18635	2.50		3/1/32	11
25	Freddie Mac, Pool #RA5802	2.50		9/1/51	26
9	Freddie Mac, Pool #G18687	2.50		5/1/33	9
22	Freddie Mac, Pool #RA4527	2.50		2/1/51	23
48	Freddie Mac, Pool #SD8141	2.50		4/1/51	49

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$10	Freddie Mac, Pool #ZS8692	2.50	4/1/33	$11
21	Freddie Mac, Pool #G18485	2.50	10/1/28	22
42	Freddie Mac, Pool #SD8114	2.50	12/1/50	44
11	Freddie Mac, Pool #QA5290	2.50	12/1/49	11
20	Freddie Mac, Pool #SD8099	2.50	10/1/50	20
21	Freddie Mac, Pool #G18470	2.50	6/1/28	22
13	Freddie Mac, Pool #SB8045	2.50	5/1/35	14
32	Freddie Mac, Pool #G18611	2.50	9/1/31	33
22	Freddie Mac, Pool #RA2645	2.50	6/1/50	22
25	Freddie Mac, Pool #SD8167	2.50	9/1/51	26
22	Freddie Mac, Pool #SD8122	2.50	1/1/51	22
11	Freddie Mac, Pool #SD8055	2.50	4/1/50	11
18	Freddie Mac, Pool #SD8083	2.50	8/1/50	18
18	Freddie Mac, Pool #RA2595	2.50	5/1/50	19
10	Freddie Mac, Pool #RB5043	2.50	4/1/40	10
20	Freddie Mac, Pool #QB3287	2.50	8/1/50	21
43	Freddie Mac, Pool #RA2643	2.50	6/1/50	45
10	Freddie Mac, Pool #G07445	2.50	7/1/43	10
9	Freddie Mac, Pool #ZK8425	2.50	12/1/31	10
20	Freddie Mac, Pool #ZS4687	2.50	11/1/46	21
19	Freddie Mac, Pool #RA2897	2.50	6/1/50	20
43	Freddie Mac, Pool #RA2634	2.50	5/1/50	44
24	Freddie Mac, Pool #QC2251	2.50	5/1/51	25
24	Freddie Mac, Pool #QC2031	2.50	5/1/51	25
15	Freddie Mac, Pool #RB5054	2.50	6/1/40	16
22	Freddie Mac, Pool #RA4070	2.50	11/1/50	23
48	Freddie Mac, Pool #SD0412	2.50	8/1/50	49
26	Freddie Mac, Pool #ZS8483	2.50	3/1/28	28
24	Freddie Mac, Pool #SD8151	2.50	6/1/51	25
25	Freddie Mac, Series K-1514, Class - A2, Callable 10/25/34 @ 100.00	2.86	10/25/34	27
9	Freddie Mac, Pool #ZM2721	3.00	2/1/47	9
23	Freddie Mac, Pool #G60989	3.00	12/1/46	24
17	Freddie Mac, Pool #G18663	3.00	10/1/32	18
10	Freddie Mac, Pool #SD8056	3.00	4/1/50	11
14	Freddie Mac, Pool #G15145	3.00	7/1/29	15
10	Freddie Mac, Pool #J36428	3.00	2/1/32	11
14	Freddie Mac, Pool #SD8074	3.00	7/1/50	15
7	Freddie Mac, Pool #QA1033	3.00	7/1/49	8
8	Freddie Mac, Pool #ZS4688	3.00	11/1/46	8
14	Freddie Mac, Pool #QA9049	3.00	4/1/50	15
8	Freddie Mac, Pool #G18601	3.00	5/1/31	8
15	Freddie Mac, Pool #ZS4658	3.00	4/1/46	16
8	Freddie Mac, Pool #G08803	3.00	3/1/48	8
22	Freddie Mac, Pool #ZS4606	3.00	3/1/45	23
13	Freddie Mac, Pool #QA8065	3.00	3/1/50	14
46	Freddie Mac, Pool #ZS4522	3.00	7/1/43	49
6	Freddie Mac, Pool #C91809	3.00	2/1/35	6
18	Freddie Mac, Pool #SD8030	3.00	11/1/49	19
4	Freddie Mac, Pool #J25193	3.00	8/1/23	4
19	Freddie Mac, Pool #ZS4706	3.00	3/1/47	20
5	Freddie Mac, Pool #G18518	3.00	7/1/29	5
6	Freddie Mac, Pool #G08635	3.00	4/1/45	7
10	Freddie Mac, Pool #J38057	3.00	12/1/32	10
9	Freddie Mac, Pool #ZM2169	3.00	11/1/46	9
17	Freddie Mac, Pool #G08737	3.00	12/1/46	18
20	Freddie Mac, Pool #ZA2304	3.00	6/1/33	22
8	Freddie Mac, Pool #C91927	3.00	5/1/37	8
13	Freddie Mac, Pool #SB8046	3.00	5/1/35	14
45	Freddie Mac, Pool #C09035	3.00	4/1/43	48
10	Freddie Mac, Pool #G61680	3.00	4/1/47	10
9	Freddie Mac, Pool #ZM2089	3.00	11/1/46	9
36	Freddie Mac, Pool #ZS4697	3.00	1/1/47	37
32	Freddie Mac, Pool #ZS4511	3.00	3/1/43	34
5	Freddie Mac, Pool #G08770	3.50	7/1/47	6
10	Freddie Mac, Pool #SD8011	3.50	9/1/49	11
18	Freddie Mac, Pool #C03759	3.50	2/1/42	20
41	Freddie Mac, Pool #ZS4487	3.50	6/1/42	45

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Freddie Mac, Pool #ZS4659	3.50	4/1/46	$6
10	Freddie Mac, Pool #Q53176	3.50	12/1/47	11
15	Freddie Mac, Pool #RA2469	3.50	4/1/50	15
13	Freddie Mac, Pool #RA1508	3.50	10/1/49	14
6	Freddie Mac, Pool #J14069	3.50	1/1/26	6
24	Freddie Mac, Pool #G08554	3.50	10/1/43	26
10	Freddie Mac, Pool #G08784	3.50	10/1/47	11
11	Freddie Mac, Pool #G08687	3.50	1/1/46	12
5	Freddie Mac, Pool #ZS4771	3.50	6/1/48	5
6	Freddie Mac, Pool #ZS4599	3.50	1/1/45	6
10	Freddie Mac, Pool #ZS4651	3.50	3/1/46	11
19	Freddie Mac, Pool #Q09896	3.50	8/1/42	21
7	Freddie Mac, Pool #G08620	3.50	12/1/44	8
14	Freddie Mac, Pool #SB8007	3.50	9/1/34	15
21	Freddie Mac, Pool #ZS4642	3.50	12/1/45	23
5	Freddie Mac, Pool #G08627	3.50	2/1/45	6
12	Freddie Mac, Pool #G61148	3.50	9/1/47	13
8	Freddie Mac, Pool #V83453	3.50	10/1/47	8
4	Freddie Mac, Pool #Q57871	3.50	8/1/48	4
7	Freddie Mac, Pool #J30284	3.50	11/1/29	8
6	Freddie Mac, Pool #ZS4713	3.50	4/1/47	6
23	Freddie Mac, Pool #G08636	3.50	4/1/45	25
11	Freddie Mac, Pool #G08761	3.50	5/1/47	11
6	Freddie Mac, Pool #ZA5128	3.50	12/1/47	7
18	Freddie Mac, Pool #C91456	3.50	6/1/32	19
11	Freddie Mac, Pool #G08698	3.50	3/1/46	12
8	Freddie Mac, Pool #Q43933	3.50	10/1/46	9
9	Freddie Mac, Pool #Q58680	4.00	9/1/48	9
22	Freddie Mac, Pool #ZL7781	4.00	2/1/44	25
7	Freddie Mac, Pool #G08801	4.00	2/1/48	8
12	Freddie Mac, Pool #ZS4631	4.00	9/1/45	13
20	Freddie Mac, Pool #G08637	4.00	4/1/45	22
15	Freddie Mac, Pool #G08606	4.00	9/1/44	17
13	Freddie Mac, Pool #G08567	4.00	1/1/44	15
10	Freddie Mac, Pool #G08563	4.00	1/1/44	11
5	Freddie Mac, Pool #ZT2106	4.00	3/1/49	6
5	Freddie Mac, Pool #ZT1840	4.00	9/1/48	5
20	Freddie Mac, Pool #G06506	4.00	12/1/40	21
9	Freddie Mac, Pool #SD0290	4.00	4/1/50	10
8	Freddie Mac, Pool #C91395	4.00	9/1/31	9
8	Freddie Mac, Pool #ZT1320	4.00	11/1/48	9
13	Freddie Mac, Pool #A96286	4.00	1/1/41	14
12	Freddie Mac, Pool #G08775	4.00	8/1/47	13
13	Freddie Mac, Pool #SD8070	4.00	6/1/50	14
7	Freddie Mac, Pool #G08771	4.00	7/1/47	8
5	Freddie Mac, Pool #ZA6946	4.00	5/1/49	6
6	Freddie Mac, Pool #G08781	4.50	9/1/47	7
7	Freddie Mac, Pool #C09059	4.50	3/1/44	8
8	Freddie Mac, Pool #A97186	4.50	3/1/41	9
7	Freddie Mac, Pool #Q58217	4.50	9/1/48	8
1	Freddie Mac, Pool #C90686	4.50	6/1/23	1
5	Freddie Mac, Pool #ZS4774	4.50	5/1/48	5
24	Freddie Mac, Pool #A97692	4.50	3/1/41	27
20	Freddie Mac, Pool #G01890	4.50	10/1/35	22
8	Freddie Mac, Pool #Q52321	4.50	11/1/47	9
7	Freddie Mac, Pool #G08838	5.00	9/1/48	8
13	Freddie Mac, Pool #G05904	5.00	9/1/39	15
12	Freddie Mac, Pool #G01962	5.00	12/1/35	14
12	Freddie Mac, Pool #G04817	5.00	9/1/38	14
12	Freddie Mac, Pool #ZT1779	5.00	3/1/49	13
20	Freddie Mac, Pool #G01665	5.50	3/1/34	24
14	Freddie Mac, Pool #G02794	6.00	5/1/37	16
2	Freddie Mac, Pool #C90989	6.00	9/1/26	2
7	Freddie Mac, Pool #G03616	6.00	12/1/37	8
45	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	46
24	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	24
44	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	45

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$25	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	$25
50	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	50
23	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	24
48	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	49
20	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	21
24	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	25
50	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	51
25	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	26
25	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	26
8	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	9
21	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	22
4	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	4
6	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	6
20	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	20
12	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	12
15	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	15
47	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	49
48	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	49
32	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	33
9	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	9
37	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	38
28	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	30
12	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	13
12	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	13
30	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	31
9	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	9
11	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	11
11	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	12
15	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	16
25	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	27
15	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	15
13	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	14
15	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	16
16	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	17
13	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	13
5	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	6
8	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	8
23	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	24
20	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	21
10	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	11
11	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	12
22	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	23
17	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	18
10	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	10
21	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	22
10	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	10
14	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	15
10	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	11
10	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	10
8	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	8
20	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	21
20	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	21
9	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	9
21	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	22
12	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	13
16	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	17
10	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	11
12	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	12
27	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	28
8	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	8
14	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	15
7	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	7
11	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	12
12	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	12
15	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	16
20	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	21
5	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	6

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$13	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	$14
14	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	15
7	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	7
10	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	11
8	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	9
11	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	11
6	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	6
12	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	12
12	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	13
32	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	35
6	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	6
12	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	13
11	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	12
13	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	14
12	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	12
7	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	8
14	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	14
7	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	7
8	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	9
12	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	13
13	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	14
23	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	25
16	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	18
10	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	10
13	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	14
17	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	18
8	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	8
12	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	12
8	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	9
17	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	18
6	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	6
8	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	9
11	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	12
7	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	7
8	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	9
8	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	8
9	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	10
11	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	11
4	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	4
21	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	23
13	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	14
12	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	13
9	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	10
9	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	10
5	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	6
7	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	8
8	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	8
11	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	11
9	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	10
10	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	10
5	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	6
11	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	12
5	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	5
5	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	6
8	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	9
5	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	5
5	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	5
11	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	12
5	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	5
6	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	6
11	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	12
5	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	6
6	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	7
13	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	13
15	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	17
5	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	6
5	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	5

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	$6
15	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	16
4	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	5
37	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	41
7	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	8
5	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	5
10	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	10
10	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	10
7	Government National Mortgage Association, Pool #738906	4.50	10/15/41	8
15	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	16
5	Government National Mortgage Association, Pool #BA2485	4.50	4/15/47	6
4	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	5
33	Government National Mortgage Association, Pool #4801	4.50	9/20/40	37
10	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	10
5	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	5
5	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	5
20	Government National Mortgage Association, Pool #721760	4.50	8/15/40	23
4	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	5
14	Government National Mortgage Association, Pool #697946	5.00	3/15/39	16
7	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	7
21	Government National Mortgage Association, Pool #4559	5.00	10/20/39	24
4	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	4
7	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	7
4	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	4
11	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	13
8	Government National Mortgage Association, Pool #510835	5.50	2/15/35	10
10	Government National Mortgage Association, Pool #4222	6.00	8/20/38	12
350	Government National Mortgage Association, 30 YR TBA	2.00	10/20/51	356
250	Government National Mortgage Association, 30 YR TBA	2.50	10/20/51	259
25	Government National Mortgage Association, 30 YR TBA	2.50	11/20/51	26
	Total U.S. Government Agency Mortgages			13,709

	U.S. Government Agency Securities — 1.08%
25	Fannie Mae	0.25	5/22/23	25
25	Fannie Mae	0.50	6/17/25	25
25	Fannie Mae	0.75	10/8/27	24
25	Fannie Mae, Callable 12/18/21 @ 100.00	0.88	12/18/26	25
25	Fannie Mae	1.63	1/7/25	26
30	Fannie Mae	2.13	4/24/26	32
10	Fannie Mae	5.63	7/15/37	15
20	Fannie Mae	6.63	11/15/30	29
25	Federal Farm Credit Bank	0.15	9/9/22	25
25	Federal Farm Credit Bank	0.25	2/26/24	25
50	Federal Farm Credit Bank	0.38	4/8/22	49
50	Federal Home Loan Bank	0.13	6/2/23	50
25	Federal Home Loan Bank	1.38	2/17/23	25
25	Federal Home Loan Bank	2.13	3/10/23	26
40	Federal Home Loan Bank	2.88	9/13/24	43
25	Freddie Mac	0.25	11/6/23	25
50	Freddie Mac	0.25	12/4/23	50
50	Freddie Mac	0.38	7/21/25	49
25	Freddie Mac	0.38	4/20/23	25
15	Freddie Mac	6.25	7/15/32	22
25	Freddie Mac	6.75	9/15/29	35
10	Freddie Mac	6.75	3/15/31	14
5	Tennessee Valley Authority	3.50	12/15/42	6
30	Tennessee Valley Authority	5.88	4/1/36	44
	Total U.S. Government Agency Securities			714

	Corporate Bonds — 36.64%
140	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	161
215	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	257
25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	30

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$225	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15		2/21/40	$230
270	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50		12/5/26	297
90	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	111
310	Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 12/1/39 @ 100.00	4.35		6/1/40	360
40	Anthem, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25		5/15/30	40
185	Anthem, Inc. (Health Care Providers & Services), Callable 12/1/27 @ 100.00	4.10		3/1/28	209
70	Anthem, Inc. (Health Care Providers & Services)	4.63		5/15/42	85
270	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	353
300	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35		3/1/29	344
55	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55		3/9/49	64
215	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	272
90	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	117
65	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	75
35	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	40
430	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)	(b)	12/20/28	465
60	Bank of America Corp., MTN (Banks), Callable 1/20/27 @ 100.00	3.82 (US0003M + 158 bps)	(b)	1/20/28	66
500	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)	(b)	2/7/30	560
165	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	200
45	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 1/6/30 @ 100.00	3.63		4/6/30	50
105	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	131
75	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80		11/15/26	96
317	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50		3/15/29	363
130	Bunge Limited Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75		5/14/31	131
170	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	183
80	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20		2/5/25	86
130	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30		10/30/24	139
220	Capital One Financial Corp. (Consumer Finance), Callable 3/31/25 @ 100.00	4.25		4/30/25	243
60	Caterpillar, Inc. (Machinery), Callable 1/9/30 @ 100.00	2.60		4/9/30	63
175	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05		3/30/29	205
30	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	42
595	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20		10/21/26	641
135	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)	(b)	3/31/31	156
25	Comcast Corp. (Media), Callable 5/1/49 @ 100.00	4.00		11/1/49	29
25	Comcast Corp. (Media)	4.65		7/15/42	31
245	Comcast Corp. (Media)	4.75		3/1/44	310
170	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50		2/1/39	247
20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	29
255	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15		8/1/29	272
230	CSX Corp. (Road & Rail)	6.22		4/30/40	332
184	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30		3/25/28	210
260	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78		3/25/38	317
188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60		7/15/41	234
110	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45		7/15/28	126

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$90	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00		11/15/29	$95
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60		12/15/24	241
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25		12/15/41	41
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20		8/15/45	30
55	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30		7/15/30	56
85	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10		9/15/27	92
5	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95		6/15/28	6
239	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	287
190	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88		8/20/35	187
140	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50		7/1/29	153
10	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40		7/1/49	12
200	General Electric Co. (Industrial Conglomerates), Callable 11/1/39 @ 100.00	4.25		5/1/40	234
355	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13		10/1/25	416
111	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	134
105	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50		8/1/26	114
140	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73		12/8/47	157
75	International Business Machines Corp. (IT Services)	4.00		6/20/42	87
105	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	147
25	JPMorgan Chase & Co. (Banks), Callable 10/15/29 @ 100.00	2.74 (SOFR + 151 bps)	(b)	10/15/30	26
30	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)	(b)	5/1/28	33
165	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116 bps)	(b)	5/6/30	182
515	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.00 (US0003M + 112 bps)	(b)	4/23/29	577
135	JPMorgan Chase & Co. (Banks)	8.00		4/29/27	179
195	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55		6/1/45	250
110	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63		12/12/26	121
175	Lincoln National Corp. (Insurance)	7.00		6/15/40	268
30	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/44 @ 100.00	3.80		3/1/45	35
70	Lockheed Martin Corp. (Aerospace & Defense)	4.07		12/15/42	84
90	LYB International Finance III LLC (Chemicals), Callable 2/1/30 @ 100.00	3.38		5/1/30	98
70	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	76
75	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50		12/15/27	83
135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25		7/2/24	146
145	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04		3/17/62	153
105	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63		5/15/30	114
180	Morgan Stanley (Capital Markets)	3.63		1/20/27	198
395	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)	(b)	1/23/30	456
185	National Retail Properties, Inc. (Equity Real Estate Investment Trusts), Callable 1/15/30 @ 100.00	2.50		4/15/30	187
130	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 1/25/27 @ 100.00	3.05		4/25/27	141
130	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25		6/1/30	130
90	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 4/1/25 @ 100.00	2.75		5/1/25	95
130	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03		10/15/47	153
125	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	167

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$145	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85		4/1/30	$155
220	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80		8/15/28	245
173	Oracle Corp. (Software)	5.38		7/15/40	218
120	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10		9/15/38	143
50	Pfizer, Inc. (Pharmaceuticals)	4.30		6/15/43	62
160	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	187
155	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70		5/15/29	173
255	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	351
70	Prudential Financial, Inc., MTN (Insurance), Callable 9/10/39 @ 100.00	3.00		3/10/40	72
110	Prudential Financial, Inc. (Insurance)	4.60		5/15/44	139
15	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	22
30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	33
70	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15		8/15/30	68
280	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00		5/22/30	297
155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	167
90	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20		9/15/28	103
70	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 9/1/31 @ 100.00	3.20		12/1/31	69
75	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13		8/15/26	84
30	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25		6/15/26	32
80	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40		5/30/47	95
125	Southwest Airlines Co. (Airlines), Callable 4/15/27 @ 100.00	5.13		6/15/27	146
49	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15		2/1/24	50
255	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	262
185	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	204
150	TCI Communications, Inc. (Media)	7.88		2/15/26	191
470	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)	(b)	6/5/28	517
215	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85		1/26/27	236
55	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50		12/6/48	71
145	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40		9/15/40	197
125	The Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	135
205	The Interpublic Group of Companies, Inc. (Media), Callable 12/30/29 @ 100.00	4.75		3/30/30	243
70	The Travelers Companies, Inc. (Insurance)	5.35		11/1/40	96
120	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	174
175	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75		9/15/44	226
115	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 12/25/29 @ 100.00	4.50		3/25/30	136
120	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38		4/1/30	133
95	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95		9/10/28	108
15	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25		3/15/49	19
50	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	61
45	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63		11/15/41	56
95	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	124
135	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	182
375	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	431
125	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.67		3/15/55	157
35	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.86		8/21/46	45
55	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	73
130	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80		9/15/47	147

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$80	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	$99
235	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)	(b)	10/30/30	244
495	Wells Fargo & Co. (Banks)	3.00		4/22/26	532
120	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)	(b)	5/22/28	131
70	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15		1/24/29	80
55	WestRock MWV LLC (Containers & Packaging)	8.20		1/15/30	77
265	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	300
165	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	238
	Total Corporate Bonds				24,279

	U.S. Treasury Obligations — 29.99%
18	U.S. Treasury Bond	1.13		8/15/40	15
65	U.S. Treasury Bond	1.13		5/15/40	56
105	U.S. Treasury Bond	1.25		5/15/50	86
145	U.S. Treasury Bond	1.38		8/15/50	122
50	U.S. Treasury Bond	1.38		11/15/40	45
140	U.S. Treasury Bond	1.63		11/15/50	126
10	U.S. Treasury Bond	1.75		8/15/41	10
40	U.S. Treasury Bond	1.88		2/15/41	39
86	U.S. Treasury Bond	1.88		2/15/51	82
106	U.S. Treasury Bond	2.00		2/15/50	104
60	U.S. Treasury Bond	2.00		8/15/51	59
30	U.S. Treasury Bond	2.25		5/15/41	31
101	U.S. Treasury Bond	2.25		8/15/49	105
117	U.S. Treasury Bond	2.25		8/15/46	121
60	U.S. Treasury Bond	2.38		5/15/51	64
96	U.S. Treasury Bond	2.38		11/15/49	102
120	U.S. Treasury Bond	2.50		2/15/46	130
125	U.S. Treasury Bond	2.50		5/15/46	135
60	U.S. Treasury Bond	2.50		2/15/45	65
20	U.S. Treasury Bond	2.75		11/15/42	22
80	U.S. Treasury Bond	2.75		11/15/47	91
55	U.S. Treasury Bond	2.75		8/15/47	62
110	U.S. Treasury Bond	2.88		8/15/45	127
115	U.S. Treasury Bond	2.88		11/15/46	133
94	U.S. Treasury Bond	2.88		5/15/49	110
100	U.S. Treasury Bond	2.88		5/15/43	115
50	U.S. Treasury Bond	3.00		5/15/45	59
90	U.S. Treasury Bond	3.00		2/15/49	108
100	U.S. Treasury Bond	3.00		11/15/44	117
55	U.S. Treasury Bond	3.00		5/15/47	65
50	U.S. Treasury Bond	3.00		2/15/48	59
75	U.S. Treasury Bond	3.00		2/15/47	89
95	U.S. Treasury Bond	3.00		8/15/48	113
50	U.S. Treasury Bond	3.00		11/15/45	59
22	U.S. Treasury Bond	3.13		2/15/42	26
115	U.S. Treasury Bond	3.13		8/15/44	138
15	U.S. Treasury Bond	3.13		11/15/41	18
80	U.S. Treasury Bond	3.13		5/15/48	97
90	U.S. Treasury Bond	3.13		2/15/43	107
30	U.S. Treasury Bond	3.38		11/15/48	38
75	U.S. Treasury Bond	3.38		5/15/44	93
8	U.S. Treasury Bond	3.50		2/15/39	10
75	U.S. Treasury Bond	3.63		8/15/43	96
100	U.S. Treasury Bond	3.63		2/15/44	129
75	U.S. Treasury Bond	3.75		11/15/43	98
33	U.S. Treasury Bond	3.75		8/15/41	43
10	U.S. Treasury Bond	3.88		8/15/40	13
25	U.S. Treasury Bond	4.38		2/15/38	34
15	U.S. Treasury Bond	4.38		5/15/40	21

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$25	U.S. Treasury Bond	4.38	11/15/39	$35
35	U.S. Treasury Bond	4.38	5/15/41	49
20	U.S. Treasury Bond	4.50	2/15/36	27
35	U.S. Treasury Bond	4.63	2/15/40	50
70	U.S. Treasury Bond	4.75	2/15/41	102
40	U.S. Treasury Bond	5.00	5/15/37	58
20	U.S. Treasury Bond	5.25	2/15/29	26
40	U.S. Treasury Bond	5.38	2/15/31	54
25	U.S. Treasury Bond	6.00	2/15/26	30
60	U.S. Treasury Bond	6.13	11/15/27	78
25	U.S. Treasury Bond	6.13	8/15/29	34
35	U.S. Treasury Bond	6.25	5/15/30	49
15	U.S. Treasury Bond	6.50	11/15/26	19
17	U.S. Treasury Bond	7.50	11/15/24	21
15	U.S. Treasury Bond	7.63	2/15/25	19
75	U.S. Treasury Note	0.13	2/15/24	75
135	U.S. Treasury Note	0.13	5/31/23	135
120	U.S. Treasury Note	0.13	10/31/22	120
85	U.S. Treasury Note	0.13	1/15/24	85
25	U.S. Treasury Note	0.13	4/30/23	25
50	U.S. Treasury Note	0.13	6/30/23	50
100	U.S. Treasury Note	0.13	3/31/23	100
100	U.S. Treasury Note	0.13	11/30/22	100
45	U.S. Treasury Note	0.13	10/15/23	45
98	U.S. Treasury Note	0.13	2/28/23	98
130	U.S. Treasury Note	0.13	1/31/23	130
120	U.S. Treasury Note	0.13	12/15/23	119
25	U.S. Treasury Note	0.13	12/31/22	25
20	U.S. Treasury Note	0.13	7/31/23	20
50	U.S. Treasury Note	0.13	8/31/23	50
100	U.S. Treasury Note	0.25	5/31/25	98
25	U.S. Treasury Note	0.25	9/30/25	24
125	U.S. Treasury Note	0.25	10/31/25	122
70	U.S. Treasury Note	0.25	9/30/23	70
115	U.S. Treasury Note	0.25	8/31/25	113
60	U.S. Treasury Note	0.25	7/31/25	59
120	U.S. Treasury Note	0.25	5/15/24	119
55	U.S. Treasury Note	0.25	11/15/23	55
120	U.S. Treasury Note	0.25	3/15/24	120
120	U.S. Treasury Note	0.25	6/15/24	119
60	U.S. Treasury Note	0.25	6/30/25	59
65	U.S. Treasury Note	0.38	9/15/24	65
60	U.S. Treasury Note	0.38	11/30/25	59
82	U.S. Treasury Note	0.38	1/31/26	80
25	U.S. Treasury Note	0.38	12/31/25	25
115	U.S. Treasury Note	0.38	7/15/24	115
85	U.S. Treasury Note	0.38	4/30/25	84
70	U.S. Treasury Note	0.38	8/15/24	70
115	U.S. Treasury Note	0.38	9/30/27	110
100	U.S. Treasury Note	0.38	7/31/27	96
120	U.S. Treasury Note	0.38	4/15/24	120
105	U.S. Treasury Note	0.50	8/31/27	101
35	U.S. Treasury Note	0.50	5/31/27	34
130	U.S. Treasury Note	0.50	2/28/26	128
95	U.S. Treasury Note	0.50	6/30/27	92
90	U.S. Treasury Note	0.50	3/15/23	90
120	U.S. Treasury Note	0.50	10/31/27	115
125	U.S. Treasury Note	0.63	11/30/27	121
15	U.S. Treasury Note	0.63	7/31/26	15
175	U.S. Treasury Note	0.63	8/15/30	163
120	U.S. Treasury Note	0.63	5/15/30	112
5	U.S. Treasury Note	0.63	3/31/27	5
130	U.S. Treasury Note	0.63	12/31/27	125
42	U.S. Treasury Note	0.75	8/31/26	42
30	U.S. Treasury Note	0.75	5/31/26	30
125	U.S. Treasury Note	0.75	4/30/26	124
135	U.S. Treasury Note	0.75	1/31/28	131

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$60	U.S. Treasury Note	0.88	6/30/26	$60
15	U.S. Treasury Note	0.88	9/30/26	15
185	U.S. Treasury Note	0.88	11/15/30	176
125	U.S. Treasury Note	1.00	7/31/28	123
45	U.S. Treasury Note	1.13	2/28/25	46
211	U.S. Treasury Note	1.13	2/15/31	204
70	U.S. Treasury Note	1.13	2/28/27	70
125	U.S. Treasury Note	1.13	8/31/28	124
130	U.S. Treasury Note	1.13	2/29/28	129
130	U.S. Treasury Note	1.25	4/30/28	130
130	U.S. Treasury Note	1.25	3/31/28	130
130	U.S. Treasury Note	1.25	5/31/28	130
125	U.S. Treasury Note	1.25	6/30/28	125
120	U.S. Treasury Note	1.25	9/30/28	119
45	U.S. Treasury Note	1.25	8/31/24	46
85	U.S. Treasury Note	1.25	8/15/31	83
75	U.S. Treasury Note	1.38	9/30/23	77
25	U.S. Treasury Note	1.38	8/31/23	26
60	U.S. Treasury Note	1.38	2/15/23	61
70	U.S. Treasury Note	1.38	6/30/23	71
95	U.S. Treasury Note	1.38	1/31/25	97
35	U.S. Treasury Note	1.38	10/15/22	35
90	U.S. Treasury Note	1.50	11/30/24	93
35	U.S. Treasury Note	1.50	1/31/27	36
105	U.S. Treasury Note	1.50	2/28/23	107
80	U.S. Treasury Note	1.50	1/15/23	81
50	U.S. Treasury Note	1.50	10/31/24	51
80	U.S. Treasury Note	1.50	9/30/24	82
25	U.S. Treasury Note	1.50	8/15/26	26
63	U.S. Treasury Note	1.50	2/15/30	63
130	U.S. Treasury Note	1.63	8/15/29	132
100	U.S. Treasury Note	1.63	10/31/23	103
102	U.S. Treasury Note	1.63	11/15/22	104
195	U.S. Treasury Note	1.63	5/15/31	197
80	U.S. Treasury Note	1.63	5/31/23	82
120	U.S. Treasury Note	1.63	2/15/26	124
50	U.S. Treasury Note	1.63	12/15/22	51
70	U.S. Treasury Note	1.63	9/30/26	72
60	U.S. Treasury Note	1.63	4/30/23	61
55	U.S. Treasury Note	1.75	1/31/23	56
114	U.S. Treasury Note	1.75	5/15/23	117
20	U.S. Treasury Note	1.75	12/31/26	21
120	U.S. Treasury Note	1.75	11/15/29	123
80	U.S. Treasury Note	1.75	7/31/24	83
75	U.S. Treasury Note	1.75	6/30/24	78
88	U.S. Treasury Note	1.75	12/31/24	91
25	U.S. Treasury Note	1.88	6/30/26	26
20	U.S. Treasury Note	1.88	8/31/24	21
70	U.S. Treasury Note	1.88	10/31/22	71
75	U.S. Treasury Note	1.88	7/31/26	78
75	U.S. Treasury Note	2.00	10/31/22	77
150	U.S. Treasury Note	2.00	11/30/22	153
95	U.S. Treasury Note	2.00	6/30/24	99
70	U.S. Treasury Note	2.00	4/30/24	73
170	U.S. Treasury Note	2.00	2/15/25	178
160	U.S. Treasury Note	2.00	11/15/26	168
125	U.S. Treasury Note	2.00	5/31/24	130
170	U.S. Treasury Note	2.13	3/31/24	177
65	U.S. Treasury Note	2.13	9/30/24	68
5	U.S. Treasury Note	2.13	2/29/24	5
55	U.S. Treasury Note	2.13	7/31/24	58
100	U.S. Treasury Note	2.13	5/31/26	105
110	U.S. Treasury Note	2.13	12/31/22	113
90	U.S. Treasury Note	2.13	11/30/23	94
85	U.S. Treasury Note	2.13	5/15/25	89
95	U.S. Treasury Note	2.25	11/15/25	100
160	U.S. Treasury Note	2.25	8/15/27	170

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$80	U.S. Treasury Note	2.25	3/31/26	$85
55	U.S. Treasury Note	2.25	10/31/24	58
80	U.S. Treasury Note	2.25	12/31/23	83
165	U.S. Treasury Note	2.25	2/15/27	175
80	U.S. Treasury Note	2.25	1/31/24	84
50	U.S. Treasury Note	2.25	4/30/24	52
55	U.S. Treasury Note	2.25	12/31/24	58
175	U.S. Treasury Note	2.25	11/15/27	186
150	U.S. Treasury Note	2.25	11/15/24	158
120	U.S. Treasury Note	2.38	5/15/29	129
80	U.S. Treasury Note	2.38	4/30/26	85
110	U.S. Treasury Note	2.38	1/31/23	113
175	U.S. Treasury Note	2.38	5/15/27	187
100	U.S. Treasury Note	2.38	8/15/24	105
100	U.S. Treasury Note	2.38	2/29/24	105
60	U.S. Treasury Note	2.50	2/28/26	64
50	U.S. Treasury Note	2.50	1/31/24	52
67	U.S. Treasury Note	2.50	8/15/23	70
60	U.S. Treasury Note	2.50	3/31/23	62
105	U.S. Treasury Note	2.50	5/15/24	111
165	U.S. Treasury Note	2.63	2/15/29	180
90	U.S. Treasury Note	2.63	12/31/25	97
105	U.S. Treasury Note	2.63	6/30/23	109
100	U.S. Treasury Note	2.63	12/31/23	105
60	U.S. Treasury Note	2.63	2/28/23	62
75	U.S. Treasury Note	2.63	3/31/25	80
85	U.S. Treasury Note	2.63	1/31/26	91
35	U.S. Treasury Note	2.75	5/31/23	36
45	U.S. Treasury Note	2.75	4/30/23	47
170	U.S. Treasury Note	2.75	11/15/23	179
90	U.S. Treasury Note	2.75	7/31/23	94
105	U.S. Treasury Note	2.75	2/15/28	115
85	U.S. Treasury Note	2.75	8/31/25	91
100	U.S. Treasury Note	2.75	2/15/24	106
90	U.S. Treasury Note	2.75	6/30/25	97
90	U.S. Treasury Note	2.75	2/28/25	96
105	U.S. Treasury Note	2.75	8/31/23	110
140	U.S. Treasury Note	2.88	5/15/28	154
90	U.S. Treasury Note	2.88	4/30/25	97
90	U.S. Treasury Note	2.88	11/30/25	98
50	U.S. Treasury Note	2.88	10/31/23	53
35	U.S. Treasury Note	2.88	11/30/23	37
75	U.S. Treasury Note	2.88	7/31/25	81
200	U.S. Treasury Note	2.88	8/15/28	222
105	U.S. Treasury Note	2.88	9/30/23	110
85	U.S. Treasury Note	3.00	10/31/25	93
85	U.S. Treasury Note	3.00	9/30/25	92
115	U.S. Treasury Note	3.13	11/15/28	129
	Total U.S. Treasury Obligations			19,872

	Yankee Dollars — 5.29%
200	America Movil SAB de CV (Wireless Telecommunication Services)	3.13	7/16/22	203
85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	116
155	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25	1/15/26	173
75	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00	9/30/43	99
185	BP Capital Markets PLC (Diversified Financial Services)	3.54	11/4/24	200
114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	174
170	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05	7/15/25	174
200	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85	6/1/27	220
160	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05	3/5/30	158
25	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/25 @ 100.00	3.70	2/1/26	27

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(c)	6/15/30	$155
90	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	126
60	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40		8/1/51	61
55	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00	3.70		7/15/27	60
105	Equinor ASA (Oil, Gas & Consumable Fuels), Callable 1/6/30 @ 100.00	3.13		4/6/30	114
105	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	138
140	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	162
145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	218
40	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	44
14	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	15
20	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	24
120	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	126
120	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	187
90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	106
50	Shell International Finance BV (Diversified Financial Services)	4.55		8/12/43	62
55	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	81
75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	108
40	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	54
35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	44
55	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	75
	Total Yankee Dollars				3,504

Shares
	Investment Companies — 7.72%
516,340	State Street Institutional Treasury Money Market Fund, Premier Class	0.01	(d)		516
4,601,736	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(d)		4,602
	Total Investment Companies				5,118

	Total Investments Before TBA Sale Commitments (cost $65,888) — 103.11%				68,327

Principal Amount (000)
	TBA Sale Commitments(e) — (0.16)%
$(50)	Government National Mortgage Association, 30 YR TBA	3.50		10/20/50	(53)
(50)	Government National Mortgage Association, 30 YR TBA	4.50		10/20/51	(53)
	Total TBA Sale Commitments				(106)
	Liabilities in excess of other assets — (2.95)%				(1,957)
	Net Assets — 100.00%				$66,264

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2021.
(b)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2021.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on September 30, 2021.
(d)	Annualized 7-day yield as of period-end.
(e)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

bps—Basis Points
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery
US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	-	0.08%	-	0.08%
Collateralized Mortgage Obligations	-	1.62%	-	1.62%
U.S. Government Agency Mortgages	-	20.69%	-	20.69%
U.S. Government Agency Securities	-	1.08%	-	1.08%
Corporate Bonds	36.64%	-	-	36.64%
U.S. Treasury Obligations	-	29.99%	-	29.99%
Yankee Dollars	5.29%	-	-	5.29%
Investment Companies	0.78%	3.30%	3.64%	7.72%
TBA Sale Commitments	-	-0.16%	-	-0.16%
Other Assets (Liabilities)	0.39%	-3.07%	-0.27%	-2.95%
Total Net Assets	43.10%	53.53%	3.37%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Shares	Security Description	Rate %		Maturity Date	Value (000)

	Common Stock — 0.00%
1,740,900	ACC Claims Holding LLC (Communications Equipment) ^(a)(b)				$–
	Total Common Stock				–

Principal Amount (000)
	Loan Participations and Assignments — 5.42%
$16,648	Centric Commercial Funding, LP(b)(c)	6.50 (US00001M with 1.00% floor + 550 bps)		10/9/22	16,609
	Total Loan Participations and Assignments				16,609

Shares
	Investment Companies — 93.25%
1,177,000	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	0.01	(d)		1,177
284,902,934	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(d)		284,903
	Total Investment Companies				286,080

	Total Investments (cost $302,729) — 98.67%				302,689
	Other assets in excess of liabilities — 1.33%				4,090
	Net Assets — 100.00%				$306,779

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2021.
^^	Purchased with cash collateral held from securities lending.
(a)	Escrow security due to bankruptcy.
(b)	Security was valued using significant unobservable inputs as of September 30, 2021.
(c)	The original loan commitment represents $24,000. The unfunded commitment represents $9,544 as of September 30, 2021 (amounts in thousands).
(d)	Annualized 7-day yield as of period-end.

bps—Basis Points

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The Corporate Opportunities Portfolio	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stock	0.00%	-	0.00%
Loan Participations and Assignments	-	5.42%	5.42%
Investment Companies	92.83%	0.42%	93.25%
Other Assets (Liabilities)	1.88%	-0.55%	1.33%
Total Net Assets	94.71%	5.29%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	1,438	12/31/21	$176,503	$(1,182)
E-Mini S&P 500 Future	532	12/17/21	114,320	(4,924)
			$290,823	$(6,106)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(6,106)
	Total Net Unrealized Appreciation/(Depreciation)			$(6,106)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 3.44%
$250	Fannie Mae	0.25	11/27/23	$250
200	Fannie Mae	0.25	7/10/23	200
100	Fannie Mae	0.25	5/22/23	100
200	Fannie Mae	0.38	8/25/25	197
150	Fannie Mae	0.50	6/17/25	149
150	Fannie Mae	0.63	4/22/25	150
50	Fannie Mae	0.75	10/8/27	49
200	Fannie Mae	0.88	8/5/30	189
100	Fannie Mae, Callable 12/18/21 @ 100.00	0.88	12/18/26	98
125	Fannie Mae	1.75	7/2/24	129
100	Fannie Mae	1.88	9/24/26	104
150	Fannie Mae	2.13	4/24/26	158
200	Fannie Mae	2.50	2/5/24	210
250	Fannie Mae	2.63	9/6/24	265
95	Fannie Mae	6.25	5/15/29	128
160	Fannie Mae	6.63	11/15/30	228
180	Fannie Mae	7.25	5/15/30	263
250	Federal Farm Credit Bank	0.13	11/23/22	250
250	Federal Farm Credit Bank	0.15	9/9/22	250
300	Federal Farm Credit Bank	0.25	2/26/24	299
200	Federal Farm Credit Bank	0.25	5/6/22	200
350	Federal Farm Credit Bank	0.38	4/8/22	351
75	Federal Farm Credit Bank, Callable 12/23/21 @ 100.00	1.24	12/23/30	72
50	Federal Home Loan Bank	0.13	10/21/22	50
100	Federal Home Loan Bank	0.13	8/28/23	100
200	Federal Home Loan Bank	0.13	6/2/23	200
100	Federal Home Loan Bank	0.13	8/12/22	100
500	Federal Home Loan Bank	1.38	2/17/23	507
50	Federal Home Loan Bank	2.13	3/10/23	51
150	Federal Home Loan Bank	2.88	9/13/24	160
300	Federal Home Loan Bank	3.38	9/8/23	318
65	Federal Home Loan Bank	5.50	7/15/36	95
50	Freddie Mac	0.13	10/16/23	50
300	Freddie Mac	0.25	8/24/23	300
250	Freddie Mac	0.25	11/6/23	250
100	Freddie Mac	0.25	12/4/23	100
200	Freddie Mac	0.38	5/5/23	200
150	Freddie Mac	0.38	4/20/23	150
250	Freddie Mac	0.38	9/23/25	246
150	Freddie Mac	0.38	7/21/25	148
100	Freddie Mac, Callable 10/27/21 @ 100.00	0.80	10/27/26	98
100	Freddie Mac	1.50	2/12/25	103
150	Freddie Mac	6.25	7/15/32	218
180	Freddie Mac	6.75	3/15/31	261
110	Tennessee Valley Authority	4.70	7/15/33	143
85	Tennessee Valley Authority	5.25	9/15/39	121
100	Tennessee Valley Authority	5.88	4/1/36	147
190	Tennessee Valley Authority	6.15	1/15/38	288
	Total U.S. Government Agency Securities			8,693

	U.S. Treasury Obligations — 96.15%
810	U.S. Treasury Bond	1.13	8/15/40	697
1,285	U.S. Treasury Bond	1.25	5/15/50	1,051
1,385	U.S. Treasury Bond	1.38	8/15/50	1,169
615	U.S. Treasury Bond	1.38	11/15/40	553
1,045	U.S. Treasury Bond	1.63	11/15/50	939
570	U.S. Treasury Bond	1.75	8/15/41	545
640	U.S. Treasury Bond	1.88	2/15/41	626
695	U.S. Treasury Bond	1.88	2/15/51	663
1,345	U.S. Treasury Bond	2.00	2/15/50	1,321
860	U.S. Treasury Bond	2.00	8/15/51	845
1,260	U.S. Treasury Bond	2.25	8/15/46	1,301
1,250	U.S. Treasury Bond	2.25	8/15/49	1,296
635	U.S. Treasury Bond	2.38	5/15/51	678
1,000	U.S. Treasury Bond	2.38	11/15/49	1,065

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,015	U.S. Treasury Bond	2.50	2/15/45	$1,096
800	U.S. Treasury Bond	2.50	5/15/46	866
1,135	U.S. Treasury Bond	2.50	2/15/46	1,228
1,110	U.S. Treasury Bond	2.75	8/15/47	1,260
320	U.S. Treasury Bond	2.75	11/15/47	364
955	U.S. Treasury Bond	2.88	11/15/46	1,106
780	U.S. Treasury Bond	2.88	8/15/45	899
1,116	U.S. Treasury Bond	2.88	5/15/43	1,281
1,500	U.S. Treasury Bond	2.88	5/15/49	1,755
1,795	U.S. Treasury Bond	3.00	2/15/49	2,146
670	U.S. Treasury Bond	3.00	11/15/45	790
1,075	U.S. Treasury Bond	3.00	5/15/47	1,276
1,010	U.S. Treasury Bond	3.00	5/15/45	1,188
1,015	U.S. Treasury Bond	3.00	11/15/44	1,191
705	U.S. Treasury Bond	3.00	2/15/47	836
1,360	U.S. Treasury Bond	3.00	8/15/48	1,621
1,620	U.S. Treasury Bond	3.00	2/15/48	1,927
1,505	U.S. Treasury Bond	3.13	5/15/48	1,832
827	U.S. Treasury Bond	3.13	2/15/43	985
1,230	U.S. Treasury Bond	3.13	8/15/44	1,472
1,130	U.S. Treasury Bond	3.38	5/15/44	1,404
900	U.S. Treasury Bond	3.38	11/15/48	1,147
40	U.S. Treasury Bond	3.50	2/15/39	50
970	U.S. Treasury Bond	3.63	8/15/43	1,245
1,030	U.S. Treasury Bond	3.63	2/15/44	1,325
645	U.S. Treasury Bond	3.75	11/15/43	844
225	U.S. Treasury Bond	3.88	8/15/40	295
550	U.S. Treasury Bond	4.25	11/15/40	756
30	U.S. Treasury Bond	4.25	5/15/39	41
163	U.S. Treasury Bond	4.38	5/15/40	227
855	U.S. Treasury Bond	4.38	11/15/39	1,184
530	U.S. Treasury Bond	4.38	2/15/38	725
551	U.S. Treasury Bond	4.38	5/15/41	772
150	U.S. Treasury Bond	4.50	8/15/39	211
255	U.S. Treasury Bond	4.50	5/15/38	354
400	U.S. Treasury Bond	4.50	2/15/36	546
673	U.S. Treasury Bond	4.63	2/15/40	962
70	U.S. Treasury Bond	4.75	2/15/37	99
575	U.S. Treasury Bond	4.75	2/15/41	840
235	U.S. Treasury Bond	5.00	5/15/37	340
282	U.S. Treasury Bond	5.25	11/15/28	358
425	U.S. Treasury Bond	5.25	2/15/29	542
99	U.S. Treasury Bond	5.38	2/15/31	133
85	U.S. Treasury Bond	6.00	2/15/26	104
265	U.S. Treasury Bond	6.13	11/15/27	343
280	U.S. Treasury Bond	6.13	8/15/29	380
320	U.S. Treasury Bond	6.25	5/15/30	446
100	U.S. Treasury Bond	6.38	8/15/27	130
218	U.S. Treasury Bond	6.50	11/15/26	278
200	U.S. Treasury Bond	6.75	8/15/26	255
300	U.S. Treasury Bond	6.88	8/15/25	370
115	U.S. Treasury Bond	7.13	2/15/23	126
295	U.S. Treasury Bond	7.63	2/15/25	364
930	U.S. Treasury Note	0.13	12/31/22	930
800	U.S. Treasury Note	0.13	1/15/24	796
200	U.S. Treasury Note	0.13	2/28/23	200
1,525	U.S. Treasury Note	0.13	10/31/22	1,525
1,490	U.S. Treasury Note	0.13	3/31/23	1,489
200	U.S. Treasury Note	0.13	2/15/24	199
1,045	U.S. Treasury Note	0.13	12/15/23	1,040
685	U.S. Treasury Note	0.13	10/15/23	683
745	U.S. Treasury Note	0.13	8/15/23	743
950	U.S. Treasury Note	0.13	11/30/22	950
500	U.S. Treasury Note	0.13	6/30/23	499
1,430	U.S. Treasury Note	0.13	4/30/23	1,428
500	U.S. Treasury Note	0.13	8/31/23	499
120	U.S. Treasury Note	0.13	1/31/23	120

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$700	U.S. Treasury Note	0.13	7/15/23	$699
1,505	U.S. Treasury Note	0.13	9/15/23	1,501
1,055	U.S. Treasury Note	0.25	3/15/24	1,051
1,770	U.S. Treasury Note	0.25	8/31/25	1,734
1,680	U.S. Treasury Note	0.25	10/31/25	1,642
700	U.S. Treasury Note	0.25	6/15/23	700
1,370	U.S. Treasury Note	0.25	5/15/24	1,363
1,415	U.S. Treasury Note	0.25	6/15/24	1,407
1,090	U.S. Treasury Note	0.25	5/31/25	1,072
290	U.S. Treasury Note	0.25	7/31/25	284
620	U.S. Treasury Note	0.25	6/30/25	609
1,990	U.S. Treasury Note	0.25	9/30/25	1,948
1,380	U.S. Treasury Note	0.38	4/15/24	1,379
1,395	U.S. Treasury Note	0.38	9/15/24	1,389
1,545	U.S. Treasury Note	0.38	12/31/25	1,514
800	U.S. Treasury Note	0.38	8/15/24	797
1,845	U.S. Treasury Note	0.38	9/30/27	1,761
1,400	U.S. Treasury Note	0.38	1/31/26	1,370
235	U.S. Treasury Note	0.38	4/30/25	232
1,410	U.S. Treasury Note	0.38	7/15/24	1,406
1,510	U.S. Treasury Note	0.50	3/31/25	1,502
1,595	U.S. Treasury Note	0.50	8/31/27	1,535
500	U.S. Treasury Note	0.50	3/15/23	502
180	U.S. Treasury Note	0.50	4/30/27	174
175	U.S. Treasury Note	0.50	2/28/26	172
1,635	U.S. Treasury Note	0.63	7/31/26	1,609
2,055	U.S. Treasury Note	0.63	12/31/27	1,983
285	U.S. Treasury Note	0.63	3/31/27	278
1,840	U.S. Treasury Note	0.63	11/30/27	1,777
2,275	U.S. Treasury Note	0.63	5/15/30	2,124
1,895	U.S. Treasury Note	0.63	8/15/30	1,764
1,845	U.S. Treasury Note	0.75	8/31/26	1,825
1,190	U.S. Treasury Note	0.75	4/30/26	1,181
1,320	U.S. Treasury Note	0.75	3/31/26	1,311
1,400	U.S. Treasury Note	0.75	1/31/28	1,360
2,115	U.S. Treasury Note	0.75	5/31/26	2,097
1,830	U.S. Treasury Note	0.88	11/15/30	1,737
795	U.S. Treasury Note	0.88	6/30/26	792
215	U.S. Treasury Note	1.00	7/31/28	211
2,965	U.S. Treasury Note	1.13	2/15/31	2,871
1,100	U.S. Treasury Note	1.13	2/28/27	1,104
965	U.S. Treasury Note	1.13	2/28/25	981
35	U.S. Treasury Note	1.13	2/29/28	35
1,550	U.S. Treasury Note	1.13	8/31/28	1,532
1,540	U.S. Treasury Note	1.25	3/31/28	1,540
1,625	U.S. Treasury Note	1.25	6/30/28	1,621
1,240	U.S. Treasury Note	1.25	8/15/31	1,210
1,520	U.S. Treasury Note	1.25	4/30/28	1,520
660	U.S. Treasury Note	1.25	5/31/28	659
400	U.S. Treasury Note	1.25	7/31/23	407
670	U.S. Treasury Note	1.25	8/31/24	685
450	U.S. Treasury Note	1.38	8/31/26	459
1,205	U.S. Treasury Note	1.38	1/31/25	1,236
560	U.S. Treasury Note	1.38	10/15/22	567
1,000	U.S. Treasury Note	1.38	2/15/23	1,017
1,090	U.S. Treasury Note	1.50	11/30/24	1,122
1,485	U.S. Treasury Note	1.50	9/30/24	1,529
1,620	U.S. Treasury Note	1.50	10/31/24	1,668
465	U.S. Treasury Note	1.50	3/31/23	474
600	U.S. Treasury Note	1.50	8/15/26	615
1,915	U.S. Treasury Note	1.50	2/15/30	1,928
905	U.S. Treasury Note	1.50	1/31/27	926
225	U.S. Treasury Note	1.50	1/15/23	229
810	U.S. Treasury Note	1.63	4/30/23	828
1,000	U.S. Treasury Note	1.63	10/31/26	1,031
600	U.S. Treasury Note	1.63	9/30/26	619
815	U.S. Treasury Note	1.63	5/31/23	834

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$655	U.S. Treasury Note	1.63	12/15/22	$667
1,400	U.S. Treasury Note	1.63	2/15/26	1,445
200	U.S. Treasury Note	1.63	10/31/23	205
945	U.S. Treasury Note	1.63	11/30/26	974
2,435	U.S. Treasury Note	1.63	5/15/31	2,464
1,545	U.S. Treasury Note	1.63	8/15/29	1,574
1,252	U.S. Treasury Note	1.63	11/15/22	1,273
745	U.S. Treasury Note	1.75	7/31/24	772
1,160	U.S. Treasury Note	1.75	12/31/24	1,204
1,603	U.S. Treasury Note	1.75	5/15/23	1,643
790	U.S. Treasury Note	1.75	11/15/29	812
1,100	U.S. Treasury Note	1.75	12/31/26	1,141
700	U.S. Treasury Note	1.75	1/31/23	715
175	U.S. Treasury Note	1.75	6/30/24	181
735	U.S. Treasury Note	1.88	9/30/22	748
990	U.S. Treasury Note	1.88	8/31/24	1,029
600	U.S. Treasury Note	1.88	10/31/22	611
390	U.S. Treasury Note	1.88	7/31/26	407
475	U.S. Treasury Note	1.88	6/30/26	496
900	U.S. Treasury Note	2.00	10/31/22	918
1,825	U.S. Treasury Note	2.00	8/15/25	1,911
1,750	U.S. Treasury Note	2.00	11/30/22	1,788
1,421	U.S. Treasury Note	2.00	2/15/25	1,486
1,538	U.S. Treasury Note	2.00	2/15/23	1,577
1,710	U.S. Treasury Note	2.00	5/31/24	1,780
1,360	U.S. Treasury Note	2.00	4/30/24	1,415
1,885	U.S. Treasury Note	2.00	11/15/26	1,978
385	U.S. Treasury Note	2.13	5/15/25	405
1,315	U.S. Treasury Note	2.13	9/30/24	1,378
590	U.S. Treasury Note	2.13	7/31/24	617
950	U.S. Treasury Note	2.13	3/31/24	991
1,145	U.S. Treasury Note	2.13	2/29/24	1,193
1,535	U.S. Treasury Note	2.13	12/31/22	1,573
445	U.S. Treasury Note	2.13	11/30/24	467
557	U.S. Treasury Note	2.13	11/30/23	579
700	U.S. Treasury Note	2.25	4/30/24	733
1,785	U.S. Treasury Note	2.25	2/15/27	1,896
950	U.S. Treasury Note	2.25	12/31/23	991
810	U.S. Treasury Note	2.25	1/31/24	846
1,955	U.S. Treasury Note	2.25	11/15/24	2,058
1,775	U.S. Treasury Note	2.25	11/15/27	1,888
1,675	U.S. Treasury Note	2.25	11/15/25	1,772
790	U.S. Treasury Note	2.25	10/31/24	831
795	U.S. Treasury Note	2.25	12/31/24	837
1,770	U.S. Treasury Note	2.25	8/15/27	1,882
1,250	U.S. Treasury Note	2.38	1/31/23	1,287
340	U.S. Treasury Note	2.38	4/30/26	362
1,860	U.S. Treasury Note	2.38	5/15/29	1,997
1,810	U.S. Treasury Note	2.38	5/15/27	1,936
1,675	U.S. Treasury Note	2.38	8/15/24	1,765
1,125	U.S. Treasury Note	2.38	2/29/24	1,179
850	U.S. Treasury Note	2.50	2/28/26	910
1,300	U.S. Treasury Note	2.50	1/31/24	1,365
1,370	U.S. Treasury Note	2.50	8/15/23	1,427
1,020	U.S. Treasury Note	2.50	1/31/25	1,084
990	U.S. Treasury Note	2.50	3/31/23	1,024
1,065	U.S. Treasury Note	2.50	5/15/24	1,123
500	U.S. Treasury Note	2.63	6/30/23	521
955	U.S. Treasury Note	2.63	3/31/25	1,020
1,250	U.S. Treasury Note	2.63	12/31/23	1,314
1,205	U.S. Treasury Note	2.63	12/31/25	1,294
1,995	U.S. Treasury Note	2.63	2/15/29	2,176
985	U.S. Treasury Note	2.63	2/28/23	1,019
1,055	U.S. Treasury Note	2.63	1/31/26	1,134
2,120	U.S. Treasury Note	2.75	2/15/28	2,320
745	U.S. Treasury Note	2.75	8/31/23	780
1,050	U.S. Treasury Note	2.75	7/31/23	1,098

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,897	U.S. Treasury Note	2.75	11/15/23	$1,995
980	U.S. Treasury Note	2.75	4/30/23	1,019
1,620	U.S. Treasury Note	2.75	2/15/24	1,711
1,010	U.S. Treasury Note	2.75	8/31/25	1,087
585	U.S. Treasury Note	2.75	5/31/23	610
1,230	U.S. Treasury Note	2.88	8/15/28	1,359
500	U.S. Treasury Note	2.88	9/30/23	526
505	U.S. Treasury Note	2.88	5/31/25	545
2,245	U.S. Treasury Note	2.88	5/15/28	2,476
1,105	U.S. Treasury Note	2.88	10/31/23	1,164
1,000	U.S. Treasury Note	2.88	7/31/25	1,080
800	U.S. Treasury Note	2.88	11/30/25	867
750	U.S. Treasury Note	2.88	11/30/23	791
880	U.S. Treasury Note	3.00	10/31/25	958
995	U.S. Treasury Note	3.00	9/30/25	1,082
1,380	U.S. Treasury Note	3.13	11/15/28	1,551
400	U.S. Treasury Note	5.50	8/15/28	511
	Total U.S. Treasury Obligations			242,822

	Yankee Dollar — 0.05%
115	AID-Israel (Sovereign Bond)	5.50	9/18/23	127
	Total Yankee Dollar			127

	Total Investments (cost $241,225) — 99.64%			251,642
	Other assets in excess of liabilities — 0.36%			915
	Net Assets — 100.00%			$252,557

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	3.44%	-	3.44%
U.S. Treasury Obligations	96.15%	-	96.15%
Yankee Dollar	0.05%	-	0.05%
Other Assets (Liabilities)	0.36%	0.00%	0.36%
Total Net Assets	100.00%	0.00%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations — 99.68%
$194	U.S. Treasury Inflation Index Bond	0.13		2/15/51	$213
205	U.S. Treasury Inflation Index Bond	0.25		2/15/50	231
173	U.S. Treasury Inflation Index Bond	0.63		2/15/43	206
230	U.S. Treasury Inflation Index Bond	0.75		2/15/42	279
310	U.S. Treasury Inflation Index Bond	0.75		2/15/45	381
198	U.S. Treasury Inflation Index Bond	0.88		2/15/47	253
146	U.S. Treasury Inflation Index Bond	1.00		2/15/48	194
164	U.S. Treasury Inflation Index Bond	1.00		2/15/46	213
137	U.S. Treasury Inflation Index Bond	1.00		2/15/49	183
283	U.S. Treasury Inflation Index Bond	1.38		2/15/44	389
199	U.S. Treasury Inflation Index Bond	1.75		1/15/28	240
260	U.S. Treasury Inflation Index Bond	2.00		1/15/26	303
161	U.S. Treasury Inflation Index Bond	2.13		2/15/41	242
109	U.S. Treasury Inflation Index Bond	2.13		2/15/40	162
135	U.S. Treasury Inflation Index Bond	2.38		1/15/27	165
358	U.S. Treasury Inflation Index Bond	2.38		1/15/25	411
187	U.S. Treasury Inflation Index Bond	2.50		1/15/29	239
80	U.S. Treasury Inflation Index Bond	3.38		4/15/32	117
206	U.S. Treasury Inflation Index Bond	3.63		4/15/28	275
244	U.S. Treasury Inflation Index Bond	3.88		4/15/29	340
529	U.S. Treasury Inflation Index Note	0.13		7/15/30	584
645	U.S. Treasury Inflation Index Note	0.13		1/15/23	666
379	U.S. Treasury Inflation Index Note	0.13		7/15/31	417
398	U.S. Treasury Inflation Index Note	0.13		4/15/25	427
480	U.S. Treasury Inflation Index Note	0.13		1/15/30	527
484	U.S. Treasury Inflation Index Note	0.13		10/15/25	524
485	U.S. Treasury Inflation Index Note	0.13		10/15/24	519
474	U.S. Treasury Inflation Index Note	0.13		7/15/24	506
495	U.S. Treasury Inflation Index Note	0.13		1/15/31	543
425	U.S. Treasury Inflation Index Note	0.13		4/15/26	460
464	U.S. Treasury Inflation Index Note	0.13		7/15/26	506
434	U.S. Treasury Inflation Index Note	0.25		7/15/29	483
537	U.S. Treasury Inflation Index Note	0.25		1/15/25	577
624	U.S. Treasury Inflation Index Note	0.38		7/15/23	657
356	U.S. Treasury Inflation Index Note	0.38		1/15/27	393
396	U.S. Treasury Inflation Index Note	0.38		7/15/27	441
562	U.S. Treasury Inflation Index Note	0.38		7/15/25	613
338	U.S. Treasury Inflation Index Note	0.50		4/15/24	361
481	U.S. Treasury Inflation Index Note	0.50		1/15/28	539
521	U.S. Treasury Inflation Index Note	0.63		1/15/24	555
517	U.S. Treasury Inflation Index Note	0.63		4/15/23	540
485	U.S. Treasury Inflation Index Note	0.63		1/15/26	535
418	U.S. Treasury Inflation Index Note	0.75		7/15/28	478
359	U.S. Treasury Inflation Index Note	0.88		1/15/29	415
	Total U.S. Treasury Obligations				17,302

Shares
	Investment Company — 0.68%
118,361	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)		118
	Total Investment Company				118

	Total Investments (cost $17,596) — 100.36%				17,420
	Liabilities in excess of other assets — (0.36)%				(63)
	Net Assets — 100.00%				$17,357

(a)	Annualized 7-day yield as of period-end.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The Inflation Protected Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	99.68%	-	99.68%
Investment Company	0.45%	0.23%	0.68%
Other Assets (Liabilities)	-0.36%	0.00%	-0.36%
Total Net Assets	99.77%	0.23%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds — 75.27%
$930	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25		11/14/28	$1,067
1,954	AbbVie, Inc. (Biotechnology)	4.40		11/6/42	2,335
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70		12/1/47	592
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15		8/15/44	183
1,935	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15		2/21/40	1,980
2,330	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50		12/5/26	2,563
550	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	681
2,920	Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 12/1/39 @ 100.00	4.35		6/1/40	3,389
1,980	Anthem, Inc. (Health Care Providers & Services), Callable 12/1/27 @ 100.00	4.10		3/1/28	2,240
790	Anthem, Inc. (Health Care Providers & Services)	4.63		5/15/42	964
2,295	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	3,001
2,250	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35		3/1/29	2,580
740	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55		3/9/49	859
2,046	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	2,590
585	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	761
255	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	294
405	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	464
4,501	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)	(a)	12/20/28	4,872
735	Bank of America Corp., MTN (Banks), Callable 1/20/27 @ 100.00	3.82 (US0003M + 158 bps)	(a)	1/20/28	809
4,500	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)	(a)	2/7/30	5,037
1,665	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	2,019
580	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 1/6/30 @ 100.00	3.63		4/6/30	644
850	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	1,064
823	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80		11/15/26	1,049
2,705	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50		3/15/29	3,101
880	Bunge Limited Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75		5/14/31	889
1,885	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	2,026
500	Capital One Bank USA NA (Banks), Callable 1/28/25 @ 100.00	2.28 (SOFR + 91 bps)	(a)	1/28/26	518
900	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20		2/5/25	962
2,022	Capital One Financial Corp. (Consumer Finance), Callable 3/31/25 @ 100.00	4.25		4/30/25	2,235
310	Caterpillar, Inc. (Machinery), Callable 1/9/30 @ 100.00	2.60		4/9/30	326
1,515	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05		3/30/29	1,774
310	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	434
5,835	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20		10/21/26	6,291
1,310	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)	(a)	3/31/31	1,510
295	Comcast Corp. (Media)	4.65		7/15/42	367
2,185	Comcast Corp. (Media)	4.75		3/1/44	2,764
1,845	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50		2/1/39	2,678
175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	254
2,195	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15		8/1/29	2,345
2,050	CSX Corp. (Road & Rail)	6.22		4/30/40	2,962
1,047	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30		3/25/28	1,195
2,415	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78		3/25/38	2,940
1,565	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60		7/15/41	1,946
315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85		12/15/25	364
1,625	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45		7/15/28	1,862
930	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00		11/15/29	978

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60		12/15/24	$1,958
685	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30		7/15/30	697
569	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10		9/15/27	617
800	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95		6/15/28	918
2,052	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	2,468
2,107	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88		8/20/35	2,080
1,275	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50		7/1/29	1,389
225	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40		7/1/49	269
1,725	General Electric Co. (Industrial Conglomerates), Callable 11/1/39 @ 100.00	4.25		5/1/40	2,016
3,495	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13		10/1/25	4,099
1,155	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	1,392
895	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50		8/1/26	969
1,212	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73		12/8/47	1,362
560	International Business Machines Corp. (IT Services)	4.00		6/20/42	647
795	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	1,117
225	JPMorgan Chase & Co. (Banks), Callable 10/15/29 @ 100.00	2.74 (SOFR + 151 bps)	(a)	10/15/30	233
310	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)	(a)	5/1/28	338
1,658	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116 bps)	(a)	5/6/30	1,830
5,705	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.00 (US0003M + 112 bps)	(a)	4/23/29	6,387
208	JPMorgan Chase & Co. (Banks)	8.00		4/29/27	276
1,665	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55		6/1/45	2,135
190	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63		12/12/26	209
1,365	Lincoln National Corp. (Insurance)	7.00		6/15/40	2,090
40	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/44 @ 100.00	3.80		3/1/45	46
655	Lockheed Martin Corp. (Aerospace & Defense)	4.07		12/15/42	783
655	LYB International Finance III LLC (Chemicals), Callable 2/1/30 @ 100.00	3.38		5/1/30	711
789	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	859
1,165	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50		12/15/27	1,282
1,225	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04		3/17/62	1,294
960	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63		5/15/30	1,046
1,020	Morgan Stanley (Capital Markets)	3.63		1/20/27	1,124
3,730	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)	(a)	1/23/30	4,304
1,580	National Retail Properties, Inc. (Equity Real Estate Investment Trusts), Callable 1/15/30 @ 100.00	2.50		4/15/30	1,595
1,000	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25		6/1/30	1,004
1,035	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 4/1/25 @ 100.00	2.75		5/1/25	1,089
1,075	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03		10/15/47	1,261
1,056	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	1,413
2,420	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80		8/15/28	2,693
1,535	Oracle Corp. (Software)	5.38		7/15/40	1,937
1,080	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10		9/15/38	1,289
400	Pfizer, Inc. (Pharmaceuticals)	4.30		6/15/43	492
1,435	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	1,681
1,420	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70		5/15/29	1,585
2,534	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	3,485
495	Prudential Financial, Inc. (Insurance)	4.60		5/15/44	626
152	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	228
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	296

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$610	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15		8/15/30	$596
2,501	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00		5/22/30	2,655
1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00 ^	3.50		3/15/27	1,342
864	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20		9/15/28	985
930	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 9/1/31 @ 100.00	3.20		12/1/31	913
650	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13		8/15/26	728
330	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25		6/15/26	354
920	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40		5/30/47	1,087
1,095	Southwest Airlines Co. (Airlines), Callable 4/15/27 @ 100.00	5.13		6/15/27	1,280
306	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15		2/1/24	315
3,371	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	3,464
1,625	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	1,788
1,850	TCI Communications, Inc. (Media)	7.88		2/15/26	2,356
3,685	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)	(a)	6/5/28	4,055
2,234	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85		1/26/27	2,455
130	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50		12/6/48	167
1,210	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40		9/15/40	1,645
1,065	The Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	1,149
1,277	The Interpublic Group of Companies, Inc. (Media), Callable 12/30/29 @ 100.00	4.75		3/30/30	1,513
430	The Travelers Companies, Inc. (Insurance)	5.35		11/1/40	592
296	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	429
1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75		9/15/44	1,914
556	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 12/25/29 @ 100.00	4.50		3/25/30	658
560	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38		4/1/30	620
140	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25		3/15/49	175
674	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	829
810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63		11/15/41	1,015
375	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	490
1,190	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	1,602
2,625	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	3,018
1,185	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.67		3/15/55	1,485
310	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.86		8/21/46	395
522	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	696
625	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80		9/15/47	708
820	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	1,015
2,525	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)	(a)	10/30/30	2,623
3,679	Wells Fargo & Co. (Banks)	3.00		4/22/26	3,956
775	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)	(a)	5/22/28	848
680	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15		1/24/29	772
340	WestRock MWV LLC (Containers & Packaging)	8.20		1/15/30	475
3,045	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	3,452
1,146	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	1,651
	Total Corporate Bonds				208,642

	Yankee Dollars — 11.50%
2,591	America Movil SAB de CV (Wireless Telecommunication Services)	3.13		7/16/22	2,636
850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	1,163

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,422	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	$1,588
645	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	855
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,907
880	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05		7/15/25	901
2,504	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	2,736
1,285	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05		3/5/30	1,265
400	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/25 @ 100.00	3.70		2/1/26	435
1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(b)	6/15/30	1,636
1,010	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	1,417
480	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40		8/1/51	487
506	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00	3.70		7/15/27	556
1,210	Equinor ASA (Oil, Gas & Consumable Fuels), Callable 1/6/30 @ 100.00	3.13		4/6/30	1,314
825	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	1,088
1,430	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	1,650
1,655	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	2,481
525	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	572
180	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	217
1,012	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	1,066
1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,778
893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	1,050
645	Shell International Finance BV (Diversified Financial Services)	4.55		8/12/43	803
850	Telefonica Emisiones SA (Diversified Telecommunication Services)	4.67		3/6/38	989
350	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	475
586	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	801
	Total Yankee Dollars				31,866

	Loan Participations and Assignments — 3.99%
11,099	Centric Commercial Funding, LP(c)(d)	6.50 (US00001M with 1.00% floor + 550 bps)		10/9/22	11,064
	Total Loan Participations and Assignments				11,064

Shares
	Investment Companies — 8.62%
5,613	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	0.01(e)			6
2,353,225	State Street Institutional Treasury Money Market Fund, Premier Class	0.01(e)			2,353
21,521,036	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(e)			21,521
	Total Investment Companies				23,880

	Total Investments (cost $263,146) — 99.38%				275,452
	Other assets in excess of liabilities — 0.62%				1,714
	Net Assets — 100.00%				$277,166

^	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021, was $5 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(a)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2021.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on September 30, 2021.
(c)	The original loan commitment represents $16,000. The unfunded commitment represents $4,901 as of September 30, 2021 (amounts in thousands).
(d)	Security was valued using significant unobservable inputs as of September 30, 2021.
(e)	Annualized 7-day yield as of period-end.

bps—Basis Points
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
US0003M—3 Month US Dollar LIBOR

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	75.27%	-	75.27%
Yankee Dollars	11.50%	-	11.50%
Loan Participations and Assignments	-	3.99%	3.99%
Investment Companies	0.86%	7.76%	8.62%
Other Assets (Liabilities)	-3.20%	3.82%	0.62%
Total Net Assets	84.43%	15.57%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.63%
$50	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class - A3, Callable 2/18/24 @ 100.00	0.37		8/18/25	$50
100	CarMax Auto Owner Trust, Series 2020-1 A3, Class - A3, Callable 10/15/23 @ 100.00	1.89		12/16/24	101
125	Chase Issuance Trust, Series 2020-A1, Class - A1	1.53		1/15/25	127
90	Ford Credit Floorplan Master Owner Trust, Series 2019-A1, Class - A1	2.23		9/15/24	92
100	Honda Auto Receivables Owner Trust, Series 2021-1, Class - A4, Callable 1/21/24 @ 100.00	0.42		1/21/28	100
500	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class - A3, Callable 10/15/23 @ 100.00	0.55		2/18/25	502
132	Toyota Auto Receivables Owner Trust, Series 2020-D, Class - A3, Callable 2/15/24 @ 100.00	0.35		1/15/25	132
100	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A4, Callable 7/15/24 @ 100.00	0.39		6/15/26	99
200	World Omni Auto Receivables Trust, Series 2020-B, Class - A4, Callable 10/15/23 @ 100.00	0.82		1/15/26	201
	Total Asset Backed Securities				1,404

	Collateralized Mortgage Obligations — 6.98%
150	Bank, Series 2020-BNK26, Class - A4, Callable 2/15/30 @ 100.00	2.40		3/15/63	154
100	Bank, Series 2019-BN21, Class - A5, Callable 9/15/29 @ 100.00	2.85		10/15/52	106
100	Bank, Series 2019-BNK19, Class - A3, Callable 7/15/29 @ 100.00	3.18		8/15/61	108
250	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47		11/15/54	270
300	Bank, Series 2018-BN10, Class - A5, Callable 1/15/28 @ 100.00	3.69		2/15/61	333
100	Bank, Series 2019-BN17, Class - A4	3.71		4/15/52	112
100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - ASB, Callable 6/15/26 @ 100.00	3.37		2/15/50	106
60	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 3/15/30 @ 100.00	2.44		4/15/53	61
100	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91	(a)	9/15/43	104
250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 1/15/29 @ 100.00	4.02		3/15/52	285
200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 8/10/28 @ 100.00	4.26		10/10/51	230
225	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 11/10/24 @ 100.00	2.88		2/10/48	235
100	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	105
150	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10		12/15/72	162
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A5, Callable 12/10/24 @ 100.00	3.14		2/10/48	194
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable 1/10/26 @ 100.00	3.31		4/10/49	108
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable 1/10/26 @ 100.00	3.62		2/10/49	109
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62		7/10/47	244
183	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/25 @ 100.00	3.18		2/10/48	195
80	Commercial Mortgage Trust, Series 2015-DC1, Class - A5, Callable 1/10/25 @ 100.00	3.35		2/10/48	86
256	Commercial Mortgage Trust, Series 2013-CR8, Class - A5, Callable 5/10/23 @ 100.00	3.61	(a)	6/10/46	267
100	Commercial Mortgage Trust, Series 2014-UBS4, Class - AM, Callable 7/10/24 @ 100.00	3.97		8/10/47	106
100	Commercial Mortgage Trust, Series 2013-CR11, Class - B, Callable 9/10/23 @ 100.00	5.28	(a)	8/10/50	107
176	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB, Callable 7/15/25 @ 100.00	3.31		11/15/49	186
500	CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class - A2, Callable 3/15/23 @ 100.00	3.82		4/15/51	514
200	Fannie Mae-ACES, Series 2020-M8, Class - A2	1.82		2/25/30	204
68	Fannie Mae-ACES, Series 2016-M6, Class - A1	2.14		5/25/26	69

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$4	Fannie Mae-ACES, Series 2013-M14, Class - APT	2.63	(a)	4/25/23	$4
2	Fannie Mae-ACES, Series 2017-M8, Class - A1	2.65		5/25/27	2
254	Fannie Mae-ACES, Series 2015-M3, Class - A2	2.72		10/25/24	267
200	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96	(a)	2/25/27	215
100	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98		8/25/29	109
198	Fannie Mae-ACES, Series 2014-M9, Class - A2	3.10	(a)	7/25/24	209
276	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.17	(a)	6/25/27	300
200	Fannie Mae-ACES, Series 2017 M15, Class - ATS2	3.20	(a)	11/25/27	213
250	Fannie Mae-ACES, Series 2018-M14, Class - A2	3.70	(a)	8/25/28	283
200	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.75	(a)	11/25/28	227
300	Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class - A2, Callable 8/25/30 @ 100.00	1.41		8/25/30	295
400	Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class - A2, Callable 8/25/28 @ 100.00	3.90	(a)	8/25/28	462
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2, Callable 5/25/35 @ 100.00	1.72		5/25/35	287
98	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class - A1, Callable 10/25/29 @ 100.00	1.78		5/25/29	101
190	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2, Callable 1/25/31 @ 100.00	2.07		1/25/31	197
48	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K099, Class - A1, Callable 6/25/29 @ 100.00	2.26		6/25/29	50
79	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class - A1, Callable 6/25/26 @ 100.00	2.34		7/25/26	82
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class - A2, Callable 1/25/23 @ 100.00	2.64		1/25/23	187
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class - A2, Callable 3/25/26 @ 100.00	2.67		3/25/26	374
156	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91		7/25/49	164
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class - A2, Callable 12/25/24 @ 100.00	3.06		12/25/24	390
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K092, Class - A2, Callable 4/25/29 @ 100.00	3.30		4/25/29	112
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A2, Callable 5/25/23 @ 100.00	3.31	(a)	5/25/23	190
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class - A2, Callable 2/25/23 @ 100.00	3.32	(a)	2/25/23	189
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class - A2, Callable 5/25/25 @ 100.00	3.33	(a)	5/25/25	108
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2, Callable 3/25/29 @ 100.00	3.51		3/25/29	284
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K087, Class - A2, Callable 12/25/28 @ 100.00	3.77		12/25/28	287
500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class - A2, Callable 5/25/28 @ 100.00	3.85		5/25/28	574
230	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3, Callable 2/10/26 @ 100.00	2.79		5/10/49	240
200	GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @ 100.00	3.00		9/1/52	214
100	GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 12/13/29 @ 100.00	3.17	(a)	2/13/53	106
250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 2/10/27 @ 100.00	3.67		3/10/50	276
100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5	4.16	(a)	7/10/51	114
274	GS Mortgage Securities Trust, Series 2013-GC14, Class - A5, Callable 7/10/23 @ 100.00	4.24		8/10/46	290
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5, Callable 10/15/24 @ 100.00	3.64		11/15/47	147
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class - A4, Callable 8/15/24 @ 100.00	3.80		9/15/47	196
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class - A5, Callable 9/15/23 @ 100.00	4.13		11/15/45	194
71	Morgan Stanley BAML Trust, Series 2015-C21, Class - ASB, Callable 11/15/24 @ 100.00	3.15		3/15/48	74
183	Morgan Stanley BAML Trust, Series 2015-C20, Class - A4, Callable 12/15/24 @ 100.00	3.25		2/15/48	194

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$200	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 11/15/24 @ 100.00	3.53	12/15/47	$214
200	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 4/15/27 @ 100.00	3.60	5/15/50	219
100	Morgan Stanley BAML Trust, Series 2014-C17, Class - A5, Callable 7/15/24 @ 100.00	3.74	8/15/47	107
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 3/15/27 @ 100.00	3.26	6/15/50	214
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class - A4, Callable 1/15/26 @ 100.00	3.59	3/15/49	198
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 6/10/26 @ 100.00	3.06	10/10/48	106
50	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A3, Callable 7/15/24 @ 100.00	0.26	5/15/25	50
122	Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable 10/15/29 @ 100.00	3.04	10/15/52	131
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4, Callable 4/15/26 @ 100.00	3.10	6/15/49	529
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4, Callable 7/15/25 @ 100.00	3.66	9/15/58	198
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable 12/15/25 @ 100.00	3.81	12/15/48	136
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class - A5, Callable 5/15/24 @ 100.00	3.82	8/15/50	180
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C, Callable 2/15/25 @ 100.00	4.07	2/15/48	148
100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 9/15/28 @ 100.00	4.44	9/15/61	116
	Total Collateralized Mortgage Obligations			15,513

	U.S. Government Agency Mortgages — 83.53%
95	Fannie Mae, Pool #MA4286	1.50	2/1/41	95
469	Fannie Mae, Pool #CB0711	1.50	6/1/51	456
434	Fannie Mae, Pool #CB0310	1.50	4/1/36	439
438	Fannie Mae, Pool #FM6579	1.50	3/1/51	425
196	Fannie Mae, Pool #MA4386	1.50	7/1/41	193
448	Fannie Mae, Pool #MA4417	1.50	9/1/36	452
212	Fannie Mae, Pool #MA4266	1.50	1/1/41	212
405	Fannie Mae, Pool #BQ3141	1.50	10/1/35	410
459	Fannie Mae, Pool #MA4280	1.50	3/1/51	446
449	Fannie Mae, Pool #CA7696	1.50	11/1/50	437
256	Fannie Mae, Pool #MA4302	1.50	4/1/36	259
497	Fannie Mae, Pool #MA4397	1.50	8/1/51	483
449	Fannie Mae, Pool #CA7695	1.50	11/1/50	436
438	Fannie Mae, Pool #MA4304	1.50	4/1/51	425
49	Fannie Mae, Pool #MA4342	1.50	4/1/41	48
493	Fannie Mae, Pool #MA4354	1.50	6/1/51	479
442	Fannie Mae, Pool #MA4343	1.50	5/1/51	430
335	Fannie Mae, Pool #BQ5781	1.50	11/1/35	339
453	Fannie Mae, Pool #MA4236	1.50	1/1/51	440
169	Fannie Mae, Pool #MA4310	1.50	4/1/41	166
419	Fannie Mae, Pool #BQ3004	2.00	10/1/50	420
159	Fannie Mae, Pool #FM5453	2.00	1/1/41	162
280	Fannie Mae, Pool #FM5044	2.00	12/1/50	281
410	Fannie Mae, Pool #CA7225	2.00	10/1/50	412
437	Fannie Mae, Pool #FM6555	2.00	4/1/51	438
494	Fannie Mae, Pool #MA4378	2.00	7/1/51	495
439	Fannie Mae, Pool #FM6448	2.00	3/1/51	443
409	Fannie Mae, Pool #FM3755	2.00	9/1/35	421
441	Fannie Mae, Pool #FM6852	2.00	5/1/51	445
396	Fannie Mae, Pool #BP9370	2.00	7/1/50	398
449	Fannie Mae, Pool #FM5308	2.00	12/1/50	451
430	Fannie Mae, Pool #BQ7777	2.00	3/1/36	443
423	Fannie Mae, Pool #BQ8341	2.00	12/1/50	425
432	Fannie Mae, Pool #BQ9685	2.00	1/1/51	433

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$484	Fannie Mae, Pool #MA4128	2.00	9/1/40	$492
269	Fannie Mae, Pool #MA4325	2.00	5/1/51	270
268	Fannie Mae, Pool #BR4435	2.00	4/1/51	269
167	Fannie Mae, Pool #MA4287	2.00	3/1/41	170
385	Fannie Mae, Pool #CA7224	2.00	10/1/50	386
309	Fannie Mae, Pool #FM4039	2.00	10/1/35	319
24	Fannie Mae, Pool #AY4232	2.00	5/1/30	24
421	Fannie Mae, Pool #MA4237	2.00	1/1/51	422
597	Fannie Mae, Pool #FM4788	2.00	11/1/50	598
469	Fannie Mae, Pool #CA8110	2.00	12/1/50	471
609	Fannie Mae, Pool #BQ5112	2.00	11/1/50	610
436	Fannie Mae, Pool #MA4305	2.00	4/1/51	438
176	Fannie Mae, Pool #BP6626	2.00	8/1/50	177
39	Fannie Mae, Pool #MA4093	2.00	8/1/40	40
55	Fannie Mae, Pool #MA4071	2.00	7/1/40	56
424	Fannie Mae, Pool #MA4303	2.00	4/1/36	437
425	Fannie Mae, Pool #MA4255	2.00	2/1/51	426
430	Fannie Mae, Pool #CA8850	2.00	2/1/51	431
474	Fannie Mae, Pool #CA8687	2.00	1/1/51	476
220	Fannie Mae, Pool #MA4176	2.00	10/1/40	223
418	Fannie Mae, Pool #MA4403	2.00	8/1/36	431
449	Fannie Mae, Pool #CB1620	2.00	9/1/51	451
475	Fannie Mae, Pool #CB1787	2.00	10/1/51	477
467	Fannie Mae, Pool #CB0684	2.00	6/1/51	469
465	Fannie Mae, Pool #CB0497	2.00	5/1/51	467
441	Fannie Mae, Pool #CB0325	2.00	4/1/51	442
419	Fannie Mae, Pool #CA9183	2.00	2/1/36	432
513	Fannie Mae, Pool #CA8252	2.00	12/1/45	515
16	Fannie Mae, Pool #BJ4362	2.00	11/1/32	17
159	Fannie Mae, Pool #MA4155	2.00	10/1/35	164
416	Fannie Mae, Pool #MA4182	2.00	11/1/50	417
134	Fannie Mae, Pool #AS1058	2.00	11/1/28	138
459	Fannie Mae, Pool #MA4360	2.00	6/1/36	473
73	Fannie Mae, Pool #MA4333	2.00	5/1/41	75
256	Fannie Mae, Pool #CA8118	2.00	12/1/50	256
475	Fannie Mae, Pool #BT0240	2.00	9/1/51	477
430	Fannie Mae, Pool #MA4281	2.00	3/1/51	432
316	Fannie Mae, Pool #SB8061	2.00	9/1/35	325
13	Fannie Mae, Pool #CA0052	2.00	7/1/32	13
463	Fannie Mae, Pool #CA7833	2.00	11/1/50	467
189	Fannie Mae, Pool #MA4204	2.00	12/1/40	190
56	Fannie Mae, Pool #MA2906	2.00	2/1/32	58
25	Fannie Mae, Pool #AS0001	2.00	7/1/28	26
444	Fannie Mae, Pool #BR2176	2.00	7/1/36	458
10	Fannie Mae, Pool #MA2888	2.50	1/1/47	11
95	Fannie Mae, Pool #MA3965	2.50	3/1/40	99
473	Fannie Mae, Pool #CB0415	2.50	5/1/51	489
98	Fannie Mae, Pool #AS4946	2.50	5/1/30	102
38	Fannie Mae, Pool #MA3801	2.50	10/1/49	40
83	Fannie Mae, Pool #AU6387	2.50	11/1/28	87
29	Fannie Mae, Pool #MA2868	2.50	1/1/32	30
35	Fannie Mae, Pool #AS4660	2.50	3/1/30	37
256	Fannie Mae, Pool #MA3246	2.50	1/1/33	267
79	Fannie Mae, Pool #AS8892	2.50	2/1/32	82
90	Fannie Mae, Pool #AB7391	2.50	12/1/42	93
123	Fannie Mae, Pool #AO3019	2.50	5/1/27	128
148	Fannie Mae, Pool #MA1277	2.50	12/1/27	154
99	Fannie Mae, Pool #AU2619	2.50	8/1/28	103
29	Fannie Mae, Pool #AZ6458	2.50	7/1/30	31
39	Fannie Mae, Pool #AT2717	2.50	5/1/43	41
12	Fannie Mae, Pool #MA2854	2.50	12/1/46	12
160	Fannie Mae, Pool #MA1210	2.50	10/1/27	167
91	Fannie Mae, Pool #BC9041	2.50	11/1/31	95
472	Fannie Mae, Pool #CB1556	2.50	9/1/51	487
59	Fannie Mae, Pool #AU5334	2.50	11/1/28	62
33	Fannie Mae, Pool #BJ3944	2.50	1/1/33	34
303	Fannie Mae, Pool #MA4210	2.50	12/1/50	313

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$199	Fannie Mae, Pool #MA3990	2.50	4/1/50	$205
345	Fannie Mae, Pool #CA6074	2.50	6/1/50	357
321	Fannie Mae, Pool #FM4231	2.50	9/1/50	332
16	Fannie Mae, Pool #ZT2094	2.50	6/1/34	17
199	Fannie Mae, Pool #MA3902	2.50	12/1/49	208
431	Fannie Mae, Pool #BQ5110	2.50	11/1/50	445
25	Fannie Mae, Pool #BJ3742	2.50	12/1/32	26
303	Fannie Mae, Pool #BK2588	2.50	5/1/50	313
269	Fannie Mae, Pool #MA4075	2.50	7/1/35	283
78	Fannie Mae, Pool #MA3764	2.50	9/1/34	82
97	Fannie Mae, Pool #MA4053	2.50	6/1/35	102
74	Fannie Mae, Pool #MA3896	2.50	1/1/35	77
38	Fannie Mae, Pool #MA4016	2.50	5/1/40	39
75	Fannie Mae, Pool #MA3955	2.50	3/1/35	79
103	Fannie Mae, Pool #FM3296	2.50	5/1/35	108
18	Fannie Mae, Pool #AS8437	2.50	12/1/36	19
24	Fannie Mae, Pool #AS0513	2.50	8/1/43	25
55	Fannie Mae, Pool #AS8246	2.50	11/1/31	58
25	Fannie Mae, Pool #MA1270	2.50	11/1/32	26
13	Fannie Mae, Pool #MA1511	2.50	7/1/33	13
99	Fannie Mae, Pool #BE3032	2.50	1/1/32	103
354	Fannie Mae, Pool #MA4256	2.50	2/1/51	365
7	Fannie Mae, Pool #MA2789	2.50	10/1/36	7
357	Fannie Mae, Pool #CA6304	2.50	7/1/50	369
37	Fannie Mae, Pool #MA3282	2.50	2/1/33	39
321	Fannie Mae, Pool #MA4159	2.50	10/1/50	331
331	Fannie Mae, Pool #MA4096	2.50	8/1/50	342
8	Fannie Mae, Pool #AS8172	2.50	10/1/36	8
400	Fannie Mae, Pool #FM3878	2.50	7/1/50	413
436	Fannie Mae, Pool #FM4638	2.50	10/1/50	450
404	Fannie Mae, Pool #FM4309	2.50	9/1/50	417
428	Fannie Mae, Pool #CA8131	2.50	12/1/50	442
246	Fannie Mae, Pool #MA4183	2.50	11/1/50	254
188	Fannie Mae, Pool #BQ0329	2.50	7/1/50	194
400	Fannie Mae, Pool #CA8955	2.50	2/1/51	414
147	Fannie Mae, Pool #MA3765	2.50	9/1/49	153
131	Fannie Mae, Pool #AP4742	2.50	8/1/27	137
438	Fannie Mae, Pool #BR7857	2.50	5/1/51	452
228	Fannie Mae, Pool #MA2730	2.50	8/1/46	237
33	Fannie Mae, Pool #MA3737	2.50	8/1/34	34
14	Fannie Mae, Pool #MA3788	2.50	9/1/39	14
351	Fannie Mae, Pool #CA6075	2.50	6/1/50	362
331	Fannie Mae, Pool #MA4078	2.50	7/1/50	342
150	Fannie Mae, Pool #MA3827	2.50	11/1/34	157
141	Fannie Mae, Pool #MA3154	2.50	10/1/32	147
317	Fannie Mae, Pool #BP5878	2.50	6/1/50	327
48	Fannie Mae, Pool #MA3217	2.50	12/1/32	50
366	Fannie Mae, Pool #FM3494	2.50	4/1/48	381
16	Fannie Mae, Pool #MA3830	2.50	11/1/39	17
175	Fannie Mae, Pool #MA4099	2.50	8/1/35	182
289	Fannie Mae, Pool #FM3027	2.50	12/1/46	301
228	Fannie Mae, Pool #CA5668	3.00	5/1/50	240
46	Fannie Mae, Pool #BD5076	3.00	2/1/32	49
25	Fannie Mae, Pool #MA2579	3.00	4/1/36	26
54	Fannie Mae, Pool #FM4317	3.00	9/1/50	56
417	Fannie Mae, Pool #AQ7920	3.00	12/1/42	443
266	Fannie Mae, Pool #AP6493	3.00	9/1/42	282
109	Fannie Mae, Pool #AS8276	3.00	11/1/46	115
54	Fannie Mae, Pool #MA2425	3.00	10/1/30	57
203	Fannie Mae, Pool #AP2465	3.00	8/1/42	216
14	Fannie Mae, Pool #MA3657	3.00	5/1/34	15
21	Fannie Mae, Pool #MA3185	3.00	11/1/37	22
232	Fannie Mae, Pool #MA4020	3.00	5/1/50	243
39	Fannie Mae, Pool #MA3331	3.00	4/1/48	41
130	Fannie Mae, Pool #MA3774	3.00	9/1/49	136
522	Fannie Mae, Pool #AP6375	3.00	9/1/42	555
41	Fannie Mae, Pool #MA3934	3.00	2/1/40	43

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$34	Fannie Mae, Pool #AS3117	3.00	8/1/29	$36
33	Fannie Mae, Pool #MA3304	3.00	3/1/48	35
171	Fannie Mae, Pool #MA4079	3.00	7/1/50	180
35	Fannie Mae, Pool #MA3247	3.00	1/1/33	37
16	Fannie Mae, Pool #AS8056	3.00	10/1/46	17
9	Fannie Mae, Pool #AL9848	3.00	3/1/47	10
34	Fannie Mae, Pool #AS8424	3.00	12/1/36	36
262	Fannie Mae, Pool #MA4048	3.00	6/1/50	275
36	Fannie Mae, Pool #AS8438	3.00	12/1/36	38
9	Fannie Mae, Pool #MA3802	3.00	10/1/49	10
111	Fannie Mae, Pool #BO7242	3.00	1/1/50	116
296	Fannie Mae, Pool #FM3395	3.00	6/1/50	310
62	Fannie Mae, Pool #MA3147	3.00	10/1/47	66
80	Fannie Mae, Pool #BD5787	3.00	9/1/46	85
32	Fannie Mae, Pool #MA3958	3.00	3/1/40	34
18	Fannie Mae, Pool #BA4786	3.00	2/1/31	19
127	Fannie Mae, Pool #BC9003	3.00	11/1/46	134
49	Fannie Mae, Pool #MA3744	3.00	8/1/49	52
129	Fannie Mae, Pool #BC4764	3.00	10/1/46	136
163	Fannie Mae, Pool #AS7904	3.00	9/1/46	172
42	Fannie Mae, Pool #AS2312	3.00	5/1/29	44
107	Fannie Mae, Pool #MA3960	3.00	3/1/50	112
80	Fannie Mae, Pool #AS1527	3.00	1/1/29	85
59	Fannie Mae, Pool #AZ0538	3.00	9/1/30	63
18	Fannie Mae, Pool #AR7426	3.00	7/1/43	19
19	Fannie Mae, Pool #AS4334	3.00	1/1/45	20
96	Fannie Mae, Pool #AS4333	3.00	1/1/45	101
80	Fannie Mae, Pool #AB4483	3.00	2/1/27	84
88	Fannie Mae, Pool #BD5545	3.00	10/1/46	93
70	Fannie Mae, Pool #MA1401	3.00	4/1/33	74
18	Fannie Mae, Pool #BK1015	3.00	2/1/33	19
47	Fannie Mae, Pool #MA2773	3.00	10/1/36	50
115	Fannie Mae, Pool #MA2895	3.00	2/1/47	122
7	Fannie Mae, Pool #MA3100	3.00	8/1/37	7
42	Fannie Mae, Pool #AQ3223	3.00	11/1/27	45
90	Fannie Mae, Pool #BE1901	3.00	12/1/46	95
25	Fannie Mae, Pool #BE3861	3.00	1/1/47	26
162	Fannie Mae, Pool #MA2737	3.00	9/1/46	171
37	Fannie Mae, Pool #AU7890	3.00	9/1/28	39
106	Fannie Mae, Pool #MA3106	3.00	8/1/47	111
19	Fannie Mae, Pool #MA2087	3.00	11/1/34	20
160	Fannie Mae, Pool #MA1307	3.00	1/1/33	169
25	Fannie Mae, Pool #BM1370	3.00	4/1/37	27
36	Fannie Mae, Pool #AS8483	3.00	12/1/46	38
76	Fannie Mae, Pool #MA3179	3.00	11/1/47	80
132	Fannie Mae, Pool #MA2806	3.00	11/1/46	139
49	Fannie Mae, Pool #BE4400	3.00	1/1/47	52
35	Fannie Mae, Pool #MA1338	3.00	2/1/33	38
142	Fannie Mae, Pool #AT2014	3.00	4/1/43	151
39	Fannie Mae, Pool #MA3090	3.00	8/1/32	41
88	Fannie Mae, Pool #CA5519	3.00	4/1/50	92
109	Fannie Mae, Pool #MA2863	3.00	1/1/47	116
13	Fannie Mae, Pool #AK0006	3.00	1/1/27	14
169	Fannie Mae, Pool #AT0682	3.00	4/1/43	179
53	Fannie Mae, Pool #MA3991	3.00	4/1/50	56
46	Fannie Mae, Pool #MA2149	3.00	1/1/30	49
71	Fannie Mae, Pool #AY4200	3.00	5/1/45	75
156	Fannie Mae, Pool #CA5729	3.00	5/1/50	164
164	Fannie Mae, Pool #AB8897	3.00	4/1/43	175
22	Fannie Mae, Pool #BC4276	3.00	4/1/46	23
35	Fannie Mae, Pool #AW8295	3.00	8/1/29	37
9	Fannie Mae, Pool #BA0826	3.00	10/1/30	10
30	Fannie Mae, Pool #CA4860	3.00	12/1/49	32
23	Fannie Mae, Pool #AZ4358	3.00	7/1/30	24
29	Fannie Mae, Pool #MA3897	3.00	1/1/35	30
42	Fannie Mae, Pool #MA2230	3.00	4/1/35	45
46	Fannie Mae, Pool #MA2523	3.00	2/1/36	49

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$127	Fannie Mae, Pool #MA2246	3.00	4/1/30	$134
14	Fannie Mae, Pool #MA2287	3.00	6/1/35	14
12	Fannie Mae, Pool #MA2065	3.00	10/1/34	12
285	Fannie Mae, Pool #AO0752	3.00	4/1/42	302
91	Fannie Mae, Pool #AY4829	3.00	5/1/45	97
434	Fannie Mae, Pool #AB7099	3.00	11/1/42	461
65	Fannie Mae, Pool #CA3754	3.00	6/1/34	68
95	Fannie Mae, Pool #AS4884	3.00	5/1/45	101
22	Fannie Mae, Pool #MA2961	3.00	4/1/37	24
17	Fannie Mae, Pool #MA3218	3.00	12/1/32	18
29	Fannie Mae, Pool #MA3237	3.00	1/1/48	31
44	Fannie Mae, Pool #MA3060	3.00	7/1/32	47
39	Fannie Mae, Pool #MA3339	3.00	4/1/33	41
22	Fannie Mae, Pool #AT1575	3.00	5/1/43	23
137	Fannie Mae, Pool #AS0196	3.00	8/1/28	145
120	Fannie Mae, Pool #AK3302	3.00	3/1/27	127
170	Fannie Mae, Pool #MA2956	3.00	4/1/47	179
58	Fannie Mae, Pool #AS7908	3.00	9/1/46	62
65	Fannie Mae, Pool #AW7383	3.00	8/1/29	69
70	Fannie Mae, Pool #MA1527	3.00	8/1/33	75
18	Fannie Mae, Pool #MA2897	3.00	2/1/37	20
179	Fannie Mae, Pool #BD2446	3.00	1/1/47	189
168	Fannie Mae, Pool #MA3937	3.00	2/1/50	176
71	Fannie Mae, Pool #AS7238	3.00	5/1/46	75
137	Fannie Mae, Pool #MA3082	3.00	7/1/47	144
47	Fannie Mae, Pool #AL8861	3.00	7/1/31	49
110	Fannie Mae, Pool #AU3735	3.00	8/1/43	117
35	Fannie Mae, Pool #CA5423	3.00	3/1/50	36
163	Fannie Mae, Pool #MA3871	3.00	12/1/49	170
142	Fannie Mae, Pool #BN7703	3.00	8/1/49	149
178	Fannie Mae, Pool #BO2201	3.00	9/1/49	186
12	Fannie Mae, Pool #AX8309	3.00	11/1/29	13
153	Fannie Mae, Pool #BO3192	3.00	10/1/49	160
160	Fannie Mae, Pool #AT7620	3.00	6/1/43	170
82	Fannie Mae, Pool #FM2132	3.00	1/1/50	86
329	Fannie Mae, Pool #MA3834	3.00	11/1/49	345
55	Fannie Mae, Pool #B09169	3.00	12/1/49	58
10	Fannie Mae, Pool #MA3738	3.00	8/1/34	10
82	Fannie Mae, Pool #FM1552	3.00	12/1/47	87
181	Fannie Mae, Pool #B08947	3.00	1/1/50	189
17	Fannie Mae, Pool #J24886	3.00	7/1/23	18
175	Fannie Mae, Pool #MA3905	3.00	1/1/50	183
52	Fannie Mae, Pool #CA3788	3.00	7/1/49	55
15	Fannie Mae, Pool #MA3078	3.00	7/1/37	16
56	Fannie Mae, Pool #AS8186	3.00	10/1/46	59
18	Fannie Mae, Pool #MA1058	3.00	5/1/32	19
199	Fannie Mae, Pool #B06219	3.00	12/1/49	209
98	Fannie Mae, Pool #BD4225	3.00	11/1/46	103
174	Fannie Mae, Pool #FM1370	3.00	4/1/46	184
284	Fannie Mae, Pool #QB1382	3.00	7/1/50	298
78	Fannie Mae, Pool #AS8521	3.00	12/1/46	83
26	Fannie Mae, Pool #MA2832	3.00	12/1/36	27
41	Fannie Mae, Pool #MA3631	3.00	4/1/34	43
98	Fannie Mae, Pool #FM1134	3.00	4/1/48	104
48	Fannie Mae, Pool #MA3831	3.00	11/1/39	51
54	Fannie Mae, Pool #MA3127	3.00	9/1/37	58
28	Fannie Mae, Pool #BE9547	3.00	4/1/47	29
148	Fannie Mae, Pool #AS8414	3.00	11/1/46	156
32	Fannie Mae, Pool #BJ2996	3.00	1/1/33	34
154	Fannie Mae, Pool #AL9865	3.00	2/1/47	163
104	Fannie Mae, Pool #MA2833	3.00	12/1/46	110
46	Fannie Mae, Pool #AL9996	3.00	4/1/32	49
190	Fannie Mae, Pool #BP6466	3.00	7/1/50	199
248	Fannie Mae, Pool #BP1932	3.00	4/1/50	260
7	Fannie Mae, Pool #FM1585	3.00	9/1/49	7
104	Fannie Mae, Pool #AS8784	3.00	2/1/47	109
33	Fannie Mae, Pool #AY8856	3.50	9/1/45	35

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$13	Fannie Mae, Pool #MA3059	3.50	7/1/37	$14
133	Fannie Mae, Pool #ZS4618	3.50	6/1/45	143
50	Fannie Mae, Pool #AX5201	3.50	10/1/29	53
112	Fannie Mae, Pool #FM1911	3.50	7/1/48	120
78	Fannie Mae, Pool #AU3742	3.50	8/1/43	84
58	Fannie Mae, Pool #AY3913	3.50	2/1/45	62
61	Fannie Mae, Pool #AO9140	3.50	7/1/42	66
119	Fannie Mae, Pool #MA3182	3.50	11/1/47	127
76	Fannie Mae, Pool #BM5485	3.50	2/1/49	80
40	Fannie Mae, Pool #AZ6383	3.50	9/1/45	43
114	Fannie Mae, Pool #AS3133	3.50	8/1/44	125
6	Fannie Mae, Pool #AL8776	3.50	7/1/46	6
113	Fannie Mae, Pool #MA2292	3.50	6/1/45	121
14	Fannie Mae, Pool #BM1231	3.50	11/1/31	15
83	Fannie Mae, Pool #AO4385	3.50	6/1/42	90
132	Fannie Mae, Pool #AU1635	3.50	7/1/43	142
39	Fannie Mae, Pool #MA2923	3.50	3/1/37	42
95	Fannie Mae, Pool #CA0487	3.50	10/1/47	102
92	Fannie Mae, Pool #FM1001	3.50	11/1/48	97
101	Fannie Mae, Pool #MA3745	3.50	8/1/49	107
119	Fannie Mae, Pool #BH9215	3.50	1/1/48	127
69	Fannie Mae, Pool #AO4647	3.50	6/1/42	75
210	Fannie Mae, Pool #ZM4908	3.50	11/1/47	223
131	Fannie Mae, Pool #BH5155	3.50	9/1/47	139
13	Fannie Mae, Pool #MA3152	3.50	10/1/37	14
43	Fannie Mae, Pool #BJ0647	3.50	3/1/48	45
112	Fannie Mae, Pool #BK9038	3.50	10/1/33	119
35	Fannie Mae, Pool #AE5487	3.50	10/1/25	37
143	Fannie Mae, Pool #BD2436	3.50	1/1/47	153
151	Fannie Mae, Pool #AL1717	3.50	5/1/27	161
105	Fannie Mae, Pool #MA3663	3.50	5/1/49	111
66	Fannie Mae, Pool #AX2486	3.50	10/1/44	71
14	Fannie Mae, Pool #MA3634	3.50	4/1/39	14
96	Fannie Mae, Pool #SD8001	3.50	7/1/49	101
82	Fannie Mae, Pool #AX9530	3.50	2/1/45	88
390	Fannie Mae, Pool #AO8137	3.50	8/1/42	422
45	Fannie Mae, Pool #MA3462	3.50	9/1/33	48
94	Fannie Mae, Pool #AJ8476	3.50	12/1/41	101
60	Fannie Mae, Pool #AS5068	3.50	6/1/45	64
9	Fannie Mae, Pool #MA1021	3.50	3/1/27	10
5	Fannie Mae, Pool #BA5031	3.50	1/1/46	6
115	Fannie Mae, Pool #MA1107	3.50	7/1/32	125
36	Fannie Mae, Pool #BC0163	3.50	1/1/46	39
50	Fannie Mae, Pool #BC3126	3.50	1/1/46	53
24	Fannie Mae, Pool #BC7633	3.50	6/1/46	26
85	Fannie Mae, Pool #MA1059	3.50	5/1/32	92
61	Fannie Mae, Pool #AS7239	3.50	5/1/46	65
64	Fannie Mae, Pool #BE3767	3.50	7/1/47	68
183	Fannie Mae, Pool #AQ0546	3.50	11/1/42	198
27	Fannie Mae, Pool #AP9390	3.50	10/1/42	29
8	Fannie Mae, Pool #MA2909	3.50	2/1/37	9
55	Fannie Mae, Pool #AY3802	3.50	2/1/45	60
26	Fannie Mae, Pool #MA3637	3.50	4/1/49	28
85	Fannie Mae, Pool #MA3414	3.50	7/1/48	90
36	Fannie Mae, Pool #MA3597	3.50	2/1/49	38
105	Fannie Mae, Pool #AY1306	3.50	3/1/45	113
100	Fannie Mae, Pool #BD5046	3.50	2/1/47	106
133	Fannie Mae, Pool #BM4703	3.50	2/1/48	142
78	Fannie Mae, Pool #MA3057	3.50	7/1/47	83
151	Fannie Mae, Pool #BH9277	3.50	2/1/48	160
126	Fannie Mae, Pool #MA3775	3.50	9/1/49	133
33	Fannie Mae, Pool #AX7655	3.50	1/1/45	36
14	Fannie Mae, Pool #AS2081	3.50	4/1/29	15
60	Fannie Mae, Pool #MA3243	3.50	1/1/38	64
7	Fannie Mae, Pool #AX0159	3.50	9/1/29	8
7	Fannie Mae, Pool #MA2996	3.50	5/1/37	8
13	Fannie Mae, Pool #CA0234	3.50	8/1/47	14

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$110	Fannie Mae, Pool #MA3238	3.50	1/1/48	$117
186	Fannie Mae, Pool #MA3305	3.50	2/1/48	198
80	Fannie Mae, Pool #MA3332	3.50	4/1/48	84
114	Fannie Mae, Pool #MA3520	3.50	10/1/48	121
31	Fannie Mae, Pool #MA3692	3.50	7/1/49	33
169	Fannie Mae, Pool #AO3760	3.50	5/1/42	183
88	Fannie Mae, Pool #FM1566	3.50	11/1/48	93
71	Fannie Mae, Pool #MA1980	3.50	8/1/44	77
70	Fannie Mae, Pool #AS4773	3.50	4/1/45	75
390	Fannie Mae, Pool #AB6017	3.50	8/1/42	422
36	Fannie Mae, Pool #MA3494	3.50	10/1/48	38
96	Fannie Mae, Pool #FM3387	3.50	3/1/35	103
111	Fannie Mae, Pool #FM1543	3.50	11/1/48	118
46	Fannie Mae, Pool #AJ4093	3.50	10/1/26	49
65	Fannie Mae, Pool #AY4300	3.50	1/1/45	70
106	Fannie Mae, Pool #MA3305	3.50	3/1/48	113
28	Fannie Mae, Pool #AS5892	3.50	10/1/45	30
37	Fannie Mae, Pool #MA2389	3.50	9/1/35	39
51	Fannie Mae, Pool #BE5258	3.50	1/1/47	54
14	Fannie Mae, Pool #MA2692	3.50	7/1/36	15
15	Fannie Mae, Pool #MA3906	3.50	1/1/50	15
120	Fannie Mae, Pool #BJ2692	3.50	4/1/48	128
20	Fannie Mae, Pool #MA3835	3.50	11/1/49	22
5	Fannie Mae, Pool #AJ6181	3.50	12/1/26	6
64	Fannie Mae, Pool #FM0020	3.50	7/1/49	67
84	Fannie Mae, Pool #AS7491	3.50	7/1/46	89
24	Fannie Mae, Pool #AE0981	3.50	3/1/41	26
78	Fannie Mae, Pool #AS7388	3.50	6/1/46	83
98	Fannie Mae, Pool #BM2000	3.50	5/1/49	105
112	Fannie Mae, Pool #BC1158	3.50	2/1/46	120
46	Fannie Mae, Pool #AZ2614	3.50	8/1/45	49
29	Fannie Mae, Pool #BA1893	3.50	8/1/45	31
44	Fannie Mae, Pool #BM2001	3.50	12/1/46	47
37	Fannie Mae, Pool #AS4772	3.50	4/1/45	40
11	Fannie Mae, Pool #AV6407	3.50	2/1/29	11
227	Fannie Mae, Pool #BP1947	3.50	4/1/50	240
48	Fannie Mae, Pool #AS5696	3.50	8/1/45	52
109	Fannie Mae, Pool #AZ0862	3.50	7/1/45	118
87	Fannie Mae, Pool #MA3026	3.50	6/1/47	92
72	Fannie Mae, Pool #AK7497	3.50	4/1/42	78
62	Fannie Mae, Pool #AS6649	3.50	2/1/46	66
22	Fannie Mae, Pool #310139	3.50	11/1/25	24
44	Fannie Mae, Pool #AS5319	3.50	7/1/45	47
17	Fannie Mae, Pool #MA2495	3.50	1/1/46	18
91	Fannie Mae, Pool #MA1982	3.50	8/1/34	98
17	Fannie Mae, Pool #AK0706	3.50	2/1/27	18
88	Fannie Mae, Pool #MA2125	3.50	12/1/44	94
473	Fannie Mae, Pool #AO2548	3.50	4/1/42	511
75	Fannie Mae, Pool #FM1028	3.50	6/1/49	79
82	Fannie Mae, Pool #AS0024	3.50	7/1/43	88
9	Fannie Mae, Pool #BM5446	3.50	2/1/49	10
82	Fannie Mae, Pool #AZ9576	3.50	12/1/45	88
73	Fannie Mae, Pool #AY5303	3.50	3/1/45	80
33	Fannie Mae, Pool #MA3614	3.50	3/1/49	35
79	Fannie Mae, Pool #AS4771	3.50	4/1/45	85
213	Fannie Mae, Pool #BM1568	3.50	7/1/47	236
48	Fannie Mae, Pool #AL7347	4.00	9/1/45	52
18	Fannie Mae, Pool #BA0847	4.00	3/1/46	19
41	Fannie Mae, Pool #BK9697	4.00	12/1/48	44
42	Fannie Mae, Pool #BK0915	4.00	7/1/48	45
68	Fannie Mae, Pool #MA3277	4.00	2/1/48	73
48	Fannie Mae, Pool #CA0237	4.00	8/1/47	51
36	Fannie Mae, Pool #BN0594	4.00	12/1/48	39
62	Fannie Mae, Pool #BK0909	4.00	7/1/48	66
35	Fannie Mae, Pool #AC2995	4.00	9/1/24	36
23	Fannie Mae, Pool #CA2469	4.00	10/1/48	25
23	Fannie Mae, Pool #MA3427	4.00	7/1/33	25

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$27	Fannie Mae, Pool #MA3592	4.00	2/1/49	$29
39	Fannie Mae, Pool #MA3638	4.00	4/1/49	42
153	Fannie Mae, Pool #FM5134	4.00	1/1/49	167
12	Fannie Mae, Pool #MA3413	4.00	7/1/38	13
33	Fannie Mae, Pool #MA3244	4.00	1/1/38	36
64	Fannie Mae, Pool #CA1894	4.00	6/1/48	69
95	Fannie Mae, Pool #MA3211	4.00	12/1/47	103
18	Fannie Mae, Pool #MA3216	4.00	12/1/37	19
68	Fannie Mae, Pool #MA3615	4.00	3/1/49	73
7	Fannie Mae, Pool #MA3037	4.00	6/1/37	8
49	Fannie Mae, Pool #BC5559	4.00	3/1/46	52
34	Fannie Mae, Pool #MA3521	4.00	11/1/48	37
110	Fannie Mae, Pool #AU3753	4.00	8/1/43	120
94	Fannie Mae, Pool #AH6242	4.00	4/1/26	99
41	Fannie Mae, Pool #BA6910	4.00	2/1/46	45
69	Fannie Mae, Pool #FM1415	4.00	12/1/48	75
7	Fannie Mae, Pool #MA2536	4.00	2/1/36	8
17	Fannie Mae, Pool #AH3394	4.00	1/1/41	18
59	Fannie Mae, Pool #MA3563	4.00	1/1/49	63
119	Fannie Mae, Pool #MA3746	4.00	8/1/49	127
115	Fannie Mae, Pool #ZS4708	4.00	3/1/47	124
60	Fannie Mae, Pool #AS9486	4.00	4/1/47	65
56	Fannie Mae, Pool #AS7601	4.00	7/1/46	60
98	Fannie Mae, Pool #CA0183	4.00	8/1/47	106
28	Fannie Mae, Pool #FM1101	4.00	7/1/34	29
24	Fannie Mae, Pool #MA3536	4.00	12/1/48	26
16	Fannie Mae, Pool #AL9742	4.00	7/1/29	17
88	Fannie Mae, Pool #BJ9169	4.00	5/1/48	95
39	Fannie Mae, Pool #AL4778	4.00	10/1/32	42
10	Fannie Mae, Pool #AS7028	4.00	4/1/46	11
15	Fannie Mae, Pool #AW5109	4.00	8/1/44	17
139	Fannie Mae, Pool #BK7943	4.00	11/1/48	150
164	Fannie Mae, Pool #AS7558	4.00	7/1/46	178
26	Fannie Mae, Pool #BM4306	4.00	9/1/25	27
162	Fannie Mae, Pool #MA3804	4.00	10/1/49	173
47	Fannie Mae, Pool #AS3903	4.00	11/1/44	51
24	Fannie Mae, Pool #AS8823	4.00	2/1/47	27
235	Fannie Mae, Pool #AJ7689	4.00	12/1/41	258
232	Fannie Mae, Pool #AJ5303	4.00	11/1/41	254
144	Fannie Mae, Pool #AH5859	4.00	2/1/41	158
30	Fannie Mae, Pool #MA0493	4.00	8/1/30	33
84	Fannie Mae, Pool #BM2002	4.00	10/1/47	92
89	Fannie Mae, Pool #MA3027	4.00	6/1/47	97
194	Fannie Mae, Pool #AJ7857	4.00	12/1/41	212
18	Fannie Mae, Pool #MA2455	4.00	11/1/35	19
78	Fannie Mae, Pool #AZ7362	4.00	11/1/45	85
4	Fannie Mae, Pool #AZ8874	4.00	9/1/45	4
77	Fannie Mae, Pool #AL8387	4.00	3/1/46	84
42	Fannie Mae, Pool #AS3468	4.00	10/1/44	46
71	Fannie Mae, Pool #BN0334	4.00	12/1/48	76
19	Fannie Mae, Pool #AE0375	4.00	7/1/25	20
10	Fannie Mae, Pool #AS3448	4.00	9/1/44	11
52	Fannie Mae, Pool #AW5063	4.00	7/1/44	57
59	Fannie Mae, Pool #AV2340	4.00	12/1/43	64
70	Fannie Mae, Pool #FM1960	4.00	5/1/49	75
190	Fannie Mae, Pool #AS0531	4.00	9/1/43	210
5	Fannie Mae, Pool #CA3084	4.00	2/1/49	6
30	Fannie Mae, Pool #AY2291	4.00	3/1/45	33
63	Fannie Mae, Pool #FM1571	4.00	12/1/48	68
62	Fannie Mae, Pool #AS3293	4.00	9/1/44	68
137	Fannie Mae, Pool #AY1377	4.00	4/1/45	152
20	Fannie Mae, Pool #BM5525	4.00	3/1/31	21
34	Fannie Mae, Pool #CA2474	4.00	7/1/48	36
101	Fannie Mae, Pool #MA3183	4.00	11/1/47	109
89	Fannie Mae, Pool #CA1015	4.00	1/1/48	97
38	Fannie Mae, Pool #BM4991	4.00	9/1/48	40
117	Fannie Mae, Pool #ZS4627	4.00	8/1/45	128

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$95	Fannie Mae, Pool #AZ8067	4.00	9/1/45	$104
22	Fannie Mae, Pool #AL2689	4.00	2/1/27	23
101	Fannie Mae, Pool #BD7081	4.00	3/1/47	110
62	Fannie Mae, Pool #BM5685	4.00	6/1/48	67
34	Fannie Mae, Pool #BN5258	4.00	2/1/49	37
88	Fannie Mae, Pool #FM0021	4.00	3/1/49	94
46	Fannie Mae, Pool #AC7328	4.00	12/1/39	51
55	Fannie Mae, Pool #AS3467	4.00	10/1/44	60
73	Fannie Mae, Pool #BE8050	4.00	4/1/47	79
113	Fannie Mae, Pool #MA2995	4.00	5/1/47	123
80	Fannie Mae, Pool #BK7608	4.00	9/1/48	86
46	Fannie Mae, Pool #AS7600	4.00	7/1/46	50
49	Fannie Mae, Pool #AY8981	4.00	8/1/45	54
434	Fannie Mae, Pool #190405	4.00	10/1/40	475
25	Fannie Mae, Pool #AT3872	4.00	6/1/43	26
8	Fannie Mae, Pool #MA2655	4.00	6/1/36	9
93	Fannie Mae, Pool #AY1595	4.00	1/1/45	102
20	Fannie Mae, Pool #BJ0639	4.00	3/1/48	21
61	Fannie Mae, Pool #AS8532	4.00	12/1/46	66
102	Fannie Mae, Pool #ZA4988	4.00	8/1/47	110
70	Fannie Mae, Pool #AX0841	4.00	9/1/44	76
95	Fannie Mae, Pool #MA0641	4.00	2/1/31	103
70	Fannie Mae, Pool #AS9831	4.00	6/1/47	76
33	Fannie Mae, Pool #AY0025	4.00	2/1/45	36
21	Fannie Mae, Pool #BH2623	4.00	8/1/47	23
8	Fannie Mae, Pool #AW9041	4.00	8/1/44	9
50	Fannie Mae, Pool #AS2498	4.00	5/1/44	55
170	Fannie Mae, Pool #BN6677	4.00	6/1/49	182
12	Fannie Mae, Pool #AS2117	4.00	4/1/44	13
70	Fannie Mae, Pool #AS3216	4.00	9/1/44	76
103	Fannie Mae, Pool #AO2959	4.00	5/1/42	113
18	Fannie Mae, Pool #MA0695	4.00	4/1/31	19
85	Fannie Mae, Pool #MA3121	4.00	9/1/47	92
43	Fannie Mae, Pool #AS2276	4.50	4/1/44	47
184	Fannie Mae, Pool #AS9394	4.50	4/1/47	206
28	Fannie Mae, Pool #BM1285	4.50	5/1/47	30
68	Fannie Mae, Pool #AB3192	4.50	6/1/41	75
32	Fannie Mae, Pool #BE6489	4.50	1/1/47	35
198	Fannie Mae, Pool #AH9055	4.50	4/1/41	219
38	Fannie Mae, Pool #AL5082	4.50	3/1/44	41
101	Fannie Mae, Pool #MA3639	4.50	4/1/49	109
32	Fannie Mae, Pool #G60512	4.50	12/1/45	35
13	Fannie Mae, Pool #AL8816	4.50	9/1/45	15
17	Fannie Mae, Pool #AS8576	4.50	12/1/46	19
43	Fannie Mae, Pool #BE5992	4.50	2/1/47	47
13	Fannie Mae, Pool #AA9781	4.50	7/1/24	14
99	Fannie Mae, Pool #BK1416	4.50	5/1/48	107
31	Fannie Mae, Pool #MA3593	4.50	2/1/49	34
10	Fannie Mae, Pool #BK8830	4.50	8/1/48	10
3	Fannie Mae, Pool #AW7048	4.50	6/1/44	3
16	Fannie Mae, Pool #AA0860	4.50	1/1/39	18
6	Fannie Mae, Pool #982892	4.50	5/1/23	6
282	Fannie Mae, Pool #AL1107	4.50	11/1/41	312
80	Fannie Mae, Pool #AI4815	4.50	6/1/41	88
36	Fannie Mae, Pool #AS1638	4.50	2/1/44	40
91	Fannie Mae, Pool #CA0148	4.50	8/1/47	99
27	Fannie Mae, Pool #FM3619	4.50	1/1/50	29
9	Fannie Mae, Pool #AS0861	4.50	10/1/43	10
52	Fannie Mae, Pool #MA0481	4.50	8/1/30	57
9	Fannie Mae, Pool #BN0877	4.50	11/1/48	10
80	Fannie Mae, Pool #AD8529	4.50	8/1/40	89
88	Fannie Mae, Pool #AE0217	4.50	8/1/40	99
16	Fannie Mae, Pool #AB1470	4.50	9/1/40	18
21	Fannie Mae, Pool #CA1218	4.50	2/1/48	23
54	Fannie Mae, Pool #254954	4.50	10/1/23	56
16	Fannie Mae, Pool #AH6790	4.50	3/1/41	18
39	Fannie Mae, Pool #BK5283	4.50	6/1/48	42

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$76	Fannie Mae, Pool #AS8157	4.50	10/1/46	$83
44	Fannie Mae, Pool #CA0623	4.50	10/1/47	48
59	Fannie Mae, Pool #BN4309	4.50	1/1/49	64
14	Fannie Mae, Pool #AU5302	4.50	10/1/43	16
42	Fannie Mae, Pool #ZT1321	4.50	11/1/48	46
36	Fannie Mae, Pool #MA3537	4.50	12/1/48	39
44	Fannie Mae, Pool #MA3522	4.50	11/1/48	47
93	Fannie Mae, Pool #CA1711	4.50	5/1/48	101
40	Fannie Mae, Pool #AB1389	4.50	8/1/40	44
364	Fannie Mae, Pool #MA3184	4.50	11/1/47	399
68	Fannie Mae, Pool #AL4450	4.50	12/1/43	74
166	Fannie Mae, Pool #AH7521	4.50	3/1/41	184
43	Fannie Mae, Pool #836750	5.00	10/1/35	47
36	Fannie Mae, Pool #BM3904	5.00	5/1/48	40
46	Fannie Mae, Pool #MA3594	5.00	2/1/49	50
36	Fannie Mae, Pool #AL5788	5.00	5/1/42	41
23	Fannie Mae, Pool #CA0349	5.00	9/1/47	26
34	Fannie Mae, Pool #AS0575	5.00	9/1/43	37
17	Fannie Mae, Pool #890621	5.00	5/1/42	20
23	Fannie Mae, Pool #CA1795	5.00	5/1/48	25
400	Fannie Mae, Pool #889117	5.00	10/1/35	460
22	Fannie Mae, Pool #725238	5.00	3/1/34	25
16	Fannie Mae, Pool #890603	5.00	8/1/41	19
19	Fannie Mae, Pool #MA3527	5.00	11/1/48	21
63	Fannie Mae, Pool #AH5988	5.00	3/1/41	71
25	Fannie Mae, Pool #MA3472	5.00	9/1/48	28
19	Fannie Mae, Pool #BM3781	5.00	11/1/30	21
34	Fannie Mae, Pool #MA3669	5.00	5/1/49	37
22	Fannie Mae, Pool #MA3617	5.00	3/1/49	24
16	Fannie Mae, Pool #MA3708	5.00	6/1/49	18
31	Fannie Mae, Pool #AS0837	5.00	10/1/43	35
1	Fannie Mae, Pool #AL0725	5.50	6/1/24	1
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
1	Fannie Mae, Pool #976945	5.50	2/1/23	1
8	Fannie Mae, Pool #929451	5.50	5/1/38	9
634	Fannie Mae, Pool #890221	5.50	12/1/33	745
2	Fannie Mae, Pool #A69671	5.50	12/1/37	3
1	Fannie Mae, Pool #909662	5.50	2/1/22	1
391	Fannie Mae, Pool #725228	6.00	3/1/34	447
91	Fannie Mae, Pool #889984	6.50	10/1/38	106
250	Fannie Mae, 15 YR TBA	1.50	11/25/36	252
1,100	Fannie Mae, 15 YR TBA	1.50	10/25/36	1,110
825	Fannie Mae, 15 YR TBA	2.00	10/25/36	849
375	Fannie Mae, 15 YR TBA	2.00	11/25/36	386
75	Fannie Mae, 15 YR TBA	2.50	11/25/36	78
75	Fannie Mae, 30 YR TBA	1.50	10/25/51	73
9,775	Fannie Mae, 30 YR TBA	2.00	10/25/51	9,800
1,500	Fannie Mae, 30 YR TBA	2.00	11/25/51	1,500
3,525	Fannie Mae, 30 YR TBA	2.50	10/25/51	3,634
2,000	Fannie Mae, 30 YR TBA	2.50	11/25/51	2,057
250	Fannie Mae, 30 YR TBA	3.00	10/25/51	262
25	Fannie Mae, 30 YR TBA	3.50	10/25/36	27
427	Freddie Mac, Pool #SB8088	1.50	2/1/36	431
446	Freddie Mac, Pool #SD8154	1.50	6/1/51	434
73	Freddie Mac, Pool #RB5110	1.50	5/1/41	72
438	Freddie Mac, Pool #QC0962	1.50	4/1/51	426
484	Freddie Mac, Pool #SB8106	1.50	6/1/36	489
424	Freddie Mac, Pool #QB3926	2.00	10/1/50	425
468	Freddie Mac, Pool #QC3697	2.00	6/1/51	470
470	Freddie Mac, Pool #QC4423	2.00	7/1/51	472
265	Freddie Mac, Pool #SD7537	2.00	3/1/51	267
436	Freddie Mac, Pool #QC1333	2.00	5/1/51	437
443	Freddie Mac, Pool #SB8115	2.00	8/1/36	457
430	Freddie Mac, Pool #QB8064	2.00	1/1/51	431
426	Freddie Mac, Pool #QB6893	2.00	12/1/50	427
458	Freddie Mac, Pool #SB8107	2.00	5/1/36	472
469	Freddie Mac, Pool #QC3597	2.00	6/1/51	471

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$431	Freddie Mac, Pool #RA3575	2.00	9/1/50	$432
450	Freddie Mac, Pool #QC6815	2.00	9/1/51	452
513	Freddie Mac, Pool #SB8079	2.00	12/1/35	528
49	Freddie Mac, Pool #G18634	2.00	3/1/32	50
542	Freddie Mac, Pool #QB7708	2.00	1/1/51	544
275	Freddie Mac, Pool #RA6025	2.00	10/1/51	276
272	Freddie Mac, Pool #RB5121	2.00	7/1/41	278
276	Freddie Mac, Pool #SD8113	2.00	12/1/50	277
27	Freddie Mac, Pool #G18547	2.00	3/1/30	28
21	Freddie Mac, Pool #J25759	2.00	8/1/28	21
51	Freddie Mac, Pool #J25777	2.00	9/1/28	53
475	Freddie Mac, Pool #QC7473	2.00	9/1/51	477
440	Freddie Mac, Pool #RA4986	2.00	4/1/51	442
450	Freddie Mac, Pool #RA5928	2.00	9/1/51	452
195	Freddie Mac, Pool #RB5111	2.00	5/1/41	199
161	Freddie Mac, Pool #RB5095	2.00	12/1/40	164
424	Freddie Mac, Pool #SD8128	2.00	2/1/51	426
443	Freddie Mac, Pool #SD8121	2.00	12/1/50	445
459	Freddie Mac, Pool #RA3205	2.00	8/1/50	461
146	Freddie Mac, Pool #ZS7735	2.00	1/1/32	151
437	Freddie Mac, Pool #QC1075	2.00	4/1/51	439
262	Freddie Mac, Pool #QC0423	2.00	4/1/51	263
426	Freddie Mac, Pool #QB3716	2.00	9/1/50	427
315	Freddie Mac, Pool #SD8150	2.00	6/1/51	316
410	Freddie Mac, Pool #RC1727	2.00	12/1/35	422
268	Freddie Mac, Pool #SD8146	2.00	5/1/51	269
377	Freddie Mac, Pool #QB3703	2.50	9/1/50	390
148	Freddie Mac, Pool #J38477	2.50	2/1/33	154
373	Freddie Mac, Pool #SD8099	2.50	10/1/50	384
83	Freddie Mac, Pool #J23440	2.50	4/1/28	86
77	Freddie Mac, Pool #RB5054	2.50	6/1/40	79
208	Freddie Mac, Pool #QA5290	2.50	12/1/49	216
84	Freddie Mac, Pool #G18635	2.50	3/1/32	88
349	Freddie Mac, Pool #SD8167	2.50	9/1/51	360
309	Freddie Mac, Pool #QA9142	2.50	5/1/50	324
449	Freddie Mac, Pool #RA5802	2.50	9/1/51	464
450	Freddie Mac, Pool #RA4527	2.50	2/1/51	464
96	Freddie Mac, Pool #G18470	2.50	6/1/28	100
42	Freddie Mac, Pool #G18485	2.50	10/1/28	44
33	Freddie Mac, Pool #J25585	2.50	9/1/28	35
195	Freddie Mac, Pool #G18611	2.50	9/1/31	204
11	Freddie Mac, Pool #G08755	2.50	2/1/47	12
11	Freddie Mac, Pool #G08638	2.50	4/1/45	11
81	Freddie Mac, Pool #ZS8483	2.50	3/1/28	84
383	Freddie Mac, Pool #QB3287	2.50	8/1/50	396
18	Freddie Mac, Pool #C91904	2.50	11/1/36	19
75	Freddie Mac, Pool #RB5072	2.50	9/1/40	77
52	Freddie Mac, Pool #SB8062	2.50	9/1/35	55
7	Freddie Mac, Pool #J30875	2.50	3/1/30	7
170	Freddie Mac, Pool #RB5043	2.50	4/1/40	177
55	Freddie Mac, Pool #J35643	2.50	11/1/31	58
40	Freddie Mac, Pool #C09026	2.50	2/1/43	42
32	Freddie Mac, Pool #SB8053	2.50	7/1/35	33
283	Freddie Mac, Pool #SD8067	2.50	6/1/50	292
77	Freddie Mac, Pool #G18533	2.50	12/1/29	80
15	Freddie Mac, Pool #G18472	2.50	7/1/28	16
95	Freddie Mac, Pool #J37902	2.50	11/1/32	99
82	Freddie Mac, Pool #J18954	2.50	4/1/27	85
116	Freddie Mac, Pool #J26408	2.50	11/1/28	121
424	Freddie Mac, Pool #RA2897	2.50	6/1/50	438
98	Freddie Mac, Pool #G18568	2.50	9/1/30	102
410	Freddie Mac, Pool #SD8122	2.50	1/1/51	423
78	Freddie Mac, Pool #ZS4687	2.50	11/1/46	81
212	Freddie Mac, Pool #SD8083	2.50	8/1/50	219
165	Freddie Mac, Pool #RB5086	2.50	11/1/40	171
331	Freddie Mac, Pool #RA2595	2.50	5/1/50	344
20	Freddie Mac, Pool #G18665	2.50	11/1/32	21

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$429	Freddie Mac, Pool #RA2643	2.50	6/1/50	$443
36	Freddie Mac, Pool #G18704	2.50	6/1/33	37
366	Freddie Mac, Pool #SD8151	2.50	6/1/51	377
458	Freddie Mac, Pool #QC2031	2.50	5/1/51	472
26	Freddie Mac, Pool #SB8045	2.50	5/1/35	27
462	Freddie Mac, Pool #QC2251	2.50	5/1/51	477
60	Freddie Mac, Pool #ZS8692	2.50	4/1/33	63
410	Freddie Mac, Pool #SD0578	2.50	3/1/51	423
197	Freddie Mac, Pool #SB8108	2.50	6/1/36	205
397	Freddie Mac, Pool #RA2634	2.50	5/1/50	409
239	Freddie Mac, Pool #RA2645	2.50	6/1/50	247
428	Freddie Mac, Pool #SD0412	2.50	8/1/50	442
423	Freddie Mac, Pool #SD8114	2.50	12/1/50	436
133	Freddie Mac, Pool #G18680	2.50	3/1/33	139
197	Freddie Mac, Pool #SD8055	2.50	4/1/50	204
27	Freddie Mac, Pool #Q42878	2.50	9/1/46	29
428	Freddie Mac, Pool #SD8141	2.50	4/1/51	442
75	Freddie Mac, Pool #ZK8425	2.50	12/1/31	78
421	Freddie Mac, Pool #SD8129	2.50	2/1/51	434
75	Freddie Mac, Series K-1514, Class - A2, Callable 10/25/34 @ 100.00	2.86	10/25/34	82
166	Freddie Mac, Pool #SD8024	3.00	11/1/49	174
315	Freddie Mac, Pool #Q21065	3.00	8/1/43	335
7	Freddie Mac, Pool #Q13086	3.00	11/1/42	7
20	Freddie Mac, Pool #G18534	3.00	12/1/29	21
49	Freddie Mac, Pool #J38675	3.00	3/1/33	52
107	Freddie Mac, Pool #G18514	3.00	6/1/29	113
72	Freddie Mac, Pool #G18531	3.00	11/1/29	76
72	Freddie Mac, Pool #Q20067	3.00	7/1/43	76
7	Freddie Mac, Pool #C91949	3.00	9/1/37	8
114	Freddie Mac, Pool #G60187	3.00	8/1/45	121
77	Freddie Mac, Pool #ZT1323	3.00	10/1/48	81
19	Freddie Mac, Pool #J38057	3.00	12/1/32	20
23	Freddie Mac, Pool #J38807	3.00	4/1/33	24
125	Freddie Mac, Pool #J17774	3.00	1/1/27	132
140	Freddie Mac, Pool #C04619	3.00	3/1/43	151
21	Freddie Mac, Pool #J33135	3.00	11/1/30	22
42	Freddie Mac, Pool #J36428	3.00	2/1/32	44
68	Freddie Mac, Pool #G18569	3.00	9/1/30	72
77	Freddie Mac, Pool #ZS4706	3.00	3/1/47	81
195	Freddie Mac, Pool #ZS4697	3.00	1/1/47	205
156	Freddie Mac, Pool #Q16222	3.00	3/1/43	166
14	Freddie Mac, Pool #C91943	3.00	7/1/37	15
9	Freddie Mac, Pool #G30999	3.00	2/1/37	9
31	Freddie Mac, Pool #G30945	3.00	9/1/36	33
39	Freddie Mac, Pool #ZS4703	3.00	2/1/47	41
92	Freddie Mac, Pool #RA2594	3.00	5/1/50	96
60	Freddie Mac, Pool #ZT0715	3.00	9/1/48	63
121	Freddie Mac, Pool #ZS4512	3.00	5/1/43	129
123	Freddie Mac, Pool #QA1033	3.00	7/1/49	129
27	Freddie Mac, Pool #G18715	3.00	11/1/33	29
63	Freddie Mac, Pool #ZS4688	3.00	11/1/46	67
77	Freddie Mac, Pool #ZS4779	3.00	6/1/48	81
85	Freddie Mac, Pool #G18518	3.00	7/1/29	90
59	Freddie Mac, Pool #G08783	3.00	10/1/47	63
16	Freddie Mac, Pool #C91969	3.00	1/1/38	17
7	Freddie Mac, Pool #C91939	3.00	6/1/37	8
60	Freddie Mac, Pool #ZT0195	3.00	9/1/46	64
139	Freddie Mac, Pool #Q43734	3.00	10/1/46	146
18	Freddie Mac, Pool #J29932	3.00	11/1/29	19
230	Freddie Mac, Pool #ZS4519	3.00	6/1/43	244
137	Freddie Mac, Pool #ZS4621	3.00	7/1/45	144
90	Freddie Mac, Pool #C04422	3.00	12/1/42	95
120	Freddie Mac, Pool #ZS4609	3.00	4/1/45	127
170	Freddie Mac, Pool #G60989	3.00	12/1/46	181
191	Freddie Mac, Pool #SB8046	3.00	5/1/35	201
174	Freddie Mac, Pool #Q45735	3.00	1/1/47	184
100	Freddie Mac, Pool #ZS4693	3.00	12/1/46	105

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$25	Freddie Mac, Pool #ZT2019	3.00	5/1/34	$26
162	Freddie Mac, Pool #QA9049	3.00	4/1/50	170
106	Freddie Mac, Pool #C91581	3.00	11/1/32	113
80	Freddie Mac, Pool #ZA2313	3.00	9/1/33	85
107	Freddie Mac, Pool #ZM2089	3.00	11/1/46	113
44	Freddie Mac, Pool #G08648	3.00	6/1/45	46
30	Freddie Mac, Pool #G08540	3.00	8/1/43	32
7	Freddie Mac, Pool #Q18882	3.00	5/1/43	8
18	Freddie Mac, Pool #Q18599	3.00	6/1/43	19
135	Freddie Mac, Pool #G18673	3.00	1/1/33	142
52	Freddie Mac, Pool #ZS8686	3.00	2/1/33	54
73	Freddie Mac, Pool #ZM2169	3.00	11/1/46	77
6	Freddie Mac, Pool #C91809	3.00	2/1/35	6
18	Freddie Mac, Pool #C91905	3.00	11/1/36	19
11	Freddie Mac, Pool #J14241	3.00	1/1/26	11
63	Freddie Mac, Pool #SD8056	3.00	4/1/50	66
90	Freddie Mac, Pool #G15217	3.00	11/1/29	95
47	Freddie Mac, Pool #ZS4641	3.00	12/1/45	49
26	Freddie Mac, Pool #G18575	3.00	11/1/30	27
19	Freddie Mac, Pool #C91924	3.00	4/1/37	21
52	Freddie Mac, Pool #G08640	3.00	5/1/45	55
116	Freddie Mac, Pool #ZA1283	3.00	1/1/43	124
41	Freddie Mac, Pool #C91927	3.00	5/1/37	44
100	Freddie Mac, Pool #SD8074	3.00	7/1/50	105
6	Freddie Mac, Pool #J17111	3.00	10/1/26	6
41	Freddie Mac, Pool #C91819	3.00	4/1/35	44
38	Freddie Mac, Pool #G18582	3.00	1/1/31	41
86	Freddie Mac, Pool #G15145	3.00	7/1/29	91
159	Freddie Mac, Pool #ZM2285	3.00	12/1/46	168
32	Freddie Mac, Pool #C91798	3.00	12/1/34	34
52	Freddie Mac, Pool #Q41795	3.00	7/1/46	56
646	Freddie Mac, Pool #ZS4522	3.00	7/1/43	685
29	Freddie Mac, Pool #SD8030	3.00	11/1/49	31
13	Freddie Mac, Pool #C91826	3.00	5/1/35	13
5	Freddie Mac, Pool #Q39527	3.00	3/1/46	6
58	Freddie Mac, Pool #C91707	3.00	6/1/33	62
146	Freddie Mac, Pool #ZS4658	3.00	4/1/46	154
104	Freddie Mac, Pool #QA8065	3.00	3/1/50	109
29	Freddie Mac, Pool #Q19754	3.00	7/1/43	31
77	Freddie Mac, Pool #ZM2721	3.00	2/1/47	82
32	Freddie Mac, Pool #C03920	3.50	5/1/42	35
20	Freddie Mac, Pool #C91742	3.50	1/1/34	22
149	Freddie Mac, Pool #ZS4599	3.50	1/1/45	159
51	Freddie Mac, Pool #G08733	3.50	11/1/46	54
195	Freddie Mac, Pool #RA1508	3.50	10/1/49	207
134	Freddie Mac, Pool #G08627	3.50	2/1/45	144
69	Freddie Mac, Pool #SD8011	3.50	9/1/49	73
101	Freddie Mac, Pool #G08641	3.50	5/1/45	109
29	Freddie Mac, Pool #G08605	3.50	9/1/44	32
41	Freddie Mac, Pool #ZS4659	3.50	4/1/46	44
365	Freddie Mac, Pool #ZS4487	3.50	6/1/42	394
96	Freddie Mac, Pool #G61148	3.50	9/1/47	102
78	Freddie Mac, Pool #C91456	3.50	6/1/32	83
124	Freddie Mac, Pool #G08804	3.50	3/1/48	132
46	Freddie Mac, Pool #ZS4663	3.50	5/1/46	49
7	Freddie Mac, Pool #C91760	3.50	5/1/34	8
106	Freddie Mac, Pool #ZS4642	3.50	12/1/45	114
176	Freddie Mac, Pool #ZS4536	3.50	10/1/43	190
54	Freddie Mac, Pool #ZA5128	3.50	12/1/47	58
23	Freddie Mac, Pool #Q31134	3.50	2/1/45	25
24	Freddie Mac, Pool #ZT0711	3.50	10/1/48	25
264	Freddie Mac, Pool #RA2469	3.50	4/1/50	281
8	Freddie Mac, Pool #C91925	3.50	4/1/37	8
81	Freddie Mac, Pool #G08761	3.50	5/1/47	87
82	Freddie Mac, Pool #Q53176	3.50	12/1/47	87
83	Freddie Mac, Pool #Q08903	3.50	6/1/42	90
13	Freddie Mac, Pool #Q55002	3.50	3/1/48	13

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5	Freddie Mac, Pool #E02735	3.50	10/1/25	$5
48	Freddie Mac, Pool #Q36040	3.50	9/1/45	51
67	Freddie Mac, Pool #ZS4704	3.50	2/1/47	72
51	Freddie Mac, Pool #G08687	3.50	1/1/46	54
29	Freddie Mac, Pool #SB8007	3.50	9/1/34	31
14	Freddie Mac, Pool #C91940	3.50	6/1/37	15
22	Freddie Mac, Pool #A96409	3.50	1/1/41	24
105	Freddie Mac, Pool #ZS4651	3.50	3/1/46	113
44	Freddie Mac, Pool #G08698	3.50	3/1/46	47
123	Freddie Mac, Pool #QA8794	3.50	4/1/50	130
54	Freddie Mac, Pool #G18707	3.50	9/1/33	58
14	Freddie Mac, Pool #ZS4747	3.50	12/1/47	14
55	Freddie Mac, Pool #ZS4771	3.50	6/1/48	59
39	Freddie Mac, Pool #Q57871	3.50	8/1/48	41
48	Freddie Mac, Pool #Q58422	3.50	9/1/48	51
41	Freddie Mac, Pool #ZS4759	3.50	3/1/48	44
120	Freddie Mac, Pool #G08766	3.50	6/1/47	128
118	Freddie Mac, Pool #Q20860	3.50	8/1/43	128
92	Freddie Mac, Pool #ZS4713	3.50	4/1/47	98
51	Freddie Mac, Pool #Q06749	3.50	3/1/42	56
48	Freddie Mac, Pool #ZT1951	3.50	5/1/49	51
34	Freddie Mac, Pool #G30776	3.50	7/1/35	37
84	Freddie Mac, Pool #SB0031	3.50	10/1/27	89
32	Freddie Mac, Pool #J13582	3.50	11/1/25	34
68	Freddie Mac, Pool #Q08998	3.50	6/1/42	73
25	Freddie Mac, Pool #C91950	3.50	9/1/37	26
30	Freddie Mac, Pool #G08599	3.50	8/1/44	32
84	Freddie Mac, Pool #ZS4630	3.50	9/1/45	90
102	Freddie Mac, Pool #Q49490	3.50	7/1/47	109
130	Freddie Mac, Pool #G08562	3.50	1/1/44	141
105	Freddie Mac, Pool #J15105	3.50	4/1/26	110
50	Freddie Mac, Pool #Q04087	3.50	10/1/41	54
36	Freddie Mac, Pool #G08846	3.50	11/1/48	38
55	Freddie Mac, Pool #Q12052	3.50	10/1/42	59
74	Freddie Mac, Pool #C91403	3.50	3/1/32	79
33	Freddie Mac, Pool #J27494	3.50	2/1/29	36
73	Freddie Mac, Pool #Q51461	3.50	10/1/47	78
152	Freddie Mac, Pool #G08636	3.50	4/1/45	163
36	Freddie Mac, Pool #G08813	3.50	5/1/48	39
93	Freddie Mac, Pool #G08632	3.50	3/1/45	100
91	Freddie Mac, Pool #ZS4622	3.50	7/1/45	97
89	Freddie Mac, Pool #Q09896	3.50	8/1/42	96
22	Freddie Mac, Pool #J26144	3.50	10/1/23	23
11	Freddie Mac, Pool #G08620	3.50	12/1/44	12
15	Freddie Mac, Pool #C92003	3.50	7/1/38	16
56	Freddie Mac, Pool #Q37449	3.50	11/1/45	61
317	Freddie Mac, Pool #A96286	4.00	1/1/41	347
72	Freddie Mac, Pool #G08588	4.00	5/1/44	79
101	Freddie Mac, Pool #ZL7781	4.00	2/1/44	113
43	Freddie Mac, Pool #G08637	4.00	4/1/45	47
95	Freddie Mac, Pool #ZS4631	4.00	9/1/45	104
64	Freddie Mac, Pool #ZT1952	4.00	5/1/49	68
33	Freddie Mac, Pool #G08836	4.00	9/1/48	36
7	Freddie Mac, Pool #J12435	4.00	6/1/25	7
5	Freddie Mac, Pool #G08642	4.00	5/1/45	5
66	Freddie Mac, Pool #G08618	4.00	12/1/44	72
51	Freddie Mac, Pool #ZN5030	4.00	4/1/49	55
45	Freddie Mac, Pool #ZT1320	4.00	11/1/48	48
77	Freddie Mac, Pool #G08785	4.00	10/1/47	83
68	Freddie Mac, Pool #ZS4573	4.00	7/1/44	74
18	Freddie Mac, Pool #G08672	4.00	10/1/45	20
205	Freddie Mac, Pool #SD8070	4.00	6/1/50	220
8	Freddie Mac, Pool #C91923	4.00	3/1/37	9
112	Freddie Mac, Pool #G06506	4.00	12/1/40	122
34	Freddie Mac, Pool #G08601	4.00	8/1/44	37
17	Freddie Mac, Pool #ZT1800	4.00	3/1/34	19
26	Freddie Mac, Pool #G14453	4.00	6/1/26	28

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$33	Freddie Mac, Pool #G08831	4.00	8/1/48	$36
73	Freddie Mac, Pool #SD8039	4.00	1/1/50	78
22	Freddie Mac, Pool #ZS4652	4.00	2/1/46	24
68	Freddie Mac, Pool #G08459	4.00	9/1/41	75
29	Freddie Mac, Pool #G08483	4.00	3/1/42	32
40	Freddie Mac, Pool #C91765	4.00	6/1/34	43
61	Freddie Mac, Pool #G08567	4.00	1/1/44	67
41	Freddie Mac, Pool #C91738	4.00	11/1/33	45
50	Freddie Mac, Pool #ZA6946	4.00	5/1/49	53
62	Freddie Mac, Pool #ZT2106	4.00	3/1/49	66
56	Freddie Mac, Pool #C09070	4.00	12/1/44	62
9	Freddie Mac, Pool #G08633	4.00	3/1/45	10
36	Freddie Mac, Pool #ZT1840	4.00	9/1/48	39
34	Freddie Mac, Pool #Q34081	4.00	6/1/45	37
12	Freddie Mac, Pool #C92019	4.00	10/1/38	13
61	Freddie Mac, Pool #Q27594	4.00	8/1/44	66
179	Freddie Mac, Pool #SD0290	4.00	4/1/50	193
51	Freddie Mac, Pool #G08767	4.00	6/1/47	55
15	Freddie Mac, Pool #C91994	4.00	5/1/38	17
95	Freddie Mac, Pool #ZS4731	4.00	8/1/47	103
43	Freddie Mac, Pool #Q58680	4.00	9/1/48	46
4	Freddie Mac, Pool #Q27456	4.00	7/1/44	4
69	Freddie Mac, Pool #G08616	4.00	11/1/44	75
56	Freddie Mac, Pool #A97495	4.50	3/1/41	62
89	Freddie Mac, Pool #ZT1711	4.50	2/1/49	96
676	Freddie Mac, Pool #A97692	4.50	3/1/41	746
42	Freddie Mac, Pool #ZS4781	4.50	7/1/48	45
26	Freddie Mac, Pool #Q22671	4.50	11/1/43	30
45	Freddie Mac, Pool #Q59805	4.50	11/1/48	49
6	Freddie Mac, Pool #E02862	4.50	3/1/26	6
22	Freddie Mac, Pool #G08596	4.50	7/1/44	24
39	Freddie Mac, Pool #G08754	4.50	3/1/47	42
59	Freddie Mac, Pool #G08759	4.50	4/1/47	65
171	Freddie Mac, Pool #SD8002	4.50	7/1/49	184
49	Freddie Mac, Pool #Q57957	4.50	8/1/48	53
43	Freddie Mac, Pool #ZS4774	4.50	5/1/48	46
5	Freddie Mac, Pool #A90437	4.50	1/1/40	5
19	Freddie Mac, Pool #G08781	4.50	9/1/47	21
23	Freddie Mac, Pool #Q49599	4.50	7/1/47	25
11	Freddie Mac, Pool #C09059	4.50	3/1/44	13
5	Freddie Mac, Pool #J07849	4.50	5/1/23	5
18	Freddie Mac, Pool #Q25432	4.50	3/1/44	20
91	Freddie Mac, Pool #Q00763	5.00	5/1/41	100
8	Freddie Mac, Pool #G07068	5.00	7/1/41	9
20	Freddie Mac, Pool #G05205	5.00	1/1/39	22
130	Freddie Mac, Pool #G04913	5.00	3/1/38	149
298	Freddie Mac, Pool #C01598	5.00	8/1/33	337
13	Freddie Mac, Pool #G08838	5.00	9/1/48	15
98	Freddie Mac, Pool #ZT1779	5.00	3/1/49	108
8	Freddie Mac, Pool #G13255	5.00	7/1/23	8
10	Freddie Mac, Pool #SD0093	5.00	10/1/49	11
2	Freddie Mac, Pool #G06091	5.50	5/1/40	2
42	Freddie Mac, Pool #G06031	5.50	3/1/40	48
284	Freddie Mac, Pool #G01665	5.50	3/1/34	335
35	Freddie Mac, Pool #G03551	6.00	11/1/37	42
168	Freddie Mac, Pool #G02794	6.00	5/1/37	199
5	Freddie Mac, Pool #A62706	6.00	6/1/37	6
20	Freddie Mac, Pool #G05709	6.00	6/1/38	24
407	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	414
417	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	425
447	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	454
428	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	434
245	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	248
444	Government National Mortgage Association, Pool #MA7417	2.00	6/20/51	452
476	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	484
435	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	443
17	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	17

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$8	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	$9
25	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	26
275	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	284
456	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	471
264	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	272
275	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	284
224	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	232
27	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	28
365	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	377
18	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	19
47	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	47
9	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	9
489	Government National Mortgage Association, Pool #MA7367	2.50	5/20/51	506
293	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	302
258	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	266
18	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	19
29	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	31
396	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	410
376	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	388
31	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	32
446	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	462
12	Government National Mortgage Association, Pool #711729	2.50	3/15/43	12
449	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	464
18	Government National Mortgage Association, Pool #776954	2.50	11/15/42	18
446	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	461
18	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	19
222	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	229
153	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	161
61	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	65
7	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	8
122	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	127
25	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	26
221	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	233
17	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	18
179	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	189
116	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	124
20	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	22
95	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	100
28	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	29
78	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	82
34	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	36
33	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	35
336	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	351
6	Government National Mortgage Association, Pool #5276	3.00	1/20/27	7
118	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	125
67	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	71
7	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	8
117	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	123
161	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	170
118	Government National Mortgage Association, Pool #MA4961	3.00	1/20/48	124
84	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	88
11	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	12
110	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	118
119	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	124
94	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	99
109	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	115
259	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	273
12	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	13
231	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	243
629	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	671
24	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	25
88	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	93
180	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	188
206	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	216
129	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	136
177	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	189
140	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	147

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$109	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	$114
32	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	34
56	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	60
194	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	205
262	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	277
205	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	217
389	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	407
150	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	159
101	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	107
29	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	31
238	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	251
11	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	12
224	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	234
100	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	106
90	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	95
122	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	129
213	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	225
72	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	76
77	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	82
46	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	48
32	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	34
251	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	264
55	Government National Mortgage Association, Pool #779084	3.00	4/15/42	58
76	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	80
29	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	31
72	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	77
41	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	44
267	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	286
102	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	109
52	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	56
22	Government National Mortgage Association, Pool #MA6711	3.50	6/20/50	23
20	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	21
93	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	100
174	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	186
81	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	87
61	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	65
189	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	204
21	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	22
163	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	174
116	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	125
85	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	91
112	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	119
17	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	18
74	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	78
91	Government National Mortgage Association, Pool #MA5077	3.50	3/20/48	97
92	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	98
118	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	125
109	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	117
124	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	132
56	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	59
142	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	150
152	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	165
28	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	29
76	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	81
146	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	155
52	Government National Mortgage Association, Pool #740798	3.50	1/15/42	55
177	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	189
69	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	74
103	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	109
61	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	65
117	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	125
158	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	169
143	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	152
66	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	71
58	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	62
177	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	192
82	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	88

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$111	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	$119
312	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	339
85	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	90
122	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	131
7	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	8
96	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	104
103	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	110
50	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	53
29	Government National Mortgage Association, Pool #738602	3.50	8/15/26	31
117	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	124
188	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	199
87	Government National Mortgage Association, Pool #783976	3.50	4/20/43	95
139	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	149
21	Government National Mortgage Association, Pool #796271	3.50	7/15/42	22
13	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	14
137	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	146
79	Government National Mortgage Association, Pool #778157	3.50	3/15/42	84
111	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	117
3	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	3
17	Government National Mortgage Association, Pool #MA6410	3.50	1/20/50	18
151	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	161
80	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	85
152	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	165
20	Government National Mortgage Association, Pool #MA6475	3.50	2/20/50	21
190	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	201
90	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	96
27	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	30
109	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	116
138	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	146
106	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	113
77	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	82
44	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	48
110	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	117
71	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	77
67	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	73
37	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	40
16	Government National Mortgage Association, Pool #4922	4.00	1/20/41	18
113	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	123
41	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	45
36	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	39
25	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	27
28	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	31
86	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	93
37	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	40
17	Government National Mortgage Association, Pool #766495	4.00	10/15/41	18
30	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	33
68	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	74
67	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	72
20	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	22
111	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	122
60	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	65
95	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	104
62	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	66
21	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	23
26	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	28
132	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	141
39	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	43
45	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	49
30	Government National Mortgage Association, Pool #753254	4.00	9/15/43	33
12	Government National Mortgage Association, Pool #779401	4.00	6/15/42	14
227	Government National Mortgage Association, Pool #5139	4.00	8/20/41	249
99	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	105
24	Government National Mortgage Association, Pool #738710	4.00	9/15/41	27
136	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	147
12	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	13
5	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	5
79	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	84

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$95	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	$101
31	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	33
76	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	82
24	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	26
66	Government National Mortgage Association, Pool #713876	4.00	8/15/39	71
26	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	28
24	Government National Mortgage Association, Pool #740068	4.00	9/15/40	27
57	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	63
75	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	80
61	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	66
159	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	171
16	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	17
73	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	80
95	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	102
44	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	47
75	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	81
83	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	89
96	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	105
84	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	91
74	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	80
25	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	27
64	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	68
72	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	77
73	Government National Mortgage Association, Pool #MA5877	4.50	4/20/49	78
77	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	83
50	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	56
140	Government National Mortgage Association, Pool #717148	4.50	5/15/39	157
18	Government National Mortgage Association, Pool #738793	4.50	9/15/41	21
313	Government National Mortgage Association, Pool #4801	4.50	9/20/40	345
70	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	75
231	Government National Mortgage Association, Pool #721760	4.50	8/15/40	258
84	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	93
70	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	76
14	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	15
23	Government National Mortgage Association, Pool #MA5711	4.50	1/20/49	24
21	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	22
13	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	13
76	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	84
50	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	55
30	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	33
16	Government National Mortgage Association, Pool #729511	4.50	4/15/40	19
10	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	11
13	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	15
27	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	29
6	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	7
42	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	45
83	Government National Mortgage Association, Pool #5260	4.50	12/20/41	93
14	Government National Mortgage Association, Pool #BC0597	4.50	8/15/47	16
33	Government National Mortgage Association, Pool #MA5597	5.00	11/20/48	35
13	Government National Mortgage Association, Pool #782468	5.00	11/15/38	15
18	Government National Mortgage Association, Pool #MA5765	5.00	2/20/49	19
18	Government National Mortgage Association, Pool #MA5819	5.00	3/20/49	19
51	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	58
7	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	8
8	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	9
54	Government National Mortgage Association, Pool #604285	5.00	5/15/33	62
8	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	9
17	Government National Mortgage Association, Pool #675179	5.00	3/15/38	20
18	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	19
41	Government National Mortgage Association, Pool #712690	5.00	4/15/39	48
49	Government National Mortgage Association, Pool #MA5080	5.00	3/20/48	53
32	Government National Mortgage Association, Pool #MA4007	5.00	10/20/46	36
21	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	22
61	Government National Mortgage Association, Pool #694531	5.00	11/15/38	71
108	Government National Mortgage Association, Pool #782523	5.00	11/15/35	125
232	Government National Mortgage Association, Pool #4559	5.00	10/20/39	264
8	Government National Mortgage Association, Pool #MA5712	5.00	1/20/49	8

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$19	Government National Mortgage Association, Pool #MA5400	5.00		8/20/48	$21
62	Government National Mortgage Association, Pool #783284	5.50		6/20/40	68
11	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	12
47	Government National Mortgage Association, Pool #510835	5.50		2/15/35	55
10	Government National Mortgage Association, Pool #658181	5.50		11/15/36	11
38	Government National Mortgage Association, Pool #781959	6.00		7/15/35	43
41	Government National Mortgage Association, Pool #4245	6.00		9/20/38	49
37	Government National Mortgage Association, Pool #4222	6.00		8/20/38	43
8	Government National Mortgage Association, Pool #699237	6.50		9/15/38	10
4,925	Government National Mortgage Association, 30 YR TBA	2.00		10/20/51	4,994
3,050	Government National Mortgage Association, 30 YR TBA	2.50		10/20/51	3,148
600	Government National Mortgage Association, 30 YR TBA	2.50		11/20/51	617
100	Government National Mortgage Association, 30 YR TBA	3.00		11/20/51	104
	Total U.S. Government Agency Mortgages				185,770

Shares
	Investment Company — 24.02%
53,430,332	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(b)		53,430
	Total Investment Company				53,430

	Total Investments Before TBA Sale Commitments (cost $253,035) — 115.16%				256,117

Principal Amount (000)
	TBA Sale Commitments(c) — (0.65)%
$(400)	Fannie Mae, 30 YR TBA	3.50		10/25/51	(423)
(50)	Fannie Mae, 30 YR TBA	4.00		10/25/51	(54)
(100)	Fannie Mae, 30 YR TBA	5.50		10/25/51	(112)
(325)	Government National Mortgage Association, 30 YR TBA	3.50		10/20/50	(342)
(250)	Government National Mortgage Association, 30 YR TBA	4.50		10/20/51	(266)
(225)	Government National Mortgage Association, 30 YR TBA	5.00		10/20/51	(239)
	Total TBA Sale Commitments				(1,436)
	Liabilities in excess of other assets — (14.51)%				(32,266)
	Net Assets — 100.00%				$222,415

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2021.
(b)	Annualized 7-day yield as of period-end.
(c)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	0.63%	-	0.63%
Collateralized Mortgage Obligations	6.98%	-	6.98%
U.S. Government Agency Mortgages	83.53%	-	83.53%
Investment Company	14.45%	9.57%	24.02%
TBA Sale Commitments	-0.65%	-	-0.65%
Other Assets (Liabilities)	-14.36%	-0.15%	-14.51%
Total Net Assets	90.58%	9.42%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 99.93%
	Alabama — 2.12%
$2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00		5/1/25	$2,312
710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00		7/1/23	735
					3,047
	Arizona — 5.07%
805	County of Pima Arizona Sewer System Revenue	5.00		7/1/23	873
1,645	Maricopa County High School District No. 214 Tolleson Union High School, GO	5.00		7/1/24	1,852
2,475	Maricopa County Industrial Development Authority Revenue, Series D	5.00	(a)	1/1/46	2,972
1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00		7/1/25	1,582
					7,279
	Arkansas — 1.75%
2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00		2/1/26	2,506

	California — 1.74%
2,270	State of California, GO	5.00		11/1/23	2,494

	Connecticut — 0.86%
1,200	State of Connecticut, GO, Series A	5.00		4/15/22	1,231

	District of Columbia — 1.57%
2,000	District of Columbia, GO, Series D	5.00		6/1/24	2,253

	Florida — 7.61%
425	JEA Florida Electric System Revenue, Series D	5.00		10/1/22	445
2,500	Orlando Utilities Commission Revenue	5.00		10/1/27	3,125
950	State of Florida Department of Education Revenue, Series A	5.00		7/1/22	984
1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00		11/1/23	1,799
2,420	State of Florida, GO, Series B, Callable 6/1/27 @ 100.00	5.00		6/1/28	2,974
1,605	Tohopekaliga Water Authority Utility System Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.25		10/1/36	1,605
					10,932
	Georgia — 1.78%
2,000	State of Georgia, GO, Series A	5.00		8/1/28	2,549

	Hawaii — 1.55%
1,970	City & County Honolulu Hawaii Wastewater System Revenue	4.00		7/1/25	2,227

	Indiana — 1.42%
1,930	Indiana Municipal Power Agency Revenue, Series A	5.00		1/1/23	2,044

	Iowa — 3.07%
1,440	Ankeny Community School District, GO	5.00		6/1/23	1,551
2,105	City of Dubuque, GO	2.00		6/1/24	2,196
550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00 (BAM)	5.00		5/1/27	658
					4,405
	Kansas — 1.34%
1,790	Kansas Development Finance Authority Revenue	5.00		5/1/23	1,923

	Kentucky — 1.70%
1,610	Louisville/Jefferson County Metropolitan Government, GO, Series A	5.00		8/1/22	1,675
685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00		4/1/25	763
					2,438
	Maine — 0.94%
1,340	Maine Municipal Bond Bank Revenue, Series B	5.00		11/1/21	1,345

	Maryland — 2.72%
2,250	State of Maryland, GO	5.00		8/1/28	2,880
1,000	University System of Maryland, GO, Series A	5.00		4/1/22	1,024
					3,904
	Michigan — 5.15%
2,470	Charter Township of Meridian, GO	5.00		10/1/21	2,470
2,350	Michigan State Housing Development Authority Revenue, Series A1, Callable 11/12/21 @ 100.00	0.65		10/1/24	2,350
2,105	Wayne State University Revenue	5.00		11/15/26	2,565
					7,385

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Minnesota — 3.57%
$2,000	Minneapolis Special School, GO (SD CRED PROG)	5.00	2/1/24	$2,219
2,765	White Bear Lake Independent School, GO, Series A (SD CRED PROG)	4.00	2/1/23	2,906
				5,125
	Missouri — 1.33%
1,885	Saint Charles County Francis Howell School District, GO (State Aid Withholding)	4.00	3/1/22	1,914

	New Jersey — 2.11%
2,815	New Jersey Infrastructure Bank, Series A	3.00	9/1/24	3,028

	New Mexico — 2.81%
1,400	Carlsbad Municipal School District, GO (State Aid Withholding)	5.00	8/1/22	1,456
2,500	New Mexico Finance Authority Revenue, Series B	5.00	6/1/22	2,580
				4,036
	New York — 7.58%
2,165	City of New York, GO, Series A1	5.00	8/1/23	2,343
385	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/21	386
2,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/23	2,199
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	450
3,970	New York State Dormitory Authority Revenue	1.06	3/15/25	4,002
440	New York State Dormitory Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/23	469
960	New York State Dormitory Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/23	1,023
				10,872
	North Carolina — 3.33%
2,600	County of Durham North Carolina, GO	3.00	6/1/23	2,722
1,625	County of Johnston Revenue, Series A	5.00	4/1/22	1,664
375	State of North Carolina Revenue	5.00	3/1/23	400
				4,786
	Ohio — 5.19%
2,020	Ohio University Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	12/1/32	2,132
2,955	State of Ohio, GO, Series B	5.00	8/1/23	3,213
2,000	University of Cincinnati Revenue	2.26	6/1/26	2,100
				7,445
	Oregon — 3.80%
1,320	City of Salem Oregon, GO	5.00	6/1/24	1,487
4,000	Multnomah County School District, GO (State Intercept)	1.25	6/30/27	3,966
				5,453
	Pennsylvania — 3.92%
2,910	Central Bucks School District, GO (State Aid Withholding)	5.00	5/15/23	3,125
2,010	Millcreek Township School District, GO (BAM)	5.00	9/15/27	2,501
				5,626
	South Carolina — 1.17%
1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	1,674

	Tennessee — 0.86%
1,225	City of Murfreesboro Tennessee, GO, Series C	3.00	2/1/22	1,236

	Texas — 16.21%
1,730	Alief Independent School District, GO (PSF-GTD)	5.00	2/15/23	1,844
1,255	City of Arlington Texas, GO, Series A	5.00	8/15/22	1,308
1,565	City of Bryan Texas, GO	5.00	8/15/22	1,630
1,550	City of Garland Texas Electric Utility System Revenue	5.00	3/1/24	1,721
2,250	City of Grand Prairie Texas, GO	5.00	2/15/22	2,290
2,065	City of Irving Texas, GO	5.00	9/15/24	2,353
1,325	City of Midland Texas, GO	5.00	3/1/22	1,349
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00	2/15/25	1,175
685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00	2/15/22	697
660	Dallas Area Rapid Transit Revenue, Series A	5.00	12/1/24	757
430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	448
690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/22	702
625	North East Independent School District Texas, GO (PSF-GTD)	5.00	8/1/22	650
3,685	Pearland Independent School District, GO (PSF-GTD)	5.00	2/15/23	3,929
1,000	Plano Independent School, GO (PSF-GTD)	5.00	2/15/23	1,066
1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00	8/1/25	1,354
				23,273

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Virginia — 0.03%
$40	Virginia Housing Development Authority Revenue, Series A Continuously Callable @ 100.00	2.05		3/1/22	$40

	Washington — 4.92%
1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00		1/1/24	1,919
1,500	City of Seattle Washington, GO	5.00		8/1/22	1,560
1,260	County of King Washington, GO, Series B	5.00		7/1/25	1,480
1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00		12/1/24	1,246
820	State of Washington Revenue, Series F	5.00		9/1/22	856
					7,061
	West Virginia — 1.55%
2,130	Jefferson County Board of Education, GO	2.00		6/1/24	2,224

	Wisconsin — 1.16%
1,000	Stevens Point Area Public School District Wisconsin, GO	5.00		4/1/24	1,117
525	Wisconsin Energy Power Supply Revenue, Series A	5.00		7/1/22	544
					1,661
	Total Municipal Bonds				143,416

Shares
	Investment Company — 0.35%
508,635	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(b)		509
	Total Investment Company				509

	Total Investments (cost $142,472) — 100.28%				143,925
	Liabilities in excess of other assets — (0.28)%				(407)
	Net Assets — 100.00%				$143,518

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on September 30, 2021.
(b)	Annualized 7-day yield as of period-end.
As of September 30, 2021, 100% of the Portfolio's net assets were managed by Breckinridge Capital Advisors, Inc.

BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty
SCSDE—Insured by South Carolina School Discount Enhancement
SD CRED PROG—School District Credit Program

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 98.80%
	Alabama — 2.45%
$1,675	Auburn University Revenue, Series A	5.00		6/1/26	$2,019
1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	1,549
2,895	Black Belt Energy Gas District Revenue, Callable 9/1/31 @ 201.06	4.00	(a)	6/1/51	3,533
1,000	Lower Alabama Gas District Revenue (Goldman Sachs)	4.00	(a)	12/1/50	1,135
1,000	Troy University Revenue, Series A (BAM)	5.00		11/1/26	1,217
					9,453
	Arizona — 1.86%
1,685	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/30 @ 200.00	5.00		7/1/32	2,205
1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,172
1,215	Northern Arizona University Revenue, Series B (BAM)	5.00		6/1/26	1,461
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,121
1,015	State of Arizona, Series A	5.00		10/1/25	1,199
					7,158
	Arkansas — 0.33%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,274

	California — 3.08%
290	California State Department of Water Resources Revenue, Central Valley Project, Callable 11/12/21 @ 200.00	5.25		7/1/22	291
3,000	California State, GO, Callable 11/1/30 @ 200.00	5.00		11/1/31	3,977
1,250	California State, GO	5.00		8/1/24	1,415
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,907
1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,072
1,750	State of California, GO, Callable 4/1/29 @ 200.00	5.00		4/1/30	2,230
					11,892
	Colorado — 5.53%
1,225	Board of Governors of Colorado State University System Revenue, Series E-2 (State Intercept)	5.00		3/1/25	1,417
3,550	Colorado Health Facilities Authority Revenue, Series A	5.00		1/1/25	4,077
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00	(a)	10/1/38	5,032
3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00		12/1/25	4,234
1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00		11/15/23	1,923
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,590
1,000	State of Colorado, Certificate of Participation	5.00		3/15/23	1,067
					21,340
	Connecticut — 1.19%
1,085	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,306
3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 200.00	5.00		10/15/25	3,290
					4,596
	District of Columbia — 2.17%
3,260	District of Columbia University Revenue, Callable 9/1/29 @ 200.00	5.00		3/1/31	4,187
1,500	District of Columbia University Revenue	5.00		4/1/25	1,732
1,000	District of Columbia, GO, Callable 12/1/26 @ 200.00	5.00		6/1/33	1,203
1,200	Metropolitan Washington Airports Authority Revenue, Series A (AMT)	5.00		10/1/22	1,257
					8,379
	Florida — 4.02%
2,000	Alachua County Health Facilities Authority Revenue	5.00	(a)	12/1/37	2,396
1,500	Central Florida Expressway Authority Revenue (AGM)	5.00		7/1/30	1,966
955	County of Polk Florida Utility System Revenue	5.00		10/1/27	1,182
1,000	Florida Municipal Power Agency Revenue	5.00		10/1/25	1,185
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,745
1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,687
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,838
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00		11/15/21	1,508
					15,507
	Georgia — 3.40%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	1,079
1,000	Fayette County Hospital Authority Revenue, Callable 1/1/24 @ 200.00	5.00	(a)	7/1/54	1,112
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	1,354
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,805

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Georgia (continued)
$1,000	Main Street Natural Gas, Inc. Revenue, Series B, Callable 6/1/23 @ 200.00	0.81 (US0001M + 150 bps)	(b)	4/1/48	$1,007
5,000	Main Street Natural Gas, Inc. Revenue	4.00	(a)	3/1/50	5,738
1,000	Savannah Economic Development Authority Revenue	1.90		8/1/24	1,030
					13,125
	Illinois — 7.38%
80	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT Continuously Callable @ 100.00, Callable 11/12/21 @ 200.00	7.46		2/15/26	76
1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 200.00	5.00		1/1/26	1,086
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 200.00	5.00		11/1/25	1,142
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 200.00	5.00		11/1/24	1,052
1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,143
1,375	Illinois State Finance Authority Revenue, Series B-2, Callable 5/15/26 @ 200.00	5.00	(a)	5/15/50	1,639
275	Illinois State Finance Authority Revenue	5.00		5/1/22	283
4,600	Illinois State Sales Tax Revenue, Series A (BAM)	5.00		6/15/25	5,351
1,635	Illinois State Toll Highway Authority Revenue	5.00		1/1/25	1,878
3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 200.00	5.00		12/1/27	3,684
1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	1,982
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00		12/1/22	786
2,000	Regional Transportation Authority Revenue (AGC)	6.00		6/1/25	2,326
2,000	Sales Tax Securitization Corp. Revenue, Series A	5.00		1/1/29	2,534
2,995	University of Illinois, Certificate of Participation, Series B, Callable 10/1/26 @ 200.00	5.00		10/1/27	3,535
					28,497
	Indiana — 2.72%
2,500	City of Whiting Indiana Revenue (BP Plc)	5.00	(a)	12/1/44	3,003
1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,265
1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,145
1,500	Indiana Finance Authority Revenue, Series A	3.13		12/1/24	1,619
2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 200.00	2.25	(a)	12/1/58	2,387
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,063
					10,482
	Iowa — 0.15%
450	Iowa Tobacco Settlement Authority Revenue, Series A2, Callable 6/1/31 @ 200.00	5.00		6/1/32	598

	Kentucky — 2.50%
1,300	City of Owensboro Kentucky Electric Light & Power System Revenue	4.00		1/1/23	1,364
3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,338
3,500	Kentucky Public Energy Authority Revenue, Series B	4.00	(a)	1/1/49	3,867
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 200.80	4.00		4/1/24	1,086
					9,655
	Louisiana — 1.36%
1,415	Jefferson Sales Tax District, Series A (AGM)	5.00		12/1/25	1,660
2,500	Louisiana Offshore Terminal Authority Revenue	1.65	(a)	9/1/33	2,550
1,000	Parish of St. John the Baptist Louisiana Revenue	2.10	(a)	6/1/37	1,036
					5,246
	Maine — 0.31%
1,025	Finance Authority of Maine Revenue (AGC)	5.00		12/1/26	1,209

	Maryland — 3.93%
2,905	County of Montgomery Maryland, GO, Series A, Callable 8/1/30 @ 200.00	4.00		8/1/31	3,593
4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,524
2,090	Maryland State Transportation Authority Revenue (AMT)	5.00		6/1/28	2,577
2,500	State of Maryland Department of Transportation Revenue, Callable 10/1/30 @ 200.00	5.00		10/1/32	3,302
1,000	State of Maryland Department of Transportation Revenue, Callable 10/1/27 @ 200.00	4.00		10/1/32	1,172
					15,168
	Massachusetts — 1.20%
1,400	Massachusetts Educational Financing Authority Revenue, Series B	5.00		7/1/29	1,768

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00	7/1/23	$1,740
1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00	1/1/25	1,139
				4,647
	Michigan — 4.22%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	2,038
1,100	Michigan Finance Authority Revenue	5.00	10/1/29	1,426
1,280	Michigan Finance Authority Revenue, Series B	5.00	10/1/30	1,693
2,190	Michigan Finance Authority Revenue, Series B, Callable 10/1/30 @ 200.00	5.00	10/1/31	2,874
1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 200.00	5.50	12/1/29	1,169
1,450	Michigan State Building Authority Revenue	5.00	4/15/25	1,687
1,605	Michigan Strategic Fund Revenue	5.00	6/30/25	1,857
2,960	Utica Community Schools, GO (Q-SBLF)	5.00	5/1/26	3,558
				16,302
	Minnesota — 0.31%
1,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Series C	5.00	1/1/26	1,184

	Missouri — 1.87%
2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00	6/1/25	2,799
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,101
2,505	The Curators of The University of Missouri Revenue	5.00	11/1/30	3,316
				7,216
	Nebraska — 0.63%
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 200.00	4.00	4/1/31	1,227
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 200.00	4.00	4/1/32	1,218
				2,445
	Nevada — 2.11%
1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/26	1,201
1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/23	1,081
3,500	Las Vegas Valley Water District, GO	5.00	6/1/31	4,720
1,000	State of Nevada Highway Improvement Revenue	5.00	12/1/24	1,149
				8,151
	New Jersey — 2.09%
430	New Jersey Economic Development Authority Revenue, Callable 11/1/29 @ 200.00	5.00	11/1/30	537
1,660	New Jersey Housing & Mortgage Finance Agency Revenue, Series D	4.00	4/1/22	1,690
1,210	New Jersey State Economic Development Authority Revenue, School Facilities Construction	5.00	6/15/28	1,506
2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00	12/1/22	2,107
1,000	State of New Jersey, GO, Series A	4.00	6/1/30	1,216
970	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20	6/1/27	996
				8,052
	New York — 8.06%
4,000	City of New York, GO, Series A-1	5.00	8/1/27	4,897
2,890	City of New York, GO, Series A-1, Callable 10/1/30 @ 200.00	5.00	4/1/32	3,718
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,105
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,220
3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 200.00	5.00	7/1/26	3,203
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 200.00	5.00	8/1/29	1,125
2,410	New York City Water & Sewer System Revenue, Callable 12/15/25 @ 200.00	5.00	6/15/27	2,854
2,000	New York City Water & Sewer System Revenue, Callable 12/15/30 @ 200.00	5.00	6/15/31	2,663
1,500	New York State Dormitory Authority Revenue, Series D	5.00	2/15/25	1,734
1,250	New York State Thruway Authority Revenue, Series A, Callable 3/15/31 @ 200.00	5.00	3/15/33	1,645
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00	9/1/23	4,899
				31,063
	North Carolina — 2.13%
1,000	City of Charlotte North Carolina Airport Revenue, Series C	5.00	7/1/24	1,127
1,000	County of Wake North Carolina Revenue	5.00	9/1/28	1,277

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Carolina (continued)
$3,000	County of Wake North Carolina, GO	5.00		9/1/24	$3,414
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00		1/1/24	1,108
1,000	The Charlotte-Mecklenburg Hospital Authority Revenue	5.00	(a)	1/15/50	1,275
					8,201
	Ohio — 3.13%
1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 200.00	5.00		2/15/27	1,651
1,750	American Municipal Power, Inc. Revenue, Series A	5.00		2/15/24	1,945
3,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Callable 6/1/30 @ 200.00	5.00		6/1/32	3,843
565	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System Continuously Callable @ 100.00, Callable 11/12/21 @ 200.00 (MBIA)	5.50		10/15/25	622
1,850	University of Cincinnati Revenue	5.00		6/1/27	2,282
775	University of Cincinnati Revenue	5.00		6/1/26	932
700	University of Cincinnati Revenue	5.00		6/1/25	816
					12,091
	Oklahoma — 1.11%
1,000	Oklahoma Development Finance Authority Revenue, Callable 6/30/22 @ 200.00	1.63		7/6/23	1,009
530	Oklahoma Municipal Power Authority Revenue, Series A, Callable 1/1/31 @ 200.00 (AGM)	4.00		1/1/32	643
2,000	Oklahoma Turnpike Authority Revenue	5.00		1/1/30	2,620
					4,272
	Oregon — 1.24%
1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	5.00	(a)	6/15/25	1,526
2,500	Multnomah County School District No. 1 Portland, GO (SCH BD GTY)	5.00		6/15/29	3,242
					4,768
	Pennsylvania — 8.00%
3,500	City of Philadelphia PA Water & Wastewater Revenue, Callable 10/1/30 @ 200.00	5.00		10/1/32	4,576
3,535	City of Philadelphia PA, GO, Series A	5.00		5/1/30	4,599
1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00		11/1/27	1,248
1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00		6/1/23	1,347
4,000	Delaware Valley Regional Finance Authority Revenue, Series B, Callable 10/27/21 @ 200.00 (CNTY-GTD)	0.47 (MUNIPSA + 84 bps)	(b)	9/1/48	3,998
850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00		4/1/25	957
1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 200.00	2.45	(a)	12/1/39	2,009
2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	2.15	(a)	7/1/41	2,622
2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,808
625	Pennsylvania Turnpike Commission Revenue	5.00		12/1/28	794
3,225	School District of Philadelphia, GO	5.00		9/1/28	4,067
1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00		3/1/23	1,814
					30,839
	Rhode Island — 1.03%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,151
1,000	Rhode Island State Student Loan Authority Revenue, Series A (AMT)	5.00		12/1/22	1,049
625	Rhode Island State Student Loan Authority Revenue	5.00		12/1/29	787
					3,987
	South Carolina — 1.71%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,505
1,000	Piedmont Municipal Power Agency Revenue, Series B	5.00		1/1/29	1,258
680	South Carolina Public Service Authority Revenue	5.00		12/1/27	844
					6,607
	Tennessee — 0.78%
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 200.44	4.00	(a)	11/1/49	1,700
1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 200.86	4.00	(a)	5/1/48	1,321
					3,021
	Texas — 11.00%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,317
1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/28	1,556
1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/27	1,269

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,000	Austin Texas Community College District, GO	5.00		8/1/23	$1,087
2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 200.00	5.00		2/15/27	2,807
2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00		7/1/25	2,904
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,584
1,205	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,366
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 200.00 (PSF-GTD)	5.00		2/15/27	2,870
2,300	Dallas Love Field Revenue (AMT)	5.00		11/1/25	2,685
65	El Paso Texas Water & Sewer Revenue	5.00		3/1/22	66
2,100	Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Revenue	5.00		11/15/27	2,520
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	1,948
2,095	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/23	2,271
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00		11/1/22	1,048
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 200.00	5.00		11/1/28	1,268
1,000	Lower Colorado River Texas Authority Revenue	5.00		5/15/26	1,203
825	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/23	888
1,000	North Texas Tollway Authority Revenue, Series A	5.00		1/1/24	1,108
1,000	San Antonio Texas Airport System Revenue	5.00		7/1/26	1,188
1,750	San Antonio Texas Airport System Revenue	5.00		7/1/25	2,019
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 200.00	5.00		2/15/28	2,624
1,300	West Harris County Regional Water Authority Revenue	5.00		12/15/27	1,632
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,197
					42,425
	Utah — 0.34%
1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,329

	Virginia — 2.17%
1,500	City of Richmond VA Public Utility Revenue, Callable 1/15/26 @ 200.00	5.00		1/15/29	1,767
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,124
850	Hampton Roads Transportation Accountability Commission Revenue, Callable 7/1/30 @ 200.00	5.00		7/1/31	1,114
2,000	King George County Economic Development Authority Revenue	2.50	(a)	6/1/23	2,072
1,000	Roanoke Economic Development Authority Revenue	5.00		7/1/25	1,163
1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00		8/1/24	1,131
					8,371
	Washington — 1.98%
90	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00		1/1/22	91
1,500	Port of Seattle Washington Revenue (AMT)	5.00		4/1/26	1,779
1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 200.00	5.00	(a)	8/1/49	1,786
2,310	Washington Health Care Facilities Authority Revenue	5.00		8/15/23	2,517
1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	1,479
					7,652
	Wisconsin — 1.31%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,066
1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00		4/1/26	1,468
1,100	Wisconsin Health & Educational Facilities Authority	4.00		11/15/26	1,295
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,218
					5,047
	Total Municipal Bonds				381,249

Shares
	Investment Company — 0.32%
1,222,651	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(c)		1,223
	Total Investment Company				1,223

	Total Investments (cost $370,740) — 99.12%				382,472
	Other assets in excess of liabilities — 0.88%				3,400
	Net Assets — 100.00%				$385,872

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on September 30, 2021.
(b)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2021.
(c)	Annualized 7-day yield as of period-end.

AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
bps—Basis Points
CNTY-GTD—County Guarantee
GO—General Obligation
MBIA—Municipal Bond Insurance Association
MUNIPSA—SIFMA Municipal Swap Index Yield
PSF-GTD—Public School Fund Guaranteed
Q-SBLF—Qualified School Bond Loan Fund
SCH BD GTY—School Board Guaranty
US0001M—1 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The Intermediate Term Municipal Bond Portfolio	Insight North America LLC	HC Capital Solutions	Total
Municipal Bonds	98.80%	-	98.80%
Investment Company	-	0.32%	0.32%
Other Assets (Liabilities)	1.01%	-0.13%	0.88%
Total Net Assets	99.81%	0.19%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 61.95%
	Alabama — 3.05%
$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,613
260	Pell City Alabama, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/26	300
740	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	850
				2,763
	Connecticut — 1.14%
870	State of Connecticut Special Tax Revenue, Callable 5/1/30 @ 100.00	4.00	5/1/36	1,033

	Florida — 7.65%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,517
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,560
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	853
585	Orange County Florida School Board, Certificates of Participation, Series A	5.00	8/1/23	634
800	State of Florida, GO, Series A	5.00	6/1/23	863
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 11/12/21 @ 100.00	5.00	10/1/22	1,506
				6,933
	Idaho — 1.47%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,333

	Illinois — 1.89%
1,400	Illinois Finance Authority Revenue	5.00	1/1/27	1,713

	Iowa — 1.81%
1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,638

	Kansas — 1.03%
850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	931

	Massachusetts — 0.71%
600	Massachusetts State, GO, Series A	5.00	3/1/23	640

	Michigan — 1.06%
890	Michigan State Building Authority Revenue	4.00	10/15/23	958

	Nevada — 5.54%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	867
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,271
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	896
1,800	State of Nevada Highway Improvement Revenue, Series A	5.00	12/1/23	1,984
				5,018
	New Mexico — 1.41%
1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,277

	New York — 3.86%
570	City of New York, GO	5.00	4/1/31	745
600	Metropolitan Transportation Authority Revenue, Series A-1	5.00	2/1/23	637
1,430	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding)	1.35	7/15/27	1,422
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	693
				3,497
	North Carolina — 2.43%
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,855
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	348
				2,203
	Ohio — 3.89%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	771
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,290
500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	617
800	Ohio State University Revenue	5.00	12/1/22	844
				3,522
	Pennsylvania — 1.62%
1,185	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,268

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — September 30, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$190	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00		3/15/23	$203
					1,471
	South Dakota — 2.27%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00		4/1/29	2,059

	Texas — 12.29%
1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00		6/15/30	1,862
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00		3/1/29	363
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/1/25 @ 100.00	5.00		10/1/27	1,754
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00		8/15/30	1,843
1,460	Humble Independent School District, GO, Series C	5.00		2/15/24	1,623
1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00		2/1/24	1,905
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00		4/15/26	1,773
					11,123
	Washington — 7.42%
1,415	Chelan County Public Utility District No. 1 Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/31	1,863
1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/29	1,303
1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/27	1,547
1,575	King County Washington, GO, Callable 1/1/29 @ 100.00	5.00		1/1/30	2,010
					6,723
	West Virginia — 1.41%
1,000	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00		6/1/33	1,278

	Total Municipal Bonds				56,113

Shares
	Investment Companies — 37.00%
86,205	BlackRock California Municipal Income Trust				1,272
40,704	BlackRock Muni Intermediate Duration Fund, Inc.				619
57,692	BlackRock Municipal 2030 Target Term Trust				1,472
18,780	BlackRock Municipal Income Quality Trust				287
58,076	BlackRock MuniHoldings Investment Quality Fund				843
42,274	BlackRock MuniYield Fund, Inc.				628
122,689	BlackRock MuniYield Quality Fund III, Inc.				1,801
57,761	DWS Municipal Income Trust				687
32,000	Eaton Vance California Municipal Bond Fund				382
90,000	Eaton Vance Municipal Bond Fund				1,204
40,000	Eaton Vance Municipal Income Trust				553
16,805	Invesco Municipal Opportunity Trust				230
45,000	Invesco Municipal Trust				603
45,000	Invesco Quality Municipal Income Trust				593
45,000	Invesco Trust for Investment Grade Municipals				616
120,051	Nuveen AMT-Free Quality Municipal Income Fund				1,824
26,152	Nuveen California AMT-Free Quality Municipal Income Fund				429
65,000	Nuveen California Quality Municipal Income Fund				1,020
125,000	Nuveen Municipal Credit Income Fund				2,089
60,377	Nuveen New York AMT-Free Quality Municipal Income Fund				835
132,044	Nuveen Quality Municipal Income Fund				2,063
31,466	Pioneer Municipal High Income Advantage Fund, Inc.				365
12,683,725	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)		12,684
30,601	Western Asset Managed Municipals Fund, Inc.				408
	Total Investment Companies				33,507

	Total Investments (cost $86,537) — 98.95%				89,620
	Other assets in excess of liabilities — 1.05%				952
	Net Assets — 100.00%				$90,572

(a)	Annualized 7-day yield as of period-end.

AMT—Alternative Minimum Tax
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — September 30, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2021.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	City of London Investment Management Company, Limited	HC Capital Solutions	Total
Municipal Bonds	61.95%	-	-	61.95%
Investment Companies	0.43%	22.99%	13.58%	37.00%
Other Assets (Liabilities)	0.74%	0.33%	-0.02%	1.05%
Total Net Assets	63.12%	23.32%	13.56%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.